UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Templeton
Variable Insurance
Products Trust
December 31, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
MASTER CLASS - 4
Franklin Templeton Variable Insurance
Products Trust Annual Report
Table of Contents
Important Notes to Performance Information
...........
i
*Statement of Additional Information Supplement for All
Funds
..................................
SAI-2
Fund Summaries
Franklin Allocation VIP Fund
...................
FA-1
Franklin DynaTech VIP Fund
...................
FD-1
*Prospectus Supplement
....................
FD-7
Franklin Income VIP Fund
.....................
FI-1
Franklin Mutual Global Discovery VIP Fund
.........
MGD-1
Franklin Mutual Shares VIP Fund
................
MS-1
Franklin Rising Dividends VIP Fund
..............
FRD-1
Franklin Small Cap Value VIP Fund
..............
FSV-1
Franklin Small-Mid Cap Growth VIP Fund
..........
FSC-1
Franklin Strategic Income VIP Fund
..............
FSI-1
Templeton Developing Markets VIP Fund
..........
TD-1
*Prospectus Supplement
....................
TD-8
Templeton Foreign VIP Fund
...................
TF-1
Templeton Global Bond VIP Fund
................
TGB-1
Templeton Growth VIP Fund
...................
TG-1
Index Descriptions
..............................
I-1
Board Members and Officers
.......................
BOD-1
Shareholder Information
..........................
SI-1
*Not part of the annual report. Retain for your records
.

i
Annual Report
Important Notes to Performance
Information
Performance data is historical and cannot predict or
guarantee future results. Principal value and investment
return will fluctuate with market conditions, and you may
have a gain or loss when you withdraw your money.
Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
When reviewing the index comparisons, please keep in
mind that indexes have a number of inherent performance
differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity,
indexes do not have a cash component. Second, the funds
are actively managed and, thus, are subject to management
fees to cover salaries of securities analysts or portfolio
managers in addition to other expenses. Indexes are
unmanaged and do not include any commissions or other
expenses typically associated with investing in securities.
Third, indexes often contain a different mix of securities
than the fund to which they are compared. Additionally,
please remember that indexes are simply a measure of
performance and cannot be invested in directly.

SAI-2
Annual Report
VIP1 SA1 SA2 SA4 SA5 02/22
SUPPLEMENT DATED FEBRUARY 4, 2022
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021 FOR
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
FRANKLIN MUTUAL SHARES VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL CAP VALUE VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(each, a series of Franklin Templeton Variable Insurance Products Trust)
The statement of additional information (SAI) of each Fund is amended as follows:
I. For all Funds, the name “Franklin Templeton Distributors, Inc.” is replaced throughout the SAI with “Franklin
Distributors, LLC.”
II. For Franklin Allocation VIP Fund, Templeton Developing Markets VIP Fund and Templeton Foreign VIP Fund, the
following bullet is added to the list of securities in which each Fund may invest under “The Funds – Goals, Additional
Strategies and Risks:”
Chinese securities including Chinese variable interest entities
III. The following is added to the “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and
Their Risks – Foreign securities:”
China companies. Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets, particularly in China; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding

SAI-3
Annual Report
the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries and that there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies; and (s) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (t) the risk that because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.
The Public Company Accounting Oversight Board (PCAOB) has warned that positions taken by Chinese authorities impair the PCAOB's ability to conduct inspections and investigations of the audits of public companies with China-based operations. The PCAOB's impaired ability to oversee PCAOB-registered audit firms in China may result in inaccurate or incomplete financial records of an issuer's operations within China, which may negatively impact the Fund's investments in such companies.
Investment in China, Hong Kong and Taiwan is subject to certain political risks. Following the establishment of the
People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss.The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market.
The equity securities of China companies the Fund may invest in include securities issued by Hong Kong and Taiwan domiciled companies, as well as China H shares (shares of China-incorporated, Hong Kong-listed companies),
Shanghai and Shenzhen-listed B shares (shares of China-incorporated companies that are traded in foreign currencies
- U.S. Dollar for the Shanghai Stock Exchange and Hong Kong dollar for the Shenzhen Stock Exchange), and China
“red chip” shares (shares of companies based in Mainland China that are incorporated outside China and listed in Hong
Kong). The Fund may also invest in eligible China A shares (shares of publicly traded companies based in Mainland
China) listed and traded on the Shanghai Stock Exchange ("SSE") through the Shanghai – Hong Kong Stock Connect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange (“SZSE”) through the
Shenzhen – Hong Kong Stock Connect program (both programs collectively referred to as “Stock Connect”). The Fund may also invest in China A shares through any other means permitted by applicable law or regulation.
Chinese variable interest entities . In China, equity ownership of companies by foreign individuals and entities is restricted or prohibited in certain sectors, such as internet, media, education and telecommunications. To circumvent these limits, starting in the early 2000s many Chinese companies, including most of the well-known Chinese Internet companies, have used a special structure known as a variable interest entity (VIE) to raise capital from foreign investors. In a typical VIE structure, a shell company is set up in an offshore jurisdiction, such as the Cayman Islands.
The shell company, through a wholly foreign-owned enterprise (WFOE) based in China, enters into service and other contracts with another Chinese company known as the VIE. The VIE must be owned by Chinese nationals (and/or other Chinese companies), which often are the VIE’s founders, in order to obtain the licenses and/or assets required to operate in the restricted or prohibited industry in China. The contractual arrangements entered into between the WFOE and VIE (which often include powers of attorney, loan and equity pledge agreements, call option agreements and exclusive services or business cooperation agreements) are designed to allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership.
The contractual arrangements are structured to require the shell company to consolidate the VIE into its financial statements, pursuant to U.S. generally accepted accounting principles, despite the absence of equity ownership. Such consolidation provides the shell company with the ability to issue shares on a foreign exchange, such as the New York

SAI-4
Annual Report
Stock Exchange or NASDAQ, often with the same name as the VIE. Accordingly, foreign investors, such as the Fund, will only own stock in the shell company rather than directly in the VIE. Further, the ability of the WFOE to easily extract profits from the VIE structure through service agreements will partially depend on the proportion of the business that can legally be conducted by the WFOE versus the VIE, which varies based on the industry.
While VIEs are a longstanding industry practice that is well known to Chinese officials and regulators, historically they have not been formally recognized under Chinese law. In late December 2021, the China Securities Regulatory
Commission (CSRC) released draft rules that would permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The new draft rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Further, if a Chinese court or arbitration body chose not to enforce the contracts, the value of the shell company would significantly decline, since it derives its value from the ability to consolidate the VIE into its financials pursuant to such contracts, and in turn, adversely affect the Fund’s returns and net asset value. The contractual arrangements with the
VIE may not be as effective in providing operational control as direct equity ownership. The Chinese equity owner(s) of the VIE could decide to breach the contractual arrangement and may have conflicting interests and fiduciary duties as compared to investors in the shell company. Accordingly, VIEs depend heavily on executives who are Chinese nationals and own the underlying business licenses and/or assets required to operate in China. In addition to creating “key person” succession risk, the structure can restrict the ability of outside shareholders to challenge executives for poor decision-making, weak management, or equity-eroding actions. Any breach or dispute under these contracts will likely fall under Chinese jurisdiction and law.
IV. For all Funds, the following replaces Robert G. Kubilis in the section “Officers and Trustees – Interested Board
Members and Officers:”
Christopher Kings (1974) Chief Financial Officer, Chief Accounting Officer and Treasurer Since January 2022 Not
Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Please keep this supplement with your SAI for future reference.

Annual Report
Franklin Allocation VIP Fund
This annual report for Franklin Allocation VIP Fund covers the fiscal year ended December 31, 202 1 .
Class 4 Performance Summary as of December 31, 202 1
Average annual total return of Class 4 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*On May 1, 2019, the Fund’s investment strategies changed. Performance prior to May 1, 2019, is attributable to the Fund’s performance before the strategy change. The
Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
4
1-Year +11.54%
5-Year +8.54%
10-Year +8.85%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/21 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
), Bloomberg U.S. Aggregate Bond Index, MSCI World ex USA Index-NR and Linked
Allocation VIP Fund Benchmark. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.
***Source: FactSet. The Linked Allocation VIP Fund Benchmark was calculated internally and was composed of 40% S&P 500, 40% Bloomberg U.S. Aggregate Bond Index
and 20% MSCI World ex USA Index-NR. Please see Index Descriptions following the Fund Summaries.

Annual Report
1. Source: Morningstar.
2. Source: FactSet. The Linked Allocation VIP Fund benchmark was calculated internally and was composed of 40% S&P 500, 40% Bloomberg U.S. Aggregate Bond Index
and 20% MSCI World ex USA Index-NR.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation, with income as a
secondary goal. Under normal market conditions, the Fund
allocates approximately 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class
by allocating the Fund’s assets among various sleeves
(investment strategies).
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund
is actively managed and could experience losses if the
investment manager’s or subadvisors’ judgment about
markets, future volatility, interest rates, industries, sectors and regions or the attractiveness, relative values, liquidity, effectiveness or potential appreciation of particular
investments made for the Fund’s portfolio prove to be
incorrect. The investment manager’s allocation of Fund
assets among different asset classes and strategy sleeves
may not prove beneficial in light of subsequent market
events. There can be no guarantee that these techniques or
the investment manager’s or subadvisors’ investment
decisions will produce the desired results. To the extent the
Fund invests in underlying investment companies, including
exchange-traded funds, the Fund’s performance is related to
the performance of the underlying investment companies
held by it. Stock prices fluctuate, sometimes rapidly and
dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions.
Bond prices generally move in the opposite direction of
interest rates. Thus, as prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline.
Derivatives involve costs and can create economic leverage
in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains)
in an amount that exceeds the Fund’s initial investment.
Foreign investing carries additional risks such as currency
and market volatility and political or social instability, risks that are heightened in developing countries. Growth stock
prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. The Fund’s prospectus also includes a
description of the main investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Standard & Poor’s 500
®
Index (S&P
500
®
), posted a +28.71% total return.
1
The Fund’s other
benchmarks performed as follows: the Bloomberg U.S.
Aggregate Bond Index posted a -1.54% total return, the
MSCI World ex USA Index-NR posted a +12.62% total
return, and the Linked Allocation VIP Fund Benchmark
posted a +12.81% total return.
1,2
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a +18.54% total return for the 12 months ended December
31, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, easing COVID-19 pandemic restrictions
in certain regions and the development of treatments and
vaccines. However, the Chinese government’s imposition of
additional restrictions on some businesses pressured Asian
and global emerging market stocks. Additionally, the spread
of the Delta and Omicron variants and higher inflation in an environment of persistent supply-chain disruptions hindered
global equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
Portfolio Composition
12/31/21
% of Total Net
Assets
Common Stocks 59.0%
U.S. Government and Agency Securities 18.3%
Corporate Bonds 10.4%
Mortgage-Backed Securities 4.1%
Management Investment Companies 3.0%
Other 2.3%
Short-Term Investments & Other Net Assets 2.9%

Franklin Allocation VIP Fund

Annual Report
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s quarter-over-quarter GDP contracted in
2021’s third quarter. China’s economic recovery continued,
although the country’s quarter-over-quarter GDP growth
in 2021’s first three quarters was slower than in 2020’s
second half, pressured by higher commodity prices.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and concerns about a large property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
The Fund seeks to achieve its investment goals by allocating its assets among the broad asset classes of equity and
fixed income investments through a variety of investment
strategies or sleeves managed by the investment manager
or its affiliates, which include Franklin U.S. Smart Beta Equity
Strategy, Franklin Growth Strategy, Templeton Foreign
Strategy, Franklin International Growth Strategy, Franklin
U.S. Government Securities Strategy, Franklin Rising
Dividends Strategy, Franklin Investment Grade Corporate
Strategy, Templeton Global Bond VIP Fund, Franklin
International Core Equity Strategy, Franklin U.S. Core Equity
Strategy, Franklin Emerging Market Core Equity Strategy,
Franklin U.S. Core Bond Strategy and Franklin U.S. Treasury
Securities Strategy. The Fund is structured as a multi-
manager fund (meaning the Fund’s assets are managed
by multiple subadvisors), with the investment manager
having overall responsibility for the Fund’s investments.
The investment manager allocates assets among various
asset classes and strategy sleeves to seek to diversify the
Fund’s portfolio, to add incremental return and to reduce the
Fund’s risk of being significantly impacted by changes in a
specific asset class or by changing market conditions. The
investment manager may, at times, implement a risk overlay
strategy, which seeks to neutralize certain market risks that may exist in the Fund primarily through the use of equity
and interest rate/bond futures. Allocations to the individually managed sleeves typically will not exceed 20%, but will
vary with market conditions; however, under normal market
conditions, no sleeve constitutes a majority of the Fund’s
assets.
Manager’s Discussion
The Fund’s performance can be attributed largely to
its allocation among the underlying sleeves and their
investments in domestic and foreign equity securities, fixed income securities, equity index and U.S. Treasury futures,
and short-term investments and other net assets.
During the 12 months under review, on the equity side, the
Franklin International Core Equity Strategy outperformed the
Fund’s foreign equity benchmark, the MSCI World ex USA
Index-NR, while the Franklin International Growth Strategy
and the Templeton Foreign Strategy underperformed the
Geographic Composition
12/31/21
% of Total
Net Assets
North America 75.4%
Europe 13.8%
Asia 5.8%
Latin America & Caribbean 1.1%
Other 1.0%
Short-Term Investments & Other Net Assets 2.9%

Franklin Allocation VIP Fund

Annual Report
index. The Franklin U.S. Core Equity Strategy outperformed
the Fund’s domestic equity benchmark, the S&P 500, while
the Franklin Growth Strategy, the Franklin Rising Dividends
Strategy and the Franklin U.S. Smart Beta Equity Strategy
underperformed the index. On the fixed income side, the
Franklin U.S. Government Securities Strategy, the Franklin
Investment Grade Corporate Strategy and the Franklin U.S.
Core Bond Strategy performed better than the Fund’s fixed
income benchmark, the Bloomberg Barclays U.S. Aggregate
Bond Index, while Templeton Global Bond VIP Fund –
Class 1 and the Franklin U.S. Treasury Securities Strategy
underperformed the index. The Fund’s risk overlay strategy,
which utilized U.S. Treasury and equity index futures to seek to neutralize certain market risks that we believed existed in the Fund during the period, outperformed the Fund’s fixed
income benchmark but underperformed the Fund’s equity
benchmarks.
Thank you for your participation in Franklin Allocation VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
A a
U.S. Treasury Notes 14.1%
Diversified Financial Services, United States
U.S. Treasury Bonds 4.2%
Diversified Financial Services, United States
Microsoft Corp. 2.5%
Software, United States
Schwab U.S. TIPS ETF 2.0%
Capital Markets, United States
FNMA, 30 Year 1.8%
Thrifts & Mortgage Finance, United States
Alphabet, Inc. 1.7%
Interactive Media & Services, United States
Apple, Inc. 1.4%
Technology Hardware, Storage & Peripherals,
United States
FHLMC Pool, 30 Year 1.1%
Diversified Financial Services, United States
Templeton Global Bond VIP Fund 1.0%
Capital Markets, United States
Amazon.com, Inc. 0.8%
Internet & Direct Marketing Retail, United States

Class 4 Fund Expenses
Franklin Allocation VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50
.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $1,042.20 $4.68 $1,020.62 $4.63 0.91%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.49 $6.86 $6.37 $7.44 $7.13
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.10 0.11
c
0.23
c
0.21
c
Net realized and unrealized gains (losses) ........... 0.58 0.45 1.11 (0.89) 0.63
Total from investment operations .................... 0.64 0.55 1.22 (0.66) 0.84
Less distributions from:
Net investment income .......................... (0.11) (0.12) (0.27) (0.24) (0.22)
Net realized gains ............................. — (1.80) (0.46) (0.17) (0.31)
Total distributions ............................... (0.11) (1.92) (0.73) (0.41) (0.53)
Net asset value, end of year ....................... $6.02 $5.49 $6.86 $6.37 $7.44
Total return
d
................................... 11.81% 12.19% 20.04% (9.34)% 12.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.60% 0.44% 0.12% 0.12%
Expenses net of waiver and payments by affiliates ....... 0.56%
e
0.55%
e
0.39% 0.10% 0.10%
Net investment income ........................... 1.04% 1.79% 1.55% 3.13% 2.75%
Supplemental data
Net assets, end of year (000’s) ..................... $841 $811 $842 $984 $1,047
Portfolio turnover rate ............................ 54.07% 99.02% 170.79% 2.23% 1.28%
Portfolio turnover rate excluding mortgage dollar rolls .... 54.07% 91.62%
f
158.11%
f
2.23% 1.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.43 $6.81 $6.32 $7.39 $7.08
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.09 0.09
c
0.21
c
0.18
c
Net realized and unrealized gains (losses) ........... 0.58 0.43 1.11 (0.89) 0.64
Total from investment operations .................... 0.63 0.52 1.20 (0.68) 0.82
Less distributions from:
Net investment income .......................... (0.10) (0.10) (0.25) (0.22) (0.20)
Net realized gains ............................. — (1.80) (0.46) (0.17) (0.31)
Total distributions ............................... (0.10) (1.90) (0.71) (0.39) (0.51)
Net asset value, end of year ....................... $5.96 $5.43 $6.81 $6.32 $7.39
Total return
d
................................... 11.68% 11.74% 19.86% (9.65)% 11.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.85% 0.69% 0.37% 0.37%
Expenses net of waiver and payments by affiliates ....... 0.81%
e
0.80%
e
0.64% 0.35% 0.35%
Net investment income ........................... 0.80% 1.54% 1.30% 2.88% 2.50%
Supplemental data
Net assets, end of year (000’s) ..................... $302,084 $398,620 $403,040 $390,300 $480,402
Portfolio turnover rate ............................ 54.07% 99.02% 170.79% 2.23% 1.28%
Portfolio turnover rate excluding mortgage dollar rolls .... 54.07% 91.62%
f
158.11%
f
2.23% 1.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.62 $6.97 $6.46 $7.53 $7.21
Income from investment operations
a
:
Net investment income
b
......................... 0.04 0.08 0.08
c
0.20
c
0.18
c
Net realized and unrealized gains (losses) ........... 0.60 0.46 1.13 (0.89) 0.64
Total from investment operations .................... 0.64 0.54 1.21 (0.69) 0.82
Less distributions from:
Net investment income .......................... (0.09) (0.09) (0.24) (0.21) (0.19)
Net realized gains ............................. — (1.80) (0.46) (0.17) (0.31)
Total distributions ............................... (0.09) (1.89) (0.70) (0.38) (0.50)
Net asset value, end of year ....................... $6.17 $5.62 $6.97 $6.46 $7.53
Total return
d
................................... 11.54% 11.75% 19.56% (9.58)% 11.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.95% 0.79% 0.47% 0.47%
Expenses net of waiver and payments by affiliates ....... 0.91%
e
0.90%
e
0.74% 0.45% 0.45%
Net investment income ........................... 0.70% 1.44% 1.20% 2.78% 2.40%
Supplemental data
Net assets, end of year (000’s) ..................... $418,751 $409,388 $406,693 $393,385 $528,862
Portfolio turnover rate ............................ 54.07% 99.02% 170.79% 2.23% 1.28%
Portfolio turnover rate excluding mortgage dollar rolls .... 54.07% 91.62%
f
158.11%
f
2.23% 1.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin Allocation VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 59.0%
Aerospace & Defense 1.3%
BAE Systems plc ..................................... United Kingdom 86,858 $ 647,191
BWX Technologies, Inc. ................................ United States 5,501 263,388
Dassault Aviation SA ................................... France 3,820 412,834
General Dynamics Corp. ................................ United States 5,154 1,074,454
Huntington Ingalls Industries, Inc. ......................... United States 268 50,046
Lockheed Martin Corp. ................................. United States 2,711 963,517
MTU Aero Engines AG ................................. Germany 5,700 1,156,436
Northrop Grumman Corp. ............................... United States 4,752 1,839,357
Raytheon Technologies Corp. ............................ United States 25,005 2,151,930
a
Rolls-Royce Holdings plc ............................... United Kingdom 253,703 423,121
Textron, Inc. ......................................... United States 1,365 105,378
9,087,652
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. ............................ United States 950 102,248
Deutsche Post AG ..................................... Germany 20,932 1,345,299
DSV A/S ............................................ Denmark 5,000 1,164,179
Expeditors International of Washington, Inc. ................. United States 1,230 165,177
b
Nippon Express Holdings Co. Ltd. ......................... Japan 3,200 188,746
United Parcel Service, Inc., B ............................ United States 10,333 2,214,775
5,180,424
Airlines 0.0%
†
a
International Consolidated Airlines Group SA ................. United Kingdom 203,228 395,208
Auto Components 0.2%
a
Aptiv plc ............................................ United States 2,400 395,880
Bridgestone Corp. ..................................... Japan 1,300 55,779
a
Continental AG ....................................... Germany 5,158 541,499
Gentex Corp. ........................................ United States 1,820 63,427
Valeo .............................................. France 21,493 647,639
1,704,224
Automobiles 0.5%
Bayerische Motoren Werke AG ........................... Germany 10,583 1,057,910
Honda Motor Co. Ltd. .................................. Japan 27,500 781,920
Isuzu Motors Ltd. ..................................... Japan 27,800 345,802
a
Rivian Automotive, Inc., A ............................... United States 3,600 373,284
a
Tesla, Inc. ........................................... United States 643 679,510
Toyota Motor Corp. .................................... Japan 13,500 249,363
Yamaha Motor Co. Ltd. ................................. Japan 3,400 81,615
3,569,404
Banks 1.8%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 102,073 604,915
Bank Leumi Le-Israel BM ............................... Israel 17,582 188,676
Barclays plc ......................................... United Kingdom 139,432 354,881
BNP Paribas SA ...................................... France 2,814 194,409
Citigroup, Inc. ........................................ United States 1,517 91,612
Commonwealth Bank of Australia ......................... Australia 8,227 603,988
DBS Group Holdings Ltd. ............................... Singapore 35,000 846,972
FinecoBank Banca Fineco SpA ........................... Italy 63,000 1,102,418
ING Groep NV ....................................... Netherlands 89,718 1,246,364
JPMorgan Chase & Co. ................................. United States 8,142 1,289,286
Kasikornbank PCL .................................... Thailand 106,792 454,805
KB Financial Group, Inc. ................................ South Korea 19,325 893,596
Lloyds Banking Group plc ............................... United Kingdom 1,151,623 747,247
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 38,800 211,032

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
People's United Financial, Inc. ............................ United States 1,577 $ 28,102
Raiffeisen Bank International AG .......................... Austria 6,215 182,393
Shinhan Financial Group Co. Ltd. ......................... South Korea 21,424 661,926
Societe Generale SA ................................... France 24,947 856,719
Standard Chartered plc ................................. United Kingdom 162,064 984,676
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 23,100 788,323
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 99,400 674,926
13,007,266
Beverages 0.9%
a
Boston Beer Co., Inc. (The), A ............................ United States 40 20,204
Brown-Forman Corp., B ................................ United States 6,591 480,220
Coca-Cola Co. (The) ................................... United States 8,102 479,720
a
Coca-Cola HBC AG, DI ................................. Russia 1,772 61,306
Constellation Brands, Inc., A ............................. United States 2,304 578,235
a
Monster Beverage Corp. ................................ United States 13,464 1,293,083
PepsiCo, Inc. ........................................ United States 18,414 3,198,696
Pernod Ricard SA ..................................... France 2,088 501,929
6,613,393
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 13,839 1,873,801
Amgen, Inc. ......................................... United States 4,824 1,085,255
a
Biogen, Inc. ......................................... United States 1,039 249,277
CSL Ltd. ............................................ Australia 7,571 1,599,178
a
Genmab A/S ......................................... Denmark 3,000 1,196,470
Gilead Sciences, Inc. .................................. United States 37,057 2,690,709
a
Iovance Biotherapeutics , Inc. ............................. United States 1,500 28,635
a
Mirati Therapeutics, Inc. ................................ United States 1,000 146,690
a
Moderna , Inc. ........................................ United States 1,854 470,879
a
Neurocrine Biosciences, Inc. ............................. United States 1,509 128,521
a
PTC Therapeutics, Inc. ................................. United States 1,400 55,762
a
Regeneron Pharmaceuticals, Inc. ......................... United States 2,469 1,559,223
a
United Therapeutics Corp. ............................... United States 116 25,065
a
Vertex Pharmaceuticals, Inc. ............................. United States 1,678 368,489
11,477,954
Building Products 0.8%
A O Smith Corp. ...................................... United States 1,840 157,964
AGC, Inc. ........................................... Japan 9,600 458,343
Allegion plc .......................................... United States 3,195 423,146
a
Builders FirstSource , Inc. ............................... United States 3,240 277,700
Carlisle Cos., Inc. ..................................... United States 2,100 521,052
Cie de Saint-Gobain ................................... France 10,211 717,742
Geberit AG .......................................... Switzerland 1,512 1,231,064
Johnson Controls International plc ......................... United States 12,700 1,032,637
Lennox International, Inc. ............................... United States 189 61,304
Owens Corning ....................................... United States 3,368 304,804
Trane Technologies plc ................................. United States 4,356 880,043
a
Trex Co., Inc. ........................................ United States 514 69,405
6,135,204
Capital Markets 2.6%
3i Group plc ......................................... United Kingdom 46,669 914,121
Bank of New York Mellon Corp. (The) ...................... United States 1,764 102,453
BlackRock, Inc. ....................................... United States 965 883,515
Blackstone, Inc. ...................................... United States 4,592 594,159
Carlyle Group, Inc. (The) ................................ United States 5,528 303,487

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Cboe Global Markets, Inc. ............................... United States 910 $ 118,664
Charles Schwab Corp. (The) ............................. United States 12,531 1,053,857
Deutsche Boerse AG ................................... Germany 5,900 984,370
Evercore , Inc., A ...................................... United States 1,506 204,590
FactSet Research Systems, Inc. .......................... United States 466 226,481
Goldman Sachs Group, Inc. (The) ......................... United States 5,356 2,048,938
Intercontinental Exchange, Inc. ........................... United States 5,655 773,434
Intermediate Capital Group plc ........................... United Kingdom 43,000 1,279,531
Invesco Ltd. ......................................... United States 2,045 47,076
Janus Henderson Group plc ............................. United States 5,689 238,597
Jefferies Financial Group, Inc. ............................ United States 8,259 320,449
Lazard Ltd., A ........................................ United States 4,117 179,625
MarketAxess Holdings, Inc. .............................. United States 400 164,508
Moody's Corp. ........................................ United States 1,171 457,369
MSCI, Inc. ........................................... United States 732 448,489
Nasdaq, Inc. ......................................... United States 3,100 651,031
Partners Group Holding AG .............................. Switzerland 707 1,165,779
S&P Global, Inc. ...................................... United States 5,915 2,791,466
SEI Investments Co. ................................... United States 2,306 140,528
T Rowe Price Group, Inc. ............................... United States 7,622 1,498,790
Tradeweb Markets, Inc., A ............................... United States 5,000 500,700
UBS Group AG ....................................... Switzerland 50,349 902,689
18,994,696
Chemicals 2.3%
Air Products and Chemicals, Inc. .......................... United States 8,052 2,449,902
Albemarle Corp. ...................................... United States 4,930 1,152,486
BASF SE ........................................... Germany 1,730 121,325
Celanese Corp. ....................................... United States 1,294 217,470
c
Covestro AG, 144A, Reg S .............................. Germany 18,383 1,130,543
a
Danimer Scientific, Inc. ................................. United States 700 5,964
Dow, Inc. ........................................... United States 2,257 128,017
Ecolab, Inc. .......................................... United States 6,121 1,435,925
Huntsman Corp. ...................................... United States 915 31,915
Koninklijke DSM NV ................................... Netherlands 5,700 1,282,662
Linde plc ............................................ United Kingdom 8,285 2,870,173
LyondellBasell Industries NV, A ........................... United States 4,886 450,636
Mitsubishi Chemical Holdings Corp. ....................... Japan 19,000 140,844
Mitsui Chemicals, Inc. .................................. Japan 9,000 241,775
Mosaic Co. (The) ..................................... United States 4,321 169,772
NewMarket Corp. ..................................... United States 49 16,793
Nitto Denko Corp. ..................................... Japan 7,000 540,439
Olin Corp. ........................................... United States 5,045 290,188
Sherwin-Williams Co. (The) .............................. United States 1,100 387,376
Sika AG ............................................ Switzerland 3,000 1,245,417
Sumitomo Chemical Co. Ltd. ............................. Japan 32,200 151,757
Symrise AG ......................................... Germany 8,400 1,241,333
Tosoh Corp. ......................................... Japan 12,900 191,533
Umicore SA ......................................... Belgium 22,000 896,768
Westlake Chemical Corp. ............................... United States 1,151 111,797
16,902,810
Commercial Services & Supplies 0.3%
Cintas Corp. ......................................... United States 2,970 1,316,215
a
Copart , Inc. .......................................... United States 1,383 209,690
Republic Services, Inc. ................................. United States 6,969 971,827

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Rollins, Inc. .......................................... United States 1,588 $ 54,326
2,552,058
Communications Equipment 0.2%
a
Arista Networks, Inc. ................................... United States 985 141,594
Cisco Systems, Inc. ................................... United States 9,444 598,466
a
F5, Inc. ............................................. United States 401 98,129
Motorola Solutions, Inc. ................................. United States 1,082 293,979
1,132,168
Construction & Engineering 0.1%
Quanta Services, Inc. .................................. United States 366 41,966
Sinopec Engineering Group Co. Ltd., H ..................... China 480,600 237,236
Taisei Corp. ......................................... Japan 17,200 522,735
801,937
Construction Materials 0.1%
Eagle Materials, Inc. ................................... United States 106 17,645
James Hardie Industries plc, CDI ......................... United States 2,473 99,413
Martin Marietta Materials, Inc. ............................ United States 1,463 644,481
761,539
Consumer Finance 0.2%
Ally Financial, Inc. ..................................... United States 2,525 120,215
Capital One Financial Corp. ............................. United States 5,092 738,799
SLM Corp. .......................................... United States 9,736 191,507
Synchrony Financial ................................... United States 3,772 174,983
1,225,504
Containers & Packaging 0.0%
†
Amcor plc ........................................... United States 4,295 51,583
Avery Dennison Corp. .................................. United States 367 79,481
International Paper Co. ................................. United States 1,552 72,913
Packaging Corp. of America ............................. United States 606 82,507
Silgan Holdings, Inc. ................................... United States 227 9,725
296,209
Distributors 0.1%
Genuine Parts Co. .................................... United States 1,145 160,529
LKQ Corp. .......................................... United States 1,798 107,934
Pool Corp. .......................................... United States 288 163,008
431,471
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. ............................ United States 185 15,856
H&R Block, Inc. ....................................... United States 16,932 398,918
414,774
Diversified Financial Services 0.4%
a
Berkshire Hathaway, Inc., B .............................. United States 2,821 843,479
EXOR NV ........................................... Netherlands 4,626 413,782
Investor AB, B ........................................ Sweden 52,473 1,315,236
Sofina SA ........................................... Belgium 742 364,188
2,936,685
Diversified Telecommunication Services 0.6%
AT&T, Inc. ........................................... United States 18,102 445,309

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
c
Cellnex Telecom SA, 144A, Reg S ......................... Spain 19,000 $ 1,099,755
Deutsche Telekom AG .................................. Germany 25,478 470,398
Nippon Telegraph & Telephone Corp. ...................... Japan 40,100 1,095,998
b
Telefonica SA ........................................ Spain 172,569 747,704
Verizon Communications, Inc. ............................ United States 8,522 442,803
4,301,967
Electric Utilities 0.4%
Alliant Energy Corp. ................................... United States 1,488 91,467
American Electric Power Co., Inc. ......................... United States 2,262 201,250
Electricite de France SA ................................ France 21,004 246,839
Evergy , Inc. .......................................... United States 1,282 87,958
Exelon Corp. ......................................... United States 2,839 163,981
Hawaiian Electric Industries, Inc. .......................... United States 681 28,261
NextEra Energy, Inc. ................................... United States 8,692 811,485
NRG Energy, Inc. ..................................... United States 8,348 359,632
OGE Energy Corp. .................................... United States 547 20,994
Red Electrica Corp. SA ................................. Spain 21,139 456,757
Southern Co. (The) .................................... United States 5,825 399,479
2,868,103
Electrical Equipment 0.7%
Acuity Brands, Inc. .................................... United States 89 18,843
AMETEK, Inc. ........................................ United States 2,618 384,951
a
Array Technologies, Inc. ................................ United States 20,100 315,369
Eaton Corp. plc ....................................... United States 1,382 238,837
Emerson Electric Co. .................................. United States 23,310 2,167,131
a
Generac Holdings, Inc. ................................. United States 271 95,370
Hubbell, Inc. ......................................... United States 191 39,780
Mitsubishi Electric Corp. ................................ Japan 47,700 605,090
nVent Electric plc ..................................... United States 14,485 550,430
Rockwell Automation, Inc. ............................... United States 1,110 387,223
4,803,024
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., A .................................... United States 11,866 1,037,800
a
Arrow Electronics, Inc. ................................. United States 2,397 321,845
Cognex Corp. ........................................ United States 1,387 107,853
Jabil, Inc. ........................................... United States 4,856 341,620
Keyence Corp. ....................................... Japan 400 251,350
a
Keysight Technologies, Inc. .............................. United States 3,576 738,480
Shimadzu Corp. ...................................... Japan 1,400 59,097
TE Connectivity Ltd. ................................... United States 7,749 1,250,224
Vontier Corp. ......................................... United States 4,156 127,714
4,235,983
Energy Equipment & Services 0.1%
SBM Offshore NV ..................................... Netherlands 55,024 819,590
a
Tecnicas Reunidas SA ................................. Spain 15,114 119,047
938,637
Entertainment 0.5%
Activision Blizzard, Inc. ................................. United States 3,101 206,310
a
CTS Eventim AG & Co. KGaA ............................ Germany 18,000 1,314,634
Electronic Arts, Inc. .................................... United States 1,933 254,963
a
Netflix, Inc. .......................................... United States 151 90,968
Nintendo Co. Ltd. ..................................... Japan 800 374,058

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
ROBLOX Corp., A ..................................... United States 800 $ 82,528
a
Skillz , Inc. ........................................... United States 439 3,266
a
Walt Disney Co. (The) .................................. United States 7,112 1,101,578
World Wrestling Entertainment, Inc., A ...................... United States 125 6,167
3,434,472
Equity Real Estate Investment Trusts (REITs) 0.9%
Cousins Properties, Inc. ................................ United States 2,559 103,077
Crown Castle International Corp. .......................... United States 4,685 977,947
CubeSmart .......................................... United States 557 31,699
Extra Space Storage, Inc. ............................... United States 1,051 238,293
Goodman Group ...................................... Australia 34,925 672,364
Life Storage, Inc. ...................................... United States 217 33,240
National Retail Properties, Inc. ........................... United States 1,206 57,972
a
Orion Office REIT, Inc. .................................. United States 251 4,686
Public Storage ....................................... United States 6,161 2,307,664
Realty Income Corp. ................................... United States 2,497 178,760
Segro plc ........................................... United Kingdom 57,469 1,117,537
Simon Property Group, Inc. .............................. United States 667 106,567
SL Green Realty Corp. ................................. United States 199 14,268
Spirit Realty Capital, Inc. ................................ United States 745 35,902
STORE Capital Corp. .................................. United States 1,476 50,774
VICI Properties, Inc. ................................... United States 2,004 60,341
Weyerhaeuser Co. .................................... United States 10,303 424,278
WP Carey, Inc. ....................................... United States 1,101 90,337
6,505,706
Food & Staples Retailing 1.0%
Albertsons Cos., Inc., A ................................. United States 4,936 149,018
Casey's General Stores, Inc. ............................. United States 231 45,588
Costco Wholesale Corp. ................................ United States 991 562,591
Jeronimo Martins SGPS SA ............................. Portugal 7,550 172,636
Koninklijke Ahold Delhaize NV ............................ Netherlands 36,062 1,236,538
Kroger Co. (The) ...................................... United States 29,595 1,339,470
Lawson, Inc. ......................................... Japan 2,300 109,067
Sundrug Co. Ltd. ...................................... Japan 23,543 615,120
Walgreens Boots Alliance, Inc. ........................... United States 4,666 243,379
Walmart, Inc. ........................................ United States 21,154 3,060,772
7,534,179
Food Products 0.7%
Archer-Daniels-Midland Co. ............................. United States 10,535 712,061
Bunge Ltd. .......................................... United States 362 33,796
Campbell Soup Co. .................................... United States 883 38,375
Conagra Brands, Inc. .................................. United States 1,299 44,361
Flowers Foods, Inc. .................................... United States 1,325 36,398
General Mills, Inc. ..................................... United States 4,522 304,692
Hershey Co. (The) .................................... United States 3,281 634,775
Hormel Foods Corp. ................................... United States 1,964 95,863
Ingredion, Inc. ........................................ United States 433 41,845
J M Smucker Co. (The) ................................. United States 701 95,210
Kellogg Co. .......................................... United States 1,554 100,109
Lamb Weston Holdings, Inc. ............................. United States 2,032 128,788
McCormick & Co., Inc. ................................. United States 7,900 763,219
Nestle SA ........................................... Switzerland 6,292 877,461
Tyson Foods, Inc., A ................................... United States 11,686 1,018,552
4,925,505

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Gas Utilities 0.2%
National Fuel Gas Co. .................................. United States 3,214 $ 205,503
Osaka Gas Co. Ltd. ................................... Japan 18,400 304,137
Tokyo Gas Co. Ltd. .................................... Japan 19,200 344,438
UGI Corp. ........................................... United States 7,763 356,399
1,210,477
Health Care Equipment & Supplies 2.3%
Abbott Laboratories .................................... United States 13,760 1,936,582
Alcon, Inc. ........................................... Switzerland 15,187 1,338,033
Becton Dickinson and Co. ............................... United States 4,500 1,131,660
Cochlear Ltd. ........................................ Australia 6,000 940,473
Cooper Cos., Inc. (The) ................................. United States 71 29,745
DiaSorin SpA ........................................ Italy 664 126,224
a
Edwards Lifesciences Corp. ............................. United States 5,822 754,240
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 8,456 189,251
GN Store Nord A/S .................................... Denmark 12,000 752,327
a
Haemonetics Corp. .................................... United States 4,024 213,433
a
Hologic , Inc. ......................................... United States 1,719 131,607
Hoya Corp. .......................................... Japan 5,600 830,489
a
IDEXX Laboratories, Inc. ................................ United States 1,110 730,891
a
Intuitive Surgical, Inc. .................................. United States 4,666 1,676,494
Medtronic plc ........................................ United States 10,100 1,044,845
Olympus Corp. ....................................... Japan 6,900 158,791
a
Quidel Corp. ......................................... United States 1,381 186,421
ResMed , Inc. ........................................ United States 922 240,163
Smith & Nephew plc ................................... United Kingdom 3,326 57,999
Sonova Holding AG .................................... Switzerland 1,433 559,368
Straumann Holding AG ................................. Switzerland 158 333,721
Stryker Corp. ........................................ United States 8,192 2,190,705
Teleflex, Inc. ......................................... United States 2,284 750,248
16,303,710
Health Care Providers & Services 0.8%
Cardinal Health, Inc. ................................... United States 820 42,222
Chemed Corp. ....................................... United States 102 53,962
CVS Health Corp. ..................................... United States 5,843 602,764
Fresenius Medical Care AG & Co. KGaA .................... Germany 11,289 731,267
Fresenius SE & Co. KGaA ............................... Germany 1,958 78,636
a
Guardant Health, Inc. .................................. United States 700 70,014
a
Laboratory Corp. of America Holdings ...................... United States 3,467 1,089,366
Premier, Inc., A ....................................... United States 555 22,849
Quest Diagnostics, Inc. ................................. United States 4,666 807,265
Sonic Healthcare Ltd. .................................. Australia 1,916 64,899
UnitedHealth Group, Inc. ................................ United States 3,957 1,986,968
5,550,212
Health Care Technology 0.2%
Cerner Corp. ......................................... United States 11,884 1,103,667
a
Certara , Inc. ......................................... United States 1,000 28,420
M3, Inc. ............................................ Japan 1,000 50,391
a
Veeva Systems, Inc., A ................................. United States 1,200 306,576
1,489,054
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 1,000 166,490
Aristocrat Leisure Ltd. .................................. Australia 7,225 228,897
a
Booking Holdings, Inc. ................................. United States 287 688,579
Choice Hotels International, Inc. .......................... United States 673 104,981

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc. ................................... United States 1,219 $ 687,918
c
La Francaise des Jeux SAEM, 144A, Reg S ................. France 4,752 210,432
a
Las Vegas Sands Corp. ................................. United States 8,338 313,842
McDonald's Corp. ..................................... United States 6,801 1,823,144
Yum! Brands, Inc. ..................................... United States 7,315 1,015,761
5,240,044
Household Durables 0.4%
Barratt Developments plc ............................... United Kingdom 28,388 288,031
DR Horton, Inc. ....................................... United States 1,589 172,327
Garmin Ltd. .......................................... United States 1,002 136,442
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 52,100 303,965
Iida Group Holdings Co. Ltd. ............................. Japan 7,200 167,352
Lennar Corp., A ....................................... United States 739 85,842
a
NVR, Inc. ........................................... United States 20 118,177
Panasonic Corp. ...................................... Japan 5,000 54,931
Persimmon plc ....................................... United Kingdom 1,744 67,541
PulteGroup, Inc. ...................................... United States 1,475 84,311
Sekisui House Ltd. .................................... Japan 19,600 421,452
Sony Group Corp. ..................................... Japan 4,348 548,724
Taylor Wimpey plc ..................................... United Kingdom 45,651 108,750
Whirlpool Corp. ....................................... United States 177 41,535
2,599,380
Household Products 0.4%
Church & Dwight Co., Inc. ............................... United States 1,653 169,433
Colgate-Palmolive Co. ................................. United States 15,426 1,316,455
Kimberly-Clark Corp. ................................... United States 1,014 144,921
Procter & Gamble Co. (The) ............................. United States 9,023 1,475,982
3,106,791
Industrial Conglomerates 0.9%
3M Co. ............................................. United States 2,488 441,943
CK Hutchison Holdings Ltd. .............................. United Kingdom 153,000 985,218
Hitachi Ltd. .......................................... Japan 29,046 1,572,562
Honeywell International, Inc. ............................. United States 5,600 1,167,656
Roper Technologies, Inc. ................................ United States 4,400 2,164,184
6,331,563
Insurance 0.6%
AIA Group Ltd. ....................................... Hong Kong 69,046 696,969
American Financial Group, Inc. ........................... United States 2,184 299,907
Assicurazioni Generali SpA .............................. Italy 22,076 466,202
Assured Guaranty Ltd. ................................. United States 2,165 108,683
Chubb Ltd. .......................................... United States 538 104,001
Dai-ichi Life Holdings, Inc. ............................... Japan 2,700 54,426
Erie Indemnity Co., A ................................... United States 1,700 327,522
Fidelity National Financial, Inc. ........................... United States 9,015 470,403
First American Financial Corp. ............................ United States 3,508 274,431
NN Group NV ........................................ Netherlands 4,860 262,622
Old Republic International Corp. .......................... United States 10,315 253,542
Progressive Corp. (The) ................................ United States 2,639 270,893
Prudential plc, (GBP Traded) ............................. United Kingdom 32,962 569,544
Prudential plc, (HKD Traded) ............................. United Kingdom 7,450 127,126
4,286,271

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 2.3%
a
Alphabet, Inc., A ...................................... United States 2,830 $ 8,198,623
a
Alphabet, Inc., C ...................................... United States 1,379 3,990,261
c
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 7,104 71,088
a
Baidu, Inc., ADR ...................................... China 2,085 310,227
a
IAC/InterActiveCorp ................................... United States 1,007 131,625
a
Match Group, Inc. ..................................... United States 2,531 334,725
a
Meta Platforms, Inc., A ................................. United States 10,084 3,391,753
a
Vimeo, Inc. .......................................... United States 1,721 30,909
16,459,211
Internet & Direct Marketing Retail 1.2%
a
Alibaba Group Holding Ltd. .............................. China 47,993 705,385
a
Amazon.com, Inc. ..................................... United States 1,652 5,508,330
a
boohoo Group plc ..................................... United Kingdom 385,000 645,040
eBay, Inc. ........................................... United States 2,657 176,690
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 10,948 594,345
a
MercadoLibre , Inc. .................................... Argentina 870 1,173,108
Qurate Retail, Inc., A ................................... United States 1,529 11,620
ZOZO, Inc. .......................................... Japan 6,500 202,548
9,017,066
IT Services 3.1%
Accenture plc, A ...................................... United States 13,933 5,775,925
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 683 1,791,459
a
Akamai Technologies, Inc. ............................... United States 671 78,534
a
Amadeus IT Group SA ................................. Spain 24,497 1,656,261
Amdocs Ltd. ......................................... United States 4,206 314,777
Automatic Data Processing, Inc. .......................... United States 2,208 544,449
Cognizant Technology Solutions Corp., A .................... United States 4,482 397,643
a
DXC Technology Co. ................................... United States 23,000 740,370
a
EPAM Systems, Inc. ................................... United States 151 100,936
Fujitsu Ltd. .......................................... Japan 3,300 566,683
a
Gartner, Inc. ......................................... United States 1,424 476,072
International Business Machines Corp. ..................... United States 3,454 461,662
Jack Henry & Associates, Inc. ............................ United States 512 85,499
Keywords Studios plc .................................. Ireland 33,000 1,313,040
a
Marqeta , Inc., A ....................................... United States 3,700 63,529
Mastercard , Inc., A .................................... United States 6,110 2,195,445
a
Okta , Inc. ........................................... United States 1,300 291,421
Paychex, Inc. ........................................ United States 2,314 315,861
a
Paymentus Holdings, Inc., A ............................. United States 1,600 55,968
a
PayPal Holdings, Inc. .................................. United States 3,200 603,456
SCSK Corp. ......................................... Japan 3,000 59,670
a
Shopify, Inc., A ....................................... Canada 760 1,046,816
a
Snowflake, Inc., A ..................................... United States 1,600 542,000
a
Twilio , Inc., A ......................................... United States 1,762 464,005
Visa, Inc., A .......................................... United States 11,054 2,395,512
Western Union Co. (The) ................................ United States 654 11,667
22,348,660
Leisure Products 0.0%
†
Brunswick Corp. ...................................... United States 214 21,556
Polaris, Inc. .......................................... United States 165 18,135
Shimano, Inc. ........................................ Japan 200 53,232
92,923
Life Sciences Tools & Services 2.0%
a
10X Genomics, Inc., A .................................. United States 1,300 193,648

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Agilent Technologies, Inc. ............................... United States 7,352 $ 1,173,747
a
Bio-Rad Laboratories, Inc., A ............................. United States 79 59,690
Danaher Corp. ....................................... United States 7,056 2,321,495
Eurofins Scientific SE .................................. Luxembourg 1,113 137,782
a
Evotec SE ........................................... Germany 16,000 771,771
a
Illumina, Inc. ......................................... United States 2,446 930,556
a
Mettler -Toledo International, Inc. .......................... United States 2,086 3,540,380
Sartorius Stedim Biotech ................................ France 666 365,482
Thermo Fisher Scientific, Inc. ............................ United States 2,644 1,764,183
a
Waters Corp. ........................................ United States 2,363 880,454
West Pharmaceutical Services, Inc. ........................ United States 3,512 1,647,163
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 38,500 455,862
14,242,213
Machinery 1.2%
Allison Transmission Holdings, Inc. ........................ United States 641 23,300
Caterpillar, Inc. ....................................... United States 2,246 464,338
CNH Industrial NV ..................................... United Kingdom 10,374 200,414
Crane Co. ........................................... United States 1,001 101,832
Cummins, Inc. ........................................ United States 1,022 222,939
Deere & Co. ......................................... United States 2,186 749,558
Donaldson Co., Inc. ................................... United States 4,900 290,374
Dover Corp. ......................................... United States 5,000 908,000
Fortive Corp. ......................................... United States 4,417 336,973
Graco , Inc. .......................................... United States 1,102 88,843
Illinois Tool Works, Inc. ................................. United States 5,920 1,461,056
Ingersoll Rand, Inc. .................................... United States 5,426 335,707
Komatsu Ltd. ........................................ Japan 16,326 381,568
Lincoln Electric Holdings, Inc. ............................ United States 247 34,449
MISUMI Group, Inc. ................................... Japan 13,500 554,270
NGK Insulators Ltd. .................................... Japan 3,500 59,201
Otis Worldwide Corp. .................................. United States 1,887 164,301
PACCAR, Inc. ........................................ United States 1,739 153,484
Pentair plc .......................................... United States 7,800 569,634
Snap-on, Inc. ........................................ United States 2,057 443,037
Stanley Black & Decker, Inc. ............................. United States 3,152 594,530
Techtronic Industries Co. Ltd. ............................ Hong Kong 17,000 338,941
Toro Co. (The) ....................................... United States 737 73,634
Toyota Industries Corp. ................................. Japan 2,550 203,858
Xylem, Inc. .......................................... United States 2,400 287,808
9,042,049
Marine 0.2%
AP Moller - Maersk A/S, A ............................... Denmark 138 457,446
AP Moller - Maersk A/S, B ............................... Denmark 134 477,893
Nippon Yusen KK ..................................... Japan 1,600 121,930
SITC International Holdings Co. Ltd. ....................... China 64,000 231,501
1,288,770
Media 0.7%
a,c
Ascential plc, 144A, Reg S .............................. United Kingdom 220,000 1,208,906
Cable One, Inc. ....................................... United States 361 636,606
Comcast Corp., A ..................................... United States 11,591 583,375
CyberAgent , Inc. ...................................... Japan 76,200 1,269,469
Fox Corp., A ......................................... United States 877 32,361
a
Informa plc .......................................... United Kingdom 57,803 404,383
Interpublic Group of Cos., Inc. (The) ....................... United States 8,286 310,311
Omnicom Group, Inc. .................................. United States 1,491 109,246

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media (continued)
Vivendi SE .......................................... France 12,675 $ 171,318
4,725,975
Metals & Mining 0.7%
Anglo American plc .................................... South Africa 3,451 141,832
ArcelorMittal SA ...................................... Luxembourg 20,098 644,208
BHP Group plc ....................................... Australia 2,169 64,486
BlueScope Steel Ltd. ................................... Australia 11,478 174,998
a
Cleveland-Cliffs, Inc. ................................... United States 734 15,979
Evraz plc ........................................... Russia 24,522 200,325
Fortescue Metals Group Ltd. ............................. Australia 12,324 173,009
Newmont Corp. ....................................... United States 3,370 209,007
Nucor Corp. ......................................... United States 11,995 1,369,229
Reliance Steel & Aluminum Co. ........................... United States 341 55,317
Southern Copper Corp. ................................. Peru 315 19,439
Steel Dynamics, Inc. ................................... United States 7,805 484,456
Sumitomo Metal Mining Co. Ltd. .......................... Japan 20,890 790,716
United States Steel Corp. ............................... United States 9,454 225,100
Wheaton Precious Metals Corp. .......................... Brazil 18,917 812,032
5,380,133
Multiline Retail 0.5%
Dollar General Corp. ................................... United States 1,620 382,045
Kohl's Corp. ......................................... United States 4,978 245,863
Next plc ............................................ United Kingdom 3,903 431,333
Seria Co. Ltd. ........................................ Japan 13,848 400,867
Target Corp. ......................................... United States 9,847 2,278,990
3,739,098
Multi-Utilities 0.4%
Ameren Corp. ........................................ United States 1,346 119,807
Consolidated Edison, Inc. ............................... United States 2,159 184,206
DTE Energy Co. ...................................... United States 6,138 733,736
E.ON SE ............................................ Germany 88,589 1,230,188
MDU Resources Group, Inc. ............................. United States 3,549 109,451
NiSource, Inc. ........................................ United States 6,329 174,744
WEC Energy Group, Inc. ................................ United States 1,324 128,521
2,680,653
Oil, Gas & Consumable Fuels 1.3%
APA Corp. ........................................... United States 12,301 330,774
BP plc .............................................. United Kingdom 441,931 1,978,518
Cenovus Energy, Inc. .................................. Canada 33,620 412,373
Chevron Corp. ....................................... United States 9,242 1,084,549
ConocoPhillips ....................................... United States 4,631 334,266
Continental Resources, Inc. ............................. United States 2,171 97,174
Coterra Energy, Inc. ................................... United States 7,989 151,791
Devon Energy Corp. ................................... United States 2,368 104,310
EOG Resources, Inc. .................................. United States 15,223 1,352,259
Equinor ASA ......................................... Norway 15,260 403,797
Exxon Mobil Corp. ..................................... United States 9,515 582,223
Galp Energia SGPS SA, B .............................. Portugal 19,557 189,614
HollyFrontier Corp. .................................... United States 4,855 159,147
Lundin Energy AB ..................................... Sweden 10,057 359,462
Royal Dutch Shell plc, B ................................ Netherlands 59,280 1,300,528
Texas Pacific Land Corp. ................................ United States 8 9,991

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE ..................................... France 12,797 $ 650,855
9,501,631
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ................................. United States 1,792 140,403
a
Sylvamo Corp. ....................................... United States 142 3,961
144,364
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), A .......................... United States 2,056 761,131
a
Herbalife Nutrition Ltd. ................................. United States 3,572 146,202
L'Oreal SA .......................................... France 3,208 1,528,406
a
Olaplex Holdings, Inc. .................................. United States 1,600 46,608
Unilever plc .......................................... United Kingdom 11,735 629,030
3,111,377
Pharmaceuticals 2.6%
Astellas Pharma, Inc. .................................. Japan 9,300 151,270
AstraZeneca plc ...................................... United Kingdom 7,568 882,993
AstraZeneca plc, ADR .................................. United Kingdom 8,314 484,290
Bayer AG ........................................... Germany 19,717 1,052,141
Bristol-Myers Squibb Co. ................................ United States 7,665 477,913
a
Catalent , Inc. ........................................ United States 10,789 1,381,316
Eli Lilly & Co. ........................................ United States 6,692 1,848,464
Hikma Pharmaceuticals plc .............................. Jordan 34,000 1,020,226
Ipsen SA ............................................ France 1,778 162,576
Johnson & Johnson ................................... United States 15,490 2,649,874
Merck & Co., Inc. ..................................... United States 16,108 1,234,517
Novo Nordisk A/S, B ................................... Denmark 11,095 1,245,226
Organon & Co. ....................................... United States 9,397 286,139
Orion OYJ, B ........................................ Finland 5,344 221,808
Otsuka Holdings Co. Ltd. ............................... Japan 6,300 229,060
Pfizer, Inc. ........................................... United States 39,962 2,359,756
Roche Holding AG .................................... Switzerland 4,585 1,899,950
Roche Holding AG, BR ................................. Switzerland 140 62,589
Sanofi .............................................. France 2,887 289,464
Sumitomo Dainippon Pharma Co. Ltd. ...................... Japan 4,700 54,193
Takeda Pharmaceutical Co. Ltd., ADR ...................... Japan 38,404 523,447
Zoetis, Inc. .......................................... United States 1,888 460,729
18,977,941
Professional Services 1.1%
Adecco Group AG ..................................... Switzerland 22,131 1,126,440
Booz Allen Hamilton Holding Corp. ........................ United States 732 62,066
a
CACI International, Inc., A ............................... United States 373 100,415
a
Clarivate plc ......................................... United States 54,000 1,270,080
a
CoStar Group, Inc. .................................... United States 6,500 513,695
Equifax, Inc. ......................................... United States 1,890 553,373
Experian plc ......................................... United Kingdom 29,268 1,440,450
a
FTI Consulting, Inc. .................................... United States 144 22,092
IHS Markit Ltd. ....................................... United States 3,909 519,584
ManpowerGroup , Inc. .................................. United States 150 14,599
Persol Holdings Co. Ltd. ................................ Japan 4,400 127,845
Randstad NV ........................................ Netherlands 5,440 370,808
RELX plc ........................................... United Kingdom 8,317 271,304
Robert Half International, Inc. ............................ United States 4,588 511,654
Verisk Analytics, Inc. ................................... United States 2,261 517,159

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Wolters Kluwer NV .................................... Netherlands 4,363 $ 513,124
7,934,688
Real Estate Management & Development 0.5%
a
CBRE Group, Inc., A ................................... United States 11,227 1,218,242
China Overseas Land & Investment Ltd. .................... China 153,500 363,662
CK Asset Holdings Ltd. ................................. Hong Kong 117,830 743,373
a
Jones Lang LaSalle, Inc. ................................ United States 1,754 472,422
LEG Immobilien SE .................................... Germany 3,594 500,690
Swire Pacific Ltd., A ................................... Hong Kong 47,000 267,373
3,565,762
Road & Rail 0.9%
AMERCO ........................................... United States 324 235,299
Canadian Pacific Railway Ltd. ............................ Canada 8,660 623,000
JB Hunt Transport Services, Inc. .......................... United States 4,233 865,225
Knight-Swift Transportation Holdings, Inc. ................... United States 5,572 339,558
Landstar System, Inc. .................................. United States 837 149,840
Norfolk Southern Corp. ................................. United States 2,500 744,275
Old Dominion Freight Line, Inc. ........................... United States 1,185 424,680
Ryder System, Inc. .................................... United States 1,832 151,012
Schneider National, Inc., B .............................. United States 248 6,674
a
Uber Technologies, Inc. ................................. United States 4,038 169,313
Union Pacific Corp. .................................... United States 10,244 2,580,771
6,289,647
Semiconductors & Semiconductor Equipment 3.2%
a
Alphawave IP Group plc ................................ United Kingdom 10,266 27,741
Analog Devices, Inc. ................................... United States 9,300 1,634,661
Applied Materials, Inc. .................................. United States 5,120 805,683
ASML Holding NV ..................................... Netherlands 2,249 1,800,072
ASML Holding NV, NYRS ............................... Netherlands 1,622 1,291,339
Broadcom, Inc. ....................................... United States 184 122,435
Disco Corp. .......................................... Japan 200 61,093
Intel Corp. ........................................... United States 27,067 1,393,951
KLA Corp. ........................................... United States 996 428,390
Lam Research Corp. ................................... United States 754 542,239
Monolithic Power Systems, Inc. ........................... United States 2,193 1,081,873
NVIDIA Corp. ........................................ United States 9,585 2,819,044
NXP Semiconductors NV ............................... China 5,777 1,315,885
QUALCOMM, Inc. ..................................... United States 10,261 1,876,429
Skyworks Solutions, Inc. ................................ United States 1,217 188,805
STMicroelectronics NV ................................. Singapore 1,087 53,411
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 49,586 1,094,992
Teradyne, Inc. ........................................ United States 1,284 209,973
Texas Instruments, Inc. ................................. United States 27,878 5,254,167
Tokyo Electron Ltd. .................................... Japan 1,500 862,834
Xilinx, Inc. ........................................... United States 1,612 341,792
23,206,809
Software 5.6%
a
Adobe, Inc. .......................................... United States 3,745 2,123,640
a
AppLovin Corp., A ..................................... United States 1,100 103,686
a
Aspen Technology, Inc. ................................. United States 398 60,576
a
Atlassian Corp. plc, A .................................. United States 900 343,161
a
Autodesk, Inc. ........................................ United States 3,242 911,618
a
Avalara, Inc. ......................................... United States 3,380 436,392
AVEVA Group plc ..................................... United Kingdom 25,000 1,152,618

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Bill.com Holdings, Inc. .................................. United States 4,400 $ 1,096,260
a
Cadence Design Systems, Inc. ........................... United States 4,825 899,139
a
Check Point Software Technologies Ltd. .................... Israel 1,500 174,840
a
Crowdstrike Holdings, Inc., A ............................. United States 300 61,425
a
CyberArk Software Ltd. ................................. United States 7,800 1,351,584
a
Fair Isaac Corp. ...................................... United States 387 167,830
a
Fortinet, Inc. ......................................... United States 593 213,124
a
Gitlab , Inc., A ........................................ United States 500 43,500
a
HashiCorp , Inc., A ..................................... United States 900 81,936
Intuit, Inc. ........................................... United States 7,273 4,678,139
a
Manhattan Associates, Inc. .............................. United States 710 110,398
Microsoft Corp. ....................................... United States 53,374 17,950,744
Oracle Corp. ......................................... United States 9,868 860,588
Oracle Corp. Japan .................................... Japan 1,900 144,262
a
Paycom Software, Inc. ................................. United States 700 290,633
a
Procore Technologies, Inc. .............................. United States 300 23,991
a
PTC, Inc. ........................................... United States 4,921 596,179
a
salesforce.com, Inc. ................................... United States 2,353 597,968
a
ServiceNow , Inc. ...................................... United States 3,455 2,242,675
SimCorp A/S ......................................... Denmark 9,700 1,056,347
a
Synopsys, Inc. ....................................... United States 2,200 810,700
a
Teradata Corp. ....................................... United States 2,226 94,538
Trend Micro, Inc. ...................................... Japan 1,000 55,482
a
Tyler Technologies, Inc. ................................. United States 796 428,208
a
Workday, Inc., A ...................................... United States 3,220 879,640
a
Zoom Video Communications, Inc., A ...................... United States 607 111,633
40,153,454
Specialty Retail 1.0%
a
AutoNation, Inc. ...................................... United States 1,659 193,854
a
AutoZone, Inc. ....................................... United States 206 431,856
Best Buy Co., Inc. ..................................... United States 2,934 298,094
Dick's Sporting Goods, Inc. .............................. United States 2,358 271,146
Foot Locker, Inc. ...................................... United States 3,064 133,682
Home Depot, Inc. (The) ................................. United States 3,984 1,653,400
Kingfisher plc ........................................ United Kingdom 102,019 468,880
Lithia Motors, Inc., A ................................... United States 588 174,607
Lowe's Cos., Inc. ...................................... United States 6,233 1,611,106
a
O'Reilly Automotive, Inc. ................................ United States 659 465,406
Penske Automotive Group, Inc. ........................... United States 1,159 124,268
Ross Stores, Inc. ..................................... United States 7,200 822,816
Tractor Supply Co. .................................... United States 870 207,582
a
Victoria's Secret & Co. ................................. United States 127 7,054
Williams-Sonoma, Inc. ................................. United States 1,598 270,270
Yamada Holdings Co. Ltd. ............................... Japan 34,400 117,532
7,251,553
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. .......................................... United States 58,604 10,406,312
Brother Industries Ltd. .................................. Japan 8,300 159,881
Canon, Inc. .......................................... Japan 11,300 275,481
a
Dell Technologies, Inc., C ............................... United States 396 22,243
Elecom Co. Ltd. ...................................... Japan 13,800 181,518
Hewlett Packard Enterprise Co. ........................... United States 3,641 57,419
HP, Inc. ............................................. United States 32,532 1,225,480
NetApp, Inc. ......................................... United States 1,584 145,712

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. ............................ South Korea 18,639 $ 1,224,013
13,698,059
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group plc .................................... United Kingdom 2,660 65,601
Carter's, Inc. ......................................... United States 289 29,253
Hermes International ................................... France 155 270,629
NIKE, Inc., B ......................................... United States 17,025 2,837,557
Pandora A/S ......................................... Denmark 1,683 209,177
3,412,217
Thrifts & Mortgage Finance 0.2%
Housing Development Finance Corp. Ltd. ................... India 25,529 881,498
MGIC Investment Corp. ................................. United States 11,345 163,595
New York Community Bancorp, Inc. ........................ United States 9,302 113,577
1,158,670
Tobacco 0.4%
Altria Group, Inc. ...................................... United States 9,973 472,620
Imperial Brands plc .................................... United Kingdom 45,456 995,350
Philip Morris International, Inc. ........................... United States 13,400 1,273,000
2,740,970
Trading Companies & Distributors 0.7%
Fastenal Co. ......................................... United States 17,526 1,122,715
Ferguson plc ......................................... United States 9,282 1,647,392
ITOCHU Corp. ....................................... Japan 1,900 58,093
Marubeni Corp. ....................................... Japan 72,700 707,885
Mitsubishi Corp. ...................................... Japan 30,600 971,054
MSC Industrial Direct Co., Inc., A .......................... United States 298 25,050
Watsco , Inc. ......................................... United States 228 71,337
WW Grainger, Inc. ..................................... United States 1,625 842,140
5,445,666
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 2,719 513,510
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 21,600 631,281
a
T-Mobile US, Inc. ..................................... United States 888 102,990
734,271
Total Common Stocks (Cost $291,202,882) .....................................
426,142,998
Management Investment Companies 3.0%
Capital Markets 3.0%
Schwab U.S. TIPS ETF ................................. United States 234,247 14,731,794
a,d
Templeton Global Bond VIP Fund, Class 1 .................. United States 511,021 7,062,310
21,794,104
Total Management Investment Companies (Cost $22,621,279) ....................
21,794,104
Preferred Stocks 0.1%
Automobiles 0.1%
e
Bayerische Motoren Werke AG, 2.64% ..................... Germany 2,751 227,951

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Health Care Equipment & Supplies 0.0%
†
e
Sartorius AG, 0.12% ................................... Germany 225 $ 152,056
Total Preferred Stocks (Cost $383,232) .........................................
380,007
Principal
Amount
*
Corporate Bonds 10.4%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.5%, 3/01/39 ............................ United States 300,000 305,438
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 350,202
Northrop Grumman Corp., Senior Bond, 5.25%, 5/01/50 ........ United States 100,000 140,431
Raytheon Technologies Corp., Senior Bond, 4.5%, 6/01/42 ...... United States 300,000 371,699
1,167,770
Air Freight & Logistics 0.1%
FedEx Corp. ,
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 508,820
Senior Bond, 4.75%, 11/15/45 .......................... United States 100,000 122,146
United Parcel Service, Inc., Senior Bond, 3.75%, 11/15/47 ....... United States 100,000 119,198
750,164
Airlines 0.1%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured Note, 144A,
4.5%, 10/20/25 ..................................... United States 525,000 552,107
Banks 1.5%
c
Banco de Chile, Senior Bond, 144A, 2.99%, 12/09/31 .......... Chile 200,000 197,477
Bancolombia SA, Senior Note, 3%, 1/29/25 .................. Colombia 650,000 653,288
Bank of America Corp., L, Sub. Bond, 4.183%, 11/25/27 ........ United States 960,000 1,051,081
c
BNP Paribas SA, Senior Bond, 144A, 3.052% to 1/13/30, FRN
thereafter, 1/13/31 ................................... France 200,000 205,949
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 700,000 706,817
Senior Note, 3.352% to 4/24/24, FRN thereafter, 4/24/25 ...... United States 1,100,000 1,149,168
Credit Suisse Group Funding Guernsey Ltd., Senior Note, 3.8%,
9/15/22 ........................................... Switzerland 1,200,000 1,226,117
HSBC Holdings plc ,
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 200,000 195,616
Senior Note, 1.645% to 8/18/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 521,058
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 300,000 293,894
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,304,197
Sub. Bond, 2.956% to 5/13/30, FRN thereafter, 5/13/31 ....... United States 300,000 310,941
f
PNC Financial Services Group, Inc. (The), T, Junior Sub. Bond, 3.4%
to 9/15/26, FRN thereafter, Perpetual ..................... United States 400,000 394,696
c
Standard Chartered plc, Senior Note , 144A, 4.05%, 4/12/26 ..... United Kingdom 470,000 506,748
S VB Financial Group, Senior Note , 3.125%, 6/05/30 ........... United States 100,000 105,068
Truist Bank, Sub. Note, 2.25%, 3/11/30 ..................... United States 400,000 399,385
Truist Financial Corp., Sub. Note, 3.875%, 3/19/29 ............ United States 860,000 948,136
c
UniCredit SpA , Senior Note, 144A, 1.982% to 6/03/26, FRN
thereafter, 6/03/27 ................................... Italy 500,000 487,367
US Bancorp, Sub. Note, 3%, 7/30/29 ....................... United States 300,000 317,143
Wells Fargo & Co., Senior Bond, 2.879% to 10/30/29, FRN
thereafter, 10/30/30 .................................. United States 200,000 208,126
11,182,272

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 100,000 $ 126,685
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 460,845
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 250,000 362,484
Constellation Brands, Inc., Senior Bond, 2.25%, 8/01/31 ........ United States 450,000 440,311
1,390,325
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 502,405
Senior Bond, 4.75%, 3/15/45 ........................... United States 300,000 375,055
Senior Bond, 4.25%, 11/21/49 .......................... United States 370,000 445,968
Amgen, Inc., Senior Note , 2.45%, 2/21/30 ................... United States 980,000 998,500
2,321,928
Building Products 0.1%
Carrier Global Corp., Senior Bond, 3.577%, 4/05/50 ........... United States 930,000 991,517
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) ,
Senior Note , 3.5%, 1/23/25 ............................ United States 425,000 448,356
Sub. Note, 4.25%, 10/21/25 ........................... United States 400,000 436,628
Morgan Stanley ,
Senior Bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28 ..... United States 1,060,000 1,143,641
Senior Bond, 3.622% to 4/01/30, FRN thereafter, 4/01/31 ..... United States 300,000 327,243
2,355,868
Chemicals 0.1%
CF Industries, Inc., Senior Bond, 5.15%, 3/15/34 .............. United States 400,000 484,442
Sherwin-Williams Co. (The), Senior Bond, 2.3%, 5/15/30 ........ United States 400,000 399,550
c
Yara International ASA, Senior Note , 144A, 3.148%, 6/04/30 ..... Brazil 100,000 103,281
987,273
Consumer Finance 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Senior
Bond, 3.4%, 10/29/33 ................................. Ireland 200,000 203,872
Capital O ne Financial Corp., Senior Note , 3.75%, 3/09/27 ....... United States 435,000 471,217
675,089
Containers & Packaging 0.0%
†
WRKCo , Inc., Senior Bond, 3%, 6/15/33 .................... United States 235,000 242,015
Diversified Financial Services 0.3%
c
CK Hutchison International 19 Ltd., Senior Note, 144A, 3.25%,
4/11/24 ........................................... United Kingdom 635,000 661,524
c
EDP Finance BV, Senior Note, 144A, 1.71%, 1/24/28 .......... Portugal 700,000 681,524
c
NTT Finance Corp., Senior Bond, 144A, 2.065%, 4/03/31 ....... Japan 500,000 500,097
1,843,145
Diversified Telecommunication Services 0.4%
AT&T, Inc., Senior Bond, 3.5%, 6/01/41 ..................... United States 525,000 540,709
Bell Telephone Co. of Canada or Bell Canada (The), Senior Bond,
4.3%, 7/29/49 ...................................... Canada 275,000 334,833
Orange SA, Senior Bond, 9%, 3/01/31 ...................... France 300,000 460,191

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ,
Senior Bond, 1.75%, 1/20/31 ........................... United States 200,000 $ 189,531
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 201,989
c
Senior Bond, 144A, 2.355%, 3/15/32 ..................... United States 710,000 700,386
Senior Bond, 2.85%, 9/03/41 ........................... United States 400,000 395,394
2,823,033
Electric Utilities 0.6%
Commonwealth Edison Co., Senior Bond, 4%, 3/01/48 ......... United States 200,000 234,187
Duke Energy Corp., Senior Bond, 3.75%, 9/01/46 ............. United States 200,000 213,930
Duke Energy Florida LLC, Senior Bond, 6.4%, 6/15/38 ......... United States 200,000 288,918
c
Enel Finance International NV, Senior Bond, 144A, 2.25%, 7/12/31 Italy 400,000 387,325
Exelon Corp., Senior Bond, 4.05%, 4/15/30 .................. United States 850,000 945,402
Georgia Power Co., Senior Bond, 4.3%, 3/15/42 .............. United States 700,000 798,714
Southern Co. (The), A, Senior Bond, 3.7%, 4/30/30 ............ United States 700,000 762,176
c
State Grid Overseas Investment BVI Ltd., Senior Note , 144A, 3.5%,
5/04/27 ........................................... China 600,000 648,415
c
Vistra Operations Co. LLC, Senior Secured Note, 144A, 3.55%,
7/15/24 ........................................... United States 235,000 242,143
4,521,210
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd., Senior Note , 4.875%, 5/12/30 ..................... United States 600,000 684,937
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., Senior
Bond, 4.08%, 12/15/47 ................................ United States 485,000 552,327
c
Schlumberger Holdings Corp., Senior Note, 144A, 3.75%, 5/01/24 . United States 410,000 430,361
982,688
Entertainment 0.1%
NBCUniversal Media LLC, Senior Bond, 5.95%, 4/01/41 ........ United States 200,000 287,052
Walt Disney Co. (The), Senior Bond, 2.65%, 1/13/31 ........... United States 200,000 208,284
495,336
Equity Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc., Senior Bond, 4.9%, 12/15/30 United States 300,000 360,763
Essex Portfolio LP, Senior Bond, 2.65%, 3/15/32 .............. United States 360,000 361,643
MPT Operating Partnership LP / MPT Finance Corp., Senior Bond,
3.5%, 3/15/31 ...................................... United States 100,000 101,279
Simon Property Group LP, Senior Note, 3.375%, 12/01/27 ....... United States 595,000 640,280
1,463,965
Food & Staples Retailing 0.1%
c
Cencosud SA, Senior Note , 144A, 5.15%, 2/12/25 ............. Chile 300,000 324,311
Kroger Co. (The), Senior Bond, 5.4%, 1/15/49 ................ United States 400,000 559,965
884,276
Food Products 0.1%
c
Bimbo Bakeries USA, Inc., Senior Bond, 144A, 4%, 5/17/51 ..... Mexico 400,000 433,907
c
JBS Finance Luxembourg SARL, Senior Bond, 144A, 3.625%,
1/15/32 ........................................... United States 400,000 402,196
836,103

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.1%
STERIS Irish FinCo . UnLtd . Co. ,
Senior Bond, 3.75%, 3/15/51 ........................... United States 250,000 $ 274,225
Senior Note, 2.7%, 3/15/31 ............................ United States 200,000 201,929
476,154
Health Care Providers & Services 0.6%
Anthem, Inc., Senior Bond, 5.1%, 1/15/44 ................... United States 400,000 529,246
Centene Corp., Senior Note , 3%, 10/15/30 .................. United States 450,000 458,208
Cigna Corp. ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 400,000 402,471
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 584,546
CVS Health Corp. ,
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 661,489
Senior Bond, 5.125%, 7/20/45 .......................... United States 200,000 260,585
HCA, Inc. ,
Senior Secured Bond, 4.5%, 2/15/27 ..................... United States 408,000 449,697
Senior Secured Note , 4.125%, 6/15/29 ................... United States 300,000 330,430
Quest Diagnostics, Inc., Senior Bond, 2.8%, 6/30/31 ........... United States 600,000 620,266
4,296,938
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp., Senior Bond, 3.9%, 8/08/29 ........... United States 650,000 655,183
Household Durables 0.1%
MDC Holdings, Inc., Senior Bond, 2.5%, 1/15/31 .............. United States 456,000 441,712
Mohaw k Industries, Inc., Senior Note , 3.625%, 5/15/30 ......... United States 290,000 311,321
NVR, Inc., Senior Bond, 3%, 5/15/30 ....................... United States 200,000 208,044
961,077
Household Products 0.1%
c
Kimberly-Clark de Mexico SAB de CV, Senior Bond, 144A, 2.431%,
7/01/31 ........................................... Mexico 500,000 494,822
Independent Power and Renewable Electricity Producers 0.1%
c
Colbun SA ,
Senior Note , 144A, 3.95%, 10/11/27 ..................... Chile 200,000 211,605
Senior Note , 144A, 3.15%, 3/06/30 ...................... Chile 200,000 200,325
411,930
Insurance 0.7%
Aflac, Inc., Senior Bond, 4.75%, 1/15/49 .................... United States 700,000 929,610
Allstate Corp. (The), Senior Bond, 4.2%, 12/15/46 ............. United States 500,000 601,656
Aon Corp., Senior Note , 2.8%, 5/15/30 ..................... United States 500,000 515,874
Arch Capital Group Ltd., Senior Bond, 3.635%, 6/30/50 ......... United States 800,000 858,227
Manulife Financial Corp., Sub. Bond, 4.061% to 2/24/27, FRN
thereafter, 2/24/32 ................................... Canada 200,000 215,333
Marsh & McLennan Cos., Inc., Senior Bond, 4.9%, 3/15/49 ...... United States 250,000 336,876
MetLife, Inc., Junior Sub. Bond, 6.4%, 12/15/36 ............... United States 250,000 308,053
c
Metropolitan Life Global Funding I, Secured Note, 144A, 3.6%,
1/11/24 ........................................... United States 940,000 988,812
Prudential plc, Senior Note , 3.125%, 4/14/30 ................. United Kingdom 425,000 454,105
5,208,546
Interactive Media & Services 0.1%
c
Tencent Holdings Ltd. ,
Senior Note , 144A, 3.595%, 1/19/28 ..................... China 500,000 531,143

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services (continued)
c
Tencent Holdings Ltd., (continued)
Senior Note , 144A, 2.39%, 6/03/30 ...................... China 500,000 $ 490,406
1,021,549
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
Senior Bond, 2.125%, 2/09/31 .......................... China 200,000 193,290
Senior Bond, 4%, 12/06/37 ............................ China 300,000 325,750
Senior Bond, 4.2%, 12/06/47 ........................... China 800,000 881,814
Amazon.com, Inc., Senior Bond, 4.05%, 8/22/47 .............. United States 500,000 607,681
2,008,535
IT Services 0.2%
Fidelity National Information Services, Inc., Senior Bond, 2.25%,
3/01/31 ........................................... United States 650,000 636,333
Fiserv, Inc. ,
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 203,171
Senior Note , 3.5%, 7/01/29 ............................ United States 470,000 505,953
1,345,457
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc., Senior Note, 0.797%, 10/18/23 .... United States 450,000 448,608
Machinery 0.0%
†
Caterpillar, Inc., Senior Note , 2.6%, 4/09/30 .................. United States 300,000 312,940
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 350,000 346,752
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 100,000 97,168
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 351,550
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 585,558
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 100,000 129,197
Senior Note, 4.709%, 1/25/29 .......................... United States 400,000 456,971
1,967,196
Multiline Retail 0.1%
Dollar Tree, Inc., Senior Note, 4%, 5/15/25 .................. United States 350,000 376,273
Kohl's Corp., Senior Bond, 3.375%, 5/01/31 ................. United States 400,000 407,790
784,063
Multi-Utilities 0.3%
Berkshire Hathaway Energy Co., Senior Bond, 6.125%, 4/01/36 .. United States 200,000 272,632
Dominion Energy, Inc., Senior Note, 4.25%, 6/01/28 ........... United States 1,050,000 1,171,194
Public Service Enterprise Group, Inc., Senior Note, 2.875%, 6/15/24 United States 1,000,000 1,035,984
2,479,810
Oil, Gas & Consumable Fuels 0.9%
c
Aker BP ASA, Senior Note , 144A, 3.75%, 1/15/30 ............. Norway 500,000 530,005
BP Capital Mar kets America, Inc., Senior Note , 3.937%, 9/21/28 .. United States 100,000 110,755
Canadian Natural Resources Ltd., Senior Bond, 3.9%, 2/01/25 ... Canada 200,000 212,595
Cheniere Corpus Christi Holdings LLC, Senior Secured Note,
5.125%, 6/30/27 ..................................... United States 200,000 225,817

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Continental Resources, Inc., Senior Bond, 144A, 5.75%, 1/15/31 .. United States 300,000 $ 353,790
Energy Transfer LP, Senior Bond, 6.05%, 6/01/41 ............. United States 500,000 613,232
Enterprise Products Operating LLC ,
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 425,188
Senior Bond, 6.125%, 10/15/39 ......................... United States 700,000 948,213
Kinder Morgan, Inc. ,
Senior Bond, 5.55%, 6/01/45 ........................... United States 300,000 380,152
Senior Note , 4.3%, 3/01/28 ............................ United States 400,000 444,838
MPLX LP ,
Senior Bond, 5.5%, 2/15/49 ............................ United States 325,000 416,008
Senior Note, 4.875%, 6/01/25 .......................... United States 100,000 109,512
Senior Note, 2.65%, 8/15/30 ........................... United States 400,000 398,639
Phillips 66, Senior Bond, 3.3%, 3/15/52 ..................... United States 200,000 200,154
c
Sinopec Group Overseas Development 2018 Ltd., Senior Bond,
144A, 3.35%, 5/13/50 ................................. China 200,000 201,387
TransCanada PipeLines Ltd., Senior Bond, 4.25%, 5/15/28 ...... Canada 500,000 558,031
Transcontinental Gas Pipe Line Co. LLC, Senior Note, 7.85%,
2/01/26 ........................................... United States 400,000 488,692
6,617,008
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 225,000 229,048
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 200,000 193,848
422,896
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 300,000 359,143
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 577,682
Royalty Pharma plc ,
Senior Note, 1.75%, 9/02/27 ........................... United States 100,000 98,316
Senior Note, 2.2%, 9/02/30 ............................ United States 200,000 193,821
Takeda Pharmaceutical Co. Ltd. ,
Senior Bond, 3.175%, 7/09/50 .......................... Japan 400,000 404,348
Senior Note, 5%, 11/26/28 ............................. Japan 300,000 352,739
1,986,049
Road & Rail 0.2%
Burlington Northern Santa Fe LLC, Senior Bond, 4.9%, 4/01/44 ... United States 200,000 261,865
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 200,000 225,908
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 678,410
1,166,183
Software 0.1%
Microsoft Corp., Senior Note, 2.65%, 11/03/22 ................ United States 420,000 426,665
ServiceNow , Inc., Senior Bond, 1.4%, 9/01/30 ................ United States 150,000 139,793
566,458
Specialty Retail 0.1%
AutoNation, Inc., Senior Bond, 4.75%, 6/01/30 ............... United States 100,000 114,352
AutoZone, Inc., Senior Bond, 1.65%, 1/15/31 ................. United States 265,000 249,708
364,060

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC, Senior Note, 2.5%, 8/01/30 .............. United States 575,000 $ 576,926
Thrifts & Mortgage Finance 0.1%
c
BPCE SA, Sub. Bond, 144A, 5.15%, 7/21/24 ................. France 600,000 650,179
Radian Group, Inc., Senior Note, 4.875%, 3/15/27 ............. United States 350,000 375,922
1,026,101
Tobacco 0.1%
c
Imperial Brands Finance plc ,
Senior Note, 144A, 3.5%, 7/26/26 ....................... United Kingdom 300,000 315,678
Senior Note , 144A, 4.25%, 7/21/25 ...................... United Kingdom 285,000 306,237
621,915
Wireless Telecommunication Services 0.2%
America Movil SAB de CV, Senior Bond, 3.625%, 4/22/29 ....... Mexico 300,000 325,090
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 200,000 195,795
Senior Secured Note, 3.75%, 4/15/27 .................... United States 325,000 352,106
Vodafone Group plc, Senior Bond, 6.15%, 2/27/37 ............. United Kingdom 300,000 407,373
1,280,364
Total Corporate Bonds (Cost $72,027,855) ......................................
74,651,789
Foreign Government and Agency Securities 0.9%
c
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
g
500,000 517,258
c
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
g
300,000 332,184
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 500,000 453,125
c
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 294,681
c
Electricite de France SA , Senior Note , 144A, 4.5% , 9/21/28 ...... France 655,000 741,038
c
Export-Import Bank of India , Senior Bond , 144A, 3.25% , 1/15/30 .. India 200,000 203,940
c
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 . Indonesia 500,000 557,624
c
Kazakhstan Government Bond , Senior Bond , 144A, 5.125% , 7/21/25 Kazakhstan 350,000 394,705
Mexico Government Bond , Senior Bond , 3.6% , 1/30/25 .........
Mexico 200,000 212,430
Panama Notas del Tesoro , Senior Note , 3.75% , 4/17/26 ........
Panama 450,000 478,620
c
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 218,852
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 200,000 199,502
Senior Bond, 6.55%, 3/14/37 ........................... Peru 200,000 273,361
Philippines Government Bond , Senior Bond , 3.95% , 1/20/40 .....
Philippines 310,000 346,970
c
Romania Government Bond , Senior Bond , 144A, 5.125% , 6/15/48 . Romania 200,000 236,646
c
Russia Government Bond , Senior Bond , 144A, 5.1% , 3/28/35 .... Russia 400,000 472,500
Uruguay Government Bond ,
Senior Bond, 4.5%, 8/14/24 ............................ Uruguay 400,000 424,504
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 150,000 173,064
Total Foreign Government and Agency Securities (Cost $6,511,245) ...............
6,531,004
U.S. Government and Agency Securities 18.3%
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 705,000 842,227
4.5%, 2/15/36 ...................................... United States 905,000 1,244,092
1.125%, 8/15/40 ..................................... United States 332,000 289,981

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
1.375%, 11/15/40 .................................... United States 1,971,000 $ 1,796,844
2.75%, 8/15/42 ..................................... United States 50,000 56,988
2.875%, 5/15/43 ..................................... United States 3,370,000 3,917,362
3.125%, 8/15/44 ..................................... United States 725,000 880,677
2.5%, 5/15/46 ...................................... United States 5,102,000 5,640,699
2.25%, 8/15/46 ..................................... United States 5,575,000 5,896,869
3.375%, 11/15/48 .................................... United States 3,300,000 4,319,004
3%, 2/15/49 ........................................ United States 1,713,000 2,106,722
2.25%, 8/15/49 ..................................... United States 150,000 160,600
1.25%, 5/15/50 ..................................... United States 920,000 781,605
1.375%, 8/15/50 ..................................... United States 260,000 227,855
2.375%, 5/15/51 ..................................... United States 1,794,000 1,982,090
2%, 8/15/51 ........................................ United States 400,000 407,875
U.S. Treasury Notes ,
1.75%, 5/15/22 ..................................... United States 6,080,000 6,115,737
1.875%, 5/31/22 ..................................... United States 1,465,000 1,475,388
1.5%, 3/31/23 ...................................... United States 465,000 470,740
2.75%, 11/15/23 ..................................... United States 1,320,000 1,370,016
2.125%, 11/30/23 .................................... United States 1,120,000 1,150,187
2.125%, 3/31/24 ..................................... United States 18,837,000 19,389,601
2%, 4/30/24 ........................................ United States 1,345,000 1,381,620
2.5%, 5/15/24 ...................................... United States 5,710,000 5,932,378
2%, 5/31/24 ........................................ United States 1,705,000 1,752,021
2%, 6/30/24 ........................................ United States 2,255,000 2,318,246
1.75%, 7/31/24 ..................................... United States 13,225,000 13,522,562
2.375%, 8/15/24 ..................................... United States 1,640,000 1,703,038
1.25%, 8/31/24 ..................................... United States 700,000 706,508
1.5%, 10/31/24 ..................................... United States 2,920,000 2,966,081
1.5%, 11/30/24 ...................................... United States 510,000 518,068
0.25%, 6/30/25 ..................................... United States 600,000 583,008
0.25%, 9/30/25 ..................................... United States 310,000 300,240
0.375%, 11/30/25 .................................... United States 5,143,000 4,988,107
0.375%, 1/31/26 ..................................... United States 7,580,000 7,335,130
0.875%, 6/30/26 ..................................... United States 975,000 959,651
1.875%, 7/31/26 ..................................... United States 389,000 400,077
1.25%, 12/31/26 ..................................... United States 200,000 199,812
2.375%, 5/15/27 ..................................... United States 3,140,000 3,314,663
0.5%, 6/30/27 ...................................... United States 8,585,000 8,216,784
2.25%, 11/15/27 ..................................... United States 5,375,000 5,644,380
1.25%, 4/30/28 ..................................... United States 1,700,000 1,684,926
3.125%, 11/15/28 .................................... United States 320,000 355,763
1.625%, 8/15/29 ..................................... United States 4,565,000 4,632,227
0.625%, 8/15/30 ..................................... United States 1,550,000 1,445,859
1.25%, 8/15/31 ..................................... United States 420,000 410,747
1.375%, 11/15/31 .................................... United States 400,000 395,062
Total U.S. Government and Agency Securities (Cost $134,731,522) ................
132,190,117
Asset-Backed Securities 0.4%
Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28
United States 424,415 404,856
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 78,894 80,113
2019-2, A, 2.9%, 5/01/28 .............................. United States 186,017 184,912
2020-1, B, 4.875%, 7/15/27 ............................ United States 269,400 280,864
950,745
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Banks 0.1%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 600,000 $ 607,906
Consumer Finance 0.1%
American Express Credit Account Master Trust , 2019-1 , A , 2.87% ,
10/15/24 .......................................... United States 600,000 603,950
Discover Card Execution Note Trust , 2019-A1 , A1 , 3.04% , 7/15/24
United States 500,000 500,423
1,104,373
a a a a a a
Diversified Financial Services 0.1%
c
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 ..................................... United States 490,000 481,216
Total Asset-Backed Securities (Cost $3,160,718) ................................
3,144,240
Commercial Mortgage-Backed Securities 0.1%
c,h
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN , 1.06% ,
( 1-month USD LIBOR + 0.95% ), 9/15/36 .................. United States 250,000 248,857
c,h
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 0.799% , ( 1-month
USD LIBOR + 0.689% ), 10/15/36 ........................ United States 230,000 229,474
478,331
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $479,424) ...................
478,331
Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.2%
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 .................. United States 465,342 510,346
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 58,356 61,271
FHLMC Pool, 30 Year, 3%, 3/01/50 ........................ United States 2,440,212 2,553,526
FHLMC Pool, 30 Year, 3.5%, 2/01/47 ....................... United States 2,147,698 2,296,354
FHLMC Pool, 30 Year, 3.5%, 4/01/50 ....................... United States 1,650,078 1,779,458
FHLMC Pool, 30 Year, 4%, 5/01/47 - 9/01/49 ................. United States 1,039,701 1,128,925
FHLMC Pool, 30 Year, 4.5%, 10/01/48 ...................... United States 488,067 536,490
8,866,370
Federal National Mortgage Association (FNMA) Fixed Rate 2.4%
FNMA, 15 Year, 1.5%, 1/01/37 ........................... United States 548,000 549,954
FNMA, 15 Year, 2%, 7/01/36 - 12/01/36 ..................... United States 2,891,736 2,964,075
FNMA, 15 Year, 2.5%, 7/01/36 ........................... United States 996,093 1,035,484
FNMA, 30 Year, 2%, 5/01/51 - 10/01/51 ..................... United States 3,327,238 3,320,994
FNMA, 30 Year, 2.5%, 7/01/51 - 12/01/51 ................... United States 4,548,958 4,647,288
FNMA, 30 Year, 3%, 8/01/50 - 9/01/51 ...................... United States 1,884,716 1,962,537
FNMA, 30 Year, 3.5%, 11/01/46 ........................... United States 356,318 382,275
FNMA, 30 Year, 4%, 8/01/49 - 1/01/50 ...................... United States 1,369,485 1,487,399
FNMA, 30 Year, 4.5%, 2/01/50 ........................... United States 1,042,640 1,135,316
17,485,322
Government National Mortgage Association (GNMA) Fixed Rate 0.5%
GNMA II, Single-family, 30 Year, 2%, 6/20/51 - 8/20/51 ......... United States 760,767 768,699
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 - 7/20/51 ........ United States 1,623,335 1,664,968
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 982,451 1,019,680
3,453,347
Total Mortgage-Backed Securities (Cost $30,133,327) ............................
29,805,039

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.8%
Arizona 0.1%
Maricopa County Union High School District No. 210-Phoenix , GO ,
2020 C , 5% , 7/01/31 ................................. United States 200,000 $ 255,590
California 0.4%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 65,000 67,942
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 55,000 57,449
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 40,000 41,701
California State University , Revenue , 2021 B , Refunding , 2.719% ,
11/01/52 .......................................... United States 200,000 202,110
Clovis Unified School District , GO , 2021 B , Refunding , 3.067% ,
8/01/39 ........................................... United States 1,045,000 1,070,448
Foothill-Eastern Transportation Corridor Agency , Revenue , 2019 A ,
Refunding , 4.094% , 1/15/49 ............................ United States 35,000 37,698
Gilroy Unified School District , GO , 2019 , Refunding , 3.364% , 8/01/47 United States 140,000 146,643
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ...................
United States 485,000 487,880
GO, 2021, Refunding, 2.856%, 8/01/49 ...................
United States 285,000 285,899
State of California , GO , 2.5% , 10/01/29 ..................... United States 500,000 523,450
2,921,220
Florida 0.1%
County of Broward , Airport System , Revenue , 2019 C , Refunding ,
3.477% , 10/01/43 .................................... United States 70,000 71,881
County of Sarasota , Revenue , 2020 , 5% , 10/01/34 ............ United States 500,000 645,815
717,696
Illinois 0.0%
†
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 125,000 144,579
Massachusetts 0.0%
†
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 3.373% , 5/01/43 ............................ United States 230,000 241,666
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 95,000 108,627
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 168,276
Pennsylvania 0.1%
Commonwealth Financing Authority , Revenue , 2021 A , 2.991% ,
6/01/42 ........................................... United States 625,000 640,920
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 250,000 266,834
907,754

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.1%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 335,000 $ 429,215
Total Municipal Bonds (Cost $5,702,314) .......................................
5,894,623
Total Long Term Investments (Cost $566,953,798) ...............................
701,012,252
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a
Money Market Funds 2.5%
d,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 18,002,980 18,002,980
Total Money Market Funds (Cost $18,002,980) ..................................
18,002,980
Total Short Term Investments (Cost $18,002,980 ) ................................
18,002,980
a
Total Investments (Cost $584,956,778) 99.6% ...................................
$719,015,232
Other Assets, less Liabilities 0.4% .............................................
2,660,414
Net Assets 100.0% ...........................................................
$721,675,646
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $24,230,872, representing 3.4% of net assets.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Variable rate security. The rate shown represents the yield at period end.
f
Perpetual security with no stated maturity date.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(c).
See Note 8 regarding other derivative information.
See Abbreviations on page FFA- 52 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 92 $ 21,889,100 3/18/22 $ 256,752
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 138 18,004,688 3/22/22 (145,503)
U.S. Treasury 10 Year Notes .................... Long 24 3,131,250 3/22/22 5,525
U.S. Treasury 5 Year Notes ..................... Long 3 362,930 3/31/22 1,595
U.S. Treasury Long Bonds ..................... Short 23 3,690,062 3/22/22 (51,064)
U.S. Treasury Ultra Bonds ...................... Long 1 197,125 3/22/22 4,311
Total Futures Contracts ...................................................................... $71,616
*
As of year end .
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 575,000 $ 4,909 $ 1,493 $ 3,416 BBB
Nordstrom, Inc. . 1.00% Quarterly JPHQ 12/20/26 325,000 (34,753) (27,571) (7,182) BB+
Total OTC Swap Contracts .............................................. $(29,844) $(26,078) $(3,766)
Total Credit Default Swap Contracts .................................... $(29,844) $ (26,078) $(3,766)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $558,740,465
Cost - Non-controlled affiliates (Note 3e) ........................................................ 26,216,313
Value - Unaffiliated issuers .................................................................. $693,949,942
Value - Non-controlled affiliates ( Note 3e) ....................................................... 25,065,290
Cash .................................................................................... 3,504
Foreign currency, at value (cost $105,615) ........................................................ 105,707
Receivables:
Capital shares sold ........................................................................ 367,501
Dividends and interest ..................................................................... 1,847,239
Deposits with brokers for:
Futures contracts ........................................................................ 1,363,096
Variation margin on futures contracts ........................................................... 207,996
OTC swap contracts (upfront payments $ 1,623 ) .................................................... 1,493
Unrealized appreciation on OTC swap contracts .................................................... 3,416
Total assets .......................................................................... 722,915,184
Liabilities:
Payables:
Capital shares redeemed ................................................................... 582,753
Management fees ......................................................................... 271,708
Distribution fees .......................................................................... 186,702
Reports to shareholders fees ................................................................ 111,491
OTC swap contracts (upfront receipts $2 8,786 ) .................................................... 27,571
Unrealized depreciation on OTC swap contracts .................................................... 7,182
Deferred tax ............................................................................... 29,420
Accrued expenses and other liabilities ........................................................... 22,711
Total liabilities ......................................................................... 1,239,538
Net assets, at value ................................................................. $721,675,646
Net assets consist of:
Paid-in capital ............................................................................. $527,881,633
Total distributable earnings (losses) ............................................................. 193,794,013
Net assets, at value ................................................................. $721,675,646

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $840,795
Shares outstanding ........................................................................ 139,631
Net asset value and maximum offering price per share ............................................. $6.02
Class 2:
Net assets, at value ....................................................................... $302,083,659
Shares outstanding ........................................................................ 50,692,398
Net asset value and maximum offering price per share ............................................. $5.96
Class 4:
Net assets, at value ....................................................................... $418,751,192
Shares outstanding ........................................................................ 67,889,699
Net asset value and maximum offering price per share ............................................. $6.17

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $287,798)
Unaffiliated issuers ........................................................................ $8,126,232
Non-controlled affiliates (Note 3e) ............................................................. 1,856
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (1,142,508)
Paid in cash
a
........................................................................... 5,345,845
Total investment income ................................................................... 12,331,425
Expenses:
Management fees (Note 3 a ) ................................................................... 4,223,572
Interest expense ........................................................................... 2
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 878,655
    Class 4 ................................................................................ 1,454,772
Custodian fees (Note 4 ) ...................................................................... 18,513
Reports to shareholders fees .................................................................. 137,337
Professional fees ........................................................................... 127,733
Trustees' fees and expenses .................................................................. 7,902
Other .................................................................................... 82,634
Total expenses ......................................................................... 6,931,120
Expense reductions (Note 4 ) ............................................................... (10)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (320,830)
Net expenses ......................................................................... 6,610,280
Net investment income ................................................................ 5,721,145
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $3,731)
Unaffiliated issuers ...................................................................... 57,704,795
Non-controlled affiliates (Note 3e) ........................................................... (115,461)
Foreign currency transactions ................................................................ 29,329
Futures contracts ......................................................................... 9,094,031
TBA sale commitments ..................................................................... 93
Swap contracts ........................................................................... 1,917
Net realized gain (loss) .................................................................. 66,714,704
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 12,200,543
Non-controlled affiliates (Note 3e) ........................................................... (243,381)
Translation of other assets and liabilities denominated in foreign currencies .............................. (33,309)
Futures contracts ......................................................................... (194,592)
Swap contracts ........................................................................... (3,766)
Change in deferred taxes on unrealized appreciation ............................................... 19,084
Net change in unrealized appreciation (depreciation) ............................................ 11,744,579
Net realized and unrealized gain (loss) ............................................................ 78,459,283
Net increase (decrease) in net assets resulting from operations .......................................... $84,180,428
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Allocation VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,721,145 $11,362,253
Net realized gain (loss) ................................................. 66,714,704 (9,609,886)
Net change in unrealized appreciation (depreciation) ........................... 11,744,579 82,252,924
Net increase (decrease) in net assets resulting from operations ................ 84,180,428 84,005,291
Distributions to shareholders:
Class 1 ............................................................. (15,547) (227,036)
Class 2 ............................................................. (7,020,699) (106,811,345)
Class 4 ............................................................. (6,571,792) (104,689,179)
Total distributions to shareholders .......................................... (13,608,038) (211,727,560)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (44,550) 104,749
Class 2 ............................................................. (128,346,341) 61,121,480
Class 4 ............................................................. (29,324,411) 64,739,571
Total capital share transactions ............................................ (157,715,302) 125,965,800
Net increase (decrease) in net assets ................................... (87,142 ,912) (1,756,469)
Net assets:
Beginning of year ....................................................... 808,818,558 810,575,027
End of year ........................................................... $721,675,646 $808,818,558

Franklin Templeton Variable Insurance Products Trust

Annual Report
Notes to Financial Statements
Franklin Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Franklin Allocation VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At December 31, 2021, 43.8% of the Fund’s shares were
held through one insurance company. Investment activities
of these insurance company separate accounts could
have a material impact on the Fund. The Fund offers three
classes of shares: Class 1, Class 2 and Class 4. Each class
of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m Eastern time. At December
31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had OTC
derivatives in a net liability position for such contracts of
$34,753.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
See Note 8 regarding other derivative information.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 11,749 $68,109 7,931 $46,123
Shares issued in reinvestment of distributions .......... 2,704 15,547 47,596 227,036
Shares redeemed ............................... (22,563) (128,206) (30,469) (168,410)
Net increase (decrease) .......................... (8,110) $(44,550) 25,058 $104,749
Class 2 Shares:
Shares sold ................................... 2,481,710 $14,077,892 3,511,007 $20,473,913
Shares issued in reinvestment of distributions .......... 1,231,702 7,020,699 22,581,680 106,811,345
Shares redeemed ............................... (26,406,666) (149,444,932) (11,902,724) (66,163,778)
Net increase (decrease) .......................... (22,693,254) $(128,346,341) 14,189,963 $61,121,480
Class 4 Shares:
Shares sold ................................... 1,953,061 $11,577,200 2,339,473 $13,610,746
Shares issued in reinvestment of distributions .......... 1,113,863 6,571,792 21,365,139 104,689,179
Shares redeemed ............................... (8,025,411) (47,473,403) (9,182,946) (53,560,354)
Net increase (decrease) .......................... (4,958,487) $(29,324,411) 14,521,666 $64,739,571
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.55% per year of the average daily net assets of the Fund.
Under a subadvisory agreement, Global Advisors and FT Institutional, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57%, based on the average net assets of each class until
April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
During the year ended December 31, 2021 the Fund utilized $5,509,663 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 24,011,384 $ 117,992,191 $ (124,000,595) $ — $ — $ 18,002,980 18,002,980 $ 1,856
Templeton Global Bond VIP
Fund, Class 1 ............ 7,821,152 — (400,000) (115,461) (243,381) 7,062,310 511,021 —
Total Affiliated Securities ... $31,832,536 $117,992,191 $(124,400,595) $(115,461) $(243,381) $25,065,290 $1,856
2021 2020
Distributions paid from:
Ordinary income .......................................................... $13,608,038 $13,451,147
Long term capital gain ...................................................... — 198,276,413
$13,608,038 $211,727,560
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, paydown losses, bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$397,123,670 and $547,713,870, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $591,670,987
Unrealized appreciation ........................................................................ $144,745,095
Unrealized depreciation ........................................................................ (17,359,078)
Net unrealized appreciation (depreciation) .......................................................... $127,386,017
Distributable earnings:
Undistributed ordinary income ................................................................... $20,161,282
Undistributed long term capital gains .............................................................. 46,279,733
Total distributable earnings ..................................................................... $66,441,015
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 11,431
a
Variation margin on futures
contracts
$ 196,567
a
Credit contracts ............
OTC swap contracts (upfront
payments)
1,493 OTC swap contracts (upfront
receipts)
27,571
Unrealized appreciation on OTC
swap contracts
3,416 Unrealized depreciation on OTC
swap contracts
7,182
Equity contracts ...........
Variation margin on futures
contracts
256,752
a
Variation margin on futures
contracts
—
Total .................... $273,092 $231,320
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts and swap contracts represented $58,280,568 and $450,000, respectively.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $964,733 Futures contracts $(200,235)
Credit contracts ...............
Swap contracts 1,917 Swap contracts (3,766)
Equity Contracts ..............
Futures contracts 8,129,298 Futures contracts 5,643
Total ....................... $9,095,948 $(198,358)
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 6,448,070 $ 2,639,582 $ — $ 9,087,652
Air Freight & Logistics ................... 2,482,200 2,509,478 188,746 5,180,424
Airlines .............................. — 395,208 — 395,208
Auto Components ...................... 459,307 1,244,917 — 1,704,224
Automobiles .......................... 1,052,794 2,516,610 — 3,569,404
Banks ............................... 2,083,926 10,923,340 — 13,007,266
Beverages ........................... 6,050,158 563,235 — 6,613,393
Biotechnology ......................... 8,682,306 2,795,648 — 11,477,954
Building Products ...................... 3,728,055 2,407,149 — 6,135,204
Capital Markets ........................ 13,748,206 5,246,490 — 18,994,696
Chemicals ........................... 9,718,414 7,184,396 — 16,902,810
Commercial Services & Supplies ........... 2,552,058 — — 2,552,058
Communications Equipment .............. 1,132,168 — — 1,132,168
Construction & Engineering ............... 41,966 759,971 — 801,937
Construction Materials .................. 662,126 99,413 — 761,539
Consumer Finance ..................... 1,225,504 — — 1,225,504
Containers & Packaging ................. 296,209 — — 296,209
Distributors ........................... 431,471 — — 431,471
Diversified Consumer Services ............ 414,774 — — 414,774
Diversified Financial Services ............. 843,479 2,093,206 — 2,936,685
Diversified Telecommunication Services ..... 888,112 2,666,151 747,704 4,301,967
Electric Utilities ........................ 2,164,507 703,596 — 2,868,103
Electrical Equipment .................... 4,197,934 605,090 — 4,803,024
Electronic Equipment, Instruments &
Components ........................ 3,925,536 310,447 — 4,235,983
Energy Equipment & Services ............. — 938,637 — 938,637
Entertainment ......................... 1,745,780 1,688,692 — 3,434,472
Equity Real Estate Investment Trusts (REITs) . 4,715,805 1,789,901 — 6,505,706
Food & Staples Retailing ................. 5,573,454 1,960,725 — 7,534,179
Food Products ........................ 4,048,044 877,461 — 4,925,505
Gas Utilities .......................... 561,902 648,575 — 1,210,477
Health Care Equipment & Supplies ......... 11,017,034 5,286,676 — 16,303,710
Health Care Providers & Services .......... 4,675,410 874,802 — 5,550,212
Health Care Technology ................. 1,438,663 50,391 — 1,489,054
Hotels, Restaurants & Leisure ............. 4,800,715 439,329 — 5,240,044
Household Durables .................... 638,634 1,960,746 — 2,599,380
Household Products .................... 3,106,791 — — 3,106,791
Industrial Conglomerates ................ 3,773,783 2,557,780 — 6,331,563
Insurance ............................ 2,109,382 2,176,889 — 4,286,271
Interactive Media & Services .............. 16,388,123 71,088 — 16,459,211
Internet & Direct Marketing Retail .......... 6,869,748 2,147,318 — 9,017,066
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
IT Services ........................... $ 18,274,587 $ 4,074,073 $ — $ 22,348,660
Leisure Products ....................... 39,691 53,232 — 92,923
Life Sciences Tools & Services ............ 12,511,316 1,730,897 — 14,242,213
Machinery ............................ 7,303,797 1,738,252 — 9,042,049
Marine .............................. — 1,288,770 — 1,288,770
Media ............................... 1,671,899 3,054,076 — 4,725,975
Metals & Mining ....................... 3,190,559 2,189,574 — 5,380,133
Multiline Retail ........................ 2,906,898 832,200 — 3,739,098
Multi-Utilities .......................... 1,450,465 1,230,188 — 2,680,653
Oil, Gas & Consumable Fuels ............. 4,618,857 4,882,774 — 9,501,631
Paper & Forest Products ................. 144,364 — — 144,364
Personal Products ..................... 953,941 2,157,436 — 3,111,377
Pharmaceuticals ....................... 11,706,445 7,271,496 — 18,977,941
Professional Services ................... 4,084,717 3,849,971 — 7,934,688
Real Estate Management & Development .... 1,690,664 1,875,098 — 3,565,762
Road & Rail .......................... 6,289,647 — — 6,289,647
Semiconductors & Semiconductor Equipment . 19,334,407 3,872,402 — 23,206,809
Software ............................. 37,744,745 2,408,709 — 40,153,454
Specialty Retail ........................ 6,665,141 586,412 — 7,251,553
Technology Hardware, Storage & Peripherals . 11,857,166 1,840,893 — 13,698,059
Textiles, Apparel & Luxury Goods .......... 2,866,810 545,407 — 3,412,217
Thrifts & Mortgage Finance ............... 277,172 881,498 — 1,158,670
Tobacco ............................. 1,745,620 995,350 — 2,740,970
Trading Companies & Distributors .......... 2,061,242 3,384,424 — 5,445,666
Water Utilities ......................... 513,510 — — 513,510
Wireless Telecommunication Services ....... 102,990 631,281 — 734,271
Management Investment Companies ......... 21,794,104 — — 21,794,104
Preferred Stocks ........................ — 380,007 — 380,007
Corporate Bonds ........................ — 74,651,789 — 74,651,789
Foreign Government and Agency Securities .... — 6,531,004 — 6,531,004
U.S. Government and Agency Securities ....... — 132,190,117 — 132,190,117
Asset-Backed Securities .................. — 3,144,240 — 3,144,240
Commercial Mortgage-Backed Securities ...... — 478,331 — 478,331
Mortgage-Backed Securities ................ — 29,805,039 — 29,805,039
Municipal Bonds ......................... — 5,894,623 — 5,894,623
Short Term Investments ................... 18,002,980 — — 18,002,980
Total Investments in Securities ........... $344,496,282 $373,582,500
a
$936,450 $719,015,232
Other Financial Instruments:
Futures contracts ........................ $ 268,183 $ — $ — $ 268,183
Swap contracts ......................... — 3,416 — 3,416
Total Other Financial Instruments ......... $268,183 $3,416 $— $271,599
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 196,567 $ — $ — $ 196,567
Swap contracts .......................... — 7,182 — 7,182
Total Other Financial Instruments ......... $196,567 $7,182 $— $203,749
a
Includes foreign securities valued at $120,887,357, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the year.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
GSCO
Goldman Sachs Group, Inc.
JPHQ JPMorgan Chase Bank NA
Cu r rency
GBP
British Pound
HKD
Hong Kong Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
AGMC Assured Guaranty Municipal Corp.
CDI
CREST Depository Interest
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
NYRS
New York Registry Shares
REIT
Real Estate Investment Trust
TIPS
Treasury Inflation-Protected Securities
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Allocation VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Franklin Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,592,958
Interest Earned from Federal Obligations Note (1) $2,052,793

Annual Report
Franklin DynaTech VIP Fund
This annual report for Franklin DynaTech VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
4
1-Year +16.09%
5-Year +23.53%
10-Year +16.56%

Annual Report
Franklin DynaTech VIP Fund
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12–12/31/21)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the Fund’s new primary benchmark, the Russell 1000
®
Growth Index, the Fund’s secondary benchmark, the Standard & Poor’s
®
500
Index (S&P 500
®
), and the Fund’s old primary benchmark, the Russell 3000
®
Growth Index. The Russell 1000
®
Growth Index
is replacing the Russell 3000
®
Growth Index as the Fund’s primary benchmark because the investment manager believes the Russell 1000
®
Growth Index provides a better comparison to the Fund’s investments. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information
preceding the Fund Summaries.
**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

Annual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin DynaTech VIP Fund
Formerly, Flex Cap Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities
of companies that the investment manager believes are
leaders in innovation, take advantage of new technologies,
have superior management and benefit from new industry
conditions in the dynamically changing global economy.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Growth
stock prices reflect projections of future earnings or
revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund
focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risk of adverse developments in such areas of focus
than a fund that invests in a wider variety of countries,
regions, industries, sectors or investments. Smaller or
midsized companies can be particularly sensitive to
changing economic conditions, and their prospects for
growth are less certain than those of larger companies.
Historically, these securities have experienced more price
volatility than larger-company stocks, especially over the
short term. Foreign securities involve special risks, including currency fluctuations and economic and political
uncertainties. The Fund is actively managed but there is no
guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s new
primary benchmark, the Russell 1000
®
Growth Index
posted a +27.60% total return. The Fund’s secondary
benchmark, the Standard & Poor’s 500
®
Index (S&P 500
®
)
posted a +28.71% total return for the same period.
1
The
Fund’s old primary benchmark, the Russell 3000
®
Growth
Index, posted a +25.85% total return for the same period.
The Russell 1000
®
Growth Index is replacing the Russell
3000
®
Growth Index as the Fund’s primary benchmark
because the investment manager believes the Russell 1000
®
Growth Index provides a better comparison to the Fund’s
investments.
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+28.71% total return for the 12 months ended December
31, 2021.
1
Stocks benefited from the continued economic
recovery, monetary and fiscal stimulus measures, rollout
of highly effective COVID-19 vaccines, implementation of
vaccination programs and easing pandemic restrictions.
As many businesses reopened, stimulus payments and
generally high household savings contributed to increased
consumer spending. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment, helping equities to reach new
all-time price highs late in the 12-month period.
Gross domestic product growth was robust during most
of the period, as the lifting of many COVID-19 restrictions
and strong consumer spending continued to support the
economy. Both exports and imports increased significantly in an environment of high business confidence and recovering
industrial production. The continued growth of the economy
led the U.S. to surpass its pre-pandemic output in 2021’s
second quarter.
Portfolio Composition
12/31/21
% of Total
Net Assets
Software 24.6%
IT Services 12.6%
Semiconductors & Semiconductor Equipment 12.3%
Life Sciences Tools & Services 8.2%
Internet & Direct Marketing Retail 7.3%
Interactive Media & Services 7.1%
Health Care Equipment & Supplies 5.8%
Entertainment 3.0%
Automobiles 2.8%
Capital Markets 2.5%
Electronic Equipment, Instruments &
Components 1.7%
Health Care Technology 1.6%
Biotechnology 1.6%
Pharmaceuticals 1.4%
Other 6.7%
Short-Term Investments & Other Net Assets 0.8%

Franklin DynaTech VIP Fund

Annual Report
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. U.S. consumer spending on goods remained
strong, adding to pressure on the prices of many products.
Consequently, the personal consumption expenditures
index, a measure of inflation, surged during the period,
representing the highest 12-month increase in decades. The
unemployment rate declined from 6.7% in December 2020
to 3.9% in December 2021 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25%. While the Fed also maintained
quantitative easing measures with U.S. Treasury and
mortgage bond purchasing, it began to reduce the rate of
purchases beginning in November 2021 and accelerated
the pace of tapering in December. The Fed also noted
that it expected easing supply constraints to help reduce
inflationary pressures and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
Investment Strategy
We use fundamental, bottom-up research to seek
companies meeting our criteria of growth potential, quality
and valuation. The research may include consideration of
cash flow, income statements, balance sheet, and notes
to them and its analysis typically includes forecasts of
multiple possible future outcomes. In seeking sustainable
growth characteristics, we look for companies we believe
can produce sustainable earnings and cash flow growth,
evaluating the long-term market opportunity and competitive
structure of an industry to target leaders and emerging
leaders. We define quality companies as those with
strong and improving competitive positions in attractive
markets. We also believe important attributes of quality are experienced and talented management teams as well as
financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on
capital employed. Our valuation analysis includes a range
of potential outcomes based on an assessment of multiple
scenarios. In assessing value, we consider whether security
prices fully reflect the balance of the sustainable growth
opportunities relative to business and financial risks.
Manager’s Discussion
During the one-year reporting period ended December
31, 2021, the Fund underperformed the index, partially
due to stock selection in the information technology (IT)
sector. The IT sector comprised almost half of the overall
portfolio, and related detractors were concentrated in
the software industry where Microsoft and ServiceNow
underperformed. The portfolio typically carries lighter-than-
index weightings in technology giants, including Microsoft,
which boosted the Fund’s absolute returns but detracted on
a relative basis. The company performed well throughout
the year with consecutive quarters of growth driven by
strength of its Microsoft Cloud business. Cloud computing
specialist ServiceNow was also an absolute contributor
but underperformed the benchmark for the period. An
overweighting and stock selection in the IT services industry dragged on relative performance along with digital payments
company Block (formerly Square). In contrast, financial
software company Intuit ended the reporting period on a
high note as robust business activity helped by demand
recovery for loan and tax products and outperformance of
its Credit Karma business lifted the stock, which reached an all-time high in November. The Fund’s semiconductor-related
holdings also advanced over the period and outperformed
the index, aided in part by chipmakers NVIDIA and ASML
Holding (not part of the index), which have been benefiting
from an ongoing favorable demand environment.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 5.8%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 4.1%
Software, United States
NVIDIA Corp. 4.1%
Semiconductors & Semiconductor Equipment,
United States
Alphabet, Inc. 4.0%
Interactive Media & Services, United States
ServiceNow , Inc. 2.6%
Software, United States
Shopify, Inc. 2.4%
IT Services, Canada
Intuit, Inc. 2.3%
Software, United States
Tesla, Inc. 2.2%
Automobiles, United States
Thermo Fisher Scientific, Inc. 2.1%
Life Sciences Tools & Services, United States
ASML Holding NV 2.0%
Semiconductors & Semiconductor Equipment,
Netherlands

Franklin DynaTech VIP Fund

Annual Report
Stock selection in the consumer discretionary sector
resulted in both negative absolute and relative returns.
A key detractor was Latin American online marketplace
MercadoLibre (not part of the index), which has seen its
stock trending downward since the start of 2021, despite
strong business momentum in the e-commerce space. We
continue to hold the stock as MercadoLibre has effectively
become a one-stop shop for all things e-commerce across
Latin America. In our view, the company has a solid
customer base but still has a large growth runway.
Within the communications services sector, interactive media and services companies were an area of weakness as our
off-benchmark stake in Tencent Holdings shed considerable
equity value. Tencent is a Chinese multinational technology
conglomerate that provides various internet-related services and products. In general, investors sold off Tencent and
other stocks due to China’s intensifying crackdown on
property, private education, technology and other sectors
of the economy. An underweighting in Alphabet (Google’s
parent company) also detracted from relative returns as its
share value jumped significantly.
Thank you for your participation in Franklin DynaTech VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Franklin DynaTech VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses
.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $1,018.10 $5.49 $1,019.76 $5.50 1.08%

Annual Report
Please keep this supplement with your prospectus for future reference.
FFC P2 P4 03/21
SUPPLEMENT DATED MARCH 15, 2021
TO THE PROSPECTUSES DATED MAY 1, 2020
FOR FRANKLIN FLEX CAP GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The prospectus is amended as follows:
I. The Board of Trustees recently approved various changes to the Franklin Flex Cap Growth VIP Fund (the “Fund”)
to be effective on or about May 1, 2021. Among other things, the proposals approved by the Board include changing the name of the Fund to the “Franklin DynaTech VIP Fund,” changing the Fund’s investment philosophy to focus on equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy; and reducing the Fund’s investment management fee so that the Fund will pay the investment manager fees according to the following fee schedule:
0.63% of the value of its net assets up to and including $100 million;
0.50% of the value of its net assets over $100 million up to and including $250 million;
0.45% of the value of its net assets over $250 million up to and including $7.5 billion;
0.44% of the value of its net assets over $7.5 billion up to and including $10 billion;
0.43% of the value of its net assets over $10 billion up to and including $12.5 billion;
0.42% of the value of its net assets over $12.5 billion up to and including $15 billion;
0.40% of the value of its net assets over $15 billion.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.92 $8.06 $6.46 $7.46 $5.89
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.03) (0.01) (0.02) (0.01)
Net realized and unrealized gains (losses) ........... 1.79 3.47 1.99 0.42 1.60
Total from investment operations .................... 1.71 3.44 1.98 0.40 1.59
Less distributions from:
Net realized gains ............................. (0.78) (0.58) (0.38) (1.40) (0.02)
Net asset value, end of year ....................... $11.85 $10.92 $8.06 $6.46 $7.46
Total return
c
................................... 16.14% 44.88% 31.16% 3.14% 26.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.31% 1.33% 1.30% 1.35%
Expenses net of waiver and payments by affiliates ....... 0.96% 0.96%
d
0.96%
d
0.96%
d
0.96%
Net investment (loss) ............................ (0.71)% (0.36)% (0.19)% (0.20)% (0.20)%
Supplemental data
Net assets, end of year (000’s) ..................... $139,784 $125,731 $97,964 $69,233 $81,084
Portfolio turnover rate ............................ 74.97% 15.70% 26.29% 15.17% 52.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.40 $7.71 $6.20 $7.21 $5.70
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.09) (0.04) (0.02) (0.02) (0.02)
Net realized and unrealized gains (losses) ........... 1.70 3.31 1.91 0.41 1.55
Total from investment operations .................... 1.61 3.27 1.89 0.39 1.53
Less distributions from:
Net realized gains ............................. (0.78) (0.58) (0.38) (1.40) (0.02)
Net asset value, end of year ....................... $11.23 $10.40 $7.71 $6.20 $7.21
Total return
c
................................... 16.09% 44.71% 31.03% 3.10% 26.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.41% 1.43% 1.40% 1.45%
Expenses net of waiver and payments by affiliates ....... 1.06% 1.06%
d
1.06%
d
1.06%
d
1.06%
Net investment (loss) ............................ (0.81)% (0.47)% (0.29)% (0.30)% (0.30)%
Supplemental data
Net assets, end of year (000’s) ..................... $36,515 $38,425 $31,761 $29,681 $30,112
Portfolio turnover rate ............................ 74.97% 15.70% 26.29% 15.17% 52.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin DynaTech VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Aerospace & Defense 0.4%
a
Axon Enterprise, Inc. ................................... United States 4,948 $ 776,836
Automobiles 2.8%
a
Rivian Automotive, Inc., A ............................... United States 10,381 1,076,406
a
Tesla, Inc. ........................................... United States 3,700 3,910,086
4,986,492
Banks 0.6%
a
NU Holdings Ltd., A .................................... Brazil 7,300 68,474
a
SVB Financial Group ................................... United States 1,545 1,047,881
1,116,355
Biotechnology 1.6%
a
Argenx SE .......................................... Netherlands 1,549 550,401
a
Avid Bioservices , Inc. .................................. United States 2,584 75,401
a
BioNTech SE, ADR .................................... Germany 1,860 479,508
a
Intellia Therapeutics, Inc. ................................ United States 3,415 403,790
a
Moderna , Inc. ........................................ United States 2,477 629,109
a
Natera , Inc. .......................................... United States 6,811 636,079
2,774,288
Capital Markets 2.5%
Moody's Corp. ........................................ United States 2,473 965,904
MSCI, Inc. ........................................... United States 3,086 1,890,762
Tradeweb Markets, Inc., A ............................... United States 15,434 1,545,561
4,402,227
Chemicals 0.2%
Linde plc ............................................ United Kingdom 811 281,201
Consumer Finance 0.1%
b
Kaspi.KZ JSC, GDR, Reg S ............................. Kazakhstan 645 74,820
Electric Utilities 1.0%
NextEra Energy, Inc. ................................... United States 18,515 1,728,560
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., A .................................... United States 8,047 703,791
Keyence Corp. ....................................... Japan 1,238 777,929
a
Keysight Technologies, Inc. .............................. United States 1,557 321,536
a
Trimble, Inc. ......................................... United States 612 53,360
a
Zebra Technologies Corp., A ............................. United States 1,854 1,103,501
2,960,117
Entertainment 3.0%
a
Netflix, Inc. .......................................... United States 776 467,493
a
ROBLOX Corp., A ..................................... United States 13,584 1,401,326
a
Sea Ltd., ADR ........................................ Taiwan 15,414 3,448,266
5,317,085
Equity Real Estate Investment Trusts (REITs) 0.8%
Crown Castle International Corp. .......................... United States 1,248 260,507
SBA Communications Corp. ............................. United States 3,089 1,201,683
1,462,190
Health Care Equipment & Supplies 5.8%
Abbott Laboratories .................................... United States 7,107 1,000,239
a
CryoPort , Inc. ........................................ United States 1,788 105,796
a
Dexcom , Inc. ......................................... United States 1,237 664,207
a
Edwards Lifesciences Corp. ............................. United States 8,033 1,040,675

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin DynaTech VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
IDEXX Laboratories, Inc. ................................ United States 4,009 $ 2,639,766
a
Inari Medical, Inc. ..................................... United States 650 59,325
a
Inmode Ltd. ......................................... United States 6,208 438,161
a
Insulet Corp. ......................................... United States 1,553 413,207
a
Intuitive Surgical, Inc. .................................. United States 5,707 2,050,525
STERIS plc .......................................... United States 4,326 1,052,992
Stryker Corp. ........................................ United States 3,093 827,130
10,292,023
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc. ................................ United States 2,317 1,163,458
Health Care Technology 1.6%
a
Definitive Healthcare Corp. .............................. United States 1,925 52,610
a
Doximity , Inc., A ...................................... United States 1,608 80,609
a
Inspire Medical Systems, Inc. ............................ United States 4,635 1,066,328
a
Veeva Systems, Inc., A ................................. United States 6,172 1,576,823
2,776,370
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc., A ........................................ United States 4,331 721,068
a
Booking Holdings, Inc. ................................. United States 309 741,362
1,462,430
Industrial Conglomerates 0.4%
Roper Technologies, Inc. ................................ United States 1,547 760,907
Interactive Media & Services 7.1%
a
Alphabet, Inc., A ...................................... United States 1,848 5,353,730
a
Alphabet, Inc., C ...................................... United States 617 1,785,345
a
Match Group, Inc. ..................................... United States 3,081 407,462
a
Meta Platforms, Inc., A ................................. United States 8,634 2,904,046
a
Snap, Inc., A ......................................... United States 6,193 291,257
Tencent Holdings Ltd. .................................. China 6,186 361,011
a,b
Trustpilot Group plc, 144A, Reg S ......................... United Kingdom 19,318 85,467
a
ZoomInfo Technologies, Inc., A ........................... United States 21,610 1,387,362
12,575,680
Internet & Direct Marketing Retail 7.3%
a
Amazon.com, Inc. ..................................... United States 3,080 10,269,767
a
DoorDash , Inc., A ..................................... United States 1,870 278,443
a
Etsy, Inc. ............................................ United States 630 137,932
a
Fiverr International Ltd. ................................. United States 1,200 136,440
a
MercadoLibre , Inc. .................................... Argentina 1,543 2,080,582
12,903,164
IT Services 12.6%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,233 3,234,069
a
Afterpay Ltd. ......................................... Australia 3,131 188,763
a
Block, Inc., A ......................................... United States 8,643 1,395,931
a
Cloudflare , Inc., A ..................................... United States 7,722 1,015,443
a
Endava plc, ADR ...................................... United Kingdom 2,177 365,562
a
EPAM Systems, Inc. ................................... United States 2,160 1,443,852
a
Globant SA .......................................... United States 1,551 487,154
Mastercard , Inc., A .................................... United States 6,169 2,216,645
a
MongoDB, Inc. ....................................... United States 3,394 1,796,614
a
Okta , Inc. ........................................... United States 1,225 274,608
a
Paymentus Holdings, Inc., A ............................. United States 2,716 95,006
a
PayPal Holdings, Inc. .................................. United States 8,025 1,513,355

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin DynaTech VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Shopify, Inc., A ....................................... Canada 3,083 $ 4,246,445
a
Snowflake, Inc., A ..................................... United States 2,782 942,403
a
Thoughtworks Holding, Inc. .............................. United States 3,179 85,229
a
Twilio , Inc., A ......................................... United States 6,172 1,625,334
Visa, Inc., A .......................................... United States 6,175 1,338,184
22,264,597
Life Sciences Tools & Services 8.2%
a
10X Genomics, Inc., A .................................. United States 3,101 461,925
Agilent Technologies, Inc. ............................... United States 601 95,950
a
Avantor , Inc. ......................................... United States 3,065 129,159
a
Bio-Rad Laboratories, Inc., A ............................. United States 1,236 933,885
Bio- Techne Corp. ..................................... United States 1,238 640,467
a
Charles River Laboratories International, Inc. ................. United States 625 235,487
Danaher Corp. ....................................... United States 10,789 3,549,689
a
Evotec SE ........................................... Germany 3,463 167,040
a
Evotec SE, ADR ...................................... Germany 8,994 213,608
a
Illumina, Inc. ......................................... United States 1,233 469,083
Lonza Group AG ...................................... Switzerland 1,237 1,028,726
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 6,241 261,498
a
Medpace Holdings, Inc. ................................. United States 1,236 269,003
a
Oxford Nanopore Technologies plc ........................ United Kingdom 1,603 15,132
a
Repligen Corp. ....................................... United States 6,172 1,634,592
Thermo Fisher Scientific, Inc. ............................ United States 5,549 3,702,515
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 49,572 586,961
14,394,720
Media 0.3%
a
Liberty Broadband Corp., A .............................. United States 3,098 498,468
Personal Products 0.1%
a
Olaplex Holdings, Inc. .................................. United States 2,744 79,933
Pharmaceuticals 1.4%
a
Catalent , Inc. ........................................ United States 10,362 1,326,647
Zoetis, Inc. .......................................... United States 4,942 1,205,996
2,532,643
Professional Services 0.3%
a
CoStar Group, Inc. .................................... United States 6,202 490,144
Semiconductors & Semiconductor Equipment 12.3%
a
Advanced Micro Devices, Inc. ............................ United States 3,719 535,164
Analog Devices, Inc. ................................... United States 8,425 1,480,862
ASML Holding NV, NYRS ............................... Netherlands 4,469 3,557,950
a
Enphase Energy, Inc. .................................. United States 2,481 453,874
Entegris , Inc. ......................................... United States 6,184 856,979
a,c
GLOBALFOUNDRIES, Inc. .............................. United States 5,412 351,618
Intel Corp. ........................................... United States 4,659 239,938
KLA Corp. ........................................... United States 2,472 1,063,232
Lam Research Corp. ................................... United States 3,085 2,218,578
Monolithic Power Systems, Inc. ........................... United States 3,087 1,522,910
NVIDIA Corp. ........................................ United States 24,649 7,249,517
a
SiTime Corp. ......................................... United States 3,093 904,826
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 1,816 218,483
Teradyne, Inc. ........................................ United States 6,181 1,010,779
21,664,710
Software 24.6%
a
Adobe, Inc. .......................................... United States 3,393 1,924,035

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin DynaTech VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Amplitude, Inc., A ..................................... United States 1,716 $ 90,845
a
ANSYS, Inc. ......................................... United States 3,088 1,238,659
a
AppLovin Corp., A ..................................... United States 620 58,441
a
Aspen Technology, Inc. ................................. United States 1,254 190,859
a
Atlassian Corp. plc, A .................................. United States 6,475 2,468,853
a
Autodesk, Inc. ........................................ United States 1,243 349,519
a
Avalara, Inc. ......................................... United States 7,415 957,351
Bentley Systems, Inc., B ................................ United States 1,896 91,634
a
Bill.com Holdings, Inc. .................................. United States 4,940 1,230,801
a
Braze, Inc., A ........................................ United States 700 54,012
a
Cadence Design Systems, Inc. ........................... United States 9,873 1,839,833
a
Crowdstrike Holdings, Inc., A ............................. United States 3,095 633,701
a
CS Disco, Inc. ........................................ United States 1,327 47,440
a
Datadog , Inc., A ...................................... United States 8,026 1,429,511
a
Descartes Systems Group, Inc. (The) ...................... Canada 658 54,403
a
DocuSign, Inc. ....................................... United States 4,949 753,782
a
DoubleVerify Holdings, Inc. .............................. United States 1,164 38,738
a
Fortinet, Inc. ......................................... United States 1,549 556,711
a
Gitlab , Inc., A ........................................ United States 3,103 269,961
a
HashiCorp , Inc., A ..................................... United States 1,458 132,736
a
HubSpot , Inc. ........................................ United States 5,241 3,454,605
Intuit, Inc. ........................................... United States 6,319 4,064,507
Microsoft Corp. ....................................... United States 21,568 7,253,750
a,c
Monday.com Ltd. ...................................... United States 2,321 716,539
a
Palo Alto Networks, Inc. ................................ United States 931 518,344
a
Paylocity Holding Corp. ................................. United States 723 170,744
a
Procore Technologies, Inc. .............................. United States 6,818 545,235
a
salesforce.com, Inc. ................................... United States 8,021 2,038,377
a
Samsara, Inc., A ...................................... United States 7,989 224,571
a,c
SentinelOne , Inc., A ................................... United States 6,150 310,513
a
ServiceNow , Inc. ...................................... United States 7,089 4,601,541
a
Sprinklr , Inc., A ....................................... United States 6,385 101,330
a
Synopsys, Inc. ....................................... United States 6,477 2,386,774
a
Tyler Technologies, Inc. ................................. United States 1,855 997,897
a
Workday, Inc., A ...................................... United States 4,632 1,265,370
a
Zscaler , Inc. ......................................... United States 761 244,532
43,306,454
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. .......................................... United States 9,874 1,753,326
Trading Companies & Distributors 0.0%
†
Fastenal Co. ......................................... United States 545 34,913
Total Common Stocks (Cost $107,225,598) .....................................
174,834,111
Preferred Stocks 0.0%
†
Health Care Equipment & Supplies 0.0%
†
d
Sartorius AG, 0.12% ................................... Germany 129 87,179
Total Preferred Stocks (Cost $82,888) ..........................................
87,179
Total Long Term Investments (Cost $107,308,486) ...............................
174,921,290
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin DynaTech VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.6%
a a
Country Shares
a
Value
a
Money Market Funds 0.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,413,440 $ 1,413,440
Total Money Market Funds (Cost $1,413,440) ...................................
1,413,440
a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,337,150 1,337,150
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,337,150) ............................................................
1,337,150
Total Short Term Investments (Cost $2,750,590 ) .................................
2,750,590
a
Total Investments (Cost $110,059,076) 100.8% ..................................
$177,671,880
Other Assets, less Liabilities (0.8)% ...........................................
(1,372,843)
Net Assets 100.0% ...........................................................
$176,299,037
See Abbreviations on page FD- 26 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $3,981,317, representing 2.3% of net assets.
c
A portion or all of the security is on loan at December 31, 2021. See Note 1(c).
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
DynaTech VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $107,308,486
Cost - Non-controlled affiliates (Note 3e) ........................................................ 2,750,590
Value - Unaffiliated issuers (Includes securities loaned of $1,303,373) ................................. $174,921,290
Value - Non-controlled affiliates (Note 3e) ....................................................... 2,750,590
Foreign currency, at value (cost $866) ........................................................... 864
Receivables:
Capital shares sold ........................................................................ 315,419
Dividends ............................................................................... 16,720
Total assets .......................................................................... 178,004,883
Liabilities:
Payables:
Capital shares redeemed ................................................................... 86,183
Management fees ......................................................................... 166,886
Distribution fees .......................................................................... 40,793
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,337,150
Accrued expenses and other liabilities ........................................................... 74,834
Total liabilities ......................................................................... 1,705,846
Net assets, at value ................................................................. $176,299,037
Net assets consist of:
Paid-in capital ............................................................................. $51,259,215
Total distributable earnings (losses) ............................................................. 125,039,822
Net assets, at value ................................................................. $176,299,037
Franklin
DynaTech VIP
Fund
Class 2:
Net assets, at value ....................................................................... $139,784,346
Shares outstanding ........................................................................ 11,798,503
Net asset value and maximum offering price per share ............................................. $11.85
Class 4:
Net assets, at value ....................................................................... $36,514,691
Shares outstanding ........................................................................ 3,251,414
Net asset value and maximum offering price per share ............................................. $11.23

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $4,229)
Unaffiliated issuers ........................................................................ $423,235
Non-controlled affiliates (Note 3e) ............................................................. 211
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 12,017
Non-controlled affiliates (Note 3 e ) ............................................................. 73
Total investment income ................................................................... 435,536
Expenses:
Management fees (Note 3 a ) ................................................................... 1,204,619
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 338,832
    Class 4 ................................................................................ 134,290
Custodian fees (Note 4 ) ...................................................................... 874
Reports to shareholders fees .................................................................. 49,258
Professional fees ........................................................................... 88,775
Trustees' fees and expenses .................................................................. 2,619
Other .................................................................................... 10,732
Total expenses ......................................................................... 1,829,999
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (121,300)
Net expenses ......................................................................... 1,708,699
Net investment income (loss) ............................................................ (1,273,163)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 57,508,811
Foreign currency transactions ................................................................ (9,222)
Net realized gain (loss) .................................................................. 57,499,589
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (31,583,944)
Translation of other assets and liabilities denominated in foreign currencies .............................. (4)
Net change in unrealized appreciation (depreciation) ............................................ (31,583,948)
Net realized and unrealized gain (loss) ............................................................ 25,915,641
Net increase (decrease) in net assets resulting from operations .......................................... $24,642,478

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin DynaTech VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,273,163) $(528,553)
Net realized gain (loss) ................................................. 57,499,589 10,941,529
Net change in unrealized appreciation (depreciation) ........................... (31,583,948) 38,261,628
Net increase (decrease) in net assets resulting from operations ................ 24,642,478 48,674,604
Distributions to shareholders:
Class 2 ............................................................. (8,441,223) (6,270,140)
Class 4 ............................................................. (2,584,190) (2,134,830)
Total distributions to shareholders .......................................... (11,025,413) (8,404,970)
Capital share transactions: (Note 2 )
Class 2 ............................................................. 3,566,947 (2,125,752)
Class 4 ............................................................. (5,041,405) (3,712,359)
Total capital share transactions ............................................ (1,474,458) (5,838,111)
Net increase (decrease) in net assets ................................... 12,142,607 34,431,523
Net assets:
Beginning of year ....................................................... 164,156,430 129,724,907
End of year ........................................................... $176,299,037 $164,156,430

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements
Franklin DynaTech VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin DynaTech VIP Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class 2 and Class 4.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
Effective May 1, 2021, Franklin Flex Cap Growth VIP Fund
was renamed Franklin DynaTech VIP Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements

Annual Report
Franklin DynaTech VIP Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund Participates in an agency based securities lending
program to earn additional income. The Fund receives cash
collateral against the loaned securities in an amount equal
to at least 102% of the fair value of the loaned securities.
Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any
additional collateral required due to changes in security
values is delivered to the Fund on the next business day.
The collateral is deposited into a joint cash account with
other funds and is used to invest in a money market fund
managed by Franklin Advisers, Inc., an affiliate of the Fund.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations. The
Fund bears the market risk with respect to the collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements

Annual Report
Franklin DynaTech VIP Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 2,061,212 $24,333,567 4,213,499 $37,146,503
Shares issued in reinvestment of distributions .......... 761,157 8,441,223 752,718 6,270,140
Shares redeemed ............................... (2,541,054) (29,207,843) (5,601,791) (45,542,395)
Net increase (decrease) .......................... 281,315 $3,566,947 (635,574) $(2,125,752)
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements

Annual Report
Franklin DynaTech VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2021, the Fund pays an investment management fee to Advisers based on the average daily net assets of the
Fund as follows:
Prior to May 1, 2021, the Fund paid fees to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.691% of the Fund’s average daily net assets.
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 404,187 $4,478,776 656,101 $5,754,240
Shares issued in reinvestment of distributions .......... 245,645 2,584,190 268,870 2,134,830
Shares redeemed ............................... (1,094,541) (12,104,371) (1,349,107) (11,601,429)
Net increase (decrease) .......................... (444,709) $(5,041,405) (424,136) $(3,712,359)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.630% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.850% Over $250 million, up to and including $10 billion
0.800% Over $10 billion, up to and including $12.5 billion
0.775% Over $12.5 billion, up to and including $15 billion
0.750% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements

Annual Report
Franklin DynaTech VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net asset of Class 2 and Class 4, respectively.
The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 3,334,677 $ 41,485,202 $ (43,406,439) $ — $ — $ 1,413,440 1,413,440 $ 211
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $466,550 $22,435,641 $(21,565,041) $— $— $1,337,150 1,337,150 $73
Total Affiliated Securities ... $3,801,227 $63,920,843 $(64,971,480) $— $— $2,750,590 $284
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements

Annual Report
Franklin DynaTech VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers have contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.71% based on the average net assets of each class until April 30,
2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2021, there were no credits earned.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales (excluding short term securities) for the year ended December 31, 2021, aggregated $128,175,501 and
$140,094,615, respectively.
At December 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,337,150 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
2021 2020
Distributions paid from:
Long term capital gain ...................................................... $11,025,413 $8,404,970
Cost of investments .......................................................................... $110,384,199
Unrealized appreciation ........................................................................ $70,780,889
Unrealized depreciation ........................................................................ (3,493,208)
Net unrealized appreciation (depreciation) .......................................................... $67,287,681
Distributable earnings:
Undistributed long term capital gains .............................................................. $57,752,145
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements

Annual Report
Franklin DynaTech VIP Fund
(continued)
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements

Annual Report
Franklin DynaTech VIP Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 776,836 $ — $ — $ 776,836
Automobiles .......................... 4,986,492 — — 4,986,492
Banks ............................... 1,116,355 — — 1,116,355
Biotechnology ......................... 2,223,887 550,401 — 2,774,288
Capital Markets ........................ 4,402,227 — — 4,402,227
Chemicals ........................... — 281,201 — 281,201
Consumer Finance ..................... 74,820 — — 74,820
Electric Utilities ........................ 1,728,560 — — 1,728,560
Electronic Equipment, Instruments &
Components ........................ 2,182,188 777,929 — 2,960,117
Entertainment ......................... 5,317,085 — — 5,317,085
Equity Real Estate Investment Trusts (REITs) . 1,462,190 — — 1,462,190
Health Care Equipment & Supplies ......... 10,292,023 — — 10,292,023
Health Care Providers & Services .......... 1,163,458 — — 1,163,458
Health Care Technology ................. 2,776,370 — — 2,776,370
Hotels, Restaurants & Leisure ............. 1,462,430 — — 1,462,430
Industrial Conglomerates ................ 760,907 — — 760,907
Interactive Media & Services .............. 12,129,202 446,478 — 12,575,680
Internet & Direct Marketing Retail .......... 12,903,164 — — 12,903,164
IT Services ........................... 18,841,765 3,422,832 — 22,264,597
Life Sciences Tools & Services ............ 12,611,993 1,782,727 — 14,394,720
Media ............................... 498,468 — — 498,468
Personal Products ..................... 79,933 — — 79,933
Pharmaceuticals ....................... 2,532,643 — — 2,532,643
Professional Services ................... 490,144 — — 490,144
Semiconductors & Semiconductor Equipment . 21,664,710 — — 21,664,710
Software ............................. 43,306,454 — — 43,306,454
Technology Hardware, Storage & Peripherals . 1,753,326 — — 1,753,326
Trading Companies & Distributors .......... 34,913 — — 34,913
Preferred Stocks ........................ — 87,179 — 87,179
Short Term Investments ................... 2,750,590 — — 2,750,590
Total Investments in Securities ........... $170,323,133 $7,348,747
a
$— $177,671,880
a
Includes foreign securities valued at $7,348,747, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes To Financial Statements

Annual Report
Franklin DynaTech VIP Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
NYRS
New York Registry Shares

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin DynaTech VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
DynaTech VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Franklin DynaTech VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $11,025,413
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $335,843

Annual Report
Franklin Income VIP Fund
This annual report for Franklin Income VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
4
1-Year +16.59%
5-Year +7.34%
10-Year +7.27%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12–12/31/21)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
) and the Fund’s Blended Benchmark. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the
Fund Summaries.
**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.
***Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg U.S. High
Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index. Please see Index Descriptions following the Fund Summaries.

Annual Report
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg U.S. High
Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Income VIP Fund
Fund Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation. Under normal market
conditions, the Fund invests in a diversified portfolio of debt and equity securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. High-yield debt
securities are generally considered predominantly
speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because
they may be more highly leveraged, or because of other
considerations. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt
security prices rise when interest rates fall. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall, when dividend income from investments in stocks decline, or
when the Fund experiences defaults on debt securities it
holds. Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or
government specific issues, less favorable trading practices or regulation and greater price volatility. The Fund is actively managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
which tracks total U.S. equity market performance, posted a
+28.71% total return.
1
The Fund’s secondary benchmark, the
Blended Benchmark, posted a +11.45% total return.
2
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+28.71% total return for the 12 months ended December
31, 2021.
1
Stocks benefited from the continued economic
recovery, monetary and fiscal stimulus measures, rollout
of highly effective COVID-19 vaccines, implementation of
vaccination programs and easing pandemic restrictions.
As many businesses reopened, stimulus payments and
generally high household savings contributed to increased
consumer spending. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment, helping equities to reach new
all-time price highs late in the 12-month period.
Gross domestic product growth was robust during most
of the period, as the lifting of many COVID-19 restrictions
and strong consumer spending continued to support the
economy. Both exports and imports increased significantly in an environment of high business confidence and recovering
industrial production. The continued growth of the economy
led the U.S. to surpass its pre-pandemic output in 2021’s
second quarter.
Portfolio Composition
12/31/21
% of Total
Net Assets
Pharmaceuticals 9.7%
Health Care Providers & Services 8.7%
Oil, Gas & Consumable Fuels 8.2%
Electric Utilities 8.1%
Banks 7.3%
Semiconductors & Semiconductor Equipment 5.2%
Diversified Financial Services 4.2%
Multi-Utilities 4.0%
Media 3.4%
Diversified Telecommunication Services 3.2%
Capital Markets 2.9%
Biotechnology 2.6%
Automobiles 2.6%
Beverages 2.5%
Other* 25.4%
Short-Term Investments & Other Net Assets 2.0%

Franklin Income VIP Fund

Annual Report
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. U.S. consumer spending on goods remained
strong, adding to pressure on the prices of many products.
Consequently, the personal consumption expenditures
index, a measure of inflation, surged during the period,
representing the highest 12-month increase in decades. The
unemployment rate declined from 6.7% in December 2020
to 3.9% in December 2021 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
The U.S. bond market, as measured by the Bloomberg
U.S. Aggregate Bond Index, posted a -1.54% total return
for the 12 months ended December 31, 2021.
1
As the
U.S. economy continued to recover from the COVID-19
pandemic, investor appetite for risk increased and the search for yield intensified. Consequently, lower-rated bonds posted greater returns than higher-rated bonds. Shorter-term bonds
generally outperformed longer-term bonds, which tend to be
more sensitive to inflation.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25%. While the Fed also maintained
quantitative easing measures with U.S. Treasury and
mortgage bond purchasing, it began to reduce the rate of
purchases beginning in November 2021 and accelerated
the pace of tapering in December. The Fed also noted
that it expected easing supply constraints to help reduce
inflationary pressures and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
Investment Strategy
We search for undervalued or out-of-favor securities we
believe offer opportunities for income today and significant growth tomorrow. In analyzing corporate debt and equity
securities, we consider such factors as a security’s relative value based on anticipated cash flow, interest or dividend
coverage, asset coverage and earnings prospects; the
experience and strength of the company’s management;
the company’s changing financial condition and market
recognition of the change; the company’s sensitivity to
changes in interest rates and business conditions; and
the company’s debt maturity schedules and borrowing
requirements. When choosing investments for the Fund,
we apply a bottom-up, value oriented, long-term approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. We also
consider a company’s price/earnings ratio, profit margins and liquidation value, and we perform independent analysis of
the debt securities being considered for the Fund’s portfolio, rather than relying principally on the rating assigned by rating organizations.
Manager’s Discussion
During the 12-month period, the Fund demonstrated strong
performance across equity and fixed income. Increased
Fund exposure to the equity market helped drive strong
returns, while lower exposure to interest-rate sensitive fixed income securities led to strong performance from the Fund
relative to its blended benchmark.
Dividend stocks, particularly value-oriented sectors,
outperformed considerably during the first half of the period under review. The outperformance was more than offset
by the end of the period with growth-oriented companies
outperforming for the total period under review. The equity
component of the Fund’s blended benchmark increased with
the MSCI USA High Dividend Yield Index posting positive
returns for the 12-month period. The Fund’s equity positions outperformed the Fund’s blended benchmark. Corporate
credit spreads continued to narrow during the period as
economic reopening and the lingering positive effects of the record fiscal and monetary accommodation continued to
support markets. Offsetting narrowing credit spreads were
rising interest rates, which weighed on the more duration
sensitive portions of the Fund’s benchmark. Fixed income
returns for the Fund outperformed the Fund’s blended
benchmark. The Bloomberg U.S. Aggregate Bond Index
posted negative returns, while the Bloomberg U.S. High
Yield Very Liquid Index posted positive returns at period-end.
Equity
Equity holdings increased over the period. As an asset class, equities outperformed fixed income during the period. We
continued to selectively add to positions across the equity
markets during the period that included common stocks,
Top Five Equity Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Pfizer, Inc. 2.3%
Pharmaceuticals , United States
Southern Co. (The) 2.2%
Electric Utilities , United States
Dominion Energy, Inc. 2.0%
Multi-Utilities , United States
Merck & Co., Inc. 2.0%
Pharmaceuticals , United States
AbbVie, Inc. 1.9%
Biotechnology , United States

Franklin Income VIP Fund

Annual Report
convertible securities, and equity linked notes. All sectors were positive absolute contributors to Fund performance
during the period. Financials and energy holdings were
the largest positive absolute contributors during the period,
(large contributors relative to the Fund’s benchmark as well)
with the consumer discretionary, health care and information technology sectors providing notable positive absolute
contributions as well.
All the Fund’s common equity positions in the financials
sector were positive contributors during the period amid
rising interest rates. These positions included holdings of
Bank of America, JPMorgan Chase, Morgan Stanley and
MetLife. Other notable contributors included Barclays, Truist
Financial and U.S. Bancorp.
Energy peers Chevron and Exxon Mobil were notable
positive contributors during the period as a much better
macro supply and demand forecast for the industry led to
strong performance from depressed valuations.
Top performers in the Fund outside of financials and energy
were semiconductor peers Broadcom and Texas Instruments
within the information technology sector as well as Pfizer,
AbbVie and CVS Health in the health care sector.
Despite positive absolute contributions, equity holdings in
the consumer staples and consumer discretionary sectors
were modest detractors in the period relative to the Fund’s
benchmark.
At the individual security level, the only notable detractor from performance during the period came from a preferred
equity investment in Federal National Mortgage Association
(FNMA), which received an unfavorable Supreme Court
ruling related to the U.S. government conservatorship
actions since the global financial crisis. Additionally, the Fund saw small underperformance from communication services
company Verizon Communications.
Fixed income
Fixed income holdings posted positive returns during the
period with outperformance relative to the Fund’s blended
fixed income benchmark. As an asset class, fixed income
underperformed the equity asset class, which benefited the
Fund given our overweight allocation to equities relative
to the Fund’s blended benchmark. The Fund’s duration
positioning at the front end of the yield curve in the face
of rising interest rates during the period was a key source
driving the outperformance relative to the Fund’s benchmark.
Additionally, corporate credit spreads continued to narrow
during the period under review, which benefited the Fund’s
high-yield exposures in particular.
With the exception of minor negative performance from
the consumer staples sector, every corporate credit sector
generated positive absolute returns during the period under
review, with energy and health care leading the way in
terms of performance contribution relative to the Fund’s
blended benchmark. Our holdings in U.S. Treasuries and
agency mortgage-backed securities (MBS) were minor
absolute detractors during the period but these positions
were shorter in duration and much smaller in size relative to the benchmark, so these sectors were positive contributors
relative to the Fund’s blended benchmark.
Within energy, the largest contributor to performance was
high-yield oilfield service company Weatherford International.
Strong commodity price performance, increased demand
outlook, as well as strong business performance led to the
gains. Other notable energy contributors included Calumet
Specialty Products Partners and HighPoint Energy (not held
at period-end).
The other large sector contributor to fixed income
performance during the period came from debt securities in
the health care sector. High yield-rated hospital peers CHS/
Community Health Systems and Tenet Healthcare were
notable outperformers. The companies moved past COVID-
19-induced disruptions, and both were able to access the
capital markets during the period to reduce interest expense and improve the health of their balance sheets, which led to strong performance.
Agency MBS holdings were small absolute detractors during
the period, as described above. The other notable detractor
was Sinclair Broadcasting/Diamond Sports as the company
deals with renewing carriage contracts in their regional
sports broadcasting business. There were no other notable
detractors in the period under review.
Top Five Fixed Income Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
CHS/Community Health Systems, Inc. 4.1%
Health Care Providers & Services , United States
U.S. Treasury Notes 3.6%
Diversified Financial Services , United States
Tenet Healthcare Corp. 1.8%
Health Care Providers & Services , United States
DISH DBS Corp. 1.2%
Media , United States
Credit Suisse AG 1.2%
Capital Markets , Switzerland

Franklin Income VIP Fund

Annual Report
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions and/or to
initiate and add to positions which generated gains during
the period under review.
Thank you for your participation in Franklin Income VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Franklin Income VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses .
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $1,052.50 $4.28 $1,021.04 $4.21 0.83%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.65 $16.52 $15.26 $16.72 $15.87
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.59 0.75 0.71 0.69
Net realized and unrealized gains (losses) ........... 2.09 (0.54) 1.68 (1.35) 0.87
Total from investment operations .................... 2.62 0.05 2.43 (0.64) 1.56
Less distributions from:
Net investment income .......................... (0.80) (0.91) (0.91) (0.82) (0.71)
Net realized gains ............................. — (0.01) (0.26) — —
Total distributions ............................... (0.80) (0.92) (1.17) (0.82) (0.71)
Net asset value, end of year ....................... $17.47 $15.65 $16.52 $15.26 $16.72
Total return
c
................................... 17.00% 0.97% 16.42% (4.09)% 9.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.47% 0.47% 0.46% 0.47% 0.47%
Expenses net of waiver and payments by affiliates
d
...... 0.47%
e
0.46% 0.45% 0.45% 0.45%
Net investment income ........................... 3.20% 3.96% 4.38% 4.33% 4.22%
Supplemental data
Net assets, end of year (000’s) ..................... $243,732 $306,641 $309,330 $612,657 $735,149
Portfolio turnover rate ............................ 39.27% 45.93% 25.16% 43.22% 20.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.04 $15.91 $14.74 $16.17 $15.38
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.53 0.64 0.65 0.63
Net realized and unrealized gains (losses) ........... 2.02 (0.53) 1.66 (1.30) 0.83
Total from investment operations .................... 2.49 — 2.30 (0.65) 1.46
Less distributions from:
Net investment income .......................... (0.77) (0.86) (0.87) (0.78) (0.67)
Net realized gains ............................. — (0.01) (0.26) — —
Total distributions ............................... (0.77) (0.87) (1.13) (0.78) (0.67)
Net asset value, end of year ....................... $16.76 $15.04 $15.91 $14.74 $16.17
Total return
c
................................... 16.75% 0.69% 16.06% (4.30)% 9.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.72% 0.71% 0.72% 0.72%
Expenses net of waiver and payments by affiliates
d
...... 0.72%
e
0.71% 0.70% 0.70% 0.70%
Net investment income ........................... 2.95% 3.73% 4.13% 4.08% 3.97%
Supplemental data
Net assets, end of year (000’s) ..................... $3,026,228 $3,852,709 $4,318,156 $4,086,652 $5,041,498
Portfolio turnover rate ............................ 39.27% 45.93% 25.16% 43.22% 20.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.45 $16.32 $15.08 $16.53 $15.71
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.53 0.64 0.64 0.62
Net realized and unrealized gains (losses) ........... 2.07 (0.54) 1.71 (1.33) 0.85
Total from investment operations .................... 2.53 (0.01) 2.35 (0.69) 1.47
Less distributions from:
Net investment income .......................... (0.75) (0.85) (0.85) (0.76) (0.65)
Net realized gains ............................. — (0.01) (0.26) — —
Total distributions ............................... (0.75) (0.86) (1.11) (0.76) (0.65)
Net asset value, end of year ....................... $17.23 $15.45 $16.32 $15.08 $16.53
Total return
c
................................... 16.59% 0.58% 16.05% (4.42)% 9.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.82% 0.81% 0.82% 0.82%
Expenses net of waiver and payments by affiliates
d
...... 0.82%
e
0.81% 0.80% 0.80% 0.80%
Net investment income ........................... 2.82% 3.62% 4.03% 3.98% 3.87%
Supplemental data
Net assets, end of year (000’s) ..................... $333,522 $302,474 $323,582 $294,700 $335,217
Portfolio turnover rate ............................ 39.27% 45.93% 25.16% 43.22% 20.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin Income VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 46.4%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ................................. United States 100,000 $ 35,541,000
Raytheon Technologies Corp. ............................ United States 225,000 19,363,500
54,904,500
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 157,700 33,801,418
Banks 3.8%
Bank of America Corp. ................................. United States 500,000 22,245,000
Barclays plc ......................................... United Kingdom 5,500,000 13,998,565
Citigroup, Inc. ........................................ United States 250,000 15,097,500
JPMorgan Chase & Co. ................................. United States 250,000 39,587,500
Truist Financial Corp. .................................. United States 495,000 28,982,250
US Bancorp ......................................... United States 325,000 18,255,250
138,166,065
Beverages 2.5%
Coca-Cola Co. (The) ................................... United States 775,000 45,887,750
PepsiCo, Inc. ........................................ United States 260,000 45,164,600
91,052,350
Biotechnology 2.3%
AbbVie, Inc. ......................................... United States 500,000 67,700,000
Amgen, Inc. ......................................... United States 70,000 15,747,900
83,447,900
Capital Markets 0.7%
Morgan Stanley ....................................... United States 266,500 26,159,640
Chemicals 0.7%
Air Products and Chemicals, Inc. .......................... United States 35,000 10,649,100
BASF SE ........................................... Germany 225,000 15,779,226
26,428,326
Diversified Telecommunication Services 2.4%
BCE, Inc. ........................................... Canada 466,000 24,252,637
Verizon Communications, Inc. ............................ United States 1,225,000 63,651,000
87,903,637
Electric Utilities 6.2%
American Electric Power Co., Inc. ......................... United States 350,000 31,139,500
Duke Energy Corp. .................................... United States 520,000 54,548,000
Edison International ................................... United States 770,000 52,552,500
Exelon Corp. ......................................... United States 300,000 17,328,000
Southern Co. (The) .................................... United States 900,000 61,722,000
Xcel Energy, Inc. ...................................... United States 67,500 4,569,750
221,859,750
Energy Equipment & Services 0.4%
a
Weatherford International plc ............................. United States 500,000 13,860,000
Health Care Equipment & Supplies 0.3%
Medtronic plc ........................................ United States 100,000 10,345,000
Health Care Providers & Services 0.2%
a
CHS/Community Health Systems, Inc. ...................... United States 500,000 6,655,000
Household Products 1.3%
Procter & Gamble Co. (The) ............................. United States 275,000 44,984,500

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.9%
Honeywell International, Inc. ............................. United States 150,000 $ 31,276,500
Insurance 0.5%
MetLife, Inc. ......................................... United States 300,000 18,747,000
IT Services 0.8%
International Business Machines Corp. ..................... United States 199,679 26,689,095
a
Kyndryl Holdings, Inc. .................................. United States 39,935 722,824
27,411,919
Machinery 0.6%
Cummins, Inc. ........................................ United States 100,000 21,814,000
Media 0.3%
Comcast Corp., A ..................................... United States 200,000 10,066,000
Metals & Mining 0.3%
b
Rio Tinto plc, ADR ..................................... Australia 150,000 10,041,000
Multi-Utilities 2.9%
Dominion Energy, Inc. .................................. United States 706,638 55,513,481
DTE Energy Co. ...................................... United States 100,000 11,954,000
Sempra Energy ....................................... United States 273,060 36,120,377
103,587,858
Oil, Gas & Consumable Fuels 5.3%
BP plc, ADR ......................................... United Kingdom 550,000 14,646,500
Chevron Corp. ....................................... United States 500,000 58,675,000
Civitas Resources, Inc. ................................. United States 85,000 4,162,450
Exxon Mobil Corp. ..................................... United States 1,100,000 67,309,000
Royal Dutch Shell plc, ADR, A ............................ Netherlands 450,000 19,530,000
b
TotalEnergies SE, ADR ................................. France 550,000 27,203,000
191,525,950
Personal Products 0.5%
Unilever plc .......................................... United Kingdom 300,000 16,080,863
Pharmaceuticals 7.3%
AstraZeneca plc, ADR .................................. United Kingdom 300,000 17,475,000
Bristol-Myers Squibb Co. ................................ United States 750,000 46,762,500
Johnson & Johnson ................................... United States 250,000 42,767,500
Merck & Co., Inc. ..................................... United States 950,000 72,808,000
Pfizer, Inc. ........................................... United States 1,398,200 82,563,710
262,376,710
Road & Rail 0.7%
Union Pacific Corp. .................................... United States 106,500 26,830,545
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc. ................................... United States 100,000 17,577,000
Intel Corp. ........................................... United States 806,856 41,553,083
59,130,083
Specialty Retail 0.4%
Home Depot, Inc. (The) ................................. United States 32,000 13,280,320
Tobacco 1.1%
Philip Morris International, Inc. ........................... United States 427,900 40,650,500
Total Common Stocks (Cost $1,180,298,970) ....................................
1,672,387,334

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities 16.5%
Automobiles 2.1%
d
Citigroup Global Markets Holdings, Inc. into Ford Motor Co., 144A,
12.5%, 1/12/23 ..................................... United States 877,000 $ 17,940,589
d
National Bank of Canada into General Motors Co., 144A, 10%,
1/26/22 ........................................... United States 1,123,500 58,570,525
76,511,114
Banks 2.2%
d
Citigroup Global Markets Holdings, Inc. into JPMorgan Chase & Co.,
144A, 8%, 8/15/22 ................................... United States 232,000 36,052,633
d
Credit Suisse AG into Bank of America Corp., 144A, 7.5%, 7/19/22 United States 1,015,000 43,252,997
79,305,630
Capital Markets 0.5%
d
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 200,000 17,047,128
Chemicals 0.9%
d
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 106,000 31,644,040
Energy Equipment & Services 0.8%
d
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 900,000 26,896,737
Health Care Providers & Services 1.7%
d
J.P. Morgan Structured Products BV into CVS Health Corp., 144A,
Reg S, 8.5%, 1/25/22 ................................. United States 451,000 36,823,367
d
Royal Bank of Canada into CVS Health Corp., 144A, 8%, 12/16/22 United States 250,000 24,213,362
61,036,729
Insurance 0.8%
d
BNP Paribas Issuance BV into MetLife, Inc., 144A, 8.5%, 8/23/22 . United States 450,000 28,246,243
Internet & Direct Marketing Retail 1.1%
d
Merrill Lynch International & Co. CV into Amazon.com, Inc., 144A,
8.5%, 1/11/23 ....................................... United States 11,700 39,393,647
Media 0.7%
d
Morgan Stanley Finance II Ltd. into Comcast Corp., 144A, 6%,
7/19/22 ........................................... United States 485,000 25,079,277
Metals & Mining 1.1%
d
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. Canada 1,000,000 19,340,689
d
National Bank of Canada into Rio Tinto plc, 144A, 12.5%, 7/28/22 . Australia 260,000 18,425,300
37,765,989
Oil, Gas & Consumable Fuels 1.2%
d
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 400,000 43,744,049
Road & Rail 0.2%
d
Goldman Sachs International Bank into Union Pacific Corp., 144A,
8%, 2/09/22 ........................................ United States 33,000 7,954,819
Semiconductors & Semiconductor Equipment 2.6%
d
Citigroup Global Markets Holdings, Inc. into Texas Instruments, Inc.,
144A, 8.5%, 1/27/22 ................................. United States 234,000 43,200,432
d
Credit Suisse AG into Intel Corp., 144A, 9%, 7/19/22 ........... United States 384,590 20,537,789
d
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 8.5%, 12/14/22 ................................. United States 130,000 24,964,528
d
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 40,000 6,472,838
95,175,587

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities
(continued)
Software 0.6%
d
Societe Generale SA into Workday, Inc., 144A, 8%, 9/02/22 ...... United States 90,600 $ 23,021,165
Total Equity-Linked Securities (Cost $562,097,503) ..............................
592,822,154
Convertible Preferred Stocks 4.3%
Capital Markets 0.2%
b
KKR & Co., Inc., 6%, C ................................. United States 85,000 7,917,750
Electric Utilities 1.9%
American Electric Power Co., Inc., 6.125% .................. United States 300,000 15,036,000
NextEra Energy, Inc., 5.279% ............................ United States 400,000 23,016,000
NextEra Energy, Inc., 6.219% ............................ United States 230,200 13,330,882
Southern Co. (The), 6.75%, 2019 ......................... United States 350,000 18,812,500
70,195,382
Multi-Utilities 1.1%
Dominion Energy, Inc., 7.25%, A .......................... United States 175,000 17,612,000
DTE Energy Co., 6.25% ................................ United States 400,000 20,536,000
38,148,000
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc., 8%, A .................................. United States 17,000 35,281,630
Thrifts & Mortgage Finance 0.1%
a
FNMA, 5.375% ....................................... United States 475 4,868,750
a
Total Convertible Preferred Stocks (Cost $155,006,650) ..........................
156,411,512
Principal
Amount
*
Convertible Bonds 0.2%
Hotels, Restaurants & Leisure 0.1%
d
DraftKings , Inc. , Senior Note , 144A, Zero Cpn ., 3/15/28 ......... United States 2,500,000 1,895,000
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 4,555,000 4,378,494
Total Convertible Bonds (Cost $6,167,849) .....................................
6,273,494
Corporate Bonds 25.2%
Aerospace & Defense 0.2%
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 7,500,000 8,138,903
Automobiles 0.5%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 7,000,000 7,644,455
General Motors Co. , Senior Bond , 5.15% , 4/01/38 .............
United States 7,500,000 9,055,871
16,700,326
Banks 1.3%
Bank of America Corp. ,
e
AA, Junior Sub. Bond, 6.1% to 3/17/25, FRN thereafter, Perpetual United States 8,000,000 8,675,560
e
X, Junior Sub. Bond, 6.25% to 9/05/24, FRN thereafter, Perpetual United States 6,000,000 6,461,250
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 5,000,000 5,341,728
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 12,500,000 13,730,196
e
JPMorgan Chase & Co. ,
f
I, Junior Sub. Bond, FRN, 3.599%, (3-month USD LIBOR +
3.47%), Perpetual ................................... United States 10,559,000 10,611,869
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 3,200,000 3,340,400
48,161,003

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 $ 11,184,698
Capital Markets 0.3%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/29/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 9,449,042
Chemicals 0.6%
d
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 10,197,900
d
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 9,364,050
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 3,000,000 2,884,695
22,446,645
Communications Equipment 0.4%
d
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 12,500,000 12,513,937
Consumer Finance 0.8%
Capital One Financial Corp. , Sub. Note , 4.2% , 10/29/25 ........
United States 8,000,000 8,722,115
Ford Motor Credit Co. LLC , Senior Note , 5.125% , 6/16/25 .......
United States 20,000,000 21,776,000
30,498,115
Containers & Packaging 0.6%
d
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 11,500,000 11,541,975
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 10,000,000 10,104,700
21,646,675
Diversified Financial Services 0.6%
d
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 18,000,000 17,145,270
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 5,000,000 5,076,325
22,221,595
Diversified Telecommunication Services 0.8%
d
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 11,500,000 11,347,108
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ...................
United States 12,000,000 13,101,370
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.5% , 5/01/26 ................................. United States 5,002,000 5,159,050
29,607,528
Energy Equipment & Services 0.5%
d
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 3,013,000 3,106,524
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,500,000 15,077,172
18,183,696
Entertainment 0.7%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 25,117,950
Health Care Equipment & Supplies 0.3%
d
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 10,000,000 10,157,200
Health Care Providers & Services 6.8%
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 70,000,000 71,419,600
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 33,500,000 33,192,973
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 10,000,000 9,814,150
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 10,000,000 10,361,350
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 12,500,000 13,154,250
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 10,813,900

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 $ 8,984,808
Senior Note, 4.1%, 3/25/25 ............................ United States 1,225,000 1,321,295
HCA, Inc. ,
Senior Bond, 5.875%, 5/01/23 .......................... United States 7,500,000 7,950,113
Senior Secured Note, 5%, 3/15/24 ....................... United States 10,400,000 11,189,060
Tenet Healthcare Corp. ,
d
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 30,054,296
Senior Note, 6.75%, 6/15/23 ........................... United States 24,000,000 25,679,040
d
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 9,524,295
243,459,130
Hotels, Restaurants & Leisure 1.5%
d
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 18,000,000 18,916,200
d
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 16,000,000 16,020,800
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 13,200,000 13,613,820
Senior Note , 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 6,140,670
54,691,490
Independent Power and Renewable Electricity Producers 0.3%
d,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/15/26, FRN
thereafter , Perpetual ................................. United States 9,500,000 9,638,652
Media 2.3%
d
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ......... United States 10,000,000 10,349,400
d
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 15,000,000 7,517,250
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 5,000,000 5,126,000
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 .......................... United States 14,000,000 14,245,350
Senior Note, 5%, 3/15/23 ............................. United States 11,000,000 11,287,540
Senior Note, 5.875%, 11/15/24 ......................... United States 10,000,000 10,285,600
d
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 6,500,000 6,614,790
d
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 7,220,289
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 9,167,378
81,813,597
Metals & Mining 0.1%
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,299,600
Oil, Gas & Consumable Fuels 1.4%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.75%, 4/15/23 ........................... United States 6,000,000 5,983,740
d
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 16,196,850
d
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,633,166
Civitas Resources, Inc. , Senior Note , 7.5% , 4/30/26 ...........
United States 6,877,144 6,947,875
Occidental Petroleum Corp. ,
Senior Note, 8%, 7/15/25 ............................. United States 5,000,000 5,842,500
Senior Note , 6.625%, 9/01/30 .......................... United States 6,000,000 7,435,080
d
PBF Holding Co. LLC / PBF Finance Corp. , Senior Secured Note ,
144A, 9.25% , 5/15/25 ................................. United States 3,623,000 3,450,382
51,489,593

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 2.4%
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 7,666,000 $ 7,818,055
Senior Note, 144A, 9%, 12/15/25 ....................... United States 5,000,000 5,272,400
Senior Note, 144A, 5%, 2/15/29 ........................ United States 5,000,000 4,420,325
Senior Note, 144A, 6.25%, 2/15/29 ...................... United States 3,921,000 3,732,322
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 11,000,000 11,192,665
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 4,500,000 4,598,145
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 11,908,184
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 8,000,000 8,768,222
d
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Senior Note, 144A, 6%, 6/30/28 ........................ United States 7,094,000 5,295,884
Senior Secured Note, 144A, 5.875%, 10/15/24 ............. United States 4,500,000 4,434,570
d
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 8,626,491
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 10,792,902
86,860,165
Road & Rail 0.1%
d
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,802,456
Tobacco 0.6%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 20,000,000 20,991,682
Trading Companies & Distributors 0.7%
United Rentals North America, Inc. , Senior Bond , 4.875% , 1/15/28
United States 11,300,000 11,894,380
d
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,857,850
26,752,230
Wireless Telecommunication Services 1.1%
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........
United States 6,300,000 6,565,230
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 13,784,062
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 9,216,144
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 9,013,988
38,579,424
Total Corporate Bonds (Cost $858,730,050) .....................................
910,405,332
Units
a
g
Index-Linked Notes 1.2%
Capital Markets 1.2%
d,h
Credit Suisse AG, Senior Note, 144A, 15.194%, 9/06/22 ........ Switzerland 10,332 42,109,874
Total Index-Linked Notes (Cost $34,999,753) ....................................
42,109,874
Principal
Amount
*
U.S. Government and Agency Securities 3.6%
U.S. Treasury Notes ,
2.75%, 5/31/23 ..................................... United States 50,000,000 51,548,828
0.375%, 9/15/24 ..................................... United States 40,000,000 39,439,063
0.5%, 3/31/25 ...................................... United States 15,000,000 14,753,320
0.75%, 5/31/26 ..................................... United States 25,000,000 24,488,281
Total U.S. Government and Agency Securities (Cost $129,388,346) ................
130,229,492

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities 0.3%
Airlines 0.3%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 .
United States 9,033,000 $ 9,911,591
Total Asset-Backed Securities (Cost $9,033,000) ................................
9,911,591
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 2,032,417 2,200,162
Total Mortgage-Backed Securities (Cost $2,153,092) .............................
2,200,162
Shares
Escrows and Litigation Trusts 0.3%
d
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 9,500,000 10,175,735
Total Escrows and Litigation Trusts (Cost $9,500,000) ...........................
10,175,735
Total Long Term Investments (Cost $2,947,375,213) .............................
3,532,926,680
a
Short Term Investments 2.3%
a a
Country Shares
a
Value
a
Money Market Funds 1.6%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 56,779,626 56,779,626
Total Money Market Funds (Cost $56,779,626) ..................................
56,779,626
k
Investments from Cash Collateral Received for
Loaned Securities 0.7%
a a a a a
Money Market Funds 0.6%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 20,527,000 20,527,000
Principal
Amount
*
Repurchase Agreements 0.1%
l
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 1/03/22
(Maturity Value $5,132,440)
Collateralized by U.S. Treasury Bond, Index-Linked, 2%, 1/15/26;
U.S. Treasury Bond, Strip, 11/15/22; U.S. Treasury Bonds, 6.5%
- 7.5%, 8/15/22 - 11/15/26; U.S. Treasury Notes, Index-Linked,
0.625%, 1/15/24 - 1/15/26; and U.S. Treasury Notes, 0.125% -
2.75%, 7/31/22 - 11/15/26 (valued at $5,235,068) ............ 5,132,419 5,132,419
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $25,659,419) ...........................................................
25,659,419
Total Short Term Investments (Cost $82,439,045 ) ................................
82,439,045
a
Total Investments (Cost $3,029,814,258) 100.3% ................................
$3,615,365,725
Other Assets, less Liabilities (0.3)% ...........................................
(11,884,010)
Net Assets 100.0% ...........................................................
$3,603,481,715

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

See A bbreviations on page FI- 33 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2021. See Note 1(g).
c
See Note 1(f) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $1,186,878,077, representing 32.9% of net assets.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
See Note 1(e) regarding index-linked notes.
h
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(g) regarding securities on loan.
l
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,947,375,213
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 77,306,626
Cost - Unaffiliated repurchase agreements ...................................................... 5,132,419
Value - Unaffiliated issuers (Includes securities loaned of $33,705,900) ................................. $3,532,926,680
Value - Non-controlled affiliates (Not e 3e) ....................................................... 77,306,626
Value - Unaffiliated repurchase agreements ...................................................... 5,132,419
Cash .................................................................................... 594,018
Receivables:
Investment securities sold ................................................................... 198,995
Capital shares sold ........................................................................ 1,600,169
Dividends and interest ..................................................................... 16,498,536
European Union tax reclaims (Not e 1h) ......................................................... 1,712,110
Total assets .......................................................................... 3,635,969,553
Liabilities:
Payables:
Capital shares redeemed ................................................................... 4,086,377
Management fees ......................................................................... 1,375,931
Distribution fees .......................................................................... 732,079
Payable upon return of securities loaned (Not e 1g) .................................................. 25,659,419
Accrued expenses and other liabilities ........................................................... 634,032
Total liabilities ......................................................................... 32,487,838
Net assets, at value ................................................................. $3,603,481,715
Net assets consist of:
Paid-in capital ............................................................................. $2,811,067,683
Total distributable earnings (losses) ............................................................. 792,414,032
Net assets, at value ................................................................. $3,603,481,715
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $243,731,549
Shares outstanding ........................................................................ 13,950,914
Net asset value and maximum offering price per share ............................................. $17.47
Class 2:
Net assets, at value ....................................................................... $3,026,227,697
Shares outstanding ........................................................................ 180,561,692
Net asset value and maximum offering price per share ............................................. $16.76
Class 4:
Net assets, at value ....................................................................... $333,522,469
Shares outstanding ........................................................................ 19,355,311
Net asset value and maximum offering price per share ............................................. $17.23

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $670,898)
Unaffiliated issuers ........................................................................ $80,850,385
Non-controlled affiliates (Not e 3e) ............................................................. 6,332
Interest:
Unaffiliated issuers ........................................................................ 67,579,930
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 82,349
Non-controlled affiliates (Not e 3e) ............................................................. 764
Other income (Not e 1h) ...................................................................... 22,370
Total investment income ................................................................... 148,542,130
Expenses:
Management fees (Not e 3a) ................................................................... 18,488,521
Distribution fees: (Note 3c)
    Class 2 ................................................................................ 8,628,493
    Class 4 ................................................................................ 1,119,958
Custodian fees (Not e 4) ...................................................................... 32,419
Reports to shareholders fees .................................................................. 390,686
Professional fees ........................................................................... 107,667
Trustees' fees and expenses .................................................................. 37,655
Other .................................................................................... 126,052
Total expenses ......................................................................... 28,931,451
Expense reductions (Not e 4) ............................................................... (109)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (64,314)
Net expenses ......................................................................... 28,867,028
Net investment income ................................................................ 119,675,102
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 509,595,098
Written options ........................................................................... 4,083,478
Foreign currency transactions ................................................................ (10,359)
Net realized gain (loss) .................................................................. 513,668,217
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,370,597
Translation of other assets and liabilities denominated in foreign currencies .............................. (155,750)
Net change in unrealized appreciation (depreciation) ............................................ 10,214,847
Net realized and unrealized gain (loss) ............................................................ 523,883,064
Net increase (decrease) in net assets resulting from operations .......................................... $643,558,166

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $119,675,102 $160,490,300
Net realized gain (loss) ................................................. 513,668,217 (366,440,390)
Net change in unrealized appreciation (depreciation) ........................... 10,214,847 189,780,651
Net increase (decrease) in net assets resulting from operations ................ 643,558,166 (16,169,439)
Distributions to shareholders:
Class 1 ............................................................. (16,108,181) (16,535,949)
Class 2 ............................................................. (184,021,190) (219,850,517)
Class 4 ............................................................. (14,055,725) (16,548,919)
Total distributions to shareholders .......................................... (214,185,096) (252,935,385)
Capital share transactions: (Note 2)
Class 1 ............................................................. (92,365,384) 11,863,357
Class 2 ............................................................. (1,191,742,494) (227,620,547)
Class 4 ............................................................. (3,607,701) (4,380,893)
Total capital share transactions ............................................ (1,287,715,579) (220,138,083)
Net increase (decrease) in net assets ................................... (858,342,509) (489,242,907)
Net assets:
Beginning of year ....................................................... 4,461,824,224 4,951,067,131
End of year ........................................................... $3,603,481,715 $4,461,824,224

Franklin Templeton Variable Insurance Products Trust

Annual Report
Notes to Financial Statements
Franklin Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Income VIP Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on December 31, 2021.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund purchased or wrote exchange traded option
contracts primarily to gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
e. Index-Linked Notes
The Fund invests in index-linked notes. Index-linked notes
are senior, unsecured, subordinated debt securities issued
by a financial institution, and the value is based on the price movements of the underlying index. Index-linked notes
are designed to provide investors access to the returns of
various market benchmarks and intended to replicate the
economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Fund.
f. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
g. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
Inc., an affiliate of the Fund, and/or a joint repurchase
agreement. Additionally, at December 31, 2021, the Fund
held $8,984,019 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 2,421,558 $40,162,495 2,306,541 $33,745,188
Shares issued in reinvestment of distributions .......... 964,562 16,108,181 1,187,928 16,535,949
Shares redeemed ............................... (9,030,990) (148,636,060) (2,618,645) (38,417,780)
Net increase (decrease) .......................... (5,644,870) $(92,365,384) 875,824 $11,863,357
Class 2 Shares:
Shares sold ................................... 8,261,102 $133,024,654 18,351,749 $260,263,939
Shares issued in reinvestment of distributions .......... 11,472,643 184,021,190 16,406,755 219,850,517
Shares redeemed ............................... (95,307,859) (1,508,788,338) (49,970,834) (707,735,003)
Net increase (decrease) .......................... (75,574,114) $(1,191,742,494) (15,212,330) $(227,620,547)
Class 4 Shares:
Shares sold ................................... 2,779,479 $45,895,938 2,068,153 $30,108,099
Shares issued in reinvestment of distributions .......... 851,346 14,055,725 1,201,809 16,548,919
Shares redeemed ............................... (3,856,387) (63,559,364) (3,520,562) (51,037,911)
Net increase (decrease) .......................... (225,562) $(3,607,701) (250,600) $(4,380,893)
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.456% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment Manager
Franklin Templeton Services, LLC (FT Services) Administrative Manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subsidiary Affiliation
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
f. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended December 31, 2021, these purchase and sale transactions aggregated $0 and $169,315,086, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
During the year ended December 31, 2021 the Fund utilized $404,664,856 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 129,156,296 $ 1,810,221,028 $ (1,882,597,698) $ — $ — $ 56,779,626 56,779,626 $ 6,332
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $8,117,000 $339,838,000 $(327,428,000) $— $— $20,527,000 20,527,000 $764
Total Affiliated Securities ... $137,273,296 $2,150,059,028 $(2,210,025,698) $— $— $77,306,626 $7,096
2021 2020
Distributions paid from:
Ordinary income .......................................................... $214,185,096 $249,422,628
Long term capital gain ...................................................... — 3,512,757
$214,185,096 $252,935,385
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, equity-linked securities and convertible securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$1,542,532,073 and $2,801,183,491, respectively.
At December 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$25,659,419 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk
At December 31, 2021, the Fund had 20.5% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $3,037,250,556
Unrealized appreciation ........................................................................ $647,653,442
Unrealized depreciation ........................................................................ (69,538,273)
Net unrealized appreciation (depreciation) .......................................................... $578,115,169
Distributable earnings:
Undistributed ordinary income ................................................................... $212,550,703
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
9. Other Derivative Information
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of options represented 340,769 shares.
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $4,083,478 Written options $–
Total ....................... $4,083,478 $–

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Aerospace & Defense ................... $ 54,904,500 $ — $ — $ 54,904,500
Air Freight & Logistics ................... 33,801,418 — — 33,801,418
Banks ............................... 124,167,500 13,998,565 — 138,166,065
Beverages ........................... 91,052,350 — — 91,052,350
Biotechnology ......................... 83,447,900 — — 83,447,900
Capital Markets ........................ 26,159,640 — — 26,159,640
Chemicals ........................... 10,649,100 15,779,226 — 26,428,326
Diversified Telecommunication Services ..... 87,903,637 — — 87,903,637
Electric Utilities ........................ 221,859,750 — — 221,859,750
Energy Equipment & Services ............. 13,860,000 — — 13,860,000
Health Care Equipment & Supplies ......... 10,345,000 — — 10,345,000
Health Care Providers & Services .......... 6,655,000 — — 6,655,000
Household Products .................... 44,984,500 — — 44,984,500
Industrial Conglomerates ................ 31,276,500 — — 31,276,500
Insurance ............................ 18,747,000 — — 18,747,000
IT Services ........................... 27,411,919 — — 27,411,919
Machinery ............................ 21,814,000 — — 21,814,000
Media ............................... 10,066,000 — — 10,066,000
Metals & Mining ....................... 10,041,000 — — 10,041,000
Multi-Utilities .......................... 103,587,858 — — 103,587,858
Oil, Gas & Consumable Fuels ............. 191,525,950 — — 191,525,950
Personal Products ..................... — 16,080,863 — 16,080,863
Pharmaceuticals ....................... 262,376,710 — — 262,376,710
Road & Rail .......................... 26,830,545 — — 26,830,545
Semiconductors & Semiconductor Equipment . 59,130,083 — — 59,130,083
Specialty Retail ........................ 13,280,320 — — 13,280,320
Tobacco ............................. 40,650,500 — — 40,650,500
Equity-Linked Securities ................... — 592,822,154 — 592,822,154
Convertible Preferred Stocks:
Capital Markets ........................ 7,917,750 — — 7,917,750
Electric Utilities ........................ 70,195,382 — — 70,195,382
Multi-Utilities .......................... 38,148,000 — — 38,148,000
Semiconductors & Semiconductor Equipment . 35,281,630 — — 35,281,630
Thrifts & Mortgage Finance ............... — 4,868,750 — 4,868,750
Convertible Bonds ....................... — 6,273,494 — 6,273,494
Corporate Bonds ........................ — 910,405,332 — 910,405,332
Index-Linked Notes ...................... — 42,109,874 — 42,109,874
U.S. Government and Agency Securities ....... — 130,229,492 — 130,229,492
Asset-Backed Securities .................. — 9,911,591 — 9,911,591
Mortgage-Backed Securities ................ — 2,200,162 — 2,200,162
Escrows and Litigation Trusts ............... — 10,175,735 — 10,175,735
Short Term Investments ................... 77,306,626 5,132,419 — 82,439,045
Total Investments in Securities ........... $1,855,378,068 $1,759,987,657
a
$— $3,615,365,725
a
Includes foreign securities valued at $45,858,654, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Income VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Franklin Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $61,626,894
Interest Earned from Federal Obligations Note (1) $2,043,934

MGD-1
Annual Report
Franklin Mutual Global Discovery VIP Fund
This annual report for Franklin Mutual Global Discovery VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
4
1-Year +18.98%
5-Year +6.32%
10-Year +8.37%

MGD-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/21 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the MSCI
World Value Index-NR (USD). One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Please see Important Notes to Performance Information preceding the Fund Summaries.
*Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

MGD-3
Annual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Mutual Global Discovery VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available
at market prices less than their intrinsic value. The equity securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest substantially and potentially up to
100% of its assets in foreign securities, which may include
sovereign debt and participations in foreign government
debt.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Value
securities may not increase in price as anticipated, and may even decline further in value. Investing in foreign securities typically involve more risks than investing in U.S. securities, and includes risks associated with internal and external
political and economic developments, trading practices,
availability of information, limited markets, and currency
exchange fluctuations and policies. Because the Fund may
invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or
the surrounding regions than a fund that is more broadly
diversified geographically. Securities issued by small and
mid-capitalization companies may be more volatile in price
than those of larger companies and may involve additional
risks. Derivatives involve costs and can create economic
leverage in the Fund’s portfolio which may result in
significant volatility and cause the Fund to participate in
losses (as well as gains) in an amount that significantly
exceeds the Fund’s initial investment. A merger or other
restructuring, or a tender or exchange offer, proposed or
pending at the time the Fund invests in merger arbitrage
securities may not be completed on the terms or within the
time frame contemplated, which may result in losses to the
Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies. To the extent that the
Fund focuses on particular countries, regions, industries,
sectors or types of investment from time to time, the Fund
may be subject to greater risks of adverse developments in
such areas of focus than a fund that invests in a wider
variety of countries, regions, industries, sectors or
investments. The Fund is actively managed but there is no
guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the MSCI World Value Index-NR (USD), posted
a +21.94% total return for the period under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +18.54% total return for the 12 months ended
December 31, 2021.
1
Global equities benefited from
monetary and fiscal stimulus measures, easing COVID-19
pandemic restrictions in certain regions and the development of treatments and vaccines. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
Geographic Composition
12/31/21
% of Total
Net Assets
United States 41.8%
France 11.2%
United Kingdom 11.0%
Germany 8.7%
Netherlands 6.0%
Switzerland 5.2%
Japan 3.3%
Israel 2.2%
Canada 1.8%
South Korea 1.5%
China 1.3%
Other 1.0%
Short-Term Investments & Other Net Assets 5.0%

Franklin Mutual Global Discovery VIP Fund
MGD-4
Annual Report
variants and higher inflation in an environment of persistent supply-chain disruptions hindered global equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities,
as measured by the MSCI Europe Index-NR (USD), to post
a +16.30% total return for the 12 months under review.
1
However, in November 2021, the annual inflation rate in the
eurozone reached the highest level since the introduction of the euro, and the prospect of energy shortages during the
winter months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a -2.49% total return for the 12-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s quarter-over-quarter GDP contracted in
2021’s third quarter. China’s economic recovery continued,
although the country’s quarter-over-quarter GDP growth in
2021’s first three quarters was slower than in 2020’s second half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
At Franklin Mutual Advisors, we are committed to our
distinctive value approach to investing. Our major
investment strategy is investing in undervalued stocks.
When selecting undervalued equities, we are attracted to
what we believe are fundamentally strong companies with
healthy balance sheets, high-quality assets, substantial
free cash flow and shareholder-oriented management
teams and whose stocks are trading at discounts to our
assessment of the companies’ intrinsic or business value.
We also look for asset-rich companies whose shares may
be trading at depressed levels due to concerns over short-
term earnings disappointments, litigation, management
strategy or other perceived negatives. While the vast
majority of our undervalued equity and debt investments
are made in publicly traded companies globally, we may
invest occasionally in privately held companies as well. Our portfolio selection process generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and
return profile of a company.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
Top 10 Industries
12/31/21
% of Total
Net Assets
a
Insurance 9.0%
Oil, Gas & Consumable Fuels 7.8%
Banks 7.8%
Pharmaceuticals 7.5%
IT Services 6.7%
Health Care Providers & Services 5.8%
Technology Hardware, Storage & Peripherals 4.2%
Chemicals 3.4%
Tobacco 3.3%
Aerospace & Defense 3.2%

Franklin Mutual Global Discovery VIP Fund
MGD-5
Annual Report
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
In 2021, the Fund underperformed its benchmark, as stock
selection in the information technology (IT) and materials
sectors and a lack of exposure to real estate detracted
from relative returns. Security selection in health care,
an underweight in utilities and an overweight in energy
contributed to relative performance.
During the 12-month period, investments that detracted from
Fund performance included Credit Suisse Group, Check
Point Software Technologies and Charter Communications.
Switzerland-based Credit Suisse Group detracted from
relative returns after dealing with several scandals earlier in the year including exposure to the collapse of Greensill
(not a Fund holding), a supply chain finance provider,
and the failure of prime broker client Archegos Capital
Management (not a Fund holding). As a result, the stock
is trading at a significant discount to peers, despite the
company’s premier wealth management platform with strong
positions in Europe, Asia, and Latin America. The company’s
new management team is focused on turning around
the business and further building its wealth management
operations in Asia and the Middle East.
IT security company Check Point Software Technologies
detracted from relative results during the year. After a
profit warning early in the year, recent results have been
more upbeat, and the company has been positive about
momentum in areas like cloud security and end-user access
security that can help its long-term growth outlook.
Charter Communications detracted from performance due
to weaker-than-expected growth in broadband subscribers.
While overall loss of customers in the broadband market
continued to be very low this year, there is concern that
the overall market growth is slowing, and that the cable
industry’s share of that growth will come under pressure as
telecommunications companies build out their fiber footprints and introduce fixed wireless access services. We believe
market expectations are too low for broadband service
growth and that in a market with only two suppliers, Charter can continue to take its fair share of growth.
Top positive contributors to performance during the 12-month period included Eli Lilly, ING Groep and Canadian Natural
Resources.
Pharmaceutical maker Eli Lilly contributed to relative
performance in 2021 amid positive pipeline news on several
medicines as well as strong financial performance. The
company announced that it would file its Alzheimer’s drug
with the U.S. Food and Drug Administration much earlier
than expected following approval of a rival Alzheimer’s
treatment. In addition, Lilly’s diabetes drug, Trulicity,
continues to grow, and its key diabetes pipeline compound,
Tirzepatide, showed positive results in multiple Phase 3
clinical trials, further strengthening the company’s position in the growing diabetes end market. We exited the position on
the stock’s strong performance.
ING Groep, a Dutch financial services firm, supported
relative performance following upbeat financial results
during the year. The company benefited from lower-than-
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
CVS Health Corp. 3.2%
Health Care Providers & Services, United States
GlaxoSmithKline plc 2.9%
Pharmaceuticals, United Kingdom
Novartis AG 2.7%
Pharmaceuticals, Switzerland
ING Groep NV 2.6%
Banks, Netherlands
BP plc 2.6%
Oil, Gas & Consumable Fuels, United Kingdom
Anthem, Inc. 2.6%
Health Care Providers & Services, United States
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
Charter Communications, Inc. 2.6%
Media, United States
Wells Fargo & Co. 2.5%
Banks, United States
Cognizant Technology Solutions Corp. 2.5%
IT Services, United States

Franklin Mutual Global Discovery VIP Fund
MGD-6
Annual Report
expected credit loss provisions, higher fees, and reduced
costs. Net interest income was down, however. ING expects
to see ongoing growth in fees as it adds new services and
reprices existing ones. Furthermore, the bank has ample
excess capital that we expect will continue to be returned to shareholders.
Canadian Natural Resources, an oil and gas company,
bolstered relative performance in 2021, as energy stocks
generally had a strong year due to higher oil and natural gas prices. Fundamentally, the company generates significant
amounts of excess free cash flow and is highly disciplined
with its capital. Canadian Natural Resources’ carbon
footprint also is improving faster than generally perceived.
During the period, the Fund held currency forwards and
futures, seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
positive overall impact on the Fund’s performance as the
dollar rose against most currencies during the period.
Thank you for your participation in Franklin Mutual Global
Discovery VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Franklin Mutual Global Discovery VIP Fund
MGD-7
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $1,029.00 $6.78 $1,018.52 $6.75 1.33%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-8
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.50 $19.17 $17.47 $20.38 $20.22
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.57
c
0.43 0.36 0.47
Net realized and unrealized gains (losses) ........... 3.14 (1.52) 3.64 (2.50) 1.29
Total from investment operations .................... 3.39 (0.95) 4.07 (2.14) 1.76
Less distributions from:
Net investment income .......................... (0.57) (0.42) (0.37) (0.52) (0.42)
Net realized gains ............................. — (0.30) (2.00) (0.25) (1.18)
Total distributions ............................... (0.57) (0.72) (2.37) (0.77) (1.60)
Net asset value, end of year ....................... $20.32 $17.50 $19.17 $17.47 $20.38
Total return
d
................................... 19.43% (4.22)% 24.71% (11.01)% 8.99%
Ratios to average net assets
Expenses
e,f ,g
................................... 0.98% 0.97% 0.94% 0.96% 1.01%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% 0.01% —%
Net investment income ........................... 1.29% 3.57%
c
2.22% 1.81% 2.29%
Supplemental data
Net assets, end of year (000’s) ..................... $4,166 $3,788 $3,878 $3,282 $3,189
Portfolio turnover rate ............................ 41.58% 34.79% 21.82% 29.84% 17.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-9
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.91 $18.54 $16.96 $19.80 $19.69
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.51
c
0.37 0.30 0.41
Net realized and unrealized gains (losses) ........... 3.02 (1.47) 3.53 (2.42) 1.25
Total from investment operations .................... 3.22 (0.96) 3.90 (2.12) 1.66
Less distributions from:
Net investment income .......................... (0.52) (0.37) (0.32) (0.47) (0.37)
Net realized gains ............................. — (0.30) (2.00) (0.25) (1.18)
Total distributions ............................... (0.52) (0.67) (2.32) (0.72) (1.55)
Net asset value, end of year ....................... $19.61 $16.91 $18.54 $16.96 $19.80
Total return
d
................................... 19.13% (4.46)% 24.37% (11.22)% 8.71%
Ratios to average net assets
Expenses
e,f,g
................................... 1.22% 1.22% 1.19% 1.21% 1.26%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% 0.01% —%
Net investment income ........................... 1.05% 3.33%
c
1.97% 1.56% 2.04%
Supplemental data
Net assets, end of year (000’s) ..................... $477,214 $467,653 $539,759 $500,607 $631,179
Portfolio turnover rate ............................ 41.58% 34.79% 21.82% 29.84% 17.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-10
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.34 $18.98 $17.30 $20.17 $20.02
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.51
c
0.36 0.29 0.40
Net realized and unrealized gains (losses) ........... 3.09 (1.50) 3.61 (2.47) 1.27
Total from investment operations .................... 3.28 (0.99) 3.97 (2.18) 1.67
Less distributions from:
Net investment income .......................... (0.50) (0.35) (0.29) (0.44) (0.34)
Net realized gains ............................. — (0.30) (2.00) (0.25) (1.18)
Total distributions ............................... (0.50) (0.65) (2.29) (0.69) (1.52)
Net asset value, end of year ....................... $20.12 $17.34 $18.98 $17.30 $20.17
Total return
d
................................... 18.98% (4.54)% 24.28% (11.31)% 8.61%
Ratios to average net assets
Expenses
e,f,g
................................... 1.32% 1.32% 1.29% 1.31% 1.36%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% 0.01% —%
Net investment income ........................... 0.95% 3.22%
c
1.87% 1.46% 1.94%
Supplemental data
Net assets, end of year (000’s) ..................... $25,930 $26,688 $30,865 $30,094 $41,713
Portfolio turnover rate ............................ 41.58% 34.79% 21.82% 29.84% 17.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin Mutual Global Discovery VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Aerospace & Defense 3.2%
a
Airbus SE ........................................... France 63,936 $ 8,173,752
BAE Systems plc ..................................... United Kingdom 1,096,354 8,169,086
16,342,838
Auto Components 1.7%
Cie Generale des Etablissements Michelin SCA .............. France 53,424 8,743,095
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 16,055
8,759,150
Automobiles 1.7%
a
General Motors Co. .................................... United States 147,678 8,658,361
Banks 7.8%
BNP Paribas SA ...................................... France 176,218 12,174,268
CaixaBank SA ........................................ Spain 486,767 1,328,622
ING Groep NV ....................................... Netherlands 960,888 13,348,674
Wells Fargo & Co. ..................................... United States 266,100 12,767,478
39,619,042
Beverages 1.2%
Heineken NV ........................................ Netherlands 55,066 6,192,215
Building Products 2.0%
Johnson Controls International plc ......................... United States 122,142 9,931,366
Capital Markets 1.5%
Credit Suisse Group AG, A .............................. Switzerland 783,268 7,585,528
Chemicals 3.4%
BASF SE ........................................... Germany 109,937 7,709,870
d
Covestro AG, 144A, Reg S .............................. Germany 157,174 9,666,105
17,375,975
Construction Materials 1.6%
HeidelbergCement AG ................................. Germany 119,784 8,100,220
Diversified Financial Services 2.1%
Voya Financial, Inc. .................................... United States 161,150 10,685,856
Diversified Telecommunication Services 2.7%
Deutsche Telekom AG .................................. Germany 713,705 13,177,062
a
Frontier Communications Parent, Inc. ...................... United States 22,843 673,640
13,850,702
Electrical Equipment 1.5%
Mitsubishi Electric Corp. ................................ Japan 587,424 7,451,661
Entertainment 1.5%
a,e
Walt Disney Co. (The) .................................. United States 48,157 7,459,038
Food Products 2.9%
Danone SA .......................................... France 126,326 7,846,151
Kraft Heinz Co. (The) .................................. United States 193,600 6,950,240
14,796,391
Health Care Equipment & Supplies 1.9%
Medtronic plc ........................................ United States 91,198 9,434,433
Health Care Providers & Services 5.8%
Anthem, Inc. ......................................... United States 28,536 13,227,577

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ..................................... United States 155,791 $ 16,071,400
29,298,977
Hotels, Restaurants & Leisure 1.3%
a
Accor SA ........................................... France 201,152 6,514,871
Household Products 1.7%
Reckitt Benckiser Group plc ............................. United Kingdom 103,398 8,893,643
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 85,533 8,080,302
Insurance 9.0%
a
Alleghany Corp. ...................................... United States 5,292 3,532,886
China Pacific Insurance Group Co. Ltd., H ................... China 2,384,177 6,478,433
Everest Re Group Ltd. ................................. United States 32,478 8,896,374
e
Hartford Financial Services Group, Inc. (The) ................ United States 103,391 7,138,115
NN Group NV ........................................ Netherlands 198,819 10,743,690
Willis Towers Watson plc ................................ United States 36,591 8,689,997
45,479,495
IT Services 6.7%
Capgemini SE ........................................ France 33,932 8,309,505
Cognizant Technology Solutions Corp., A .................... United States 141,960 12,594,691
a
Fiserv, Inc. .......................................... United States 68,420 7,101,312
Global Payments, Inc. .................................. United States 42,986 5,810,847
33,816,355
Machinery 1.0%
Alstom SA ........................................... France 138,176 4,902,815
Media 2.6%
a
Charter Communications, Inc., A .......................... United States 19,906 12,978,115
Multi-Utilities 1.1%
RWE AG ............................................ Germany 135,984 5,505,251
Oil, Gas & Consumable Fuels 7.8%
BP plc .............................................. United Kingdom 2,966,046 13,278,937
Canadian Natural Resources Ltd. ......................... Canada 216,851 9,166,221
Kinder Morgan, Inc. .................................... United States 335,697 5,324,154
Williams Cos., Inc. (The) ................................ United States 461,701 12,022,694
39,792,006
Pharmaceuticals 7.5%
GlaxoSmithKline plc ................................... United Kingdom 685,835 14,920,385
Merck & Co., Inc. ..................................... United States 125,422 9,612,342
Novartis AG, ADR ..................................... Switzerland 156,878 13,722,119
38,254,846
Semiconductors & Semiconductor Equipment 3.4%
a
Renesas Electronics Corp. .............................. Japan 751,901 9,333,460
Xilinx, Inc. ........................................... United States 38,600 8,184,358
17,517,818
Software 2.2%
a
Avaya Holdings Corp. .................................. United States 4 79

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Check Point Software Technologies Ltd. .................... Israel 94,082 $ 10,966,198
10,966,277
Technology Hardware, Storage & Peripherals 4.2%
Catcher Technology Co. Ltd. ............................. Taiwan 685,000 3,865,728
Samsung Electronics Co. Ltd. ............................ South Korea 120,441 7,909,294
a,e
Western Digital Corp. .................................. United States 143,339 9,347,136
21,122,158
Textiles, Apparel & Luxury Goods 1.0%
Cie Financiere Richemont SA ............................ Switzerland 33,911 5,061,653
Tobacco 3.3%
Altria Group, Inc. ...................................... United States 130,784 6,197,854
British American Tobacco plc ............................. United Kingdom 290,877 10,791,988
16,989,842
Total Common Stocks (Cost $373,268,432) .....................................
491,417,200
Warrants
Warrants 0.0%
†
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 3,613 10,116
Total Warrants (Cost $—) .....................................................
10,116
Principal
Amount
*
Corporate Bonds 0.0%
†
Airlines 0.0%
†
d
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 199,080 207,328
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 79,397 85,015
292,343
Total Corporate Bonds (Cost $278,477) ........................................
292,343
Shares
a
Companies in Liquidation 0.0%
a,b,f
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 57,457 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $373,546,909) ...............................
491,719,659
a
Short Term Investments 1.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
g
FHLB, 1/03/22 ....................................... United States 1,000,000 1,000,000
g
U.S. Treasury Bills ,
2/17/22 ........................................... United States 1,500,000 1,499,953
4/28/22 ........................................... United States 2,000,000 1,999,545

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-14
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
g
U.S. Treasury Bills, (continued)
5/26/22 ........................................... United States 1,000,000 $ 999,646
4,499,144
Total U.S. Government and Agency Securities (Cost $5,499,242) ..................
5,499,144
Total Short Term Investments (Cost $5,499,242 ) .................................
5,499,144
a
Total Investments (Cost $379,046,151) 98.0% ...................................
$497,218,803
Securities Sold Short (1.9)% ..................................................
(9,572,804)
Other Assets, less Liabilities 3.9% .............................................
19,663,464
Net Assets 100.0% ...........................................................
$507,309,463
Shares
h
Securities Sold Short (1.9)%
Common Stocks (1.9)%
Semiconductors & Semiconductor Equipment (1.9)%
Advanced Micro Devices, Inc. ............................ United States 66,524 (9,572,804)
Total Common Stocks (Proceeds $6,077,024) ...................................
(9,572,804)
Total Securities Sold Short (Proceeds $6,077,024) ...............................
$(9,572,804)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $9,958,448, representing 2.0% of net assets.
e
A portion or all of the security has been segregated as collateral for securities sold short. At December 31, 2021, the aggregate value of these securities pledged amounted to $12,735,404, representing 2.5% of net assets.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 1(e) regarding securities sold short.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-15
At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 94 $ 13,397,938 3/14/22 $ (71,437)
Foreign Exchange GBP/USD ................... Short 89 7,526,619 3/14/22 (161,148)
Total Futures Contracts ...................................................................... $(232,585)
*
As of year end .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 532,027 726,952 1/18/22 $ 1,962 $ (9,410)
British Pound ...... BOFA Sell 3,906,321 5,389,297 1/18/22 106,458 —
Japanese Yen ...... BOFA Sell 454,777,209 4,009,865 1/18/22 58,269 —
Japanese Yen ...... UBSW Buy 45,558,889 401,802 1/18/22 — (5,937)
Japanese Yen ...... UBSW Sell 427,881,198 3,760,565 1/18/22 42,670 —
Swiss Franc ....... HSBK Sell 6,840,280 7,408,176 1/20/22 — (93,234)
Swiss Franc ....... UBSW Buy 484,117 524,238 1/20/22 6,670 —
Swiss Franc ....... UBSW Sell 483,333 528,957 1/20/22 319 (1,410)
Euro ............. BOFA Sell 21,446,228 25,127,565 1/24/22 724,829 (4,501)
Euro ............. HSBK Sell 19,946,893 23,367,879 1/24/22 672,553 (5,568)
Euro ............. UBSW Buy 19,637 22,141 1/24/22 207 —
Euro ............. UBSW Sell 3,599,713 4,135,991 1/24/22 47,773 (8,493)
New Taiwan Dollar .. HSBK Sell 64,113,018 2,327,912 3/30/22 998 —
New Taiwan Dollar .. UBSW Sell 41,719,482 1,515,463 3/30/22 1,299 —
South Korean Won .. HSBK Sell 2,883,665,592 2,440,722 5/16/22 22,134 —
South Korean Won .. UBSW Sell 269,296,183 228,099 5/16/22 2,235 —
South Korean Won .. HSBK Sell 3,276,006,847 2,765,730 6/17/22 19,470 —
South Korean Won .. UBSW Sell 178,093,425 150,417 6/17/22 1,122 —
Total Forward Exchange Contracts ................................................... $1,708,968 $(128,553)
Net unrealized appreciation (depreciation) ............................................ $1,580,415
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  11  regarding other derivative information.
See Abbreviations on page MGD- 32 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-16
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $379,046,151
Value - Unaffiliated issuers .................................................................. $497,218,803
Cash .................................................................................... 4,564,322
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 974,000
Receivables:
Investment securities sold ................................................................... 511,705
Capital shares sold ........................................................................ 251,355
Dividends and interest ..................................................................... 1,114,369
European Union tax reclaims (Note 1 h ) ......................................................... 2,590,216
Deposits with brokers for:
Securities sold short ..................................................................... 9,845,778
Futures contracts ........................................................................ 416,830
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,708,968
Other assets .............................................................................. 181,268
Total assets .......................................................................... 519,377,614
Liabilities:
Payables:
Investment securities purchased .............................................................. 66,938
Capital shares redeemed ................................................................... 368,822
Management fees ......................................................................... 370,211
Distribution fees .......................................................................... 107,074
Variation margin on futures contracts ........................................................... 82,025
Deposits from brokers for:
OTC derivative contracts .................................................................. 974,000
Securities sold short, at value (proceeds $6,077,024) ................................................ 9,572,804
Unrealized depreciation on OTC forward exchange contracts .......................................... 128,553
Accrued expenses and other liabilities ........................................................... 397,724
Total liabilities ......................................................................... 12,068,151
Net assets, at value ................................................................. $507,309,463
Net assets consist of:
Paid-in capital ............................................................................. $349,714,436
Total distributable earnings (losses) ............................................................. 157,595,027
Net assets, at value ................................................................. $507,309,463

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-17
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,165,771
Shares outstanding ........................................................................ 205,033
Net asset value and maximum offering price per share ............................................. $20.32
Class 2:
Net assets, at value ....................................................................... $477,213,511
Shares outstanding ........................................................................ 24,330,282
Net asset value and maximum offering price per share ............................................. $19.61
Class 4:
Net assets, at value ....................................................................... $25,930,181
Shares outstanding ........................................................................ 1,288,714
Net asset value and maximum offering price per share ............................................. $20.12

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-18
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $696,467)
Unaffiliated issuers ........................................................................ $11,105,889
Interest:
Unaffiliated issuers ........................................................................ 601,662
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 7,523
Non-controlled affiliates (Note 3 e ) ............................................................. 91
Other income (Note 1 h ) ...................................................................... 19,118
Total investment income ................................................................... 11,734,283
Expenses:
Management fees (Note 3 a ) ................................................................... 4,515,023
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,212,195
    Class 4 ................................................................................ 94,783
Custodian fees (Note 4 ) ...................................................................... 15,590
Reports to shareholders fees .................................................................. 135,204
Professional fees ........................................................................... 102,077
Trustees' fees and expenses .................................................................. 5,544
Dividends on securities sold short .............................................................. 94,202
Other .................................................................................... 161,781
Total expenses ......................................................................... 6,336,399
Expense reductions (Note 4 ) ............................................................... (39)
Expenses waived/paid by affiliates (Note 3e) ................................................... (992)
Net expenses ......................................................................... 6,335,368
Net investment income ................................................................ 5,398,915
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 65,277,418
Foreign currency transactions ................................................................ (54,552)
Forward exchange contracts ................................................................. 2,050,589
Futures contracts ......................................................................... 1,102,342
Securities sold short ....................................................................... (2,774,363)
Net realized gain (loss) .................................................................. 65,601,434
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 20,200,868
Translation of other assets and liabilities denominated in foreign currencies .............................. (221,088)
Forward exchange contracts ................................................................. 2,423,750
Futures contracts ......................................................................... (1,963)
Securities sold short ....................................................................... (3,389,157)
Net change in unrealized appreciation (depreciation) ............................................ 19,012,410
Net realized and unrealized gain (loss) ............................................................ 84,613,844
Net increase (decrease) in net assets resulting from operations .......................................... $90,012,759

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-19
Franklin Mutual Global Discovery VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,398,915 $15,446,502
Net realized gain (loss) ................................................. 65,601,434 (31,439,546)
Net change in unrealized appreciation (depreciation) ........................... 19,012,410 (11,712,372)
Net increase (decrease) in net assets resulting from operations ................ 90,012,759 (27,705,416)
Distributions to shareholders:
Class 1 ............................................................. (112,415) (151,550)
Class 2 ............................................................. (12,672,652) (18,507,580)
Class 4 ............................................................. (650,689) (1,028,932)
Total distributions to shareholders .......................................... (13,435,756) (19,688,062)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (216,018) 172,218
Class 2 ............................................................. (62,330,624) (27,296,236)
Class 4 ............................................................. (4,849,570) (1,856,627)
Total capital share transactions ............................................ (67,396,212) (28,980,645)
Net increase (decrease) in net assets ................................... 9,180,791 (76,374,123)
Net assets:
Beginning of year ....................................................... 498,128,672 574,502,795
End of year ........................................................... $507,309,463 $498,128,672

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Mutual Global Discovery VIP Fund
MGD-20
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Mutual Global Discovery VIP Fund (Fund) is
included in this report. Shares of the Fund are generally
sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2021, 43.8% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-21
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m Eastern time. At December
31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-22
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021 the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2021, the Fund received $589,365 in
United Kingdom Treasury Bonds as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities .
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
counterparty broker and is reflected in the Statement of
Assets and Liabilities.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-23
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the fund had no securities on loan.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-24
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-25
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 21,257 $414,362 35,855 $553,637
Shares issued in reinvestment of distributions .......... 5,686 112,415 10,310 151,550
Shares redeemed ............................... (38,354) (742,795) (32,073) (532,969)
Net increase (decrease) .......................... (11,411) $(216,018) 14,092 $172,218
Class 2 Shares:
Shares sold ................................... 769,967 $14,519,351 2,017,207 $28,571,483
Shares issued in reinvestment of distributions .......... 663,490 12,672,652 1,301,518 18,507,580
Shares redeemed ............................... (4,752,157) (89,522,627) (4,784,030) (74,375,299)
Net increase (decrease) .......................... (3,318,700) $(62,330,624) (1,465,305) $(27,296,236)
Class 4 Shares:
Shares sold ................................... 14,869 $289,930 178,276 $2,524,788
Shares issued in reinvestment of distributions .......... 33,198 650,689 70,572 1,028,932
Shares redeemed ............................... (298,686) (5,790,189) (336,123) (5,410,347)
Net increase (decrease) .......................... (250,619) $(4,849,570) (87,275) $(1,856,627)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC. (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-26
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective management fee rate was 0.875% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-27
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
During the year ended December 31, 2021, the Fund utilized $30,229,867 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $34,490,000 $(34,490,000) $— $— $— — $91
Total Affiliated Securities ... $— $34,490,000 $(34,490,000) $— $— $— $91
2021 2020
Distributions paid from:
Ordinary income .......................................................... $13,435,756 $14,126,592
Long term capital gain ...................................................... — 5,561,470
$13,435,756 $19,688,062
Cost of investments .......................................................................... $377,109,051
Unrealized appreciation ........................................................................ $128,849,412
Unrealized depreciation ........................................................................ (16,964,634)
Net unrealized appreciation (depreciation) .......................................................... $111,884,778
Distributable earnings:
Undistributed ordinary income ................................................................... $11,305,393
Undistributed long term capital gains .............................................................. $31,901,266
Total distributable earnings ..................................................................... $43,206,659
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-28
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, EU reclaims and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2021, aggregated $205,049,102 and $275,628,565, respectively.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2021, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-29
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Other Derivative Information
At December 31, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group BVBA .. 4/13/06 – 12/26/08 $ 281,629 $ 16,055
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $16,055
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 232,585
b
Unrealized appreciation on OTC
forward exchange contracts
1,708,968 Unrealized depreciation on OTC
forward exchange contracts
128,553
Total .................... $1,708,968 $361,138
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $1,102,342 Futures contracts $(1,963)
Forward exchange contracts 2,050,589 Forward exchange contracts 2,423,750
Total ....................... $3,152,931 $2,421,787
10. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-30
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
For the year ended December 31, 2021, the average month end notional amount of futures contracts represented
$22,452,050. The average month end contract value of forward exchange contracts was $75,949,751.
See Note 1(c) regarding derivative financial instruments.
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments).
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 16,342,838 $ — $ 16,342,838
Auto Components ...................... — 8,743,095 16,055 8,759,150
Automobiles .......................... 8,658,361 — — 8,658,361
Banks ............................... 12,767,478 26,851,564 — 39,619,042
Beverages ........................... — 6,192,215 — 6,192,215
Building Products ...................... 9,931,366 — — 9,931,366
Capital Markets ........................ — 7,585,528 — 7,585,528
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-31
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Chemicals ........................... $ — $ 17,375,975 $ — $ 17,375,975
Construction Materials .................. — 8,100,220 — 8,100,220
Diversified Financial Services ............. 10,685,856 — — 10,685,856
Diversified Telecommunication Services ..... 673,640 13,177,062 — 13,850,702
Electrical Equipment .................... — 7,451,661 — 7,451,661
Entertainment ......................... 7,459,038 — — 7,459,038
Food Products ........................ 6,950,240 7,846,151 — 14,796,391
Health Care Equipment & Supplies ......... 9,434,433 — — 9,434,433
Health Care Providers & Services .......... 29,298,977 — — 29,298,977
Hotels, Restaurants & Leisure ............. — 6,514,871 — 6,514,871
Household Products .................... — 8,893,643 — 8,893,643
Industrial Conglomerates ................ 8,080,302 — — 8,080,302
Insurance ............................ 28,257,372 17,222,123 — 45,479,495
IT Services ........................... 25,506,850 8,309,505 — 33,816,355
Machinery ............................ — 4,902,815 — 4,902,815
Media ............................... 12,978,115 — — 12,978,115
Multi-Utilities .......................... — 5,505,251 — 5,505,251
Oil, Gas & Consumable Fuels ............. 26,513,069 13,278,937 — 39,792,006
Pharmaceuticals ....................... 23,334,461 14,920,385 — 38,254,846
Semiconductors & Semiconductor Equipment . 8,184,358 9,333,460 — 17,517,818
Software ............................. 10,966,277 — — 10,966,277
Technology Hardware, Storage & Peripherals . 9,347,136 11,775,022 — 21,122,158
Textiles, Apparel & Luxury Goods .......... — 5,061,653 — 5,061,653
Tobacco ............................. 6,197,854 10,791,988 — 16,989,842
Warrants .............................. 10,116 — — 10,116
Corporate Bonds ........................ — 292,343 — 292,343
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 4,499,144 1,000,000 — 5,499,144
Total Investments in Securities ........... $259,734,443 $237,468,305
b
$16,055 $497,218,803
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,708,968 $ — $ 1,708,968
Total Other Financial Instruments ......... $— $1,708,968 $— $1,708,968
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 9,572,804 — — 9,572,804
Forward exchange contracts ................ $ — $ 128,553 $ — $ 128,553
Futures contracts ........................ 232,585 — — 232,585
Total Other Financial Instruments ......... $9,805,389 $128,553 $— $9,933,942
a
Includes securities determined to have no value at December 31, 2021.
b
Includes foreign securities valued at $236,175,962, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-32
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
UBSW
UBS AG
Cu r rency
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
14. New Accounting Pronouncements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
MGD-33
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Global
Discovery VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Mutual Global Discovery VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust,
referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended
December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31,
2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
MGD-34
Annual Report
Franklin Mutual Global Discovery VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund below intend s to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign s ource income earned by the Fund during the fiscal year ended December 31, 2021 :
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,961,723
Interest Earned from Federal Obligations Note (1) $4,362
Amount Reported
Foreign Taxes Paid $552,984
Foreign Source Income Earned $6,212,873

Annual Report
Franklin Mutual Shares VIP Fund
This annual report for Franklin Mutual Shares VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
4
1-Year +19.06%
5-Year +6.33%
10-Year +8.89%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/21 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Russell
1000
®
Value Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
*Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

Annual Report
Franklin Mutual Shares VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is
income. Under normal market conditions, the Fund invests
primarily in U.S. and foreign equity securities that we believe are available at market prices less than their intrinsic value.
The equity securities in which the Fund invests are primarily common stock, with a current focus on companies with
market capitalizations greater than $5 billion. To a lesser
extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund
may invest up to 35% of its assets in foreign securities,
which may include sovereign debt and participations in
foreign government debt.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Value
securities may not increase in price as anticipated or may
decline further in value. Investing in foreign securities
typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and
policies, country or government specific issues, less
favorable trading practices or regulation and greater price
volatility. Securities issued by small and mid-capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Derivatives
involve costs and can create economic leverage in the
Fund’s portfolio which may result in significant volatility
and cause the Fund to participate in losses (as well as
gains) in an amount that significantly exceeds the Fund’s
initial investment. A merger or other restructuring, or a
tender or exchange offer, proposed or pending at the
time the Fund invests in merger arbitrage securities may
not be completed on the terms or within the time frame
contemplated, which may result in losses to the Fund. Debt
obligations of distressed companies typically are unrated,
lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more
financially stable companies. To the extent that the Fund
focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be
subject to greater risks of adverse developments in such
areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The
Fund is actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
*Rounds to less than 0.1% of net assets.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Russell 1000
®
Value Index, posted a
+25.16% total return for the period under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (USD),
posted a +18.54% total return for the 12 months ended
December 31, 2021.
1
Global equities benefited from
monetary and fiscal stimulus measures, easing COVID-19
pandemic restrictions in certain regions and the development of treatments and vaccines. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
variants and higher inflation in an environment of persistent supply-chain disruptions hindered global equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
Geographic Composition
12/31/21
% of Total
Net Assets
United States 81.6%
United Kingdom 5.8%
Netherlands 2.6%
Switzerland 1.9%
South Korea 1.8%
France 1.6%
Other 0.0% *
Short-Term Investments & Other Net Assets 4.7%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Franklin Mutual Shares VIP Fund

Annual Report
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities,
as measured by the MSCI Europe Index-NR (USD), to post
a +16.30% total return for the 12 months under review.
1
However, in November 2021, the annual inflation rate in the
eurozone reached the highest level since the introduction of the euro, and the prospect of energy shortages during the
winter months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR (USD),
posted a -2.49% total return for the 12-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s quarter-over-quarter GDP contracted in
2021’s third quarter. China’s economic recovery continued,
although the country’s quarter-over-quarter GDP growth in
2021’s first three quarters was slower than in 2020’s second half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR (USD), posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
At Franklin Mutual Advisors, we are committed to our
distinctive value approach to investing. Our major
investment strategy is investing in undervalued stocks.
When selecting undervalued equities, we are attracted to
what we believe are fundamentally strong companies with
healthy balance sheets, high-quality assets, substantial
free cash flow and shareholder-oriented management
teams and whose stocks are trading at discounts to our
assessment of the companies’ intrinsic or business value.
We also look for asset-rich companies whose shares may
be trading at depressed levels due to concerns over short-
term earnings disappointments, litigation, management
strategy or other perceived negatives. While the vast
majority of our undervalued equity and debt investments
are made in publicly traded companies globally, we may
invest occasionally in privately held companies as well. Our portfolio selection process generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG) factors on the long-term risk and
return profile of a company.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
Top 10 Industries
12/31/21
% of Total
Net Assets
a
Pharmaceuticals 9.1%
Insurance 7.6%
Banks 7.3%
Health Care Providers & Services 6.1%
IT Services 5.9%
Oil, Gas & Consumable Fuels 5.1%
Media 4.8%
Software 4.5%
Technology Hardware, Storage & Peripherals 4.1%
Food Products 3.9%

Franklin Mutual Shares VIP Fund

Annual Report
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During 2021, the Fund underperformed its benchmark,
driven by difficult performance in the information technology sector, primarily as the result of weak stock selection. Stock selection and an underweight in real estate also weighed
on returns. Overweighting to areas of the health care
sector, which lagged during the year due to COVID-related
headwinds, also detracted from relative results. Conversely, security selection in industrials, which were bolstered by
government support during the period, and an underweight
in utilities contributed to performance on a relative basis, as did stock selection in consumer staples.
During the 12-month period, investments that detracted
from Fund performance included Charter Communications,
Novartis and Samsung Electronics.
Charter Communications detracted from performance due
to weaker-than-expected growth in broadband subscribers.
While overall loss of customers in the broadband market
continued to be very low this year, there is concern that
the overall market growth is slowing and that the cable
industry’s share of that growth will come under pressure as
telecommunications companies build out their fiber footprints and introduce fixed wireless access services. We believe
it is still too early to conclude that the market growth for broadband service has stalled and that even in a market
with only two suppliers, Charter can continue to take its fair share.
Swiss pharmaceutical company Novartis hindered
performance in 2021 amid concerns around the potential
impact of drug pricing reforms in the United States. However, we believe that given the company’s geographic and product
diversification and its focus on innovation, it should be able to manage through these concerns and continue to provide
value to patients. The company’s financial results have been robust despite uncertainty surrounding the impact of the
global pandemic, and Novartis expects its overall business
to continue to normalize.
Samsung Electronics, a South Korea-based maker of
semiconductors, smartphones, and consumer electronics,
was a relative detractor in 2021 amid concerns about
the memory semiconductor cycle. However, underlying
fundamentals have been robust and continue to improve.
The company has a strong semiconductor business,
particularly in memory chips and foundry. We believe that
improved capital allocation and corporate governance
should augment robust cash flows and create value for
shareholders.
Top positive contributors to performance during the 12-month period included Capital One Financial, Johnson Controls and
Eli Lilly.
Capital One Financial boosted relative performance amid
a strong period for financial stocks in general in 2021.
We believe Capital One is one of the best managed and
positioned consumer banks in the United States, with a good
brand and strong franchises in credit card and auto lending.
Furthermore, the bank has invested heavily in technology
as evidenced by being the first U.S. bank to migrate its
technology to the cloud.
Johnson Controls, a leader in commercial heating,
ventilation, and air conditioning products, boosted relative performance. Recent financial results have been positive as
the company has exited lower returning businesses and cut
costs aggressively to focus on margins and returns. At an
investor day earlier in the year, Johnson Controls articulated three-year financial goals, which were well received by the
market. Over the longer term, we believe Johnson Controls
should benefit from commercial construction growth and the
need to build more sustainably.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a A
CVS Health Corp. 3.4%
Health Care Providers & Services, United States
Charter Communications, Inc. 3.0%
Media, United States
Anthem, Inc. 2.7%
Health Care Providers & Services, United States
Merck & Co., Inc. 2.6%
Pharmaceuticals, United States
Kraft Heinz Co. (The) 2.6%
Food Products, United States
ING Groep NV 2.6%
Banks, Netherlands
Fiserv, Inc. 2.5%
IT Services, United States
Williams Cos., Inc. (The) 2.5%
Oil, Gas & Consumable Fuels, United States
Sensata Technologies Holding plc 2.4%
Electrical Equipment, United States
Johnson Controls International plc 2.4%
Building Products, United States

Franklin Mutual Shares VIP Fund

Annual Report
Pharmaceutical maker Eli Lilly contributed to relative
performance in 2021 amid positive pipeline news on several
medicines as well as strong financial performance. The
company announced that it would file its Alzheimer’s drug
with the U.S. Food and Drug Administration much earlier
than expected following approval of a rival Alzheimer’s
treatment. In addition, Lilly’s diabetes drug, Trulicity,
continues to grow, and its key diabetes pipeline compound,
Tirzepatide, showed positive results in multiple Phase 3
clinical trials, further strengthening the company’s position in the growing diabetes end market.
During the period, the Fund held currency forwards and
futures, seeking to hedge most of the currency risk of the
portfolio’s non-U.S. dollar investments. The hedges had a
positive overall impact on the Fund’s performance as the
dollar rose against most currencies during the period.
Thank you for your participation in Franklin Mutual Shares
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Franklin Mutual Shares VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $1,017.50 $5.50 $1,019.76 $5.50 1.08%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.93 $19.19 $17.71 $20.71 $20.40
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.55
c
0.46 0.36 0.49
Net realized and unrealized gains (losses) ........... 3.02 (1.68) 3.39 (2.04) 1.22
Total from investment operations .................... 3.29 (1.13) 3.85 (1.68) 1.71
Less distributions from:
Net investment income .......................... (0.60) (0.50) (0.42) (0.55) (0.53)
Net realized gains ............................. — (0.63) (1.95) (0.77) (0.87)
Total distributions ............................... (0.60) (1.13) (2.37) (1.32) (1.40)
Net asset value, end of year ....................... $19.62 $16.93 $19.19 $17.71 $20.71
Total return
d
................................... 19.52% (4.85)% 22.92% (8.86)% 8.64%
Ratios to average net assets
Expenses
e,f,g
................................... 0.73% 0.73% 0.71% 0.71% 0.72%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% 0.01% —%
Net investment income ........................... 1.44% 3.48%
c
2.35% 1.77% 2.34%
Supplemental data
Net assets, end of year (000’s) ..................... $116,861 $157,734 $158,431 $537,324 $653,700
Portfolio turnover rate ............................ 47.31%
h
36.96% 38.50% 24.67% 18.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.59 $18.81 $17.40 $20.36 $20.08
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.51
c
0.40 0.31 0.43
Net realized and unrealized gains (losses) ........... 2.95 (1.65) 3.32 (2.00) 1.20
Total from investment operations .................... 3.17 (1.14) 3.72 (1.69) 1.63
Less distributions from:
Net investment income .......................... (0.56) (0.45) (0.36) (0.50) (0.48)
Net realized gains ............................. — (0.63) (1.95) (0.77) (0.87)
Total distributions ............................... (0.56) (1.08) (2.31) (1.27) (1.35)
Net asset value, end of year ....................... $19.20 $16.59 $18.81 $17.40 $20.36
Total return
d
................................... 19.17% (5.04)% 22.57% (9.07)% 8.35%
Ratios to average net assets
Expenses
e,f,g
................................... 0.98% 0.98% 0.96% 0.96% 0.97%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% 0.01% —%
Net investment income ........................... 1.17% 3.25%
c
2.10% 1.52% 2.09%
Supplemental data
Net assets, end of year (000’s) ..................... $2,517,899 $2,620,645 $2,931,753 $2,516,834 $3,476,913
Portfolio turnover rate ............................ 47.31%
h
36.96% 38.50% 24.67% 18.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.75 $18.99 $17.55 $20.53 $20.23
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.49
c
0.38 0.29 0.41
Net realized and unrealized gains (losses) ........... 2.98 (1.66) 3.36 (2.02) 1.21
Total from investment operations .................... 3.18 (1.17) 3.74 (1.73) 1.62
Less distributions from:
Net investment income .......................... (0.54) (0.44) (0.35) (0.48) (0.45)
Net realized gains ............................. — (0.63) (1.95) (0.77) (0.87)
Total distributions ............................... (0.54) (1.07) (2.30) (1.25) (1.32)
Net asset value, end of year ....................... $19.39 $16.75 $18.99 $17.55 $20.53
Total return
d
................................... 19.06% (5.17)% 22.44% (9.16)% 8.25%
Ratios to average net assets
Expenses
e,f,g
................................... 1.08% 1.08% 1.06% 1.06% 1.07%
Expenses - incurred in connection with securities sold short 0.02% 0.01% 0.02% 0.01% —%
Net investment income ........................... 1.06% 3.13%
c
2.00% 1.42% 1.99%
Supplemental data
Net assets, end of year (000’s) ..................... $120,424 $116,704 $120,345 $105,047 $122,942
Portfolio turnover rate ............................ 47.31%
h
36.96% 38.50% 24.67% 18.32%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 12

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin Mutual Shares VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 3.0%
a
Airbus SE ........................................... France 335,795 $ 42,928,945
b
Huntington Ingalls Industries, Inc. ......................... United States 211,244 39,447,705
82,376,650
Auto Components 0.0%
†
a,c,d
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 65,516
Automobiles 1.9%
a
General Motors Co. .................................... United States 883,160 51,779,671
Banks 7.3%
Bank of America Corp. ................................. United States 790,481 35,168,500
ING Groep NV ....................................... Netherlands 5,061,509 70,314,575
JPMorgan Chase & Co. ................................. United States 239,334 37,898,539
Wells Fargo & Co. ..................................... United States 1,226,624 58,853,419
202,235,033
Building Products 2.4%
Johnson Controls International plc ......................... United States 801,298 65,153,540
Chemicals 1.9%
Ashland Global Holdings, Inc. ............................ United States 475,783 51,222,798
Containers & Packaging 1.0%
International Paper Co. ................................. United States 599,819 28,179,497
Diversified Financial Services 1.6%
Voya Financial, Inc. .................................... United States 676,010 44,826,223
Diversified Telecommunication Services 0.5%
a
Frontier Communications Parent, Inc. ...................... United States 112,575 3,319,837
a,c,d
Windstream Holdings, Inc. ............................... United States 609,467 10,727,974
14,047,811
Electric Utilities 1.9%
Evergy , Inc. .......................................... United States 377,915 25,928,748
Pinnacle West Capital Corp. ............................. United States 392,519 27,707,916
53,636,664
Electrical Equipment 2.4%
a
Sensata Technologies Holding plc ......................... United States 1,087,033 67,059,066
Electronic Equipment, Instruments & Components 0.7%
a
Flex Ltd. ............................................ United States 1,043,938 19,135,384
Entertainment 1.5%
a,b
Walt Disney Co. (The) .................................. United States 267,598 41,448,254
Equity Real Estate Investment Trusts (REITs) 2.0%
Uniti Group, Inc. ...................................... United States 153,914 2,156,335
Vornado Realty Trust ................................... United States 1,280,353 53,595,577
55,751,912
Food Products 3.9%
Archer-Daniels-Midland Co. ............................. United States 524,023 35,418,715
Kraft Heinz Co. (The) .................................. United States 1,987,417 71,348,270
106,766,985
Health Care Equipment & Supplies 1.8%
Medtronic plc ........................................ United States 491,521 50,847,847

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Shares VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 6.1%
Anthem, Inc. ......................................... United States 161,012 $ 74,635,502
CVS Health Corp. ..................................... United States 912,622 94,146,086
168,781,588
Household Durables 1.9%
Lennar Corp., A ....................................... United States 443,024 51,461,668
Industrial Conglomerates 1.6%
General Electric Co. ................................... United States 459,792 43,436,550
Insurance 7.6%
a
Alleghany Corp. ...................................... United States 55,490 37,044,569
Everest Re Group Ltd. ................................. United States 161,720 44,298,342
Hartford Financial Services Group, Inc. (The) ................ United States 624,201 43,094,837
MetLife, Inc. ......................................... United States 635,241 39,696,210
Willis Towers Watson plc ................................ United States 190,554 45,254,670
209,388,628
IT Services 5.9%
Alliance Data Systems Corp. ............................. United States 426,281 28,377,526
Cognizant Technology Solutions Corp., A .................... United States 721,881 64,045,282
a
Fiserv, Inc. .......................................... United States 670,231 69,563,276
161,986,084
Media 4.8%
a
Charter Communications, Inc., A .......................... United States 125,872 82,064,768
Comcast Corp., A ..................................... United States 912,509 45,926,578
a
Loyalty Ventures, Inc. .................................. United States 170,512 5,127,296
133,118,642
Oil, Gas & Consumable Fuels 4.6%
BP plc .............................................. United Kingdom 12,573,658 56,292,050
Williams Cos., Inc. (The) ................................ United States 2,665,560 69,411,182
125,703,232
Paper & Forest Products 0.1%
a
Sylvamo Corp. ....................................... United States 54,528 1,520,786
Pharmaceuticals 9.1%
a
Elanco Animal Health, Inc. ............................... United States 1,154,196 32,756,082
Eli Lilly & Co. ........................................ United States 127,440 35,201,477
GlaxoSmithKline plc ................................... United Kingdom 2,668,917 58,062,464
Merck & Co., Inc. ..................................... United States 938,912 71,958,216
Novartis AG, ADR ..................................... Switzerland 613,305 53,645,788
251,624,027
Professional Services 1.4%
KBR, Inc. ........................................... United States 829,404 39,496,218
Semiconductors & Semiconductor Equipment 2.0%
Xilinx, Inc. ........................................... United States 261,900 55,530,657
Software 3.7%
a
Avaya Holdings Corp. .................................. United States 116 2,297
b
NortonLifeLock , Inc. ................................... United States 2,379,661 61,823,593
Oracle Corp. ......................................... United States 455,163 39,694,765
101,520,655

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 2.0%
Best Buy Co., Inc. ..................................... United States 541,004 $ 54,966,006
c,d
Wayne Services Legacy, Inc. ............................. United States 2,039 —
54,966,006
Technology Hardware, Storage & Peripherals 4.1%
Samsung Electronics Co. Ltd. ............................ South Korea 761,394 50,000,322
a,b
Western Digital Corp. .................................. United States 946,509 61,721,852
111,722,174
Textiles, Apparel & Luxury Goods 1.9%
Tapestry, Inc. ........................................ United States 1,268,551 51,503,171
Tobacco 3.0%
Altria Group, Inc. ...................................... United States 810,018 38,386,753
British American Tobacco plc ............................. United Kingdom 1,200,451 44,538,594
82,925,347
Wireless Telecommunication Services 1.8%
a
T-Mobile US, Inc. ..................................... United States 428,084 49,649,182
Total Common Stocks (Cost $1,909,916,631) ....................................
2,628,867,466
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,c,d
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 604,953
Software 0.0%
†
a
Avaya Holdings Corp., 12/15/22 .......................... United States 63,871 178,839
Total Warrants (Cost $436,130) ................................................
783,792
Principal
Amount
*
Corporate Bonds 1.3%
Airlines 0.0%
†
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 1,038,895 1,081,936
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 414,141 443,444
1,525,380
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 2,949,278 2,953,422
Oil, Gas & Consumable Fuels 0.5%
e
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 13,383,000 13,464,837
Specialty Retail 0.7%
e
Staples, Inc. , Senior Note , 144A, 10.75% , 4/15/27 ............. United States 20,434,000 19,280,296
Total Corporate Bonds (Cost $37,087,479) ......................................
37,223,935

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Shares VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests 0.8%
Software 0.8%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 6% , ( 3-month
USD LIBOR + 5.5% ), 2/27/26 ........................... United States 6,640,700 $ 6,716,769
Veritas US, Inc. , 2021 Dollar Term Loan, B , 6% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 14,800,251 14,818,752
21,535,521
a a a a a a
Total Senior Floating Rate Interests (Cost $21,343,156) ..........................
21,535,521
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 .
United States 2,045,812 2,091,728
Total Asset-Backed Securities (Cost $2,015,125) ................................
2,091,728
Shares
Companies in Liquidation 0.0%
a,c,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,c,h
Tribune Media, Litigation Trust, Contingent Distribution ......... United States 397,730 —
a,c,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,970,798,521) .............................
2,690,502,442
a
Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.8%
i
FHLB, 1/03/22 ....................................... United States 6,300,000 6,300,000
i
U.S. Treasury Bills ,
2/17/22 ........................................... United States 6,500,000 6,499,797
4/28/22 ........................................... United States 5,000,000 4,998,862
5/26/22 ........................................... United States 2,000,000 1,999,293
6/23/22 ........................................... United States 2,000,000 1,998,456
15,496,408
Total U.S. Government and Agency Securities (Cost $21,796,681) .................
21,796,408
Total Short Term Investments (Cost $21,796,681 ) ................................
21,796,408
a
Total Investments (Cost $1,992,595,202) 98.5% ..................................
$2,712,298,850
Securities Sold Short (2.4)% ..................................................
(64,950,560)
Other Assets, less Liabilities 3.9% .............................................
107,835,494
Net Assets 100.0% ...........................................................
$2,755,183,784

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c) .
a
a a
Country Shares a Value
j
Securities Sold Short (2.4)%
Common Stocks (2.4)%
Semiconductors & Semiconductor Equipment (2.4)%
Advanced Micro Devices, Inc. ............................ United States 451,359 (64,950,560)
Total Common Stocks (Proceeds $40,514,587) ..................................
(64,950,560)
Total Securities Sold Short (Proceeds $40,514,587) ..............................
$(64,950,560)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security has been segregated as collateral for securities sold short and/or open forward exchange contracts. At December 31, 2021, the aggregate value of these securities pledged amounted to $86,068,588, representing 3.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $34,270,513, representing 1.2% of net assets.
f
See Note 1(g) regarding senior floating rate interests.
g
The coupon rate shown represents the rate at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 1(e) regarding securities sold short.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 39 $ 5,558,719 3/14/22 $ (29,639)
Foreign Exchange GBP/USD ................... Short 176 14,884,100 3/14/22 (318,475)
Total Futures Contracts ...................................................................... $(348,114)
*
As of year end .

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Mutual Shares VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  10  regarding other derivative information.
See Abbreviations on page MS- 32 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 154,288 211,630 1/18/22 $ — $ (2,974)
British Pound ...... BOFA Sell 1,382,082 1,906,768 1/18/22 37,666 —
British Pound ...... SSBT Buy 130,000 177,678 1/18/22 — (1,869)
British Pound ...... SSBT Sell 252,404 334,735 1/18/22 — (6,612)
British Pound ...... UBSW Sell 288,150 384,614 1/18/22 — (5,075)
Euro ............. BOFA Sell 16,022,882 18,799,427 1/24/22 564,320 —
Euro ............. HSBK Sell 16,533,859 19,394,550 1/24/22 577,917 —
Euro ............. SSBT Sell 1,769,936 2,060,477 1/24/22 46,172 —
Euro ............. UBSW Buy 793,017 894,142 1/24/22 8,364 —
Euro ............. UBSW Sell 1,638,434 1,917,841 1/24/22 53,194 —
South Korean Won .. HSBK Sell 8,067,819,315 6,837,017 5/16/22 70,376 —
South Korean Won .. UBSW Sell 10,600,916,932 8,979,186 5/16/22 87,985 —
South Korean Won .. HSBK Sell 23,213,960,218 19,598,109 6/17/22 137,962 —
South Korean Won .. UBSW Sell 13,807,944,877 11,662,116 6/17/22 86,984 —
Total Forward Exchange Contracts ................................................... $1,670,940 $(16,530)
Net unrealized appreciation (depreciation) ............................................ $1,654,410
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,992,595,202
Value - Unaffiliated issuers .................................................................. $2,712,298,850
Cash .................................................................................... 26,887,987
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 862,000
Receivables:
Investment securities sold ................................................................... 6,171,380
Capital shares sold ........................................................................ 727,124
Dividends and interest ..................................................................... 6,018,174
European Union tax reclaims (Note 1 h ) ......................................................... 3,440,645
Deposits with brokers for:
Securities sold short ..................................................................... 66,792,755
Futures contracts ........................................................................ 490,775
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,670,940
Other assets .............................................................................. 483,867
Total assets .......................................................................... 2,825,844,497
Liabilities:
Payables:
Investment securities purchased .............................................................. 763,658
Capital shares redeemed ................................................................... 920,033
Management fees ......................................................................... 1,553,424
Distribution fees .......................................................................... 561,169
Variation margin on futures contracts ........................................................... 56,631
Deposits from brokers for:
OTC derivative contracts .................................................................. 862,000
Securities sold short, at value (proceeds $40,514,587) ............................................... 64,950,560
Unrealized depreciation on OTC forward exchange contracts .......................................... 16,530
Accrued expenses and other liabilities ........................................................... 976,708
Total liabilities ......................................................................... 70,660,713
Net assets, at value ................................................................. $2,755,183,784
Net assets consist of:
Paid-in capital ............................................................................. $1,801,344,737
Total distributable earnings (losses) ............................................................. 953,839,047
Net assets, at value ................................................................. $2,755,183,784
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $116,860,579
Shares outstanding ........................................................................ 5,957,496
Net asset value and maximum offering price per share ............................................. $19.62
Class 2:
Net assets, at value ....................................................................... $2,517,898,926
Shares outstanding ........................................................................ 131,168,566
Net asset value and maximum offering price per share ............................................. $19.20
Class 4:
Net assets, at value ....................................................................... $120,424,279
Shares outstanding ........................................................................ 6,209,615
Net asset value and maximum offering price per share ............................................. $19.39

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,283,628)
Unaffiliated issuers ........................................................................ $55,913,494
Interest:
Unaffiliated issuers ........................................................................ 6,445,750
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 19,320
Non-controlled affiliates (Note 3 e ) ............................................................. 232
Total investment income ................................................................... 62,378,796
Expenses:
Management fees (Note 3 a ) ................................................................... 19,550,081
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 6,588,858
    Class 4 ................................................................................ 423,798
Custodian fees (Note 4 ) ...................................................................... 36,060
Reports to shareholders fees .................................................................. 583,183
Professional fees ........................................................................... 65,979
Trustees' fees and expenses .................................................................. 26,153
Dividends on securities sold short .............................................................. 561,285
Other .................................................................................... 422,991
Total expenses ......................................................................... 28,258,388
Expense reductions (Note 4 ) ............................................................... (173)
Expenses waived/paid by affiliates (Note 3e) ................................................... (3,616)
Net expenses ......................................................................... 28,254,599
Net investment income ................................................................ 34,124,197
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
+
Unaffiliated issuers ...................................................................... 434,864,526
Foreign currency transactions ................................................................ (157,726)
Forward exchange contracts ................................................................. 3,760,289
Futures contracts ......................................................................... (126,973)
Securities sold short ....................................................................... (16,515,876)
Net realized gain (loss) .................................................................. 421,824,240
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 84,060,177
Translation of other assets and liabilities denominated in foreign currencies .............................. (371,276)
Forward exchange contracts ................................................................. 4,704,572
Futures contracts ......................................................................... 252,538
Securities sold short ....................................................................... (23,844,853)
Net change in unrealized appreciation (depreciation) ............................................ 64,801,158
Net realized and unrealized gain (loss) ............................................................ 486,625,398
Net increase (decrease) in net assets resulting from operations .......................................... $520,749,595
+
Includes gains from redemption in-kind (Note 11).

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Shares VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $34,124,197 $83,091,278
Net realized gain (loss) ................................................. 421,824,240 (85,543,839)
Net change in unrealized appreciation (depreciation) ........................... 64,801,158 (174,178,576)
Net increase (decrease) in net assets resulting from operations ................ 520,749,595 (176,631,137)
Distributions to shareholders:
Class 1 ............................................................. (3,422,611) (9,923,875)
Class 2 ............................................................. (73,136,481) (153,724,682)
Class 4 ............................................................. (3,309,278) (7,227,115)
Total distributions to shareholders .......................................... (79,868,370) (170,875,672)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (64,966,663) 15,161,489
Class 2 ............................................................. (501,789,098) 9,448,782
Class 4 ............................................................. (14,024,839) 7,450,316
Total capital share transactions ............................................ (580,780,600) 32,060,587
Net increase (decrease) in net assets ................................... (139,899,375) (315,446,222)
Net assets:
Beginning of year ....................................................... 2,895,083,159 3,210,529,381
End of year ........................................................... $2,755,183,784 $2,895,083,159

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Mutual Shares VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Mutual Shares VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund has no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2021, the Fund received $766,823 in
United Kingdom Treasury Bonds and U.S. Treasury Bills,
Bonds and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
counterparty broker and is reflected in the Statement of
Assets and Liabilities.
e. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
any dividends and/or interest due on securities sold short.
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the Fund had no securities on loan.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
1. Organization and Significant Accounting Policies
(continued)
e. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 318,693 $6,213,133 991,549 $14,998,414
Shares issued in reinvestment of distributions .......... 179,100 3,422,611 686,298 9,923,875
Shares redeemed in-kind (Note 1 2 ) .................. (3,060,698) (59,532,727) — —
Shares redeemed ............................... (794,758) (15,069,680) (619,658) (9,760,800)
Net increase (decrease) .......................... (3,357,663) $(64,966,663) 1,058,189 $15,161,489
Class 2 Shares:
Shares sold ................................... 9,578,231 $183,303,412 22,804,922 $339,671,560
Shares issued in reinvestment of distributions .......... 3,908,951 73,136,481 10,848,601 153,724,682
Shares redeemed in-kind (Note 1 2 ) .................. (13,941,656) (265,295,778) — —
Shares redeemed ............................... (26,387,039) (492,933,213) (31,525,525) (483,947,460)
Net increase (decrease) .......................... (26,841,513) $(501,789,098) 2,127,998 $9,448,782
Class 4 Shares:
Shares sold ................................... 337,245 $6,316,446 1,256,949 $18,190,882
Shares issued in reinvestment of distributions .......... 175,002 3,309,278 504,687 7,227,115
Shares redeemed ............................... (1,268,725) (23,650,563) (1,132,933) (17,967,681)
Net increase (decrease) .......................... (756,478) $(14,024,839) 628,703 $7,450,316
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.675% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
During the year ended December 31, 2021, the Fund utilized $89,275,115 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $91,233,000 $(91,233,000) $— $— $— — $232
Total Affiliated Securities ... $— $91,233,000 $(91,233,000) $— $— $— $232
2021 2020
Distributions paid from:
Ordinary income .......................................................... $79,868,370 $91,085,601
Long term capital gain ...................................................... — 79,790,071
$79,868,370 $170,875,672
Cost of investments .......................................................................... $1,970,694,140
Unrealized appreciation ........................................................................ $768,067,961
Unrealized depreciation ........................................................................ (90,107,515)
Net unrealized appreciation (depreciation) .......................................................... $677,960,446
Distributable earnings:
Undistributed ordinary income ................................................................... $92,889,874
Undistributed long term capital gains .............................................................. $179,615,830
Total distributable earnings ..................................................................... $272,505,704
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, defaulted bonds, wash sales, EU reclaims, and gains realized on in-kind shareholder redemptions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities, in-kind transactions, and securities sold short) for the year ended December 31, 2021, aggregated $1,318,446,482 and $1,676,834,540, respectively. Sales of investments excludes in-kind transactions $290,114,734.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2021, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 65,516
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 10,727,974
34,368 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 436,130 604,953
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $6,413,047 $11,398,443
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
10. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts represented
$25,904,428. The average month end contract value of forward exchange contracts was $156,900,501.
See Note 1(c) regarding derivative financial instruments.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 348,114
b
Unrealized appreciation on OTC
forward exchange contracts
1,670,940 Unrealized depreciation on OTC
forward exchange contracts
16,530
Total .................... $1,670,940 $364,644
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $(126,973) Futures contracts $252,538
Forward exchange contracts 3,760,289 Forward exchange contracts 4,704,572
Total ....................... $3,633,316 $4,957,110

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
12. Redemption In-Kind
During the year ended December 31, 2021, the Fund realized $91,591,427 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 39,447,705 $ 42,928,945 $ — $ 82,376,650
Auto Components ...................... — — 65,516 65,516
Automobiles .......................... 51,779,671 — — 51,779,671
Banks ............................... 131,920,458 70,314,575 — 202,235,033
Building Products ...................... 65,153,540 — — 65,153,540
Chemicals ........................... 51,222,798 — — 51,222,798
Containers & Packaging ................. 28,179,497 — — 28,179,497
Diversified Financial Services ............. 44,826,223 — — 44,826,223
Diversified Telecommunication Services ..... 3,319,837 — 10,727,974 14,047,811
Electric Utilities ........................ 53,636,664 — — 53,636,664
Electrical Equipment .................... 67,059,066 — — 67,059,066
Electronic Equipment, Instruments &
Components ........................ 19,135,384 — — 19,135,384
Entertainment ......................... 41,448,254 — — 41,448,254
Equity Real Estate Investment Trusts (REITs) . 55,751,912 — — 55,751,912
Food Products ........................ 106,766,985 — — 106,766,985
Health Care Equipment & Supplies ......... 50,847,847 — — 50,847,847
Health Care Providers & Services .......... 168,781,588 — — 168,781,588
Household Durables .................... 51,461,668 — — 51,461,668
11. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Industrial Conglomerates ................ $ 43,436,550 $ — $ — $ 43,436,550
Insurance ............................ 209,388,628 — — 209,388,628
IT Services ........................... 161,986,084 — — 161,986,084
Media ............................... 133,118,642 — — 133,118,642
Oil, Gas & Consumable Fuels ............. 69,411,182 56,292,050 — 125,703,232
Paper & Forest Products ................. 1,520,786 — — 1,520,786
Pharmaceuticals ....................... 193,561,563 58,062,464 — 251,624,027
Professional Services ................... 39,496,218 — — 39,496,218
Semiconductors & Semiconductor Equipment . 55,530,657 — — 55,530,657
Software ............................. 101,520,655 — — 101,520,655
Specialty Retail ........................ 54,966,006 — —
a
54,966,006
Technology Hardware, Storage & Peripherals . 61,721,852 50,000,322 — 111,722,174
Textiles, Apparel & Luxury Goods .......... 51,503,171 — — 51,503,171
Tobacco ............................. 38,386,753 44,538,594 — 82,925,347
Wireless Telecommunication Services ....... 49,649,182 — — 49,649,182
Warrants :
Diversified Telecommunication Services ..... — — 604,953 604,953
Software ............................. 178,839 — — 178,839
Corporate Bonds ........................ — 37,223,935 — 37,223,935
Senior Floating Rate Interests ............... — 21,535,521 — 21,535,521
Asset-Backed Securities .................. — 2,091,728 — 2,091,728
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... 15,496,408 6,300,000 — 21,796,408
Total Investments in Securities ........... $2,311,612,273 $389,288,134
b
$11,398,443 $2,712,298,850
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,670,940 $ — $ 1,670,940
Total Other Financial Instruments ......... $— $1,670,940 $— $1,670,940
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... 64,950,560 — — 64,950,560
Forward exchange contracts ................ $ — $ 16,530 $ — $ 16,530
Futures contracts ........................ 348,114 — — 348,114
Total Other Financial Instruments ......... $65,298,674 $16,530 $— $65,315,204
a
Includes securities determined to have no value at December 31, 2021.
b
Includes foreign securities valued at $322,136,950,, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
HSBK
HSBC Bank plc
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
14. New Accounting Pronouncements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Shares
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Mutual Shares VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Franklin Mutual Shares VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $37,056,436
Interest Earned from Federal Obligations Note (1) $23,866

FRD-1
Annual Report
Franklin Rising Dividends VIP Fund
This annual report for Franklin Rising Dividends VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
4
1-Year +26.63%
5-Year +16.69%
10-Year +14.28%

FRD-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12–12/31/21)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Standard
& Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
*Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

FRD-3
Annual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Rising Dividends VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity securities
of financially sound companies that have paid consistently
rising dividends.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Growth
stock prices reflect projections of future earnings or revenues and can fall dramatically if the company fails to meet those projections. Value stocks may not increase in value as
anticipated by the Fund or may decline even further if other investors fail to recognize the company’s value, or favor
investing in faster-growing companies. Companies that have
historically paid regular dividends to shareholders may
decrease or eliminate dividend payments in the future.
Securities issued by smaller and midsize companies may be
more volatile in price than those of larger companies, involve substantial risks and should be considered relatively more
speculative. To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund
that invests in a wider variety of countries, regions,
industries, sectors or investments. Foreign investing carries additional risks such as currency and market volatility and
political or social instability. The Fund is actively managed but there is no guarantee that the manager’s investment
decisions will produce the desired results. The Fund’s
prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Standard &
Poor’s
®
500 Index (S&P 500
®
) posted a +28.71% total return
for the same period.
1
Please note the Fund employs a
bottom-up stock selection process, and the managers invest
in securities without regard to benchmark comparisons.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+28.71% total return for the 12 months ended December
31, 2021.
1
Stocks benefited from the continued economic
recovery, monetary and fiscal stimulus measures, rollout
of highly effective COVID-19 vaccines, implementation of
vaccination programs and easing pandemic restrictions.
As many businesses reopened, stimulus payments and
generally high household savings contributed to increased
consumer spending. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment, helping equities to reach new
all-time price highs late in the 12-month period.
Gross domestic product growth was robust during most
of the period, as the lifting of many COVID-19 restrictions
and strong consumer spending continued to support the
economy. Both exports and imports increased significantly in an environment of high business confidence and recovering
industrial production. The continued growth of the economy
led the U.S. to surpass its pre-pandemic output in 2021’s
second quarter.
Portfolio Composition
12/31/21
% of Total
Net Assets
Chemicals 10.4%
Health Care Equipment & Supplies 9.6%
Software 9.5%
IT Services 6.9%
Industrial Conglomerates 6.3%
Semiconductors & Semiconductor Equipment 6.1%
Specialty Retail 4.1%
Aerospace & Defense 3.4%
Machinery 3.4%
Building Products 2.9%
Health Care Providers & Services 2.9%
Household Products 2.8%
Pharmaceuticals 2.7%
Life Sciences Tools & Services 2.6%
Other* 25.0%
Short-Term Investments & Other Net Assets 1.4%

Franklin Rising Dividends VIP Fund
FRD-4
Annual Report
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. U.S. consumer spending on goods remained
strong, adding to pressure on the prices of many products.
Consequently, the personal consumption expenditures
index, a measure of inflation, surged during the period,
representing the highest 12-month increase in decades. The
unemployment rate declined from 6.7% in December 2020
to 3.9% in December 2021 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25%. While the Fed also maintained
quantitative easing measures with U.S. Treasury and
mortgage bond purchasing, it began to reduce the rate of
purchases beginning in November 2021 and accelerated
the pace of tapering in December. The Fed also noted
that it expected easing supply constraints to help reduce
inflationary pressures and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
Investment Strategy
We are research-driven, fundamental investors. As bottom-
up investors focusing primarily on individual securities,
we look for companies that we believe meet our criteria
and are fundamentally sound and attempt to acquire them
at attractive prices. These criteria include consistent,
substantial dividend increases; reinvested earnings; and
either long-term debt that is no more than 50% of total
capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations.
In following these criteria, the Fund does not necessarily
focus on companies whose securities pay a high dividend
rate but rather on companies that consistently increase their dividends.
Manager’s Discussion
Over the 12-month period through December 31, 2021, all
held sectors contributed to performance on an absolute
basis, led by information technology (IT), industrials and
health care. Consumer staples and financials were the most
modest contributors.
Enterprise software company Microsoft contributed,
advancing sharply amid repeated strong results and
improving guidance. The company continued to benefit
from work-from-home trends and its highly profitable cloud
business, which drove strong revenue and net income
growth. Bolstered, too, by rising subscription revenues,
Microsoft continued to beat consensus estimates across
its cloud, productivity and personal computing segments.
We believe the company can continue to take market share
as businesses seek to digitally transform through cloud
and data technologies. Furthermore, we believe investors
may not yet appreciate Microsoft’s cloud opportunity or the
potential of its gaming business.
Global IT services leader Accenture continued to benefit from trends toward digital transformation across sectors, posting better-than-expected earnings on strong revenue growth,
profit margin expansion and new bookings, especially for
consulting services. Accenture also raised guidance amid
elevated, sustained demand for digital, cloud and security
services from businesses looking to improve processes and
efficiency in an ongoing shift to hybrid working models. The company has been strategically enhancing its cloud and
digital marketing suite through buyouts and partnerships.
West Pharmaceutical Services, a drug packaging and
delivery company, benefited from the need for supplies,
such as syringes, seals and stoppers, to distribute
COVID-19 vaccines. The company’s recent earnings reports
documented strong growth in sales, and even stronger
profit growth. The company’s core non-COVID-19 business
has continued to perform well, especially in biologics. The
company also boosted its guidance for the full year on the
back of the robust results.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 9.5%
Software, United States
Accenture plc 4.7%
IT Services, United States
Roper Technologies, Inc. 4.0%
Industrial Conglomerates, United States
Linde plc 3.4%
Chemicals, United Kingdom
Stryker Corp. 3.3%
Health Care Equipment & Supplies, United
States
Analog Devices, Inc. 3.1%
Semiconductors & Semiconductor Equipment,
United States
Texas Instruments, Inc. 3.0%
Semiconductors & Semiconductor Equipment,
United States
West Pharmaceutical Services, Inc. 2.6%
Life Sciences Tools & Services, United States
Air Products and Chemicals, Inc. 2.6%
Chemicals, United States
Lowe's Cos., Inc. 2.5%
Specialty Retail, United States

Franklin Rising Dividends VIP Fund
FRD-5
Annual Report
On the downside, insurer Erie Indemnity weighed on
returns. The property and casualty insurer’s recent quarterly earnings reports were mixed. Although operating revenue
and investment income rose from 2020 levels, operating
expenses were also higher and average premium rates
declined. The company announced a hike in its dividend, to
be distributed in January 2022. We expect the company to
post steady growth over the longer term.
Shares of medical technology company Medtronic declined
during the period. The company missed revenue estimates
in its most recent earnings report, citing the impact of a
COVID-19 resurgence and staffing challenges in the health
care industry, which pressured surgical procedure volumes.
Shares were pressured late in 2021 on the news of oversight
concerns at one of their manufacturing facilities. Though
volumes remain vulnerable to the pandemic’s path going
forward, we believe the company’s strong product pipeline
and proven ability to innovate should lead to promising
results in the coming years.
Ross Stores, an off-price apparel and home fashion retailer, also weighed on performance as higher costs for freight,
wages and other pandemic-driven issues pressured profits
despite strong same-store sales figures and guidance. In
our view, the company has managed supply constraints well,
which, together with a higher average basket than many
peers, has helped keep earnings solid and profit margins
relatively strong. We believe Ross is well-positioned to
benefit from a continuing economic recovery.
Thank you for your participation in Franklin Rising Dividends
VIP Fund. We look forward to continuing to serve your
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Franklin Rising Dividends VIP Fund
FRD-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $1,124.20 $5.24 $1,020.27 $4.98 0.98%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FRD-7
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.17 $27.90 $25.75 $29.21 $25.51
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.32 0.37 0.39 0.40
Net realized and unrealized gains (losses) ........... 7.68 3.76 6.77 (1.65) 4.76
Total from investment operations .................... 7.98 4.08 7.14 (1.26) 5.16
Less distributions from:
Net investment income .......................... (0.35) (0.41) (0.45) (0.44) (0.48)
Net realized gains ............................. (1.06) (1.40) (4.54) (1.76) (0.98)
Total distributions ............................... (1.41) (1.81) (4.99) (2.20) (1.46)
Net asset value, end of year ....................... $36.74 $30.17 $27.90 $25.75 $29.21
Total return
c
................................... 27.10% 16.23% 29.58% (4.84)% 20.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.65% 0.63% 0.62% 0.62%
Expenses net of waiver and payments by affiliates
d,e
..... 0.63% 0.65% 0.63% 0.62% 0.62%
Net investment income ........................... 0.90% 1.20% 1.34% 1.38% 1.49%
Supplemental data
Net assets, end of year (000’s) ..................... $141,433 $156,585 $150,864 $157,838 $216,015
Portfolio turnover rate ............................ 3.92% 12.83% 7.26%
f
3.09%
f
3.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FRD-8
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.14 $26.99 $25.04 $28.46 $24.89
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.24 0.29 0.31 0.33
Net realized and unrealized gains (losses) ........... 7.41 3.65 6.57 (1.61) 4.63
Total from investment operations .................... 7.62 3.89 6.86 (1.30) 4.96
Less distributions from:
Net investment income .......................... (0.28) (0.33) (0.37) (0.36) (0.41)
Net realized gains ............................. (1.06) (1.41) (4.54) (1.76) (0.98)
Total distributions ............................... (1.34) (1.74) (4.91) (2.12) (1.39)
Net asset value, end of year ....................... $35.42 $29.14 $26.99 $25.04 $28.46
Total return
c
................................... 26.79% 15.97% 29.23% (5.07)% 20.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.90% 0.88% 0.87% 0.87%
Expenses net of waiver and payments by affiliates
d,e
..... 0.88% 0.90% 0.88% 0.87% 0.87%
Net investment income ........................... 0.66% 0.95% 1.09% 1.13% 1.24%
Supplemental data
Net assets, end of year (000’s) ..................... $1,513,905 $1,365,745 $1,387,688 $1,106,334 $1,640,883
Portfolio turnover rate ............................ 3.92% 12.83% 7.26%
f
3.09%
f
3.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FRD-9
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.22 $27.08 $25.11 $28.54 $24.98
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.22 0.26 0.29 0.30
Net realized and unrealized gains (losses) ........... 7.42 3.65 6.60 (1.62) 4.65
Total from investment operations .................... 7.60 3.87 6.86 (1.33) 4.95
Less distributions from:
Net investment income .......................... (0.27) (0.32) (0.35) (0.34) (0.41)
Net realized gains ............................. (1.06) (1.41) (4.54) (1.76) (0.98)
Total distributions ............................... (1.33) (1.73) (4.89) (2.10) (1.39)
Net asset value, end of year ....................... $35.49 $29.22 $27.08 $25.11 $28.54
Total return
c
................................... 26.63% 15.85% 29.16% (5.16)% 20.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.00% 0.98% 0.97% 0.97%
Expenses net of waiver and payments by affiliates
d,e
..... 0.98% 1.00% 0.98% 0.97% 0.97%
Net investment income ........................... 0.56% 0.85% 0.99% 1.03% 1.14%
Supplemental data
Net assets, end of year (000’s) ..................... $72,589 $51,137 $46,539 $32,825 $36,407
Portfolio turnover rate ............................ 3.92% 12.83% 7.26%
f
3.09%
f
3.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin Rising Dividends VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FRD-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 3.4%
General Dynamics Corp. ................................ United States 98,552 $ 20,545,135
Raytheon Technologies Corp. ............................ United States 438,946 37,775,693
58,320,828
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 171,517 36,762,954
Banks 1.4%
JPMorgan Chase & Co. ................................. United States 153,925 24,374,024
Beverages 1.7%
PepsiCo, Inc. ........................................ United States 167,430 29,084,265
Biotechnology 1.2%
AbbVie, Inc. ......................................... United States 151,636 20,531,514
Building Products 2.9%
Carlisle Cos., Inc. ..................................... United States 67,002 16,624,536
Johnson Controls International plc ......................... United States 417,210 33,923,345
50,547,881
Capital Markets 1.2%
Nasdaq, Inc. ......................................... United States 101,800 21,379,018
Chemicals 10.4%
Air Products and Chemicals, Inc. .......................... United States 150,067 45,659,385
Albemarle Corp. ...................................... United States 158,410 37,031,506
Ecolab, Inc. .......................................... United States 109,309 25,642,798
Linde plc ............................................ United Kingdom 169,032 58,557,756
Sherwin-Williams Co. (The) .............................. United States 36,700 12,924,272
179,815,717
Commercial Services & Supplies 1.9%
Cintas Corp. ......................................... United States 72,772 32,250,367
Electrical Equipment 0.7%
nVent Electric plc ..................................... United States 298,826 11,355,388
Food & Staples Retailing 1.3%
Walmart, Inc. ........................................ United States 154,908 22,413,639
Food Products 1.4%
McCormick & Co., Inc. ................................. United States 257,694 24,895,817
Health Care Equipment & Supplies 9.6%
Abbott Laboratories .................................... United States 269,795 37,970,949
Becton Dickinson and Co. ............................... United States 144,815 36,418,076
Medtronic plc ........................................ United States 332,354 34,382,021
Stryker Corp. ........................................ United States 215,745 57,694,528
166,465,574
Health Care Providers & Services 2.9%
CVS Health Corp. ..................................... United States 78,993 8,148,918
UnitedHealth Group, Inc. ................................ United States 83,400 41,878,476
50,027,394
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ..................................... United States 113,499 30,425,677
Household Products 2.8%
Colgate-Palmolive Co. ................................. United States 217,740 18,581,932

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Rising Dividends VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FRD-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ............................. United States 178,094 $ 29,132,616
47,714,548
Industrial Conglomerates 6.3%
Honeywell International, Inc. ............................. United States 182,975 38,152,117
Roper Technologies, Inc. ................................ United States 141,883 69,786,573
107,938,690
Insurance 0.6%
Erie Indemnity Co., A ................................... United States 56,670 10,918,042
IT Services 6.9%
Accenture plc, A ...................................... United States 193,978 80,413,580
Visa, Inc., A .......................................... United States 175,362 38,002,699
118,416,279
Life Sciences Tools & Services 2.6%
West Pharmaceutical Services, Inc. ........................ United States 97,501 45,728,944
Machinery 3.4%
Donaldson Co., Inc. ................................... United States 162,197 9,611,794
Dover Corp. ......................................... United States 163,488 29,689,421
Pentair plc .......................................... United States 258,794 18,899,726
58,200,941
Multiline Retail 2.4%
Target Corp. ......................................... United States 178,637 41,343,747
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp. ....................................... United States 134,194 15,747,666
EOG Resources, Inc. .................................. United States 127,061 11,286,829
Exxon Mobil Corp. ..................................... United States 130,961 8,013,503
35,047,998
Pharmaceuticals 2.7%
Johnson & Johnson ................................... United States 170,129 29,103,968
Pfizer, Inc. ........................................... United States 297,515 17,568,261
46,672,229
Road & Rail 1.9%
JB Hunt Transport Services, Inc. .......................... United States 41,900 8,564,360
Norfolk Southern Corp. ................................. United States 80,547 23,979,647
32,544,007
Semiconductors & Semiconductor Equipment 6.1%
Analog Devices, Inc. ................................... United States 304,619 53,542,882
Texas Instruments, Inc. ................................. United States 278,668 52,520,558
106,063,440
Software 9.5%
Microsoft Corp. ....................................... United States 487,628 163,999,049
Specialty Retail 4.1%
Lowe's Cos., Inc. ...................................... United States 169,300 43,760,664
Ross Stores, Inc. ..................................... United States 234,930 26,847,801
70,608,465
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc., B ......................................... United States 248,084 41,348,160

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Rising Dividends VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FRD-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 1.0%
WW Grainger, Inc. ..................................... United States 34,693 $ 17,979,300
Total Common Stocks (Cost $562,094,573) .....................................
1,703,173,896
Short Term Investments 1.1%
a a
Country Shares
a
Value
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 19,398,008 19,398,008
Total Money Market Funds (Cost $19,398,008) ..................................
19,398,008
Total Short Term Investments (Cost $19,398,008 ) ................................
19,398,008
a
Total Investments (Cost $581,492,581) 99.7% ...................................
$1,722,571,904
Other Assets, less Liabilities 0.3% .............................................
5,355,891
Net Assets 100.0% ...........................................................
$1,727,927,795
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report
FRD-13
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $562,094,573
Cost - Non-controlled affiliates (Note 3e) ........................................................ $ 19,398,008
Value - Unaffiliated issuers .................................................................. $1,703,173,896
Value - Non-controlled affiliates (Note 3e) ....................................................... 19,398,008
Cash .................................................................................... 2,966
Receivables:
Investment securities sold ................................................................... 7,135,777
Capital shares sold ........................................................................ 867,300
Dividends and interest ..................................................................... 1,204,427
Total assets .......................................................................... 1,731,782,374
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,444,710
Management fees ......................................................................... 876,784
Distribution fees .......................................................................... 336,220
Accrued expenses and other liabilities ........................................................... 196,865
Total liabilities ......................................................................... 3,854,579
Net assets, at value ................................................................. $1,727,927,795
Net assets consist of:
Paid-in capital ............................................................................. $407,652,063
Total distributable earnings (losses) ............................................................. 1,320,275,732
Net assets, at value ................................................................. $1,727,927,795
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $141,433,127
Shares outstanding ........................................................................ 3,849,609
Net asset value and maximum offering price per share ............................................. $36.74
Class 2:
Net assets, at value ....................................................................... $1,513,905,256
Shares outstanding ........................................................................ 42,746,494
Net asset value and maximum offering price per share ............................................. $35.42
Class 4:
Net assets, at value ....................................................................... $72,589,412
Shares outstanding ........................................................................ 2,045,389
Net asset value and maximum offering price per share ............................................. $35.49

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an intergral part of these financial statments.
FRD-14
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $25,759,797
Non-controlled affiliates (Note 3e) ............................................................. 1,532
Total investment income ................................................................... 25,761,329
Expenses:
Management fees (Note 3 a ) ................................................................... 10,238,490
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 3,620,976
    Class 4 ................................................................................ 217,269
Custodian fees (Note 4 ) ...................................................................... 9,470
Reports to shareholders fees .................................................................. 157,666
Professional fees ........................................................................... 77,746
Trustees' fees and expenses .................................................................. 15,217
Other .................................................................................... 43,133
Total expenses ......................................................................... 14,379,967
Expense reductions (Note 4 ) ............................................................... (12)
Expenses waived/paid by affiliates (Note 3e) ................................................... (13,701)
Net expenses ......................................................................... 14,366,254
Net investment income ................................................................ 11,395,075
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 171,565,322
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 215,633,524
Net realized and unrealized gain (loss) ............................................................ 387,198,846
Net increase (decrease) in net assets resulting from operations .......................................... $398,593,921

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
FRD-15
Franklin Rising Dividends VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,395,075 $13,661,769
Net realized gain (loss) ................................................. 171,565,322 54,763,744
Net change in unrealized appreciation (depreciation) ........................... 215,633,524 120,578,165
Net increase (decrease) in net assets resulting from operations ................ 398,593,921 189,003,678
Distributions to shareholders:
Class 1 ............................................................. (6,930,364) (9,363,148)
Class 2 ............................................................. (59,905,574) (76,921,977)
Class 4 ............................................................. (2,534,485) (2,888,656)
Total distributions to shareholders .......................................... (69,370,423) (89,173,781)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (47,704,793) (6,915,276)
Class 2 ............................................................. (136,274,181) (105,113,819)
Class 4 ............................................................. 9,216,825 574,344
Total capital share transactions ............................................ (174,762,149) (111,454,751)
Net increase (decrease) in net assets ................................... 154,461,349 (11,624,854)
Net assets:
Beginning of year ....................................................... 1,573,466,446 1,585,091,300
End of year ........................................................... $1,727,927,795 $1,573,466,446

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Rising Dividends VIP Fund
FRD-16
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Rising Dividends VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-17
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-18
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 244,064 $8,168,743 144,545 $3,628,818
Shares issued in reinvestment of distributions .......... 215,162 6,930,364 386,747 9,363,148
Shares redeemed ............................... (1,798,891) (62,803,900) (749,651) (19,907,242)
Net increase (decrease) .......................... (1,339,665) $(47,704,793) (218,359) $(6,915,276)
Class 2 Shares:
Shares sold ................................... 1,868,187 $60,306,863 6,981,462 $173,231,502
Shares issued in reinvestment of distributions .......... 1,926,844 59,905,574 3,284,457 76,921,977
Shares redeemed ............................... (7,913,034) (256,486,618) (14,809,098) (355,267,298)
Net increase (decrease) .......................... (4,118,003) $(136,274,181) (4,543,179) $(105,113,819)
Class 4 Shares:
Shares sold ................................... 463,060 $14,756,595 261,260 $6,613,767
Shares issued in reinvestment of distributions .......... 81,311 2,534,485 122,974 2,888,656
Shares redeemed ............................... (249,162) (8,074,255) (352,750) (8,928,079)
Net increase (decrease) .......................... 295,209 $9,216,825 31,484 $574,344
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-19
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.612% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-20
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 18,135,871 $ 151,706,473 $ (150,444,336) $ — $ — $ 19,398,008 19,398,008 $ 1,532
Total Affiliated Securities ... $18,135,871 $151,706,473 $(150,444,336) $— $— $19,398,008 $1,532
2021 2020
Distributions paid from:
Ordinary income .......................................................... $16,837,653 $20,921,386
Long term capital gain ...................................................... 52,532,770 68,252,395
$69,370,423 $89,173,781
Cost of investments .......................................................................... $584,036,451
Unrealized appreciation ........................................................................ $1,144,255,433
Unrealized depreciation ........................................................................ (5,719,980)
Net unrealized appreciation (depreciation) .......................................................... $1,138,535,453
Distributable earnings:
Undistributed ordinary income ................................................................... $17,241,144
Undistributed long term capital gains .............................................................. $164,499,135
Total distributable earnings ..................................................................... $181,740,279
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-21
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$64,384,259 and $303,814,081, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-22
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FRD-23
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Rising
Dividends VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Rising Dividends VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FRD-24
Annual Report
Franklin Rising Dividends VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Pursuant to: Amount
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $52,532,770
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $21,801,735

FSV-1
Annual Report
Franklin Small Cap Value VIP Fund
This annual report for Franklin Small Cap Value VIP Fund covers the fiscal year ended December 31, 2021 . The Fund closed to new insurance company subaccounts on June 20, 2021. Existing insurance company subaccounts who had an open and funded account on June 20, 2021, can continue to make additional purchases.
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
4
1-Year +25.17%
5-Year +9.82%
10-Year +12.01%

FSV-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/21 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Russell
2000
®
Value Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
*Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

FSV-3
Annual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Franklin Small Cap Value VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of small capitalization companies.
For this Fund, small capitalization companies are those
with market capitalizations not exceeding either the highest market capitalization in the Russell 2000
®
Index or the
12-month average of the highest market capitalization in
the Russell 2000
®
Index, whichever is greater, at the time of
purchase. The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are
undervalued at the time of purchase and have the potential
for capital appreciation.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Securities
issued by small-capitalization companies may be more
volatile in price than those of larger companies and may
involve substantial risks. Such risks may include greater
sensitivity to economic conditions, less certain growth
prospects, lack of depth of management and funds for
growth and development and limited or less developed
product lines and markets. A value stock may not increase in price as anticipated by the investment manager if other
investors fail to recognize the company’s value and bid up
the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase
the price of the security do not occur or do not have the
anticipated effect. Investing in foreign securities typically involves more risks than investing in U.S. securities,
including risks related to currency exchange rates and
policies, country or government specific issues, less
favorable trading practices or regulation and greater price
volatility. A REIT’s performance depends on the types,
values and locations of the properties it owns and how well
those properties are managed. The Fund is actively
managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Russell 2000
®
Value Index posted a +28.27% total return for the same
period.
1
Please note the Fund employs a bottom-up stock
selection process, and the managers invest in securities
without regard to benchmark comparisons.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a +28.71% total return for the
12 months ended December 31, 2021.
1
Stocks benefited
from the continued economic recovery, monetary and fiscal
stimulus measures, rollout of highly effective COVID-19
vaccines, implementation of vaccination programs and
easing pandemic restrictions. As many businesses
reopened, stimulus payments and generally high household
savings contributed to increased consumer spending.
A rebound in corporate earnings and the passage of a
bipartisan infrastructure bill further bolstered investor
sentiment, helping equities to reach new all-time price highs late in the 12-month period.
Portfolio Composition
12/31/21
% of Total
Net Assets
Insurance 10.0%
Banks 9.4%
Machinery 7.5%
Chemicals 7.3%
Hotels, Restaurants & Leisure 6.9%
Construction & Engineering 5.0%
Electronic Equipment, Instruments &
Components 5.0%
Software 4.6%
Building Products 4.5%
Specialty Retail 3.9%
Trading Companies & Distributors 3.8%
Oil, Gas & Consumable Fuels 3.3%
Equity Real Estate Investment Trusts (REITs) 3.1%
Health Care Equipment & Supplies 2.5%
Other* 21.3%
Short-Term Investments & Other Net Assets 1.9%

Franklin Small Cap Value VIP Fund
FSV-4
Annual Report
Gross domestic product growth was robust during most
of the period, as the lifting of many COVID-19 restrictions
and strong consumer spending continued to support the
economy. Both exports and imports increased significantly in an environment of high business confidence and recovering
industrial production. The continued growth of the economy
led the U.S. to surpass its pre-pandemic output in 2021’s
second quarter.
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. U.S. consumer spending on goods remained
strong, adding to pressure on the prices of many products.
Consequently, the personal consumption expenditures
index, a measure of inflation, surged during the period,
representing the highest 12-month increase in decades. The
unemployment rate declined from 6.7% in December 2020
to 3.9% in December 2021 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25%. While the Fed also maintained
quantitative easing measures with U.S. Treasury and
mortgage bond purchasing, it began to reduce the rate of
purchases beginning in November 2021 and accelerated
the pace of tapering in December. The Fed also noted
that it expected easing supply constraints to help reduce
inflationary pressures and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
Investment Strategy
Our strategy is to invest in small-cap companies that we
believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued when it trades at less than the price at which the investment manager believes it would trade if the market reflected
all factors relating to the company’s worth. Following this
strategy, the Fund invests in companies that the investment
manager believes have, for example: stock prices that
are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines
but the potential for good long-term earnings prospects;
and valuable intangibles not reflected in the stock price.
The Fund also may invest in real estate investment trusts
(REITs).
Manager’s Discussion
During 2021, the Fund underperformed its benchmark.
Security selection in the consumer discretionary and
financials sectors, as well as an underweight in energy,
curbed relative results. In contrast, security selection
in industrials, an underweight in health care, and stock
selection and an overweight in materials contributed to
relative results.
During the 12-month period, investments that detracted from
Fund performance included The Timken Company, Horace
Mann Educators and Jack in the Box.
The Timken Company detracted from relative returns. The
company’s recent earnings have come under pressure from
significant cost headwinds. Looking ahead, management
struck a positive tone with regards to demand, citing strength from every end market and geographic region. The one end-
market exception was automotive due to the semiconductor
shortage, but we have begun to see a recovery.
Horace Mann Educators, a multi-line insurer focused on the
educator market, hampered relative returns as COVID-19
continued to adversely impact the company’s new policy
sales. Although lower claim frequency in its supplemental
segment benefited Horace Mann’s 2021 profitability outlook,
personal lines and supplemental policy sales have been
pressured as leads are often generated through in-person
meetings. Sales activity is on a positive trajectory in these segments, although this remains dependent on schools
remaining open with improving access for agents.
Top 10 Holdings
12/31/21
Company
Industry
% of Total
Net Assets
A aa
WillScot Mobile Mini Holdings Corp. 3.6%
Construction & Engineering
ACI Worldwide, Inc. 3.2%
Software
Hanover Insurance Group, Inc. (The) 3.1%
Insurance
Knowles Corp. 2.8%
Electronic Equipment, Instruments &
Components
Ashland Global Holdings, Inc. 2.7%
Chemicals
NetScout Systems, Inc. 2.5%
Communications Equipment
McGrath RentCorp 2.4%
Trading Companies & Distributors
Timken Co. (The) 2.4%
Machinery
Summit Materials, Inc. 2.4%
Construction Materials
Crescent Point Energy Corp. 2.3%
Oil, Gas & Consumable Fuels

Franklin Small Cap Value VIP Fund
FSV-5
Annual Report
Jack in the Box, an operator and franchisor of quick service restaurants, was a relative detractor. Weaker-than-expected
revenue growth and larger-than-expected cost pressures
caused by input and labor inflation stemming from staffing
shortages weighed on its financial performance. While some
of these cost pressures are expected to persist into 2022,
we believe the company’s franchised, asset-light business
model positions it well to navigate these headwinds over the longer term.
Top positive contributors to performance during the 12-month period included Crescent Point Energy, Meggitt and Willscot
Mobile Mini Holdings.
In contrast, Crescent Point Energy, a Canada-based
exploration and production company, boosted relative
performance. Multiple factors contributed to the strong
performance including a surprise dividend boost, a share
buyback announcement, a reduction in debt, a positive free
cash flow outlook and an increase in oil prices.
Meggitt, a U.K.-based producer of commercial and military
aerospace parts, contributed to relative results in 2021. The stock rose sharply following an announcement that U.S.-
based Parker-Hannifin (not a Fund holding) had offered to
acquire the company for 800 pence per share, or 70% more
than the closing stock price on July 30, 2021. The stock
rose further after U.S.-based TransDigm Group (not held at
period-end) offered a topping bid of 900 pence. TransDigm
withdrew its bid for Meggitt in September.
Willscot Mobile Mini Holdings (WSC), a provider of modular
rental offices and portable storage containers, outperformed during the period following the successful integration of
the Mobile Mini acquisition and continuation of favorable
rental rate increases for both products. Specifically, WSC
continues to experience above-peer rental revenue growth
in its modular offices due to the inclusion of value-added
products, or VAPs, such as office furniture, white boards and coffee makers, etc. The VAPs provide their customers with
a “move-in ready” office and allow WSC to charge a higher
rental rate. WSC is expanding relevant VAPs offerings to the portable storage side of the business. Lastly, in November,
the company held an investor day and unveiled longer-term
financial targets that were higher than investors anticipated.
Thank you for your participation in Franklin Small Cap Value
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Franklin Small Cap Value VIP Fund
FSV-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ) : Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ) . In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $1,042.50 $5.24 $1,020.07 $5.19 1.02%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-7
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.20 $15.73 $15.14 $20.43 $19.93
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.20 0.24
c
0.21 0.21
d
Net realized and unrealized gains (losses) ........... 3.71 0.31 3.35 (2.29) 1.82
Total from investment operations .................... 3.90 0.51 3.59 (2.08) 2.03
Less distributions from:
Net investment income .......................... (0.21) (0.23) (0.22) (0.23) (0.15)
Net realized gains ............................. (0.46) (0.81) (2.78) (2.98) (1.38)
Total distributions ............................... (0.67) (1.04) (3.00) (3.21) (1.53)
Net asset value, end of year ....................... $18.43 $15.20 $15.73 $15.14 $20.43
Total return
e
................................... 25.67% 5.41% 26.72% (12.69)% 10.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.68% 0.67% 0.66% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.66%
f
0.68%
f,g
0.67%
f,g
0.65%
g
0.65%
g
Net investment income ........................... 1.07% 1.54% 1.58%
c
1.13% 1.06%
d
Supplemental data
Net assets, end of year (000’s) ..................... $73,715 $50,572 $46,980 $40,644 $51,245
Portfolio turnover rate ............................ 60.41% 69.40% 54.36% 47.82% 33.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.75%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-8
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.50 $15.05 $14.60 $19.80 $19.36
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.16 0.20
c
0.16 0.15
d
Net realized and unrealized gains (losses) ........... 3.53 0.30 3.20 (2.20) 1.77
Total from investment operations .................... 3.67 0.46 3.40 (2.04) 1.92
Less distributions from:
Net investment income .......................... (0.17) (0.19) (0.17) (0.18) (0.10)
Net realized gains ............................. (0.46) (0.82) (2.78) (2.98) (1.38)
Total distributions ............................... (0.63) (1.01) (2.95) (3.16) (1.48)
Net asset value, end of year ....................... $17.54 $14.50 $15.05 $14.60 $19.80
Total return
e
................................... 25.37% 5.19% 26.35% (12.88)% 10.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.93% 0.92% 0.91% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.91%
f
0.93%
f,g
0.92%
f,g
0.90%
g
0.90%
g
Net investment income ........................... 0.83% 1.28% 1.33%
c
0.88% 0.81%
d
Supplemental data
Net assets, end of year (000’s) ..................... $1,135,623 $1,103,373 $1,123,093 $978,675 $1,302,055
Portfolio turnover rate ............................ 60.41% 69.40% 54.36% 47.82% 33.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.50%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-9
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.99 $15.51 $14.96 $20.22 $19.74
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.15 0.19
c
0.15 0.14
d
Net realized and unrealized gains (losses) ........... 3.64 0.32 3.30 (2.28) 1.81
Total from investment operations .................... 3.77 0.47 3.49 (2.13) 1.95
Less distributions from:
Net investment income .......................... (0.16) (0.18) (0.16) (0.15) (0.09)
Net realized gains ............................. (0.46) (0.81) (2.78) (2.98) (1.38)
Total distributions ............................... (0.62) (0.99) (2.94) (3.13) (1.47)
Net asset value, end of year ....................... $18.14 $14.99 $15.51 $14.96 $20.22
Total return
e
................................... 25.17% 5.13% 26.23% (13.01)% 10.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 1.03% 1.02% 1.01% 1.01%
Expenses net of waiver and payments by affiliates ....... 1.01%
f
1.03%
f,g
1.02%
f,g
1.00%
g
1.00%
g
Net investment income ........................... 0.73% 1.18% 1.23%
c
0.78% 0.71%
d
Supplemental data
Net assets, end of year (000’s) ..................... $38,148 $29,461 $29,238 $24,592 $32,053
Portfolio turnover rate ............................ 60.41% 69.40% 54.36% 47.82% 33.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin Small Cap Value VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Auto Components 2.1%
a
Adient plc ........................................... United States 423,558 $ 20,279,957
LCI Industries ........................................ United States 36,149 5,634,545
25,914,502
Banks 9.4%
Atlantic Union Bankshares Corp. .......................... United States 294,870 10,995,702
Bryn Mawr Bank Corp. ................................. United States 278,146 12,519,351
Camden National Corp. ................................. United States 85,185 4,102,510
Columbia Banking System, Inc. ........................... United States 400,580 13,106,978
First Horizon Corp. .................................... United States 839,742 13,712,987
First Interstate BancSystem , Inc., A ........................ United States 70,227 2,856,132
First of Long Island Corp. (The) ........................... United States 317,915 6,863,785
German American Bancorp, Inc. .......................... United States 173,793 6,774,451
Peoples Bancorp, Inc. .................................. United States 195,922 6,232,279
SouthState Corp. ..................................... United States 267,726 21,447,530
TriCo Bancshares ..................................... United States 170,046 7,305,176
Washington Trust Bancorp, Inc. ........................... United States 197,439 11,129,636
117,046,517
Biotechnology 0.3%
a
Mirum Pharmaceuticals, Inc. ............................. United States 66,430 1,059,558
a
Rhythm Pharmaceuticals, Inc. ............................ United States 288,452 2,878,751
3,938,309
Building Products 4.5%
Apogee Enterprises, Inc. ................................ United States 391,655 18,858,188
Insteel Industries, Inc. .................................. United States 39,005 1,552,789
a
Masonite International Corp. ............................. United States 110,214 12,999,742
UFP Industries, Inc. .................................... United States 254,299 23,398,051
56,808,770
Chemicals 7.3%
Ashland Global Holdings, Inc. ............................ United States 314,880 33,899,981
Avient Corp. ......................................... United States 511,506 28,618,761
a
Elementis plc ........................................ United Kingdom 4,238,109 7,543,088
Minerals Technologies, Inc. .............................. United States 293,260 21,451,969
91,513,799
Communications Equipment 2.5%
a
NetScout Systems, Inc. ................................. United States 941,584 31,147,599
Construction & Engineering 5.0%
Argan , Inc. .......................................... United States 68,824 2,662,801
a
Great Lakes Dredge & Dock Corp. ........................ United States 969,461 15,239,927
a
WillScot Mobile Mini Holdings Corp. ....................... United States 1,086,623 44,377,683
62,280,411
Construction Materials 2.4%
a
Summit Materials, Inc., A ................................ United States 739,996 29,703,439
Electric Utilities 0.6%
IDACORP, Inc. ....................................... United States 61,420 6,959,500
Electrical Equipment 1.5%
Regal Rexnord Corp. .................................. United States 111,511 18,976,942
Electronic Equipment, Instruments & Components 5.0%
Benchmark Electronics, Inc. ............................. United States 635,574 17,224,055
CTS Corp. .......................................... United States 59,994 2,202,980

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
II-VI, Inc. ............................................ United States 107,026 $ 7,313,087
a
Knowles Corp. ....................................... United States 1,518,352 35,453,519
62,193,641
Energy Equipment & Services 1.8%
Hunting plc .......................................... United Kingdom 1,227,732 2,809,475
a
Natural Gas Services Group, Inc. ......................... United States 153,048 1,602,412
a
NexTier Oilfield Solutions, Inc. ............................ United States 866,751 3,076,966
a
TechnipFMC plc ...................................... United Kingdom 2,432,464 14,400,187
21,889,040
Equity Real Estate Investment Trusts (REITs) 3.1%
Alexander & Baldwin, Inc. ............................... United States 352,261 8,838,229
Healthcare Realty Trust, Inc. ............................. United States 325,821 10,308,976
Highwoods Properties, Inc. .............................. United States 169,044 7,537,672
a
Sunstone Hotel Investors, Inc. ............................ United States 1,069,334 12,543,288
39,228,165
Food & Staples Retailing 0.3%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 50,771 3,400,134
Food Products 1.4%
Glanbia plc .......................................... Ireland 1,285,277 17,942,933
Gas Utilities 0.2%
Spire, Inc. ........................................... United States 30,218 1,970,818
Health Care Equipment & Supplies 2.5%
a
Envista Holdings Corp. ................................. United States 407,158 18,346,540
a
Integer Holdings Corp. ................................. United States 153,956 13,177,094
31,523,634
Hotels, Restaurants & Leisure 6.9%
a
Dalata Hotel Group plc ................................. Ireland 2,233,133 9,450,333
a
Denny's Corp. ........................................ United States 1,253,382 20,054,112
a
Hilton Grand Vacations, Inc. ............................. United States 541,455 28,215,220
Jack in the Box, Inc. ................................... United States 328,392 28,727,732
86,447,397
Household Durables 0.3%
a
M/I Homes, Inc. ....................................... United States 54,909 3,414,242
Insurance 10.0%
Argo Group International Holdings Ltd. ..................... United States 227,110 13,197,362
CNO Financial Group, Inc. .............................. United States 710,486 16,937,986
Hanover Insurance Group, Inc. (The) ....................... United States 293,022 38,403,463
Horace Mann Educators Corp. ........................... United States 610,203 23,614,856
Old Republic International Corp. .......................... United States 590,483 14,514,072
Selective Insurance Group, Inc. ........................... United States 227,760 18,662,655
125,330,394
IT Services 1.2%
Alliance Data Systems Corp. ............................. United States 222,662 14,822,609
Leisure Products 1.7%
Brunswick Corp. ...................................... United States 215,421 21,699,357
Machinery 7.5%
Astec Industries, Inc. ................................... United States 51,760 3,585,415

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Small Cap Value VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Columbus McKinnon Corp. .............................. United States 19,801 $ 915,994
Flowserve Corp. ...................................... United States 185,883 5,688,020
Greenbrier Cos., Inc. (The) .............................. United States 589,622 27,057,754
Mueller Industries, Inc. ................................. United States 110,000 6,529,600
Mueller Water Products, Inc., A ........................... United States 410,639 5,913,202
REV Group, Inc. ...................................... United States 565,076 7,995,826
Terex Corp. .......................................... United States 123,853 5,443,339
Timken Co. (The) ..................................... United States 431,982 29,932,033
93,061,183
Media 0.2%
a
Loyalty Ventures, Inc. .................................. United States 82,239 2,472,927
Metals & Mining 0.3%
Kaiser Aluminum Corp. ................................. United States 39,516 3,712,133
Multi-Utilities 1.4%
Black Hills Corp. ...................................... United States 244,148 17,229,524
Oil, Gas & Consumable Fuels 3.3%
Crescent Point Energy Corp. ............................. Canada 5,385,736 28,749,481
a
Green Plains, Inc. ..................................... United States 350,082 12,168,850
40,918,331
Professional Services 1.2%
ICF International, Inc. .................................. United States 54,292 5,567,644
Stantec , Inc. ......................................... Canada 178,690 10,043,099
15,610,743
Real Estate Management & Development 0.3%
a
Cushman & Wakefield plc ............................... United States 152,886 3,400,185
Semiconductors & Semiconductor Equipment 0.7%
a
Cohu , Inc. ........................................... United States 221,414 8,433,659
Software 4.6%
a
ACI Worldwide, Inc. .................................... United States 1,140,313 39,568,861
Software AG ......................................... Germany 454,043 18,075,008
57,643,869
Specialty Retail 3.9%
a
Children's Place, Inc. (The) .............................. United States 114,932 9,112,958
a
Dufry AG ............................................ Switzerland 364,366 17,940,586
Group 1 Automotive, Inc. ................................ United States 110,929 21,655,560
48,709,104
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. ......................................... United States 65,579 6,637,906
Thrifts & Mortgage Finance 0.4%
Enact Holdings, Inc. ................................... United States 232,466 4,805,072
Trading Companies & Distributors 3.8%
Herc Holdings, Inc. .................................... United States 108,485 16,983,327
McGrath RentCorp .................................... United States 377,219 30,275,597
47,258,924
Total Common Stocks (Cost $932,130,479) .....................................
1,224,045,712

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-13
Short Term Investments 1.9%
a a
Country Shares
a
Value
a
Money Market Funds 1.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 24,112,773 $ 24,112,773
Total Money Market Funds (Cost $24,112,773) ..................................
24,112,773
Total Short Term Investments (Cost $24,112,773 ) ................................
24,112,773
a
Total Investments (Cost $956,243,252) 100.0% ..................................
$1,248,158,485
Other Assets, less Liabilities (0.0)%
†
...........................................
(672,082)
Net Assets 100.0% ...........................................................
$1,247,486,403
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-14
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $932,130,479
Cost - Non-controlled affiliates ( Note 3e) ........................................................ 24,112,773
Value - Unaffiliated issuers .................................................................. $1,224,045,712
Value - Non-controlled affiliates ( Note 3e) ....................................................... 24,112,773
Receivables:
Investment securities sold ................................................................... 317,372
Capital shares sold ........................................................................ 322,165
Dividends ............................................................................... 812,031
Total assets .......................................................................... 1,249,610,053
Liabilities:
Payables:
Investment securities purchased .............................................................. 266,202
Capital shares redeemed ................................................................... 563,309
Management fees ......................................................................... 659,066
Distribution fees .......................................................................... 246,495
Reports to shareholders fees ................................................................ 372,469
Accrued expenses and other liabilities ........................................................... 16,109
Total liabilities ......................................................................... 2,123,650
Net assets, at value ................................................................. $1,247,486,403
Net assets consist of:
Paid-in capital ............................................................................. $750,535,695
Total distributable earnings (losses) ............................................................. 496,950,708
Net assets, at value ................................................................. $1,247,486,403
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $73,714,989
Shares outstanding ........................................................................ 3,999,050
Net asset value and maximum offering price per share ............................................. $18.43
Class 2:
Net assets, at value ....................................................................... $1,135,623,455
Shares outstanding ........................................................................ 64,748,023
Net asset value and maximum offering price per share ............................................. $17.54
Class 4:
Net assets, at value ....................................................................... $38,147,959
Shares outstanding ........................................................................ 2,102,402
Net asset value and maximum offering price per share ............................................. $18.14

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-15
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $79,649)
Unaffiliated issuers ........................................................................ $23,052,882
Non-controlled affiliates ( Note 3e) ............................................................. 1,884
Interest:
Unaffiliated issuers ........................................................................ 1,868
Total investment income ................................................................... 23,056,634
Expenses:
Management fees ( Note 3a) ................................................................... 8,345,066
Interest expense ........................................................................... 27
Distribution fees: (Note 3c)
    Class 2 ................................................................................ 3,054,670
    Class 4 ................................................................................ 121,493
Custodian fees ( Note 4) ...................................................................... 8,348
Reports to shareholders fees .................................................................. 296,725
Professional fees ........................................................................... 74,682
Trustees' fees and expenses .................................................................. 12,301
Other .................................................................................... 34,042
Total expenses ......................................................................... 11,947,354
Expenses waived/paid by affiliates (Note 3e) ................................................... (19,367)
Net expenses ......................................................................... 11,927,987
Net investment income ................................................................ 11,128,647
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 199,381,865
Foreign currency transactions ................................................................ 58,552
Net realized gain (loss) .................................................................. 199,440,417
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 78,102,132
Translation of other assets and liabilities denominated in foreign currencies .............................. (8,242)
Net change in unrealized appreciation (depreciation) ............................................ 78,093,890
Net realized and unrealized gain (loss) ............................................................ 277,534,307
Net increase (decrease) in net assets resulting from operations .......................................... $288,662,954

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-16
Franklin Small Cap Value VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,128,647 $12,966,525
Net realized gain (loss) ................................................. 199,440,417 35,583,469
Net change in unrealized appreciation (depreciation) ........................... 78,093,890 9,897,496
Net increase (decrease) in net assets resulting from operations ................ 288,662,954 58,447,490
Distributions to shareholders:
Class 1 ............................................................. (2,642,045) (3,163,057)
Class 2 ............................................................. (45,737,885) (74,826,606)
Class 4 ............................................................. (1,174,804) (1,993,248)
Total distributions to shareholders .......................................... (49,554,734) (79,982,911)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 12,468,955 3,879,512
Class 2 ............................................................. (189,934,717) 1,523,597
Class 4 ............................................................. 2,438,024 226,802
Total capital share transactions ............................................ (175,027,738) 5,629,911
Net increase (decrease) in net assets ................................... 64,080,482 (15,905,510)
Net assets:
Beginning of year ....................................................... 1,183,405,921 1,199,311,431
End of year ........................................................... $1,247,486,403 $1,183,405,921

Franklin Templeton Variable Insurance Products Trust
FSV-17
Annual Report
Notes to Financial Statements
Franklin Small Cap Value VIP Fund
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Small Cap Value VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at closing
NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m. Eastern time. At December
31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-18
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-19
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,117,537 $20,319,471 455,233 $5,805,187
Shares issued in reinvestment of distributions .......... 136,633 2,503,125 275,768 3,163,057
Shares redeemed ............................... (581,230) (10,353,641) (392,293) (5,088,732)
Net increase (decrease) .......................... 672,940 $12,468,955 338,708 $3,879,512
Class 2 Shares:
Shares sold ................................... 8,044,540 $137,488,496 9,825,906 $112,925,732
Shares issued in reinvestment of distributions .......... 2,619,581 45,737,885 6,827,245 74,826,606
Shares redeemed ............................... (21,998,749) (373,161,098) (15,190,634) (186,228,741)
Net increase (decrease) .......................... (11,334,628) $(189,934,717) 1,462,517 $1,523,597
Class 4 Shares:
Shares sold ................................... 593,014 $10,356,001 422,087 $4,787,696
Shares issued in reinvestment of distributions .......... 65,014 1,174,804 175,927 1,993,248
Shares redeemed ............................... (521,176) (9,092,781) (517,251) (6,554,142)
Net increase (decrease) .......................... 136,852 $2,438,024 80,763 $226,802
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-20
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.630% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net asset of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-21
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2021, there were no credits earned.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 21,360,711 $ 430,860,043 $ (428,107,981) $ — $ — $ 24,112,773 24,112,773 $ 1,884
Total Affiliated Securities ... $21,360,711 $430,860,043 $(428,107,981) $— $— $24,112,773 $1,884
2021 2020
Distributions paid from:
Ordinary income .......................................................... $29,683,290 $20,917,706
Long term capital gain ...................................................... 19,871,444 59,065,205
$49,554,734 $79,982,911
Cost of investments .......................................................................... $962,773,502
Unrealized appreciation ........................................................................ $315,013,250
Unrealized depreciation ........................................................................ (29,628,267)
Net unrealized appreciation (depreciation) .......................................................... $285,384,983
Distributable earnings:
Undistributed ordinary income ................................................................... $84,341,803
Undistributed long term capital gains .............................................................. 127,224,321
Total distributable earnings ..................................................................... $211,566,124
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-22
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$772,912,080 and $992,486,044, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments).
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-23
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ 25,914,502 $ — $ — $ 25,914,502
Banks ............................... 117,046,517 — — 117,046,517
Biotechnology ......................... 3,938,309 — — 3,938,309
Building Products ...................... 56,808,770 — — 56,808,770
Chemicals ........................... 91,513,799 — — 91,513,799
Communications Equipment .............. 31,147,599 — — 31,147,599
Construction & Engineering ............... 62,280,411 — — 62,280,411
Construction Materials .................. 29,703,439 — — 29,703,439
Electric Utilities ........................ 6,959,500 — — 6,959,500
Electrical Equipment .................... 18,976,942 — — 18,976,942
Electronic Equipment, Instruments &
Components ........................ 62,193,641 — — 62,193,641
Energy Equipment & Services ............. 21,889,040 — — 21,889,040
Equity Real Estate Investment Trusts (REITs) . 39,228,165 — — 39,228,165
Food & Staples Retailing ................. 3,400,134 — — 3,400,134
Food Products ........................ — 17,942,933 — 17,942,933
Gas Utilities .......................... 1,970,818 — — 1,970,818
Health Care Equipment & Supplies ......... 31,523,634 — — 31,523,634
Hotels, Restaurants & Leisure ............. 86,447,397 — — 86,447,397
Household Durables .................... 3,414,242 — — 3,414,242
Insurance ............................ 125,330,394 — — 125,330,394
IT Services ........................... 14,822,609 — — 14,822,609
Leisure Products ....................... 21,699,357 — — 21,699,357
Machinery ............................ 93,061,183 — — 93,061,183
Media ............................... 2,472,927 — — 2,472,927
Metals & Mining ....................... 3,712,133 — — 3,712,133
Multi-Utilities .......................... 17,229,524 — — 17,229,524
Oil, Gas & Consumable Fuels ............. 40,918,331 — — 40,918,331
Professional Services ................... 15,610,743 — — 15,610,743
Real Estate Management & Development .... 3,400,185 — — 3,400,185
Semiconductors & Semiconductor Equipment . 8,433,659 — — 8,433,659
Software ............................. 39,568,861 18,075,008 — 57,643,869
Specialty Retail ........................ 30,768,518 17,940,586 — 48,709,104
Textiles, Apparel & Luxury Goods .......... 6,637,906 — — 6,637,906
Thrifts & Mortgage Finance ............... 4,805,072 — — 4,805,072
Trading Companies & Distributors .......... 47,258,924 — — 47,258,924
Short Term Investments ................... 24,112,773 — — 24,112,773
Total Investments in Securities ........... $1,194,199,958 $53,958,527
a
$— $1,248,158,485
a
Includes foreign securities valued at $53,958,527, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-24
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
10. New Accounting Pronouncements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FSV-25
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small Cap
Value VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Small Cap Value VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FSV-26
Annual Report
Franklin Small Cap Value VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $19,871,444
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $20,999,365

FSC-1
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
This annual report for Franklin Small-Mid Cap Growth VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
4
1-Year +9.86%
5-Year +20.72%
10-Year +15.59%

FSC-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/21 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the Russell
Midcap
®
Growth Index and the Standard & Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index
is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund
Summaries.
**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

FSC-3
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in investments of small-capitalization and
mid-capitalization companies. For this Fund, small-cap
companies are those within the market capitalization range
of companies in the Russell 2500
TM
Index at the time of
purchase, and midcap companies are those within the
market capitalization range of companies in the Russell
Midcap
®
Index at the time of purchase.
1
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
Growth stock prices reflect projections of future earnings
or revenues, and can, therefore, fall dramatically if the
company fails to meet those projections. Smaller or midsized companies can be particularly sensitive to changing
economic conditions, and their prospects for growth are
less certain than those of larger companies. Historically,
these securities have experienced more price volatility
than larger-company stocks, especially over the short term.
To the extent the Fund focuses on particular countries,
regions, industries, sectors or types of investment from
time to time, it may be subject to greater risk of adverse
developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for
a particular security or type of security in which the Fund
invests may become less liquid or even illiquid. The Fund
is actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s narrow
benchmark, the Russell Midcap Growth
®
Index, posted a
+12.73% total return, and its broad benchmark, the Standard
& Poor’s
®
500 Index (S&P 500
®
), posted a +28.71% total
return for the same period.
2
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+28.71% total return for the 12 months ended December
31, 2021.
2
Stocks benefited from the continued economic
recovery, monetary and fiscal stimulus measures, rollout
of highly effective COVID-19 vaccines, implementation of
vaccination programs and easing pandemic restrictions.
As many businesses reopened, stimulus payments and
generally high household savings contributed to increased
consumer spending. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment, helping equities to reach new
all-time price highs late in the 12-month period.
Gross domestic product growth was robust during most
of the period, as the lifting of many COVID-19 restrictions
and strong consumer spending continued to support the
economy. Both exports and imports increased significantly in an environment of high business confidence and recovering
industrial production. The continued growth of the economy
led the U.S. to surpass its pre-pandemic output in 2021’s
second quarter.
Portfolio Composition
12/31/21
% of Total
Net Assets
Software 18.0%
IT Services 7.2%
Semiconductors & Semiconductor Equipment 6.0%
Health Care Equipment & Supplies 6.0%
Life Sciences Tools & Services 5.8%
Specialty Retail 5.5%
Hotels, Restaurants & Leisure 5.0%
Professional Services 4.5%
Capital Markets 4.3%
Textiles, Apparel & Luxury Goods 3.2%
Biotechnology 2.5%
Equity Real Estate Investment Trusts (REITs) 2.5%
Electronic Equipment, Instruments &
Components 2.5%
Health Care Technology 2.0%
Other* 23.7%
Short-Term Investments & Other Net Assets 1.3%
1. Please see Index Descriptions following the Fund Summaries.
2. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Franklin Small-Mid Cap Growth VIP Fund
FSC-4
Annual Report
The inflation rate was notably elevated during the
12-month period amid increased demand and supply-chain
bottlenecks. U.S. consumer spending on goods remained
strong, adding to pressure on the prices of many products.
Consequently, the personal consumption expenditures
index, a measure of inflation, surged during the period,
representing the highest 12-month increase in decades. The
unemployment rate declined from 6.7% in December 2020
to 3.9% in December 2021 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%-0.25%. While the Fed also maintained
quantitative easing measures with U.S. Treasury and
mortgage bond purchasing, it began to reduce the rate of
purchases beginning in November 2021 and accelerated
the pace of tapering in December. The Fed also noted
that it expected easing supply constraints to help reduce
inflationary pressures and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation
and returns on capital employed. In assessing value, we
consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the period under review, the Fund’s absolute returns
were positive but lagged those of the Russell Midcap
®
Growth Index. Much of the Fund’s underperformance
was due to stock selection in the health care, information
technology (IT) and industrials sectors.
In the health care sector, shares of cancer immunotherapy
company Iovance Biotherapeutics (not held at period-end)
and cardiac device maker iRhythm Technologies (not part
of the index; not held at period-end) declined and hurt
Fund performance. Iovance faced regulatory filing delays
for a melanoma treatment it developed. while Medicare
headwinds were a drag on iRhythm’s stock. Conversely, an
acquisition offer from a specialty pharmaceutical company
boosted the shares of cannabinoid-focused drugmaker GW
Pharmaceuticals (not part of the index; not held at period-
end), which helped annual returns.
In the IT sector, relative detractors were concentrated in
the software industry where Zendesk (not held at period-
end) and Q2 Holdings (not part of the index; not held at
period-end) underperformed. Zendesk is a supplier of online
customer support software, and the company’s pandemic
recovery has been slower than that of its peers. Zendesk
also announced a planned all-stock buyout of a survey
software company, which further dampened its stock. The
unfavorable impact from distributor inventory levels due to
supply chain disruptions was a drag on Q2 Holdings, which
creates software-as-a-service solutions to help banks.
In contrast, chipmaker Synopsys contributed to IT sector
performance. The company has seen broad based strength
in chip design activity across automobiles, high-performance computing, 5G, mobile and more.
In the industrials sector, defense electronics company
Mercury Systems (not held at period-end) was a leading
detractor. Concerns about budget cuts under the new Biden
administration pressured defense stocks overall.
Top 10 Holdings
12/31/21
Company
Industry
% of Total
Net Assets
a aa
Synopsys, Inc. 2.8%
Software
IDEXX Laboratories, Inc. 2.3%
Health Care Equipment & Supplies
ANSYS, Inc. 1.8%
Software
MSCI, Inc. 1.8%
Capital Markets
MongoDB, Inc. 1.8%
IT Services
CoStar Group, Inc. 1.7%
Professional Services
Chipotle Mexican Grill, Inc. 1.7%
Hotels, Restaurants & Leisure
Bio- Techne Corp. 1.7%
Life Sciences Tools & Services
SiTime Corp. 1.6%
Semiconductors & Semiconductor Equipment
Okta , Inc. 1.5%
IT Services

Franklin Small-Mid Cap Growth VIP Fund
FSC-5
Annual Report
Elsewhere, electric vehicle manufacturer Lucid Group (not
part of the index; not held at period-end) was an individual contributor in the consumer discretionary sector. Its stock
rallied as the company began production of its luxury sedan
that will directly compete with Tesla (not a Fund holding).
Lucid announced it expects to produce 20,000 Lucid Air
sedans in 2022.
Thank you for your participation in Franklin Small-Mid Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Franklin Small-Mid Cap Growth VIP Fund
FSC-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $996.60 $5.93 $1,019.26 $6.00 1.18%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-7
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.99 $19.74 $17.04 $19.71 $17.77
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.15) (0.07) (0.04) (0.05) (0.04)
Net realized and unrealized gains (losses) ........... 2.79 9.96 5.31 (0.70) 3.74
Total from investment operations .................... 2.64 9.89 5.27 (0.75) 3.70
Less distributions from:
Net realized gains ............................. (2.91) (2.64) (2.57) (1.92) (1.76)
Net asset value, end of year ....................... $26.72 $26.99 $19.74 $17.04 $19.71
Total return
c
................................... 10.25% 55.52% 31.80% (5.15)% 21.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.85% 0.84% 0.86% 0.85%
Expenses net of waiver and payments by affiliates
d
...... 0.82% 0.84% 0.83% 0.85% 0.84%
Net investment (loss) ............................ (0.55)% (0.33)% (0.19)% (0.24)% (0.24)%
Supplemental data
Net assets, end of year (000’s) ..................... $79,526 $72,039 $43,169 $33,518 $36,864
Portfolio turnover rate ............................ 43.35% 48.93% 59.07% 44.78% 40.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-8
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.11 $17.29 $15.22 $17.83 $16.27
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.19) (0.11) (0.08) (0.09) (0.08)
Net realized and unrealized gains (losses) ........... 2.38 8.57 4.72 (0.60) 3.40
Total from investment operations .................... 2.19 8.46 4.64 (0.69) 3.32
Less distributions from:
Net realized gains ............................. (2.91) (2.64) (2.57) (1.92) (1.76)
Net asset value, end of year ....................... $22.39 $23.11 $17.29 $15.22 $17.83
Total return
c
................................... 10.01% 55.09% 31.44% (5.37)% 21.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.10% 1.09% 1.11% 1.10%
Expenses net of waiver and payments by affiliates
d
...... 1.07% 1.09% 1.08% 1.10% 1.09%
Net investment (loss) ............................ (0.80)% (0.61)% (0.44)% (0.49)% (0.49)%
Supplemental data
Net assets, end of year (000’s) ..................... $472,565 $503,032 $372,442 $310,300 $390,094
Portfolio turnover rate ............................ 43.35% 48.93% 59.07% 44.78% 40.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-9
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.26 $18.04 $15.81 $18.47 $16.81
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.22) (0.14) (0.10) (0.11) (0.10)
Net realized and unrealized gains (losses) ........... 2.49 9.00 4.90 (0.63) 3.52
Total from investment operations .................... 2.27 8.86 4.80 (0.74) 3.42
Less distributions from:
Net realized gains ............................. (2.91) (2.64) (2.57) (1.92) (1.76)
Net asset value, end of year ....................... $23.62 $24.26 $18.04 $15.81 $18.47
Total return
c
................................... 9.86% 55.01% 31.26% (5.46)% 21.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.18% 1.20% 1.19% 1.21% 1.20%
Expenses net of waiver and payments by affiliates
d
...... 1.17% 1.19% 1.18% 1.20% 1.19%
Net investment (loss) ............................ (0.90)% (0.71)% (0.54)% (0.59)% (0.59)%
Supplemental data
Net assets, end of year (000’s) ..................... $26,518 $25,580 $17,662 $13,759 $15,829
Portfolio turnover rate ............................ 43 .35% 48.93% 59.07% 44.78% 40.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Franklin Small-Mid Cap Growth VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Aerospace & Defense 1.1%
a
TransDigm Group, Inc. ................................. United States 10,300 $ 6,553,684
Airlines 0.5%
a
Southwest Airlines Co. ................................. United States 66,000 2,827,440
Banks 0.7%
a
SVB Financial Group ................................... United States 6,300 4,272,912
Biotechnology 2.5%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 16,700 2,831,986
a
Horizon Therapeutics plc ................................ United States 44,400 4,784,544
a
Mirati Therapeutics, Inc. ................................ United States 8,000 1,173,520
a
PTC Therapeutics, Inc. ................................. United States 45,000 1,792,350
a
Seagen , Inc. ......................................... United States 26,600 4,112,360
14,694,760
Building Products 1.2%
Trane Technologies plc ................................. United States 34,000 6,869,020
Capital Markets 4.3%
Ares Management Corp. ................................ United States 79,500 6,460,965
MarketAxess Holdings, Inc. .............................. United States 11,900 4,894,113
MSCI, Inc. ........................................... United States 17,000 10,415,730
Tradeweb Markets, Inc., A ............................... United States 33,100 3,314,634
25,085,442
Commercial Services & Supplies 1.6%
a
Copart , Inc. .......................................... United States 29,400 4,457,628
Republic Services, Inc. ................................. United States 34,700 4,838,915
9,296,543
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................... United States 36,100 5,189,375
Containers & Packaging 2.0%
Avery Dennison Corp. .................................. United States 20,500 4,439,685
Ball Corp. ........................................... United States 74,300 7,152,861
11,592,546
Electrical Equipment 1.9%
a
Generac Holdings, Inc. ................................. United States 10,200 3,589,584
Rockwell Automation, Inc. ............................... United States 20,900 7,290,965
10,880,549
Electronic Equipment, Instruments & Components 2.5%
Cognex Corp. ........................................ United States 49,400 3,841,344
a
Keysight Technologies, Inc. .............................. United States 35,150 7,258,826
a
Zebra Technologies Corp., A ............................. United States 5,500 3,273,600
14,373,770
Entertainment 1.6%
a
Roku, Inc. ........................................... United States 31,856 7,269,539
a
Zynga, Inc., A ........................................ United States 273,300 1,749,120
9,018,659
Equity Real Estate Investment Trusts (REITs) 2.5%
Equity LifeStyle Properties, Inc. ........................... United States 27,400 2,401,884
SBA Communications Corp. ............................. United States 21,657 8,425,006

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Terreno Realty Corp. ................................... United States 45,050 $ 3,842,315
14,669,205
Food Products 0.5%
a
Freshpet , Inc. ........................................ United States 32,300 3,077,221
Health Care Equipment & Supplies 6.0%
a
Dexcom , Inc. ......................................... United States 10,088 5,416,752
a,b
Figs, Inc., A .......................................... United States 54,500 1,502,020
a
IDEXX Laboratories, Inc. ................................ United States 20,350 13,399,661
a
Inari Medical, Inc. ..................................... United States 31,200 2,847,624
a
Insulet Corp. ......................................... United States 20,500 5,454,435
Teleflex, Inc. ......................................... United States 18,450 6,060,456
34,680,948
Health Care Providers & Services 1.0%
a
Guardant Health, Inc. .................................. United States 39,400 3,940,788
a
HealthEquity , Inc. ..................................... United States 36,300 1,605,912
5,546,700
Health Care Technology 2.0%
a
Certara , Inc. ......................................... United States 50,100 1,423,842
a
Teladoc Health, Inc. ................................... United States 20,466 1,879,188
a
Veeva Systems, Inc., A ................................. United States 32,800 8,379,744
11,682,774
Hotels, Restaurants & Leisure 5.0%
a
Chipotle Mexican Grill, Inc. .............................. United States 5,630 9,842,647
Darden Restaurants, Inc. ............................... United States 24,700 3,720,808
a,b
DraftKings , Inc., A ..................................... United States 116,233 3,192,921
a
Expedia Group, Inc. ................................... United States 9,600 1,734,912
a,b
Sweetgreen , Inc., A .................................... United States 6,000 192,000
Vail Resorts, Inc. ...................................... United States 15,500 5,082,450
a
Wynn Resorts Ltd. .................................... United States 61,100 5,195,944
28,961,682
Household Durables 0.9%
a
NVR, Inc. ........................................... United States 882 5,211,623
Interactive Media & Services 1.8%
a
Match Group, Inc. ..................................... United States 51,624 6,827,274
a
Pinterest, Inc., A ...................................... United States 100,700 3,660,445
10,487,719
Internet & Direct Marketing Retail 0.9%
a
Etsy, Inc. ............................................ United States 22,500 4,926,150
IT Services 7.2%
a
BigCommerce Holdings, Inc., 1 ........................... United States 67,400 2,383,938
a
Cloudflare , Inc., A ..................................... United States 49,200 6,469,800
a
EPAM Systems, Inc. ................................... United States 6,400 4,278,080
a
Marqeta , Inc., A ....................................... United States 151,378 2,599,160
a
MongoDB, Inc. ....................................... United States 19,200 10,163,520
a
Okta , Inc. ........................................... United States 39,600 8,877,132
a
Twilio , Inc., A ......................................... United States 13,400 3,528,756
a
Wix.com Ltd. ......................................... Israel 19,900 3,140,021
41,440,407

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 1.1%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 $ 4,026,670
a
YETI Holdings, Inc. .................................... United States 27,600 2,286,108
6,312,778
Life Sciences Tools & Services 5.8%
a
10X Genomics, Inc., A .................................. United States 26,500 3,947,440
a
Avantor , Inc. ......................................... United States 121,300 5,111,582
Bio- Techne Corp. ..................................... United States 18,625 9,635,457
a
Mettler -Toledo International, Inc. .......................... United States 5,080 8,621,827
West Pharmaceutical Services, Inc. ........................ United States 13,400 6,284,734
33,601,040
Machinery 1.2%
IDEX Corp. .......................................... United States 14,350 3,391,192
a
Proterra , Inc. ......................................... United States 54,000 476,820
Stanley Black & Decker, Inc. ............................. United States 16,846 3,177,493
7,045,505
Oil, Gas & Consumable Fuels 0.3%
Coterra Energy, Inc. ................................... United States 101,700 1,932,300
Personal Products 0.7%
a,b
BellRing Brands, Inc., A ................................. United States 129,700 3,700,341
a
Olaplex Holdings, Inc. .................................. United States 17,100 498,123
4,198,464
Pharmaceuticals 0.6%
a
Catalent , Inc. ........................................ United States 11,200 1,433,936
a
Jazz Pharmaceuticals plc ............................... United States 15,800 2,012,920
3,446,856
Professional Services 4.5%
a
CoStar Group, Inc. .................................... United States 125,250 9,898,507
TransUnion .......................................... United States 65,300 7,743,274
Verisk Analytics, Inc. ................................... United States 37,661 8,614,201
26,255,982
Road & Rail 1.5%
Old Dominion Freight Line, Inc. ........................... United States 23,550 8,439,849
Semiconductors & Semiconductor Equipment 6.0%
a
Allegro MicroSystems , Inc. .............................. Japan 58,900 2,131,002
Entegris , Inc. ......................................... United States 39,900 5,529,342
a,b
GLOBALFOUNDRIES, Inc. .............................. United States 18,600 1,208,442
a
Lattice Semiconductor Corp. ............................. United States 72,655 5,598,794
Monolithic Power Systems, Inc. ........................... United States 12,750 6,289,958
a
Semtech Corp. ....................................... United States 53,600 4,766,648
a
SiTime Corp. ......................................... United States 31,700 9,273,518
34,797,704
Software 16.8%
a
Alkami Technology, Inc. ................................. United States 52,525 1,053,651
a
ANSYS, Inc. ......................................... United States 26,100 10,469,232
a
Arteris , Inc. .......................................... United States 91,900 1,940,009
a
Avalara, Inc. ......................................... United States 50,100 6,468,411
a
Bill.com Holdings, Inc. .................................. United States 25,048 6,240,709
a
Black Knight, Inc. ..................................... United States 81,300 6,738,957
a
Coupa Software, Inc. ................................... United States 29,500 4,662,475

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Crowdstrike Holdings, Inc., A ............................. United States 27,900 $ 5,712,525
a
Datadog , Inc., A ...................................... United States 14,200 2,529,162
a
DocuSign, Inc. ....................................... United States 48,200 7,341,342
a
Duck Creek Technologies, Inc. ........................... United States 73,570 2,215,193
a
Five9, Inc. ........................................... United States 25,900 3,556,588
a,b
Freshworks , Inc., A .................................... United States 29,200 766,792
a
HashiCorp , Inc., A ..................................... United States 5,100 464,304
a
HubSpot , Inc. ........................................ United States 11,800 7,777,970
a
Lightspeed Commerce, Inc. .............................. Canada 46,200 1,867,866
a
Paylocity Holding Corp. ................................. United States 36,050 8,513,568
a
Synopsys, Inc. ....................................... United States 43,550 16,048,174
a
Zscaler , Inc. ......................................... United States 9,000 2,891,970
97,258,898
Specialty Retail 5.5%
a
Burlington Stores, Inc. .................................. United States 22,500 6,558,975
a
Five Below, Inc. ....................................... United States 32,150 6,651,514
a
O'Reilly Automotive, Inc. ................................ United States 10,500 7,415,415
a
Petco Health & Wellness Co., Inc. ......................... United States 126,500 2,503,435
Tractor Supply Co. .................................... United States 36,137 8,622,288
31,751,627
Textiles, Apparel & Luxury Goods 3.2%
a,b
Allbirds , Inc., A ....................................... United States 91,800 1,384,344
a,c,d
Allbirds , Inc., A ....................................... United States 92,392 1,330,614
Levi Strauss & Co., A .................................. United States 84,200 2,107,526
a
Lululemon Athletica , Inc. ................................ United States 21,600 8,455,320
VF Corp. ............................................ United States 69,100 5,059,502
18,337,306
Trading Companies & Distributors 1.5%
Fastenal Co. ......................................... United States 130,800 8,379,048
Total Common Stocks (Cost $355,731,845) .....................................
563,096,486
Convertible Preferred Stocks 1.4%
Diversified Consumer Services 0.2%
a,c,d
Newsela , Inc., D ...................................... United States 48,915 987,771
a
Software 1.2%
a,c,d
Benchling , Inc., F ..................................... United States 35,200 1,150,910
a,c,d,e
Blaize , Inc., D ........................................ United States 206,272 2,050,037
a,c,d
Databricks , Inc., G .................................... United States 8,626 1,943,750
a,c,d
OneTrust LLC, C ...................................... United States 82,367 1,547,478
6,692,175
Total Convertible Preferred Stocks (Cost $7,484,934) ............................
7,679,946
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,c,d,e
Blaize , Inc., 2/28/24 ................................... United States 26,474 31,313
Total Warrants (Cost $—) .....................................................
31,313
Total Long Term Investments (Cost $363,216,779) ...............................
570,807,745
a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-14
Short Term Investments 2.9%
a a
Country Shares
a
Value
a
Money Market Funds 1.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 8,439,570 $ 8,439,570
Total Money Market Funds (Cost $8,439,570) ...................................
8,439,570
a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 1.5%
Money Market Funds 1.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 8,496,850 8,496,850
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $8,496,850) ............................................................
8,496,850
Total Short Term Investments (Cost $16,936,420 ) ................................
16,936,420
a
Total Investments (Cost $380,153,199) 101.6% ..................................
$587,744,165
Other Assets, less Liabilities (1.6)% ...........................................
(9,136,044)
Net Assets 100.0% ...........................................................
$578,608,121
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2021. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 8 regarding holdings of 5% voting securities.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-15
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $361,062,779
Cost - Non-controlled affiliates (Note 3e and 8) ................................................... 19,090,420
Value - Unaffiliated issuers (Includes securities loaned of $8,128,798) ................................. $568,726,395
Value - Non-controlled affiliates (Note 3e and 8) .................................................. 19,017,770
Cash .................................................................................... 19,954
Receivables:
Capital shares sold ........................................................................ 66,022
Dividends and interest ..................................................................... 73,399
Total assets .......................................................................... 587,903,540
Liabilities:
Payables:
Capital shares redeemed ................................................................... 96,842
Management fees ......................................................................... 384,610
Distribution fees .......................................................................... 108,117
Payable upon return of securities loaned (Note 1 c ) .................................................. 8,496,850
Accrued expenses and other liabilities ........................................................... 209,000
Total liabilities ......................................................................... 9,295,419
Net assets, at value ................................................................. $578,608,121
Net assets consist of:
Paid-in capital ............................................................................. $265,294,250
Total distributable earnings (losses) ............................................................. 313,313,871
Net assets, at value ................................................................. $578,608,121
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $79,525,998
Shares outstanding ........................................................................ 2,976,293
Net asset value and maximum offering price per share ............................................. $26.72
Class 2:
Net assets, at value ....................................................................... $472,564,618
Shares outstanding ........................................................................ 21,109,916
Net asset value and maximum offering price per share ............................................. $22.39
Class 4:
Net assets, at value ....................................................................... $26,517,505
Shares outstanding ........................................................................ 1,122,612
Net asset value and maximum offering price per share ............................................. $23.62

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-16
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,580,582
Non-controlled affiliates (Note 3e and 8) ........................................................ 1,511
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 95,735
Non-controlled affiliates (Note 3e ) ............................................................. 741
Total investment income ................................................................... 1,678,569
Expenses:
Management fees (Note 3 a ) ................................................................... 4,727,524
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,249,751
    Class 4 ................................................................................ 95,672
Custodian fees (Note 4 ) ...................................................................... 4,280
Reports to shareholders fees .................................................................. 130,232
Professional fees ........................................................................... 95,387
Trustees' fees and expenses .................................................................. 6,257
Other .................................................................................... 38,421
Total expenses ......................................................................... 6,347,524
Expense reductions (Note 4 ) ............................................................... (5)
Expenses waived/paid by affiliates (Note 3e) ................................................... (17,063)
Net expenses ......................................................................... 6,330,456
Net investment income (loss) ............................................................ (4,651,887)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 110,269,401
Foreign currency transactions ................................................................ (1,499)
Net realized gain (loss) .................................................................. 110,267,902
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (47,948,092)
Non-controlled affiliates (Note 3e and 8) ....................................................... (72,650)
Net change in unrealized appreciation (depreciation) ............................................ (48,020,742)
Net realized and unrealized gain (loss) ............................................................ 62,247,160
Net increase (decrease) in net assets resulting from operations .......................................... $57,595,273

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-17
Franklin Small-Mid Cap Growth VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(4,651,887) $(2,771,523)
Net realized gain (loss) ................................................. 110,267,902 72,207,047
Net change in unrealized appreciation (depreciation) ........................... (48,020,742) 144,395,647
Net increase (decrease) in net assets resulting from operations ................ 57,595,273 213,831,171
Distributions to shareholders:
Class 1 ............................................................. (7,430,783) (5,568,768)
Class 2 ............................................................. (58,482,161) (53,710,860)
Class 4 ............................................................. (3,098,704) (2,461,041)
Total distributions to shareholders .......................................... (69,011,648) (61,740,669)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 7,817,577 11,218,927
Class 2 ............................................................. (19,844,931) 2,617,481
Class 4 ............................................................. 1,399,650 1,452,781
Total capital share transactions ............................................ (10,627,704) 15,289,189
Net increase (decrease) in net assets ................................... (22,044,079) 167,379,691
Net assets:
Beginning of year ....................................................... 600,652,200 433,272,509
End of year ........................................................... $578,608,121 $600,652,200

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Small-Mid Cap Growth VIP Fund
FSC-18
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Small-Mid Cap Growth VIP Fund (Fund) is included
in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At December 31, 2021, 40.1% of the Fund's shares were
held through one insurance company. Investment activities
of these insurance company separate accounts could
have a material impact on the Fund. The Fund offers three
classes of shares: Class 1, Class 2 and Class 4. Each class
of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m. Eastern time. At December
31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-19
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-20
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-21
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 576,234 $15,810,750 706,229 $16,500,714
Shares issued in reinvestment of distributions .......... 290,492 7,430,783 289,889 5,568,768
Shares redeemed ............................... (559,560) (15,423,956) (514,114) (10,850,555)
Net increase (decrease) .......................... 307,166 $7,817,577 482,004 $11,218,927
Class 2 Shares:
Shares sold ................................... 815,205 $18,971,660 2,526,425 $47,366,200
Shares issued in reinvestment of distributions .......... 2,725,170 58,482,161 3,261,133 53,710,860
Shares redeemed ............................... (4,194,907) (97,298,752) (5,564,626) (98,459,579)
Net increase (decrease) .......................... (654,532) $(19,844,931) 222,932 $2,617,481
Class 4 Shares:
Shares sold ................................... 227,811 $5,628,165 319,307 $6,396,773
Shares issued in reinvestment of distributions .......... 136,748 3,098,704 142,257 2,461,041
Shares redeemed ............................... (296,435) (7,327,219) (385,938) (7,405,033)
Net increase (decrease) .......................... 68,124 $1,399,650 75,626 $1,452,781
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-22
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.782% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-23
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
f. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended December 31, 2021, these purchase and sale transactions aggregated $0 and $238,900, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 12,671,175 $ 160,529,330 $ (164,760,935) $ — $ — $ 8,439,570 8,439,570 $ 1,511
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 8,418,420 137,741,526 (137,663,096) — — 8,496,850 8,496,850 741
Total Affiliated Securities ... $21,089,595 $298,270,856 $(302,424,031) $— $— $16,936,420 $2,252
2021 2020
Distributions paid from:
Ordinary income .......................................................... $5,306,215 $4,542,643
Long term capital gain ...................................................... 63,705,433 57,198,026
$69,011,648 $61,740,669
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-24
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$253,820,703 and $333,655,985, respectively.
At December 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$8,496,850 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $380,116,741
Unrealized appreciation ........................................................................ $225,065,490
Unrealized depreciation ........................................................................ (17,438,066)
Net unrealized appreciation (depreciation) .......................................................... $207,627,424
Distributable earnings:
Undistributed ordinary income ................................................................... $17,727,490
Undistributed long term capital gains .............................................................. 87,958,956
Total distributable earnings ..................................................................... $105,686,446
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
92,392
a
Allbirds, Inc., A .............................. 9/22/20 $ 1,068,276 $ 1,330,614
35,200 Benchling, Inc., F ............................ 10/20/21 1,150,910 1,150,910
26,474 Blaize, Inc., 2/28/24 .......................... 3/01/21 - 11/09/21 — 31,313
206,272 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 2,050,037
8,626 Databricks, Inc., G ........................... 2/01/21 1,529,975 1,943,750
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 4,026,670
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 987,771
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 1,547,478
Total Restricted Securities (Value is 2.3% of Net Assets) .............. $10,222,949 $13,068,543
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,384,344 as of December 31, 2021.
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-25
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2021, investments in “affiliated companies” were as follows:
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Blaize, Inc ., 2/28/24 ... $ — $ — $ — $ — $ 31,313 $ 31,313 26,474 $ —
Blaize, Inc., D ....... — 2,154,000 — — (103,963) 2,050,037 206,272 —
Total Affiliated Securities
(Value is 0.4% of Net
Assets) .......... $— $2,154,000 $— $ — $ (72,650) $2,081,350 $—

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-26
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 6,553,684 $ — $ — $ 6,553,684
Airlines .............................. 2,827,440 — — 2,827,440
Banks ............................... 4,272,912 — — 4,272,912
Biotechnology ......................... 14,694,760 — — 14,694,760
Building Products ...................... 6,869,020 — — 6,869,020
Capital Markets ........................ 25,085,442 — — 25,085,442
Commercial Services & Supplies ........... 9,296,543 — — 9,296,543
Communications Equipment .............. 5,189,375 — — 5,189,375
Containers & Packaging ................. 11,592,546 — — 11,592,546
Electrical Equipment .................... 10,880,549 — — 10,880,549
Electronic Equipment, Instruments &
Components ........................ 14,373,770 — — 14,373,770
Entertainment ......................... 9,018,659 — — 9,018,659
Equity Real Estate Investment Trusts (REITs) . 14,669,205 — — 14,669,205
Food Products ........................ 3,077,221 — — 3,077,221
Health Care Equipment & Supplies ......... 34,680,948 — — 34,680,948
Health Care Providers & Services .......... 5,546,700 — — 5,546,700
Health Care Technology ................. 11,682,774 — — 11,682,774
Hotels, Restaurants & Leisure ............. 28,961,682 — — 28,961,682
Household Durables .................... 5,211,623 — — 5,211,623
Interactive Media & Services .............. 10,487,719 — — 10,487,719
Internet & Direct Marketing Retail .......... 4,926,150 — — 4,926,150
IT Services ........................... 41,440,407 — — 41,440,407
Leisure Products ....................... 2,286,108 — 4,026,670 6,312,778
Life Sciences Tools & Services ............ 33,601,040 — — 33,601,040
Machinery ............................ 7,045,505 — — 7,045,505
Oil, Gas & Consumable Fuels ............. 1,932,300 — — 1,932,300
Personal Products ..................... 4,198,464 — — 4,198,464
Pharmaceuticals ....................... 3,446,856 — — 3,446,856
Professional Services ................... 26,255,982 — — 26,255,982
Road & Rail .......................... 8,439,849 — — 8,439,849
Semiconductors & Semiconductor Equipment . 34,797,704 — — 34,797,704
Software ............................. 97,258,898 — — 97,258,898
Specialty Retail ........................ 31,751,627 — — 31,751,627
Textiles, Apparel & Luxury Goods .......... 17,006,692 — 1,330,614 18,337,306
Trading Companies & Distributors .......... 8,379,048 — — 8,379,048
Convertible Preferred Stocks ............... — — 7,679,946 7,679,946
Warrants .............................. — — 31,313 31,313
Short Term Investments ................... 16,936,420 — — 16,936,420
Total Investments in Securities ........... $574,675,622 $— $13,068,543 $587,744,165
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-27
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2021, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 1,208,923 $ — $ (1,077,009) $ — $ — $ — $ — $ (131,914) $ — $ —
Leisure Products .... — 1,669,739 — — — — — 2,356,931 4,026,670 2,356,931
Textiles, Apparel &
Luxury Goods .... — 1,068,276 — — — — — 262,338 1,330,614 262,338
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ — 1,034,805 — — — — — (47,034) 987,771 (47,034)
Software .......... — 6,450,127 — — — — — 242,048 6,692,175 242,048
Textiles, Apparel &
Luxury Goods .... 1,068,276 — (1,068,276) — — — — — — —
Preferred Stocks :
Internet & Direct
Marketing Retail ... 1,657,023 — (1,600,000) — — — — (57,023) — —
Software .......... 768,400 — (768,400) — — — — — — —
Warrants :
Software .......... — —
c
— — — — — 31,313 31,313 31,313
Total Investments in
Securities ............ $4,702,622 $10,222,947 $(4,513,685) $— $— $— $— $2,656,659 $13,068,543 $2,845,596
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-28
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations List
EV - Enterprise value
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks
Leisure Products
.............
$4,026,670 Market comparables EV / revenue multiple 5.3x Increase
c
Discount for lack of
marketability
14.8% Decrease
d
Textiles, Apparel & Luxury Goods
.
1,330,614 Market comparables Discount for lack of
marketability
4.5% Decrease
Convertible Preferred Stocks
Diversified Consumer Services. . . 987,771 Discounted cash flow Discount for lack of marketability
17.9% Decrease
d
Weighted average
cost of capital
14.8% Decrease
c
 Long-term growth rate 5.0% Increase
Software . . . . . . . . . . . . . . . . . . . . 5,541,265 Discounted cash flow Discount for lack of marketability
15.6% Decrease
d
Weighted average
cost of capital
15.8% Decrease
c
Long-term growth rate 2.5% Increase
Market comparables EV / revenue multiple 12.5x - 40.6x
(25.0x)
Increase
d
Discount for lack of
marketability
12.0% - 12.9%
(12.5)%
Decrease
d
All Other Investments
..........
1,182,223
e
Total $13,068,543
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-29
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
12. New Accounting Pronouncements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FSC-30
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small-Mid Cap
Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Small-Mid Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31,
2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FSC-31
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $63,705,433
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,383,811

FSI-1
Annual Report
Franklin Strategic Income VIP Fund
This annual report for Franklin Strategic Income VIP Fund covers the fiscal year ended December 31, 202 1 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
4
1-Year +2.06%
5-Year +3.06%
10-Year +3.60%

FSI-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/2 1 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Bloomberg U.S. Aggregate Bond Index and the Lipper Multi-Sector Income Funds Classification Average. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance
Information preceding the Fund Summaries.
**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.
***Source: Lipper, a Thomson Reuters Company. Please see Index Descriptions following the Fund Summaries.

FSI-3
Annual Report
1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Summary Statement of Investments (SOI).
Franklin Strategic Income VIP Fund
Fund Goal and Main Investments
The Fund seeks a high level of current income, with capital
appreciation over the long term as a secondary goal. Under
normal market conditions, the Fund invests primarily to
predominantly in U.S. and foreign debt securities, including those in emerging markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Bond
prices generally move in the opposite direction of interest
rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes
in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher
credit risks associated with certain lower rated securities
held in the portfolio. Floating rate loans and high yield
corporate bonds are rated below investment grade and are
subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing
economy. The risks of foreign securities include currency
fluctuations and political uncertainty. Investments in
developing markets involve heightened risks related to the
same factors, in addition to those associated with their
relatively small size and lesser liquidity. Investing in
derivative securities and the use of foreign currency
techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund.
The Fund is actively managed but there is no guarantee that
the manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s
benchmark, the Bloomberg U.S. Aggregate Bond Index,
posted a -1.54% total return for the period under review.
1
The Fund’s peers, as measured by the Lipper Multi-Sector
Income Funds Classification Average, posted a +1.86%
return.
2
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -1.54% total return for the
12 months ended December 31, 2021.
1
As the U.S. economy
continued to recover from the COVID-19 pandemic,
investor appetite for risk increased and the search for yield intensified. Consequently, lower-rated bonds posted greater
returns than higher-rated bonds. The inflation rate rose
significantly during the 12-month period amid increased
demand and supply-chain bottlenecks. Shorter-term bonds
generally outperformed longer-term bonds, which tend to be
more sensitive to inflation.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a record-
low range of 0.00%–0.25%. While the Fed also maintained
quantitative easing measures with U.S. Treasury and
mortgage bond purchasing, it began to reduce the rate of
purchases beginning in November 2021 and accelerated
the pace of tapering in December. The Fed also noted
that it expected easing supply constraints to help reduce
inflationary pressures and that further employment progress
was needed before the Fed would consider raising the range
for the federal funds target rate.
U.S. Treasury bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -2.32% total return for the
12-month period.
1
The 10-year U.S. Treasury yield (which
moves inversely to price) was relatively low as the period
began. However, yields rose thereafter as inflation grew and many investors expected future interest-rate increases to
Portfolio Composition
12/31/21
% of Total Net
Assets
Corporate Bonds 50.8%
Foreign Government and Agency Securities 12.7%
Residential Mortgage-Backed Securities 8.1%
Management Investment Companies 7.9%
Asset-Backed Securities 6.8%
U.S. Government and Agency Securities 3.8%
Senior Floating Rate Interests 1.6%
Marketplace Loans 1.5%
Mortgage-Backed Securities 1.3%
Other 1.8%
Short-Term Investments & Other Net Assets 3.7%

Franklin Strategic Income VIP Fund
FSI-4
Annual Report
accelerate. Mortgage-backed securities (MBS), as measured
by the Bloomberg U.S. MBS Index, posted a -1.04% total
return for the period.
1
Fed action was a catalyst for the corporate bond market. The strengthening economy and prospect of a return to normal
conditions tempered concerns about credit quality, which
benefited lower-rated bonds. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a +5.28% total
return. In contrast, investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
declined overall, posting a -1.04% total return.
1
Investment Strategy
We allocate our investments among the various types
of debt available based on our assessment of changing
economic, global market, industry and issuer conditions.
We use a top-down analysis of macroeconomic trends,
combined with a bottom-up fundamental analysis of market
sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example,
we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or
rating. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments.
Manager’s Discussion
The Fund allocated assets across the broad fixed income
markets seeking the best relative value opportunities for
income and capital appreciation.
The portfolio held sizable exposure across corporate credit
sectors. We maintained our largest exposure in high-yield
corporate credit and increased allocation over the period.
With limited defaults, ample issuer liquidity and strong
economic underpinnings, U.S. high-yield spreads more than
compensate for expected intermediate-term default losses,
in our view. While 2022 could see continued volatility arising from persistent inflationary pressures, a shifting U.S. Federal
Reserve (Fed) reaction function, increased equity volatility and ongoing uncertainty from COVID-19 variants such as the
latest Omicron variant, we nonetheless believe U.S. high-
yield is positioned to provide attractive risk-adjusted returns given a combination of relative yield, moderate duration, and improving credit quality.
The portfolio’s second largest allocation was in investment-
grade corporate credit, which we reduced exposure to over
the period. We believe investment-grade corporate bonds
should still benefit from above trend growth, even if gross
domestic product (GDP) and earnings growth have peaked.
However, the opportunity has become less compelling given
tight valuations and marginally worse index credit quality.
We remain comfortable with investment-grade corporates
but see a risk reward balance that is more skewed to the
downside.
We increased our senior secured floating-rate bank
loans, while paring collateralized loan obligation (CLO)
exposure. We do not expect a high probability of large-scale fundamental weakness in the loan market over the next year,
especially to such a degree that it eclipses the significant technical tailwinds for floating-rate assets. We maintain a
moderately bullish outlook for the bank loan sector, with
the view that over the next 12 months, technical conditions
should remain strong and fundamentals broadly constructive
with subdued default rates, against the backdrop of a rising interest-rate environment.
We remained allocated to sovereign emerging market debt
as we retained our positive outlook for the asset class.
After the autumn 2021 sell-off, valuations now appear
more attractive. Sovereign emerging markets securities
continue to recover from the pandemic, with conspicuous
improvements in fiscal balances and debt-to-GDP metrics.
External debt servicing positions have been bolstered by the
International Monetary Fund’s allocation of special drawing
rights (SDRs), in addition to Covid-related emergency
funding. Key risks include a further slowdown in economic
growth, higher inflation and a sharper than expected
tightening of U.S. monetary policy. That said, the asset class is better positioned to avoid a taper tantrum than was the
case in 2013.
We remained allocated to the non-agency residential
mortgage-backed securities (RMBS) sector, with exposure
primarily in the seasoned credit risk transfer securities. We pared exposure over the period amid continued strength
in the sector. A fundamentally solid housing backdrop is
positive for mortgage credit and should continue to support
the RMBS sector over the near to intermediate-term.
Increased inflation expectations along with the Fed tapering that began in November 2021 (which will be accelerated as
announced by the Fed in December) are factors that could
result in higher interest-rates, which could lead to modest
headwinds for the RMBS sector.

Franklin Strategic Income VIP Fund
FSI-5
Annual Report
In our foreign-currency exposure, we closed out our long
Japanese yen and short Canadian and Singapore dollar
positions. We moved from a short Australian dollar to slight long position and from long Euro to a short position on the
currency.
Allocation across corporate credit boosted performance
with the Fund’s high-yield corporate credit allocation being the most significant contributor to returns. Additionally,
allocations to senior secured floating-rate loans, RMBS
and marketplace loans boosted performance. CLOs and
investment-grade corporate credit also contributed. In
contrast, the Fund’s allocation to non-dollar developed
securities was a slight detractor from performance. Foreign
currency exposure negatively contributed to returns driven
by negative returns from Japanese yen, Colombian peso,
Turkish lira and Uruguayan peso positions.
The Fund utilized derivatives, including credit default swaps, currency forwards and government bond futures, primarily
as a tool for efficient portfolio management and to manage
overall portfolio risk. These derivative transactions may
provide the same, or similar, net long or short exposure to
select currencies, interest rates, countries, duration or credit risks compared to holding securities.
Thank you for your participation in Franklin Strategic Income
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Franklin Strategic Income VIP Fund
FSI-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $1,002.90 $5.56 $1,019.66 $5.60 1.10%

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Highlights
Franklin Strategic Income VIP Fund
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
FSI-7
a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.76 $10.93 $10.65 $11.15 $11.01
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.36 0.45 0.47 0.45
Net realized and unrealized gains (losses) ........... (0.08) 0.01 0.43 (0.65) 0.04
Total from investment operations .................... 0.25 0.37 0.88 (0.18) 0.49
Less distributions from:
Net investment income and net foreign currency gains .. (0.37) (0.54) (0.60) (0.32) (0.35)
Net asset value, end of year ....................... $10.64 $10.76 $10.93 $10.65 $11.15
Total return
c
................................... 2.28% 3.75% 8.41% (1.65)% 4.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.75% 0.71% 0.67% 0.68%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.73% 0.68% 0.63% 0.63%
Net investment income ........................... 3.11% 3.46% 4.09% 4.28% 4.00%
Supplemental data
Net assets, end of year (000’s) ..................... $248,352 $261,409 $285,437 $302,610 $361,465
Portfolio turnover rate ............................ 58.28%
e
114.19% 114.89%
e
107.90%
e
108.73%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 43.00%
e
73.45% 72.45%
e
40.38%
e
48.11%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f).
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
FSI-8
a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.36 $10.55 $10.28 $10.76 $10.64
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.33 0.40 0.42 0.40
Net realized and unrealized gains (losses) ........... (0.07) —
c
0.42 (0.61) 0.04
Total from investment operations .................... 0.22 0.33 0.82 (0.19) 0.44
Less distributions from:
Net investment income and net foreign currency gains .. (0.35) (0.52) (0.55) (0.29) (0.32)
Net asset value, end of year ....................... $10.23 $10.36 $10.55 $10.28 $10.76
Total return
d
................................... 2.11% 3.43% 8.05% (1.77)% 4.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.01% 0.96% 0.92% 0.93%
Expenses net of waiver and payments by affiliates
e
...... 0.99% 0.99% 0.93% 0.88% 0.88%
Net investment income ........................... 2.86% 3.23% 3.84% 4.03% 3.75%
Supplemental data
Net assets, end of year (000’s) ..................... $89,733 $100,758 $94,928 $89,264 $214,271
Portfolio turnover rate ............................ 58.28%
f
114.19% 114.89%
f
107.90%
f
108.73%
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 43.00%
f
73.45% 72.45%
f
40.38%
f
48.11%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f).
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
FSI-9
a
Year Ended December 31,
2021* 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.66 $10.83 $10.56 $11.04 $10.90
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.32 0.41 0.43 0.40
Net realized and unrealized gains (losses) ........... (0.07) 0.01 0.42 (0.64) 0.04
Total from investment operations .................... 0.22 0.33 0.83 (0.21) 0.44
Less distributions from:
Net investment income and net foreign currency gains .. (0.34) (0.50) (0.56) (0.27) (0.30)
Net asset value, end of year ....................... $10.54 $10.66 $10.83 $10.56 $11.04
Total return
c
................................... 2.06% 3.34% 7.93% (1.88)% 4.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.10% 1.06% 1.02% 1.03%
Expenses net of waiver and payments by affiliates
d
...... 1.09% 1.09% 1.03% 0.98% 0.98%
Net investment income ........................... 2.76% 3.12% 3.74% 3.93% 3.65%
Supplemental data
Net assets, end of year (000’s) ..................... $50,381 $51,709 $54,485 $60,763 $74,013
Portfolio turnover rate ............................ 58.28%
e
114.19% 114.89%
e
107.90%
e
108.73%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 43.00%
e
73.45% 72.45%
e
40.38%
e
48.11%
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f).
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments, December 31, 2021
Franklin Strategic Income VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 13,794 $ 382,370
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 4,478 67,170
a
Birch Permian Holdings, Inc. ............................. United States 34,907 519,242
586,412
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 68,861
a
iHeartMedia , Inc., A .................................... United States 8,384 176,399
a,b
iHeartMedia , Inc., B ................................... United States 142 2,779
248,039
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 431 1,340
a,b,c
Riviera Resources, Inc. ................................. United States 6,620 —
1,340
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 1 4
Total Common Stocks (Cost $2,063,659) .......................................
1,218,165
Management Investment Companies 7.9%
Capital Markets 7.9%
d
Franklin Floating Rate Income Fund ....................... United States 3,420,372 27,739,219
SPDR Blackstone Senior Loan ETF ....................... United States 65,000 2,965,950
30,705,169
Total Management Investment Companies (Cost $34,601,922) ....................
30,705,169
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 879 2
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,098 1
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,412 —
3
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 592 6,689
Total Warrants (Cost $—) .....................................................
6,692
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 28,116 23,986
Total Convertible Bonds (Cost $6,871) .........................................
23,986

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 50.8%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 ...............
United States 700,000 $ 816,238
g
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,456,896
2,273,134
Air Freight & Logistics 0.3%
g
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 298,114
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 731,616
1,029,730
Airlines 1.2%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 642,453
g
Azul Investments LLP , Senior Note , 144A, 7.25% , 6/15/26 ....... Brazil 700,000 642,110
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,156,795
g
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 900,000 942,835
g
International Consolidated Airlines Group SA , Senior Note , Reg S,
3.75% , 3/25/29 ..................................... United Kingdom 1,000,000 EUR 1,115,267
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 104,405
4,603,865
Auto Components 1.5%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 871,104
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 500,000 488,387
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,200,000 1,276,656
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 900,000 889,875
Goodyear Tire & Rubber Co. (The) ,
g
Senior Note, 144A, 5%, 7/15/29 ........................ United States 800,000 860,880
Senior Note , 4.875%, 3/15/27 .......................... United States 500,000 529,945
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 999,845
5,916,692
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,200,000 1,202,976
Banks 1.8%
Banco Santander SA , Sub. Note , 2.749% , 12/03/30 ............
Spain 300,000 293,921
g
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 500,000 505,061
g
China Construction Bank Corp. , Sub. Note , Reg S, 4.25% to 2/27/24,
FRN thereafter , 2/27/29 ............................... China 800,000 842,368
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 810,105
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 293,424
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual . United States 213,000 222,345
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 1,011,815
Senior Note , 3.2%, 6/15/26 ............................ United States 1,213,000 1,287,579
g
Societe Generale SA , Senior Bond , 144A, 2.889% to 6/09/31, FRN
thereafter , 6/09/32 ................................... France 800,000 798,665

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
SVB Financial Group , Senior Note , 3.125% , 6/05/30 ...........
United States 300,000 $ 315,203
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/03/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 494,639
6,875,125
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 1,700,000 1,865,325
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 991,640
2,856,965
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 749,210
Building Products 0.4%
Owens Corning , Senior Bond , 4.3% , 7/15/47 .................
United States 700,000 803,165
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 517,158
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 204,456
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 193,000
1,717,779
Capital Markets 0.6%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.21% to 4/22/41,
FRN thereafter , 4/22/42 ............................... United States 400,000 415,604
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 809,000 872,835
g
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 1,215,366
2,503,805
Chemicals 4.0%
g
Alpek SAB de CV , Senior Note , 144A, 4.25% , 9/18/29 .......... Mexico 800,000 852,148
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 134,384 137,811
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 904,860
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,600,000 1,704,368
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 ..............
United States 400,000 484,442
g
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 800,000 869,461
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 700,000 685,234
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 316,942
g
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 300,000 298,046
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 1,100,000 1,107,078
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 1,200,000 1,240,314
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 917,201
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 390,106
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 300,000 308,218
g
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 600,000 591,843
Methanex Corp. , Senior Note , 5.125% , 10/15/27 ..............
Canada 500,000 525,500
g
SABIC Capital II BV , Senior Note , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 600,000 678,279
Sasol Financing USA LLC , Senior Bond , 6.5% , 9/27/28 .........
South Africa 900,000 976,464
g
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 500,000 468,202
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 300,000 288,470

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 $ 859,820
g
Unifrax Escrow Issuer Corp. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 200,000 202,284
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 300,000 303,810
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........
United States 200,000 212,201
g
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 103,280
15,426,382
Commercial Services & Supplies 0.9%
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 200,000 196,600
g
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 200,000 EUR 226,143
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 700,000 690,487
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,300,000 1,256,678
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 986,475
3,356,383
Communications Equipment 0.3%
g
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 1,374,000 1,286,064
Construction & Engineering 0.2%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 304,569
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 515,753
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn .,
9/30/36 ........................................... United States 200,000 147,768
968,090
Construction Materials 0.2%
g
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 700,000 698,541
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 509,681
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 300,000 301,203
g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 1,000,000 1,030,380
1,841,264
Containers & Packaging 1.4%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 800,000 793,868
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 300,000 302,213
g
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 1,278,000 1,282,665
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 566,000 593,459
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 100,000 105,600
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 497,008

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 600,000 $ 584,292
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 137,299
Senior Note , 144A, 5.125%, 12/01/24 .................... United States 709,000 760,154
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 411,940
5,468,498
Diversified Consumer Services 0.2%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 800,000 823,444
Diversified Financial Services 0.6%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 709,471
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,428,772
2,138,243
Diversified Telecommunication Services 1.3%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 900,000 861,120
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 198,785
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 809,484
CCO Holdings LLC / CCO Holdings Capital Corp. ,
g
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 300,000 307,570
Senior Bond, 4.5%, 5/01/32 ............................ United States 1,000,000 1,030,415
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 315,627
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 631,968
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 180,857
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 900,000 907,137
5,242,963
Electric Utilities 1.6%
g
CGNPC International Ltd. , Senior Note , Reg S, 3.75% , 12/11/27 .. China 300,000 318,125
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 400,000 397,593
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,445,909
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 400,000 469,747
g
State Grid Overseas Investment BVI Ltd. , Senior Note , 144A, 3.5% ,
5/04/27 ........................................... China 1,651,000 1,784,223
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 121,164
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 1,104,010
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 535,218
6,175,989
Electrical Equipment 0.5%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,022,980
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 910,543
1,933,523
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 909,328

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
Flex Ltd. , Senior Note , 4.875% , 5/12/30 .....................
United States 800,000 $ 913,250
1,822,578
Energy Equipment & Services 0.7%
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 800,000 740,832
g
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 200,000 207,238
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 432,423
g
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 51,000 52,583
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 1,200,000 1,247,766
2,680,842
Entertainment 0.5%
g
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 600,000 597,000
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 332,644
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 1,204,180
2,133,824
Equity Real Estate Investment Trusts (REITs) 1.2%
g
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 500,000 504,438
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 513,062
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 390,970
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 300,000 315,431
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 300,000 303,837
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 .......
United States 800,000 950,233
g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 1,400,000 1,447,628
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 407,684
4,833,283
Food & Staples Retailing 0.2%
g
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ............ Chile 700,000 750,582
Food Products 1.2%
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 216,954
g
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 1,200,000 1,234,680
g
JBS Finance Luxembourg SARL ,
Senior Bond, 144A, 3.625%, 1/15/32 ..................... United States 400,000 402,196
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 700,000 693,007
g
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.125% , 1/31/30 . United States 1,200,000 1,233,504
g
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 800,000 795,296
4,575,637
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 308,928

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.2%
g
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 $ 507,860
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 399,388
907,248
Health Care Providers & Services 1.5%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ...................
United States 150,000 167,345
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 313,269
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 98,654
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 216,038
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 612,033
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 196,333
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 800,000 816,224
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 741,685
CVS Health Corp. , Senior Bond , 1.75% , 8/21/30 ..............
United States 400,000 381,645
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,230,672
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 100,000 105,887
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 500,000 511,390
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 330,000 360,607
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 206,755
5,958,537
Hotels, Restaurants & Leisure 2.6%
g
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 720,000 721,080
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 708,151
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 632,000 632,822
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 806,380
g
Melco Resorts Finance Ltd. , Senior Note , 144A, 5.75% , 7/21/28 .. Hong Kong 600,000 604,164
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 202,283
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 1,800,000 1,794,375
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 298,943
g
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 300,000 291,454
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 400,000 402,000
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 500,000 496,797
g
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 1,400,000 1,425,088
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,200,000 1,075,878
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 700,000 649,250
10,108,665
Household Durables 0.7%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 591,909
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 1,300,000 1,395,576
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 700,000 723,761
2,711,246
Household Products 0.7%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 700,000 704,532
g
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .... United States 1,300,000 1,270,705

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products (continued)
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 $ 296,894
g
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 500,000 494,487
2,766,618
Independent Power and Renewable Electricity Producers 1.8%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 403,574
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 600,000 600,927
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 200,000 203,356
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 691,436
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 699,328
g
Colbun SA ,
Senior Note , 144A, 3.95%, 10/11/27 ..................... Chile 800,000 846,420
Senior Note , 144A, 3.15%, 3/06/30 ...................... Chile 300,000 300,487
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,100,000 1,093,427
g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 1,011,480
g
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,151,800
7,002,235
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 1,072,783
Interactive Media & Services 0.5%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 2,100,000 2,059,704
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. , Senior Bond , 4% , 12/06/37 .........
China 400,000 434,334
JD.com, Inc. , Senior Note , 3.375% , 1/14/30 ..................
China 1,200,000 1,253,067
g
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 600,000 583,635
2,271,036
IT Services 1.1%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 873,936
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 732,207
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 202,535
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,079,760
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,237,272
4,125,710
Machinery 0.7%
g
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,400,000 1,412,586
g
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 1,100,000 1,157,783
2,570,369
Marine 0.3%
g
ICTSI Treasury BV , Senior Note , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,249,980

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 2.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 $ 1,287,937
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 428,612
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 320,766
g
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 300,000 310,800
g
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 600,000 300,690
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 205,040
g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,400,000 1,416,625
g
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ........ United States 800,000 816,460
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 1,100,000 1,103,669
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 300,000 291,421
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 800,000 759,212
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 604,392
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 1,321,000 1,335,855
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 100,000 101,178
9,282,657
Metals & Mining 1.2%
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 .........
United States 1,200,000 1,192,770
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 1,000,000 985,370
g
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 800,000 843,364
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 700,000 736,211
g
Novelis Corp. , Senior Bond , 144A, 3.875% , 8/15/31 ........... United States 200,000 199,061
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 597,903
4,554,679
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 100,000 96,896
Multiline Retail 0.0%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,005,954 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 446,180 —
—
Oil, Gas & Consumable Fuels 5.0%
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 130,000 148,179
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 184,523
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 600,000 644,994
Senior Note, 4.875%, 11/15/27 ......................... United States 500,000 545,713
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 456,241
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ...........
Canada 277,000 305,928

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 1,500,000 $ 1,560,225
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 311,706
g
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 500,000 483,038
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 520,770
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 200,000 212,158
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,126,598
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 104,146
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 909,763 846,462
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 725,375
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 206,425
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 307,101 316,079
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 1,394,630 1,468,943
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,494,896
Occidental Petroleum Corp. ,
Senior Bond, 6.125%, 1/01/31 .......................... United States 600,000 730,008
Senior Bond, 6.45%, 9/15/36 ........................... United States 500,000 638,500
Senior Note , 8.875%, 7/15/30 .......................... United States 700,000 945,266
g
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 1,400,000 1,457,400
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,806,386
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 521,950
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,220,664
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 318,519
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 311,749
19,612,841
Paper & Forest Products 0.4%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 413,092
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 712,593
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 400,000 387,696
1,513,381
Personal Products 0.3%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 741,576
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 600,000 582,909
1,324,485
Pharmaceuticals 1.6%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 300,000 264,090
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 1,000,000 1,021,810
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 993,847
g
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 1,200,000 1,244,604
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 600,000 627,885
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 700,000 712,586

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 $ 499,474
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 883,845
6,248,141
Real Estate Management & Development 1.1%
g
China Overseas Finance Cayman VI Ltd. , Senior Note , Reg S,
5.95% , 5/08/24 ..................................... China 700,000 760,901
g
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 800,000 791,113
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 800,000 835,312
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 501,785
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 1,000,000 1,066,460
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR 223,425
4,178,996
Road & Rail 1.0%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 637,949
g
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 800,000 778,812
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 1,500,000 2,005,050
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 517,137
3,938,948
Software 0.3%
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 1,074,706
Specialty Retail 1.0%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 228,704
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 500,000 534,468
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 700,000 715,767
g
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 ... United States 600,000 592,023
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 1,200,000 1,177,314
h
Party City Holdings, Inc. , Senior Secured Note , FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 236,150 222,825
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 409,612
3,880,713
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 200,670
Textiles, Apparel & Luxury Goods 0.1%
g
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 300,000 300,501
Thrifts & Mortgage Finance 0.1%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 308,012
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 3.4% , 5/06/30 ................
United States 1,200,000 1,242,855
Trading Companies & Distributors 0.6%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,193,130

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,000,000 $ 1,041,205
2,234,335
Wireless Telecommunication Services 0.6%
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 20,381 18,744
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 500,000 560,125
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 500,000 489,488
Senior Secured Note, 3.875%, 4/15/30 ................... United States 1,300,000 1,423,144
2,491,501
Total Corporate Bonds (Cost $196,559,037) .....................................
197,482,787
h,i
Senior Floating Rate Interests 1.6%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.724%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 446,430 435,590
2020 Term Loan, B2, 3.724%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 240,016 234,189
669,779
a a a a a a
Airlines 0.3%
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 1,000,000 1,000,535
Kestrel Bidco , Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 280,186 272,816
1,273,351
a a a a a a
Diversified Consumer Services 0.2%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 724,712 711,580
Entertainment 0.2%
Diamond Sports Group LLC , Term Loan , 3.36% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 444,874 208,966
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.86% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 544,078 533,672
742,638
a a a a a a
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 784,310 771,075
Motion Acquisition Ltd. ,
Term Loan, B1, 3.474%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 348,342 341,531
Term Loan, B2, 3.474%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 49,660 48,689
1,161,295
a a a a a a
Media 0.3%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 745,545 748,535

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-22
a a
Country
Principal
Amount
*
a
Value
a a a a a
h,i
Senior Floating Rate Interests
(continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.629% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 298,473 $ 294,774
1,043,309
a a a a a a
Personal Products 0.1%
Coty, Inc. , USD Term Loan, B , 2.353% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 579,300 572,783
Total Senior Floating Rate Interests (Cost $6,307,134) ...........................
6,174,735
j,k
Marketplace Loans 1.5%
Diversified Financial Services 1.5%
b
Freedom Financial Asset Management LLC, 5.99% - 26.49%,
8/12/23 - 2/12/27 .................................... United States 2,144,992 2,154,237
b
LendingClub Corp. - LCX PM, 10.19% - 20.49%, 10/08/23 - 2/03/26 United States 146,404 135,206
b
LendingClub Corp. - LCX, 7.56% - 25.65%, 9/26/22 - 2/28/25 .... United States 380,018 345,191
b
Prosper Funding LLC, 10.4% - 26.13%, 12/16/24 - 12/20/26 ..... United States 963,163 952,657
b
Upstart Network, Inc., 6.01% - 32.86%, 9/20/24 - 12/13/26 ....... United States 2,323,564 2,305,116
5,892,407
a a a a a a
Total Marketplace Loans (Cost $5,997,498) .....................................
5,892,407
l
Loan Participations and Assignments 0.4%
g
Russian Railways Via RZD Capital plc, Senior Note, Reg S, 5.7%,
4/05/22 ........................................... Russia 1,500,000 1,516,568
Total Loan Participations and Assignments (Cost $1,508,535) ....................
1,516,568
Foreign Government and Agency Securities 12.7%
g
African Export-Import Bank (The) , Senior Note , 144A, 3.994% ,
9/21/29 ........................................... Supranational
m
2,000,000 2,069,032
g
Angola Government Bond , Senior Note , 144A, 8.25% , 5/09/28 ... Angola 2,500,000 2,518,312
g
Banque Centrale de Tunisie , Senior Note , Reg S, 5.625% , 2/17/24 Tunisia 2,300,000 EUR 2,084,811
g
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
m
1,200,000 1,328,736
g
Belarus Government Bond ,
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 1,200,000 956,280
Senior Note , 144A, 7.625%, 6/29/27 ...................... Belarus 1,200,000 1,108,488
Brazil Notas do Tesouro Nacional , Senior Bond , 3.875% , 6/12/30 .
Brazil 1,000,000 971,750
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,413,300
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,489,093
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 500,000 513,035
Senior Bond, 5%, 6/15/45 ............................. Colombia 1,900,000 1,721,875
g
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 982,270
g
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.85%, 1/27/45 ...................... Dominican
Republic 700,000 773,500
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 81,500,000 DOP 1,469,592
Ecopetrol SA ,
Senior Bond, 4.125%, 1/16/25 .......................... Colombia 400,000 407,030
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 400,000 389,604
g
Egypt Government Bond , Senior Bond , 144A, 7.625% , 5/29/32 ... Egypt 600,000 570,057
f,g
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/29/23,
FRN thereafter , Perpetual ............................. France 2,425,000 2,518,508

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
g
Export-Import Bank of India , Senior Note , 144A, 3.875% , 2/01/28 . India 1,655,000 $ 1,773,627
g
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 .. Gabon 1,600,000 1,558,120
g
Indonesia Asahan Aluminium Persero PT , Senior Note , 144A, 5.45% ,
5/15/30 ........................................... Indonesia 1,400,000 1,598,268
Indonesia Government Bond ,
g
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 900,000 1,003,724
g
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 300,000 353,616
g
Senior Note, 144A, 3.85%, 7/18/27 ....................... Indonesia 1,200,000 1,315,944
FR64, 6.125%, 5/15/28 ............................... Indonesia 9,500,000,000 IDR 679,208
g
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 1,625,000 1,559,285
g
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,000,000 1,100,650
g
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 1,500,000 1,845,525
Mexico Government Bond ,
Senior Bond, 4.75%, 4/27/32 ........................... Mexico 600,000 679,800
Senior Note , 3.75%, 1/11/28 ............................ Mexico 500,000 537,888
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 800,000 1,093,444
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 700,000 673,750
g
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 657,498
g
Russia Government Bond , Senior Note , Reg S, 4.75% , 5/27/26 ... Russia 1,200,000 1,314,173
South Africa Government Bond ,
Senior Bond, 4.85%, 9/30/29 ........................... South Africa 600,000 621,180
Senior Bond, 5.875%, 6/22/30 .......................... South Africa 700,000 781,918
Turkey Government Bond ,
Senior Bond, 4.875%, 10/09/26 ......................... Turkey 800,000 727,069
Senior Bond, 5.95%, 1/15/31 ........................... Turkey 1,600,000 1,435,824
g
Ukraine Government Bond ,
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 500,000 447,565
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 200,000 198,702
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 369,000 361,850
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 369,000 358,985
n
VRI, GDP Linked Security, Senior Bond, 144A, Reg S, 5/31/40 .. Ukraine 978,000 893,868
o
Uruguay Government Bond ,
Index Linked, Senior Bond, 4.375%, 12/15/28 ............... Uruguay 5,581,686 UYU 148,957
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 93,155,571 UYU 2,348,910
Total Foreign Government and Agency Securities (Cost $50,995,661) ..............
49,354,621
U.S. Government and Agency Securities 3.8%
U.S. Treasury Notes ,
1.625%, 11/15/22 .................................... United States 2,700,000 2,729,016
1.75%, 1/31/23 ..................................... United States 2,700,000 2,738,180
2.75%, 2/15/24 ..................................... United States 3,700,000 3,854,070
1.125%, 2/28/27 ..................................... United States 5,500,000 5,457,890
Total U.S. Government and Agency Securities (Cost $14,843,232) .................
14,779,156
Asset-Backed Securities 6.8%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 89,800 93,621
Consumer Finance 0.4%
p
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.473% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 1,494,000 1,496,700

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services 6.4%
g,p
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.781% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 1,455,000 $ 1,449,562
g,p
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.282% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 700,000 697,468
g,p
BlueMountain CLO Ltd. , 2018-1A , D , 144A, FRN , 3.182% , ( 3-month
USD LIBOR + 3.05% ), 7/30/30 .......................... United States 1,000,000 964,833
g,p
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 600,000 EUR 683,004
g,p
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.631% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 460,000 459,047
g,p
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.224% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,408,860 1,408,854
g,p
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 3.024% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 ........ United States 300,000 286,984
g,p
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.324% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 1,213,000 1,207,133
g,p
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 1.574% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 .......................... United States 1,500,000 1,501,497
g,q
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 16.892%, 1/15/45 ................ United States 333,666 331,828
2019-52, PT, 144A, FRN, 16.224%, 1/15/45 ................ United States 366,907 366,934
2019-S8, PT, 144A, FRN, 10.684%, 1/15/45 ................ United States 236,111 231,444
2020-2, PT, 144A, FRN, 16.149%, 3/15/45 ................. United States 345,357 344,320
2020-7, PT, 144A, FRN, 16.127%, 4/17/45 ................. United States 196,681 193,710
g,p
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.124% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 863,000 857,839
g,p
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 2.974% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 300,000 288,512
g,p
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.074% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 250,000 249,427
g,p
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 1.955% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 400,000 399,835
g
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,269,255 1,255,235
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 480,000 479,187
g,p
LCM 26 Ltd. , 26A , B , 144A, FRN , 1.532% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 ...................................... United States 250,000 248,754
g,p
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.724%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 350,000 350,349
17A, CRR, 144A, FRN, 2.224%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 320,000 319,320
g,p
LCM XVIII LP , 18A , DR , 144A, FRN , 2.932% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 770,000 738,865
g,p
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 400,000 EUR 455,694
g,p
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 1.524% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 ........................... United States 1,500,000 1,499,134
g,q
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 902,246 926,299
g,p
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
1.924% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 ............ United States 250,000 250,485
g,p
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.094% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 500,000 499,629
g,p
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
2.974% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 400,000 392,742

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,p
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.081% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 1,000,000 $ 959,776
g,q
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 209,893 213,405
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 231,592 227,628
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 63,950 64,525
g,p
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.324% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 1,300,000 1,298,613
g,q
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
13.266% , 2/15/26 .................................... United States 192,834 197,002
g,p
Voya CLO Ltd. ,
2013-2A, BR, 144A, FRN, 1.974%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 780,000 771,186
2014-1A, CR2, 144A, FRN, 2.922%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 1,000,000 948,199
2015-2A, BR, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 820,000 821,434
24,839,692
a a a a a a
Total Asset-Backed Securities (Cost $26,542,557) ...............................
26,430,013
Commercial Mortgage-Backed Securities 0.2%
Diversified Financial Services 0.2%
g,p
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 0.81%, (1-month USD LIBOR + 0.7%),
9/15/36 ........................................... United States 250,000 249,493
2021-VOLT, B, 144A, FRN, 1.06%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 400,000 398,171
q
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 186,216 156,732
804,396
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $829,606) ...................
804,396
Mortgage-Backed Securities 1.3%
r
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,835 4,855
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 30 Year, 5%, 4/01/34 - 8/01/35 ............ United States 118,368 133,243
FHLMC Gold Pools, 30 Year, 5.5%, 3/01/33 - 1/01/35 .......... United States 74,831 83,322
FHLMC Gold Pools, 30 Year, 6%, 4/01/33 - 2/01/36 ............ United States 65,210 73,406
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 9,181 10,242
FHLMC Gold Pools, 30 Year, 7%, 4/01/30 ................... United States 1,168 1,312
FHLMC Gold Pools, 30 Year, 7.5%, 8/01/30 .................. United States 136 157
301,682
r
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.289%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 43,411 44,222
Federal National Mortgage Association (FNMA) Fixed Rate 1.1%
FNMA, 10 Year, 2.5%, 7/01/22 ........................... United States 509 526
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 22,447 24,692
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 2,331,768 2,437,000
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,733,213 1,878,827

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 6.5%, 6/01/28 - 10/01/37 ................... United States 66,908 $ 75,517
4,416,562
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 98,154 112,510
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 10,626 10,702
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 912 1,033
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,863 1,909
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 27,776 30,986
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 40,795 47,009
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 17,732 20,360
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 6,537 7,322
231,831
Total Mortgage-Backed Securities (Cost $4,825,608) .............................
4,999,152
Municipal Bonds 0.9%
California 0.1%
San Bernardino Community College District , GO , 2019 A-1 , 3.271% ,
8/01/39 ........................................... United States 210,000 222,366
Illinois 0.2%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 695,000 803,861
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 B ,
Refunding , 4.131% , 6/15/42 ............................ United States 345,000 387,888
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 535,000 611,741
New York State Dormitory Authority , State University of New York ,
Revenue , 2019 B , Refunding , 3.142% , 7/01/43 .............. United States 305,000 315,351
927,092
Ohio 0.1%
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 190,000 202,497
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 535,000 571,024
Texas 0.1%
Texas State University System , Revenue , 2019 B , Refunding ,
3.289% , 3/15/40 ..................................... United States 190,000 198,751
Total Municipal Bonds (Cost $2,998,209) .......................................
3,313,479
Residential Mortgage-Backed Securities 8.1%
Diversified Financial Services 2.0%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 257,291 261,220
q
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 514,649 529,779
g,q
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 172,375 174,031
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 333,969 339,343

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
g,q
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,587,377 $ 1,598,452
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 490,000 494,211
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 883,959 892,337
g,q
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 324,034 327,510
g,q
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 975,956 986,425
g,q
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 192,036 192,161
g,q
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,930,190 1,948,482
7,743,951
a a a a a a
Thrifts & Mortgage Finance 6.1%
p
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.353%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 894,294 922,133
2014-DN2, M3, FRN, 3.703%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 1,229,404 1,259,682
2014-DN3, M3, FRN, 4.103%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 49,515 50,450
2014-DN4, M3, FRN, 4.653%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 304,252 311,957
2014-HQ1, M3, FRN, 4.203%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 24,110 24,224
2014-HQ3, M3, FRN, 4.853%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 22,920 22,997
2015-DNA1, M3, FRN, 3.403%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 81,441 82,740
2015-DNA3, M3, FRN, 4.803%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 1,064,769 1,098,531
2016-DNA2, M3, FRN, 4.753%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 899,061 932,123
2017-DNA2, M2, FRN, 3.553%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 1,340,000 1,380,197
2017-DNA3, M2, FRN, 2.603%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 2,901,345 2,960,196
2017-HQA2, M2, FRN, 2.753%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 232,389 238,525
p
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.353%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 115,880 120,648
2014-C01, M2, FRN, 4.503%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 196,873 204,051
2014-C02, 1M2, FRN, 2.703%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 614,575 626,497
2014-C02, 2M2, FRN, 2.703%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 219,099 222,392
2014-C03, 1M2, FRN, 3.103%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 1,226,362 1,246,212
2014-C03, 2M2, FRN, 3.003%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 38,842 39,440
2015-C01, 1M2, FRN, 4.403%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 270,728 276,273
2015-C02, 1M2, FRN, 4.103%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 663,908 676,272
2015-C02, 2M2, FRN, 4.103%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 40,451 40,567

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
p
FNMA Connecticut Avenue Securities, (continued)
2015-C03, 1M2, FRN, 5.103%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 942,559 $ 969,871
2015-C03, 2M2, FRN, 5.103%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 69,574 69,824
2016-C01, 1M2, FRN, 6.853%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 182,382 191,639
2016-C02, 1M2, FRN, 6.103%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 1,154,181 1,193,935
2016-C03, 1M2, FRN, 5.403%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 907,913 941,538
2016-C05, 2M2, FRN, 4.553%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 844,080 875,074
2016-C06, 1M2, FRN, 4.353%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 296,959 306,877
2016-C07, 2M2, FRN, 4.453%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 625,920 650,428
2017-C01, 1M2, FRN, 3.653%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 1,245,150 1,276,223
2017-C03, 1M2, FRN, 3.103%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,255,769 2,310,318
2017-C04, 2M2, FRN, 2.953%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 525,434 539,173
2017-C05, 1M2, FRN, 2.303%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,519,795 1,547,274
23,608,281
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $32,425,652) .................
31,352,232
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 9,416
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 950,432 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 950,432 —
Total Escrows and Litigation Trusts (Cost $243,000) .............................
9,416
Total Long Term Investments (Cost $380,748,181) ...............................
374,062,974
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Fixed 1.35%, Pay Floating 3-month USD LIBOR,
Counterparty CITI, Expires 5/16/22 ....................... 1 12,100,000 77,013
Puts - Over-the-Counter
Currency Options
Foreign Exchange EUR/RUB, Counterparty MSCO, October Strike
Price 82.83 RUB, Expires 10/27/22 ...................... 1 2,060,000 EUR 30,516
Total Options Purchased (Cost $126,007) ......................................
107,529

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-29
Short Term Investments 2.3%
a a
Country Shares
a
Value
a
Money Market Funds 2.3%
d,s
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 9,106,742 $ 9,106,742
Total Money Market Funds (Cost $9,106,742) ...................................
9,106,742
Total Short Term Investments (Cost $9,106,742 ) .................................
9,106,742
a
Total Investments (Cost $389,980,930) 98.6% ...................................
$383,277,245
Options Written (0.0)%
†
......................................................
(56,093)
Other Assets, less Liabilities 1.4% .............................................
5,245,117
Net Assets 100.0% ...........................................................
$388,466,269
Number of
Contracts
Notional
Amount
#
a a a a a
t
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.75%,
Counterparty CITI, Expires 5/16/22 ....................... 1 (12,100,000) (56,093)
(56,093)
Total Options Written (Premiums received $92,323) .............................
$ (56,093)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $210,014,353, representing 54.1% of net assets.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(h) regarding senior floating rate interests.
j
See Note 1(i) regarding Marketplace Lending.
k
Marketplace loans holdings are presented in a summary format. For a full breakdown of the holdings, please refer to Item 6 of the Fund's N-CSR filing found on sec.gov.
l
See Note 1(e) regarding loan participations and assignments.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
The principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
o
Principal amount of security is adjusted for inflation. See Note 1(k).
p
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
q
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
r
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 1(d) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-30
At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(d).
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 96 $ 12,525,000 3/22/22 $ (147,725)
U.S. Treasury 10 Year Ultra Notes ................ Short 27 3,953,812 3/22/22 (12,415)
U.S. Treasury 2 Year Notes ..................... Long 26 5,672,469 3/31/22 (5,601)
U.S. Treasury 5 Year Notes ..................... Short 190 22,985,547 3/31/22 (127,898)
U.S. Treasury Long Bonds ..................... Short 12 1,925,250 3/22/22 (26,642)
Total Futures Contracts ...................................................................... $(320,281)
*
As of year end .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 4,507,600 5,235,491 1/18/22 $ 106,173 $ —
Indonesian Rupiah .. JPHQ Buy 8,900,000,000 621,726 1/18/22 2,351 —
Indonesian Rupiah .. JPHQ Sell 8,900,000,000 625,879 1/18/22 1,802 —
South Korean Won .. JPHQ Buy 1,050,000,000 885,635 1/27/22 — (3,169)
Australian Dollar .... JPHQ Buy 1,200,000 869,550 1/31/22 2,505 —
Australian Dollar .... JPHQ Sell 1,200,000 862,357 1/31/22 — (9,698)
Indonesian Rupiah .. JPHQ Buy 12,618,000,000 878,446 2/22/22 3,615 —
Indonesian Rupiah .. JPHQ Sell 23,000,000,000 1,598,332 2/22/22 — (9,483)
Euro ............. JPHQ Sell 1,230,000 1,379,577 2/24/22 — (21,091)
Euro ............. JPHQ Sell 1,040,034 1,189,381 3/18/22 4,804 (346)
Columbian Peso .... JPHQ Sell 1,700,000,000 425,418 6/03/22 15,211 —
Total Forward Exchange Contracts ................................................... $136,461 $(43,787)
Net unrealized appreciation (depreciation) ............................................ $92,674
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-31
At December 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.HY.37 . (5.00)% Quarterly 12/20/26 3,875,000 $ (363,086) $ (353,089) $ (9,997)
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.EM.36 . 1.00% Quarterly 12/20/26 2,150,000 (86,073) (71,244) (14,829)
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(449,159) $(424,333) $(24,826)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 20,000 EUR 486 360 126 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 60,000 EUR 1,458 943 515 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 660,000 EUR 17,766 621 17,145 NR
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 200,000 483 (875) 1,358 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/26 1,080,000 (147,111) (135,060) (12,051) B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 925,000 7,897 2,402 5,495 BBB
Nordstrom, Inc. . 1.00% Quarterly JPHQ 12/20/26 1,000,000 (106,932) (84,832) (22,100) BB+
United Airlines
Holdings, Inc. . 5.00% Quarterly JPHQ 12/20/26 800,000 29,781 24,316 5,465 B
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR 9,442 — 9,442
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 800,000 (297,267) (239,917) (57,350)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 1,000,000 (176,411) (133,678) (42,733)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 800,000 6,164 — 6,164
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 1,100,000 10,308 — 10,308
Non-
Investment
Grade

Franklin Templeton Variable Insurance Products Trust
Summary Statement of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-32
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 $ 27,367 $ 9,041 $ 18,326
Investment
Grade
Total OTC Swap Contracts .............................................. $(616,569) $(556,679) $(59,890)
Total Credit Default Swap Contracts .................................... $(1,065,728) $ (981,012) $(84,716)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
See Note 10 regarding other derivative information.
See Abbreviations on page FSI- 57 .

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
FSI-33
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $349,245,171
Cost - Non-controlled affiliates (Note 3e) ........................................................ 40,735,759
Value - Unaffiliated issuers .................................................................. $346,431,284
Value - Non- controlled affiliates (Note 3e) ....................................................... 36,845,961
Cash .................................................................................... 96,099
Foreign currency, at value (cost $16,216) ......................................................... 16,217
Receivables:
Investment securities sold ................................................................... 62
Capital shares sold ........................................................................ 219,819
Dividends and interest ..................................................................... 3,882,604
Deposits with brokers for:
OTC derivative contracts .................................................................. 540,000
Futures contracts ........................................................................ 424,874
Centrally cleared swap contracts ............................................................ 361,753
Variation margin on centrally cleared swap contracts ............................................... 482,132
OTC swap contracts (upfront payments $37,683) ................................................... 37,683
Unrealized appreciation on OTC forward exchange contracts .......................................... 136,461
Unrealized appreciation on OTC swap contracts .................................................... 74,344
Deferred tax benefit (Note 1f) .................................................................. 309,566
Total assets .......................................................................... 389,858,859
Liabilities:
Payables:
Capital shares redeemed ................................................................... 70,856
Management fees ......................................................................... 187,400
Distribution fees .......................................................................... 33,931
Reports to shareholders fees ................................................................ 172,772
Variation margin on futures contracts ........................................................... 30,112
OTC swap contracts (upfront receipts $594,362) ................................................... 594,362
Unrealized depreciation on OTC swap contracts .................................................... 134,234
Options written, at value (premiums received $92,323) ............................................... 56,093
Unrealized depreciation on OTC forward exchange contracts .......................................... 43,787
Deferred tax ............................................................................... 13,698
Accrued expenses and other liabilities ........................................................... 55,345
Total liabilities ......................................................................... 1,392,590
Net assets, at value ................................................................. $388,466,269
Net assets consist of:
Paid-in capital ............................................................................. $430,564,912
Total distributable earnings (losses) ............................................................. (42,098,643)
Net assets, at value ................................................................. $388,466,269

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
FSI-34
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $248,352,081
Shares outstanding ........................................................................ 23,352,129
Net asset value and maximum offering price per share ............................................. $10.64
Class 2:
Net assets, at value ....................................................................... $89,732,969
Shares outstanding ........................................................................ 8,767,780
Net asset value and maximum offering price per share ............................................. $10.23
Class 4:
Net assets, at value ....................................................................... $50,381,219
Shares outstanding ........................................................................ 4,780,307
Net asset value and maximum offering price per share ............................................. $10.54

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Consolidated Statement of Operations*
for the year ended December 31, 2021
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
FSI-35
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $95,958
Non-controlled affiliates (Note 3e) ............................................................. 927,823
Interest: (net of foreign taxes of $40,765)
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (1,210,021)
Paid in cash
a
........................................................................... 15,683,913
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 439
Non-controlled affiliates (Note 3 e ) ............................................................. 13
Total investment income ................................................................... 15,498,125
Expenses:
Management fees (Note 3 a ) ................................................................... 2,516,803
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 235,993
    Class 4 ................................................................................ 184,645
Custodian fees (Note 4 ) ...................................................................... 7,843
Reports to shareholders fees .................................................................. 135,095
Professional fees ........................................................................... 145,536
Trustees' fees and expenses .................................................................. 4,663
Marketplace lending fees (Note 1 i ) .............................................................. 207,513
Other .................................................................................... 119,821
Total expenses ......................................................................... 3,557,912
Expense reductions (Note 4 ) ............................................................... (1,818)
Expenses waived/paid by affiliates (Note 3e) ................................................... (156,485)
Net expenses ......................................................................... 3,399,609
Net investment income ................................................................ 12,098,516

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Consolidated Statement of Operations*
(continued)
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these consolidated financial statements.
FSI-36
Franklin
Strategic
Income VIP
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $36,065)
Unaffiliated issuers ...................................................................... 4,212,111
Written options ........................................................................... 51,549
Foreign currency transactions ................................................................ 8,661
Forward exchange contracts ................................................................. (561,345)
Futures contracts ......................................................................... (227,550)
TBA sale commitments ..................................................................... 1,944
Swap contracts ........................................................................... 1,409,620
Net realized gain (loss) .................................................................. 4,894,990
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (9,515,363)
Non-controlled affiliates (Note 3e) ........................................................... 1,559,640
Translation of other assets and liabilities denominated in foreign currencies .............................. (168,744)
Written options ........................................................................... 36,230
Forward exchange contracts ................................................................. 384,828
Futures contracts ......................................................................... (355,245)
Swap contracts ........................................................................... (166,298)
Change in deferred tax benefit (Note 1f) ........................................................ 172,344
Change in deferred taxes on unrealized appreciation ............................................... 40,563
Net change in unrealized appreciation (depreciation) ............................................ (8,012,045)
Net realized and unrealized gain (loss) ............................................................ (3,117,055)
Net increase (decrease) in net assets resulting from operations .......................................... $8,981,461
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
FSI-37
Franklin Strategic Income VIP Fund
Year Ended
December 31, 2021*
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,098,516 $13,770,916
Net realized gain (loss) ................................................. 4,894,990 (11,417,686)
Net change in unrealized appreciation (depreciation) ........................... (8,012,045) 10,293,646
Net increase (decrease) in net assets resulting from operations ................ 8,981,461 12,646,876
Distributions to shareholders:
Class 1 ............................................................. (8,780,267) (13,266,507)
Class 2 ............................................................. (3,050,922) (4,661,916)
Class 4 ............................................................. (1,678,261) (2,304,505)
Total distributions to shareholders .......................................... (13,509,450) (20,232,928)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (10,251,021) (18,953,107)
Class 2 ............................................................. (9,912,221) 7,309,317
Class 4 ............................................................. (718,968) (1,743,816)
Total capital share transactions ............................................ (20,882,210) (13,387,606)
Net increase (decrease) in net assets ................................... (25,410,199) (20,973,658)
Net assets:
Beginning of year ....................................................... 413,876,468 434,850,126
End of year ........................................................... $388,466,269 $413,876,468
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021. See Note 1(f).

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
Franklin Strategic Income VIP Fund
FSI-38
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin Strategic Income VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At December 31, 2021, 77.8% of the Fund’s shares were
held through one insurance company. Investment activities
of these insurance company separate accounts could
have a material impact on the Fund. The Fund offers three
classes of shares: Class 1, Class 2 and Class 4. Each class
of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-39
Annual Report
Franklin Strategic Income VIP Fund
(continued)
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m. Eastern time. At December
31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as "market level fair value"). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
year.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Consolidated Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-40
Annual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the Fund had no securities on loan.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-41
Annual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.
The Fund entered into inflation index swap contracts
primarily to manage and/or gain exposure to interest risk.
An inflation index swap is an agreement between the Fund
and a counterparty to exchange cash flows whereby one
party makes payments based on the percentage change in
an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded
fixed rate, applied to a notional amount. These agreements
may be privately negotiated in the over-the-counter market
(OTC inflation index swap) or may be executed on a
registered exchange (centrally cleared inflation index swap).
For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable. Over the term of the contract, contractually
required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and other market risks of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate and credit
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-42
Annual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 10 other derivative information.
e. Loan Participation Notes
The Fund invests in loan participation notes (Participations).
Participations are loans originally issued to a borrower
by one or more financial institutions (the Lender) and
subsequently sold to other investors, such as the Fund.
Participations typically result in the Fund having a
contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender
any payments of principal, interest and fees which the
Lender received from the borrower. The Fund generally has
no rights to either enforce compliance by the borrower with
the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the
Participation. The Participations may also involve interest
rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
f. Investments in FT Holdings Corporation III (FT
Subsidiary)
Prior to April 27, 2021, the Fund invested in FT Subsidiary.
FT Subsidiary is a Delaware Corporation, was a wholly-
owned subsidiary of the Fund, and was able to invest in
certain financial instruments consistent with the investment objective of the Fund. In December 2020, FT Subsidiary’s
sole investment, Turtle Bay Resort, liquidated and paid
a final distribution. FT Subsidiary, which is a tax paying
entity, recognized a realized loss on its Turtle Bay Resort
investment. An estimated deferred tax asset based on such
realized loss was recorded. The estimated benefit was
calculated using the federal rates applicable at the time the tax was paid. The losses will be carried-back to offset prior year gains, resulting in a tax refund which will relieve the estimated deferred tax asset once the final tax filings are
completed.
On April 27, 2021, the Fund redeemed out of FT Subsidiary.
FT Subsidiary ceased operations and simultaneously
transferred its assets and liabilities to the Fund (including the deferred tax asset).
The results of operations of the FT Subsidiary through April
27, 2021 have been consolidated into the Consolidated
Statement of Operations, Consolidated Statements
of Changes in Net Assets and Consolidated Financial
Highlights.
g. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-43
Annual Report
Franklin Strategic Income VIP Fund
(continued)
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Consolidated Statement of Operations. The Fund, as
an investor in a loan, would be entitled to receive payment
only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Fund may invest are
unsecured.
j. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on
its technical merits. As of December 31, 2021, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications
1. Organization and Significant Accounting Policies
(continued)
h. Senior Floating Rate Interests
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-44
Annual Report
Franklin Strategic Income VIP Fund
(continued)
have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated Statement of Operations.
l. Accounting Estimates
The preparation of consolidated financial statements in
accordance with U.S. GAAP requires management to make
estimates and assumptions that affect the reported amounts
of assets and liabilities at the date of the consolidated
financial statements and the amounts of income and
expenses during the reporting year. Actual results could
differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,119,217 $11,967,151 1,267,496 $13,449,214
Shares issued in reinvestment of distributions .......... 830,678 8,780,267 1,318,738 13,266,507
Shares redeemed ............................... (2,899,771) (30,998,439) (4,401,405) (45,668,828)
Net increase (decrease) .......................... (949,876) $(10,251,021) (1,815,171) $(18,953,107)
Class 2 Shares:
Shares sold ................................... 1,656,006 $17,067,289 2,449,602 $24,706,622
Shares issued in reinvestment of distributions .......... 299,698 3,050,922 480,115 4,661,916
Shares redeemed ............................... (2,909,726) (30,030,432) (2,205,780) (22,059,221)
Net increase (decrease) .......................... (954,022) $(9,912,221) 723,937 $7,309,317
1. Organization and Significant Accounting Policies
(continued)
k. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-45
Annual Report
Franklin Strategic Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 516,341 $5,494,257 667,460 $6,966,802
Shares issued in reinvestment of distributions .......... 159,987 1,678,261 230,681 2,304,505
Shares redeemed ............................... (744,790) (7,891,486) (1,079,161) (11,015,123)
Net increase (decrease) .......................... (68,462) $(718,968) (181,020) $(1,743,816)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-46
Annual Report
Franklin Strategic Income VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
f. Other Affiliated Transactions
On March 5, 2021, the Fund completed a non-taxable exchange of securities with a value of $17,697,927 (which included
$2,872,749 of net unrealized depreciation) for 2,301,421 shares (each then valued at $7.69 per share) of Franklin Floating
Rate Income Fund, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 8,481,652 $ 17,697,927 $ — $ — $ 1,559,640 $ 27,739,219 3,420,372 $ 926,964
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 12,853,316 114,283,382 (118,029,956) — — 9,106,742 9,106,742 859
Total Non-Controlled Affiliates $21,334,968 $131,981,309 $(118,029,956) $ — $ 1,559,640 $36,845,961 $ 927,823
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $5,548,000 $(5,548,000) $— $— $— — $13
Total Affiliated Securities ... $21,334,968 $137,529,309 $(123,577,956) $— $1,559,640 $36,845,961 $927,836
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-47
Annual Report
Franklin Strategic Income VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
During the year ended December 31, 2021, the Fund utilized $2,803,356 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses, bond discounts and premiums, swaps, financial futures transactions, transfer in-kind and investments in FT Subsidiary.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$229,415,536 and $280,368,627, respectively. Purchases and sales of investments exclude in-kind transactions of
$17,697,927. See Note 3(f).
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $381,451
Long term ................................................................................ 49,000,530
Total capital loss carryforwards ............................................................... $49,381,981
2021 2020
Distributions paid from:
Ordinary income .......................................................... $13,509,450 $20,232,928
Cost of investments .......................................................................... $388,140,652
Unrealized appreciation ........................................................................ $11,820,271
Unrealized depreciation ........................................................................ (18,033,106)
Net unrealized appreciation (depreciation) .......................................................... $(6,212,835)
Distributable earnings:
Undistributed ordinary income ................................................................... $13,470,093

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-48
Annual Report
Franklin Strategic Income VIP Fund
(continued)
7. Credit Risk
At December 31, 2021, the Fund had 46.2% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
6,620 Riviera Resources, Inc. ....................... 8/08/18 98,638 —
Total Restricted Securities (Value is —% of Net Assets) .............. $214,499 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of December 31, 2021.

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-49
Annual Report
Franklin Strategic Income VIP Fund
(continued)
10. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Investments in securities, at value $ 77,013
a
Options written, at value $ 56,093
Variation margin on futures
contracts
— Variation margin on futures
contracts
320,281
b
Foreign exchange contracts ..
Investments in securities, at value 30,516
a
Options written, at value —
Unrealized appreciation on OTC
forward exchange contracts
136,461 Unrealized depreciation on OTC
forward exchange contracts
43,787
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
24,826
c
OTC swap contracts (upfront
payments)
37,683 OTC swap contracts (upfront
receipts)
594,362
Unrealized appreciation on OTC
swap contracts
74,344 Unrealized depreciation on OTC
swap contracts
134,234
Value recovery instruments ...
Investments in securities, at value 893,868
d
Investments in securities, at value —
Total .................... $1,249,885 $1,173,583
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Summary Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared contracts as reported in the Summary Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
d
VRI are included in investments in securities, at value in the Statement of Assets and Liabilities.

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-50
Annual Report
Franklin Strategic Income VIP Fund
(continued)
For the year ended December 31, 2021, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(144,268)
a
Investments $(11,619)
a
Written options 51,549 Written options 36,230
Futures contracts (227,550) Futures contracts (355,245)
Swap contracts 380,278 Swap contracts (65,742)
Foreign exchange contracts .....
Investments — Investments (6,859)
a
Swap contracts (20,726) Swap contracts 30,316
Forward exchange contracts (561,345) Forward exchange contracts 384,828
Credit contracts ...............
Swap contracts 1,050,068 Swap contracts (130,872)
Value recovery instruments Investments — Investments (117,281)
b
Total ....................... $528,006 $(236,244)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Consolidated Statement of Operations.
b
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of
Operations.
Franklin
Strategic
Income VIP
Fund
Futures contracts ......................... $58,974,332
Swap Contracts .......................... 19,186,903
Forward exchange contracts ................. 17,293,601
Options ................................. 14,189,312
VRI .................................... 1,049,170
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-51
Annual Report
Franklin Strategic Income VIP Fund
(continued)
At December 31, 2021, the Fund's OTC derivative assets and liabilities are as follows:
At December 31, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income VIP Fund
Derivatives
Forward exchange contracts ............................. $ 136,461 $ 43,787
Options purchased ..................................... 107,529 —
Options written ........................................ — 56,093
Swap contracts ....................................... 112,027 728,596
Total ............................................. $356,017 $828,476
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $9,442 $— $— $— $9,442
BOFA .................... 486 — — — 486
CITI ..................... 120,852 (120,852) — — —
GSCO ................... 9,255 (875) — — 8,380
JPHQ ................... 167,700 (150,719) — — 16,981
MSCO ................... 48,282 — — — 48,282
Total ................... $356,017 $(272,446) $ — $— $83,571
$ 1
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-52
Annual Report
Franklin Strategic Income VIP Fund
(continued)
At December 31, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page FSI- 57 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the consolidated Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
CITI ..................... 676,882 (120,852) — (540,000) 16,030
GSCO ................... 875 (875) — — —
JPHQ ................... 150,719 (150,719) — — —
MSCO ................... — — — — —
Total ................... $828,476 $(272,446) $— $(540,000) $16,030
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-53
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 382,370 $ — $ — $ 382,370
Machinery ............................ — 586,412 — 586,412
Media ............................... 245,260 — 2,779 248,039
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 1,340 — —
a
1,340
Specialty Retail ........................ 4 — — 4
Management Investment Companies ......... 30,705,169 — — 30,705,169
Warrants :
Oil, Gas & Consumable Fuels ............. — — 3 3
Paper & Forest Products ................. 6,689 — — 6,689
Convertible Bonds ....................... — 23,986 — 23,986
Corporate Bonds :
Aerospace & Defense ................... — 2,273,134 — 2,273,134
Air Freight & Logistics ................... — 1,029,730 — 1,029,730
Airlines .............................. — 4,603,865 — 4,603,865
Auto Components ...................... — 5,916,692 — 5,916,692
Automobiles .......................... — 1,202,976 — 1,202,976
Banks ............................... — 6,875,125 — 6,875,125
Beverages ........................... — 2,856,965 — 2,856,965
Biotechnology ......................... — 749,210 — 749,210
Building Products ...................... — 1,717,779 — 1,717,779
Capital Markets ........................ — 2,503,805 — 2,503,805
Chemicals ........................... — 15,426,382 — 15,426,382
Commercial Services & Supplies ........... — 3,356,383 — 3,356,383
Communications Equipment .............. — 1,286,064 — 1,286,064
Construction & Engineering ............... — 968,090 — 968,090
Construction Materials .................. — 698,541 — 698,541
Consumer Finance ..................... — 1,841,264 — 1,841,264
Containers & Packaging ................. — 5,468,498 — 5,468,498
Diversified Consumer Services ............ — 823,444 — 823,444
Diversified Financial Services ............. — 2,138,243 — 2,138,243
Diversified Telecommunication Services ..... — 5,242,963 — 5,242,963
Electric Utilities ........................ — 6,175,989 — 6,175,989
Electrical Equipment .................... — 1,933,523 — 1,933,523
Electronic Equipment, Instruments &
Components ........................ — 1,822,578 — 1,822,578
Energy Equipment & Services ............. — 2,680,842 — 2,680,842
Entertainment ......................... — 2,133,824 — 2,133,824
Equity Real Estate Investment Trusts (REITs) . — 4,833,283 — 4,833,283
Food & Staples Retailing ................. — 750,582 — 750,582
Food Products ........................ — 4,575,637 — 4,575,637
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-54
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Gas Utilities .......................... $ — $ 308,928 $ — $ 308,928
Health Care Equipment & Supplies ......... — 907,248 — 907,248
Health Care Providers & Services .......... — 5,958,537 — 5,958,537
Hotels, Restaurants & Leisure ............. — 10,108,665 — 10,108,665
Household Durables .................... — 2,711,246 — 2,711,246
Household Products .................... — 2,766,618 — 2,766,618
Independent Power and Renewable Electricity
Producers .......................... — 7,002,235 — 7,002,235
Insurance ............................ — 1,072,783 — 1,072,783
Interactive Media & Services .............. — 2,059,704 — 2,059,704
Internet & Direct Marketing Retail .......... — 2,271,036 — 2,271,036
IT Services ........................... — 4,125,710 — 4,125,710
Machinery ............................ — 2,570,369 — 2,570,369
Marine .............................. — 1,249,980 — 1,249,980
Media ............................... — 9,282,657 — 9,282,657
Metals & Mining ....................... — 4,554,679 — 4,554,679
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 96,896 — 96,896
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 19,612,841 — 19,612,841
Paper & Forest Products ................. — 1,513,381 — 1,513,381
Personal Products ..................... — 1,324,485 — 1,324,485
Pharmaceuticals ....................... — 6,248,141 — 6,248,141
Real Estate Management & Development .... — 4,178,996 — 4,178,996
Road & Rail .......................... — 3,938,948 — 3,938,948
Software ............................. — 1,074,706 — 1,074,706
Specialty Retail ........................ — 3,880,713 — 3,880,713
Technology Hardware, Storage & Peripherals . — 200,670 — 200,670
Textiles, Apparel & Luxury Goods .......... — 300,501 — 300,501
Thrifts & Mortgage Finance ............... — 308,012 — 308,012
Tobacco ............................. — 1,242,855 — 1,242,855
Trading Companies & Distributors .......... — 2,234,335 — 2,234,335
Wireless Telecommunication Services ....... — 2,491,501 — 2,491,501
Senior Floating Rate Interests ............... — 6,174,735 — 6,174,735
Marketplace Loans ...................... — — 5,892,407 5,892,407
Loan Participations and Assignments ......... — 1,516,568 — 1,516,568
Foreign Government and Agency Securities .... — 49,354,621 — 49,354,621
U.S. Government and Agency Securities ....... — 14,779,156 — 14,779,156
Asset-Backed Securities .................. — 26,430,013 — 26,430,013
Commercial Mortgage-Backed Securities ...... — 804,396 — 804,396
Mortgage-Backed Securities ................ — 4,999,152 — 4,999,152
Municipal Bonds ......................... — 3,313,479 — 3,313,479
Residential Mortgage-Backed Securities ...... — 31,352,232 — 31,352,232
Escrows and Litigation Trusts ............... — 9,416 —
a
9,416
Options purchased ....................... — 107,529 — 107,529
Short Term Investments ................... 9,106,742 — — 9,106,742
Total Investments in Securities ........... $40,447,574 $336,934,482 $5,895,189 $383,277,245
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 136,461 $ — $ 136,461
Swap contracts ......................... — 7 4 , 344 — 7 4 , 344
Total Other Financial Instruments ......... $— $210,805 $— $210,805
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-55
Annual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 56,093 $ — $ 56,093
Forward exchange contracts ................ — 43,787 — 43,787
Futures contracts ........................ 320,281 — — 320,281
Swap contracts .......................... — 1 59 , 060 — 1 59 , 060
Total Other Financial Instruments ......... $320,281 $258,940 $— $579,221
a
Includes securities determined to have no value at December 31, 2021.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
c
$ — $ (95,085) $ — $ — $ — $ — $ 95,085 $ — $ —
Media ........... 1,714 — — — — — — 1,065 2,779 1,065
Multiline Retail ...... —
c
— — — — — — — —
c
—
Oil, Gas & Consumable
Fuels .......... 1,710 — — — — — — (1,710) —
c
(1,710)
Paper & Forest Products 322,094 — (252,711) — — — — (69,383) — —
Road & Rail ....... 3,858 — —
c
— — — — (3,858) — —
Warrants :
Machinery ......... 310 — —
c
— — — — (310) — —
Oil, Gas & Consumable
Fuels .......... 101 — — — — — — (98) 3 (98)
Corporate Bonds :
Multiline Retail ...... 1,738
c
221
c
— — — (38,656) — 36,697 —
c
36,697
Road & Rail ....... 238,337 — (259,044) — — 5,550 (11) 15,168 — —
Senior Floating Rate
Interests :
Household Products .. 451,602 — (836,827) — — — 1,661 383,564 — —
Road & Rail ....... 178,343 — (190,819) — — 134 (4) 12,346 — —
Marketplace Loans :
Diversified Financial
Services ........ 1,058,322 5,715,373 (843,268) — — — 571 (38,591) 5,892,407 (77,740)
Escrows and Litigation
Trusts ........... 4,500
c
—
c
(6,119)
c
— — — (76,529) 78,148 —
c
—
Total Investments in
Securities ............ $2,262,629 $5,715,594 $(2,483,873) $— $— $(32,972) $(74,312) $508,123 $5,895,189 $(41,786)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-56
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2021, are as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In
January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the consolidated financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $5,412,010 Discounted cash flow Loss-adjusted discount rate
2.5% – 11.2%
(7.4%)
Decrease
c
Projected loss rate 13.7% – 17.8%
(16.0%)
Decrease
c
All other Investments . . . . . . . 483,179
d,e
Total . . . . . . . . . . . . . .
.........
$5,895,189
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at December 31, 2021.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Consolidated Financial Statements
FSI-57
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
IDR
Indonesian Rupiah
USD
United States Dollar
UYU
Uruguayan Peso
Index
MCDX.
NA.Series
number
MCDX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Voting Rights
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
T-Note
Treasury Note
VRI
Value Recovery Instrument

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FSI-58
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Strategic
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the summary statement of investments, of Franklin Strategic Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products
Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended
December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31,
2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FSI-59
Annual Report
Franklin Strategic Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $562
Interest Earned from Federal Obligations Note (1) $274,619

Annual Report
Templeton Developing Markets VIP Fund
This annual report for Templeton Developing Markets VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
4
1-Year -5.90%
5-Year +10.47%
10-Year +4.73%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/21 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the MSCI
Emerging Markets (EM) Index-NR. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries .
*Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

Annual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Templeton Developing Markets VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in emerging market investments.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments. Investments in developing markets, of which
frontier markets are a subset, involve heightened risks
related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks
are typically even less developed in frontier markets, as well as various factors including the increased potential for
extreme price volatility, illiquidity, trade barriers and
exchange controls, the risks associated with developing
markets are magnified in frontier markets. The Fund is
actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the MSCI Emerging Markets (EM) Index-NR,
posted a -2.54% total return for the same period.
1
Please
note, index performance numbers are for reference and
we do not attempt to track an index but rather undertake
investments on the basis of fundamental research.
Economic and Market Overview
Emerging market countries continued their economic
recovery during the 12 months ended December 31, 2021,
though resurgent COVID-19 outbreaks hampered growth
in many countries. Several emerging market central banks
raised benchmark interest rates to stem inflation, a reversal of the accommodative monetary policies adopted at the
beginning of the pandemic in 2020. During the period,
investor concerns about the global spread of the COVID-19
Delta and Omicron variants, rising inflation and new Chinese government regulations on certain businesses tempered
optimism about increased vaccinations and economies
reopening.
Regarding individual countries, China’s year-on-year
growth rate accelerated in 2021’s first quarter, driven by
increased domestic and global demand and government
fiscal support. Growth moderated in 2021’s second, third
and fourth quarters due to supply chain issues, domestic
COVID-19 outbreaks, power shortages and a speculative
bubble in the property market. Taiwan’s year-on-year
growth rate accelerated in 2021’s first quarter, as a surge
in global demand for electronic products boosted its export-
dependent economy. Growth moderated in the second and
third quarters as private consumption was impacted by a
spike in infections. South Korea’s year-on-year growth rate
accelerated in 2021’s first and second quarters, following
three straight quarters of contraction. Accelerating private consumption, government spending and exports contributed
to the recovery. Growth moderated in the third quarter in
part due to new restrictions to contain the Delta variant.
India’s year-on-year growth rate accelerated in 2021’s
first and second quarters due to surges in construction,
manufacturing and private spending. Growth continued in
2021’s third quarter, albeit at a less robust pace, as progress in vaccine distribution eased COVID-19-related economic
disruptions. Russia’s year-on-year growth rate contracted
for the fourth consecutive time in 2021’s first quarter before returning to growth in the second and third quarters, aided
by an increase in oil prices. Following four straight quarters of contractions, Brazil’s year-on-year growth rate turned
positive in 2021’s first quarter and accelerated in the second quarter based on strength in manufacturing, particularly
automotive production, and transportation and storage.
Growth moderated in the third quarter as imports outpaced
exports.
Geographic Composition
12/31/21
% of Total
Net Assets
Asia 77.7%
Europe 9.3%
Latin America & Caribbean 7.8%
North America 2.1%
Middle East & Africa 1.5%
Short-Term Investments & Other Net Assets 1.6%

Templeton Developing Markets VIP Fund

Annual Report
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate in
December 2021—its first cut since April 2020—in an effort to spur growth. The central banks of Taiwan and India left their benchmark interest rates unchanged. In contrast, the central banks of South Korea, Russia and Brazil all raised their
respective benchmark interest rates multiple times to combat rising inflation.
In this environment, emerging market stocks, as measured
by the MSCI EM Index-NR, posted a -2.54% total return for
the 12 months ended December 31, 2021.
1
Chinese equities
fell during the period due to new government regulations
of internet companies, political and economic tensions with
the U.S., and strict lockdowns to suppress new COVID-19
outbreaks. Taiwanese equities rose significantly during the
period, supported by the country’s strong technology export
sector. Russian equities also rose, aided by increased oil
prices, though political tensions with the U.S. and Ukraine
caused a dip near period-end. Brazilian equities fell during the period due to investor concerns about rising inflation,
mounting debt levels, increased interest rates and political uncertainties ahead of the country’s general election in
October 2022.
Investment Strategy
We employ a fundamental research, value-oriented, long-
term investment approach. We focus on the market price
of a company’s securities relative to our evaluation of its
long-term earnings, asset value, cash flow potential and
sustainable earnings power at a discount to intrinsic worth.
This includes an assessment of the potential impacts of
material environmental, social and governance factors on
the long-term risk and return profile of a company. We also
consider a company’s profit and loss outlook, balance sheet
strength, cash flow trends and asset value in relation to
the current price of the company’s securities. Our analysis
considers the company’s position in its sector, the economic framework and political environment.
Manager’s Discussion
Key contributors to absolute performance during the period
included Taiwan Semiconductor Manufacturing Co. (TSMC),
MediaTek and ICICI Bank.
Despite some short-term demand weakness for
smartphones, positive sentiment for the growth prospects
of TSMC and MediaTek was driven by higher memory chip
prices coupled with rising silicon content, amid continued
fifth-generation wireless technology (5G) development,
growing higher performance computing (HPC) applications
and accelerating digital transformation.
TSMC is one of the world’s leading semiconductor
manufacturers, with major technology companies among
its clients. Following solid first- and second-quarter 2021
corporate results, the company posted better-than-expected
third-quarter earnings, a quarter-on-quarter improvement in
profit margins and lifted its full-year sales growth forecast.
Benefiting from its strong technology leadership, the
company also raised its long-term gross margin estimates.
MediaTek is a major chip designer in the semiconductor
industry and develops chips for smartphones and other
technology devices. The company consistently reported solid
quarterly corporate results in 2021. In addition to positive
Top 10 Countries
12/31/21
A
% of Total
Net Assets
a a
China 25.5%
South Korea 21.8%
Taiwan 18.0%
India 9.1%
Russia 7.0%
Brazil 5.7%
United States 2.1%
Mexico 1.7%
Thailand 1.6%
United Kingdom 1.5%
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 12.4%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 11.1%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 5.3%
Internet & Direct Marketing Retail, China
ICICI Bank Ltd. 5.2%
Banks, India
Tencent Holdings Ltd. 4.4%
Interactive Media & Services, China
MediaTek , Inc. 4.1%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 3.8%
Interactive Media & Services, South Korea
LUKOIL PJSC 2.5%
Oil, Gas & Consumable Fuels, Russia
Sberbank of Russia PJSC 2.3%
Banks, Russia
China Merchants Bank Co. Ltd. 2.2%
Banks, China

Templeton Developing Markets VIP Fund

Annual Report
fourth-quarter 2021 guidance, management voiced solid
growth and stronger profitability expectations for 2022.
Signaling commitment to enhancing shareholder returns,
a special dividend payment from 2021-2024 was also
announced. Investors were also optimistic about demand for
the company’s newly launched chip for 5G smartphones.
Shares in ICICI Bank, one of the largest private-sector banks in India, generally remained on an upward trend in 2021
on the back of solid quarterly earnings growth. Improving
margins and asset quality along with a strong balance
sheet and improving digital footprint further supported
returns. Although concerns about non-performing assets
rose in the second quarter amid the second COVID-19
wave, the bank’s prudent asset provision policies, healthy
capital buffer, strong deposit franchise and risk-conscious
lending practices enabled the bank to continue to excel
operationally. Economic normalization and expectations that
rising credit penetration in India could create longer-term
growth opportunities for the bank also supported investor
confidence.
In contrast, key detractors from absolute performance
included Alibaba Group Holding, Tencent Holdings and
Samsung Electronics.
Alibaba is the leading e-commerce company in China. It
also provides cloud computing services and is involved in
logistics services. Tencent is one of the largest online gaming companies in the world and operates the most popular
messaging application with social network features in China.
As a major internet company in China, it also provides non-
gaming value added services, digital advertising, financial
technology and other services. China’s increased scrutiny
of monopolistic practices, personal data protection, content release, online platform’s social responsibilities, financial technology and other areas in the internet industry weighed
on both companies.
Despite Alibaba reporting solid second- and third-quarter
2021 revenue growth, a downward revision in fiscal
year 2022 revenue guidance amid a weak consumption
environment and intensifying competition in China’s
e-commerce market disappointed investors. However, a
substantial increase in the company’s share repurchase
program, the largest buyback program in the company’s
history, signaled continued management confidence. The
organizational restructure in late 2021 also suggested
management actively took actions to meet these challenges.
Although further regulatory news could drive share-price
volatility in the near term, Alibaba is generally viewed as
well-diversified and resilient, with longer-term growth drivers across multiple areas such as domestic retail, international
e-commerce, cloud computing and other enterprise services.
Although Tencent reported continued growth in quarterly
revenue, third-quarter 2021 corporate results missed market
expectations. Regulatory and macroeconomic headwinds
especially impacted growth in online advertising revenues.
Tencent declared a special dividend in the form of shares
of Chinese e-commerce company JD.com (not a Fund
holding), which would reduce Tencent’s holding in JD.com,
in December 2021, unlocking value for shareholders
and providing capital to fund other investment and social
initiatives. Reducing its investment in other internet
companies could also reduce potential concerns on Tencent
from an anti-trust regulatory perspective. Although further
regulatory changes could result in some volatility in the
short-term, we believe strength in Tencent’s core gaming
and social businesses, and longer-term monetization
opportunities in its enterprise services and other services
bode well for the company’s longer-term future.
A leading global semiconductor manufacturer, Samsung
Electronics is also one of the world’s largest smartphone
producers as well as a key supplier of organic light-emitting diode (LED) displays. Third-quarter 2021 revenues reached
a record-high supported by favorable conditions in the
memory market and strong performance in the display
segment. The company’s foundry, consumer electronics and
display businesses benefited from a robust environment for
technology exports driven by increased consumer demand
for computers, game consoles, smartphones and tablets
during the pandemic. Although the company reported
strong quarterly earnings growth during 2021, concerns
about a decline in future smartphone demand, component
shortages and worries of a slowdown in memory chip prices
and demand checked investor sentiment. Market concerns
that the family of Samsung Electronics’ late chairman may
sell shares in the company to raise funds for a substantial
inheritance tax bill also impacted share-price performance.
In the last 12 months, the Fund increased its holdings
in Brazil, China and Peru as we continued to identify
companies with sustainable earnings power trading at a
discount to their intrinsic worth. In terms of sectors, additions were undertaken in materials, consumer discretionary and
real estate. Some additions were also made to the industrials and health care sectors. New additions to the portfolio
included Daqo New Energy, a Chinese manufacturer of
polysilicon for solar power equipment, Tata Consultancy
Services, one of India’s biggest IT consulting and services
firms, and Soulbrain, a major South Korean supplier of key
chemicals for semiconductor and display manufacturing. We

Templeton Developing Markets VIP Fund

Annual Report
also added to our existing high-conviction portfolio holdings with purchases in B3, one of the largest financial exchanges in South America, China Resources Cement Holdings, a
leading cement and concrete producer in Southern China,
and the aforementioned Alibaba.
The Fund reduced its investments in Taiwan, South Africa,
India and U.K.-listed companies with exposure to emerging
markets in favor of opportunities we found more compelling.
Sectors which experienced the largest sales were
communication services, information technology, energy and
consumer staples. In terms of key sales, we closed positions in CNOOC, a Chinese energy company, China Mobile, a
Chinese wireless telecommunications provider, and Flat
Glass Group, a Chinese glass products manufacturer. We
also trimmed positions in several key holdings, including
NAVER, a dominant search engine company in South Korea,
and the previously mentioned TSMC and Tencent.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2021, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment predominantly in securities with non-
U.S. currency exposure.
Thank you for your participation in Templeton Developing
Markets VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Templeton Developing Markets VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $873.80 $7.54 $1,017.16 $8.11 1.60%

Annual Report
TD P1 P2 P4 01/22
SUPPLEMENT DATED JANUARY 28, 2022
TO THE PROSPECTUSES DATED MAY 1, 2021
OF
TEMPLETON DEVELOPING MARKETS VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The prospectuses of the Fund are amended as follows:
I. The following is added after the third sentence in the second paragraph in the “Fund Summaries – Templeton
Developing Markets VIP Fund – Principal Investment Strategies” section of the prospectus:
Investments in Chinese companies also may be made through a special structure known as a variable interest entity (VIE)
that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which
China restricts or prohibits foreign investments.
II. The following is added after the third paragraph in the “Fund Summaries – Templeton Developing Markets VIP Fund
– Principal Risks – Foreign Securities (non-U.S.)” section of the prospectus:
Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under
Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.
III. The following is added to the end of the sixth paragraph in the “Fund Details – Templeton Developing Markets VIP
Fund – Principal Investment Policies and Practices” section of the prospectus:
Investments in Chinese companies also may be made through a special structure known as a variable interest entity (VIE)
that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which
China restricts or prohibits foreign investments.
IV. The following replaces the first paragraph in the “Fund Details – Templeton Developing Markets VIP Fund – Principal
Investment Policies and Practices – Portfolio Selection” section of the prospectus:
When choosing equity investments for the Fund, the investment manager applies a fundamental, research-driven, long-
term approach, focusing on companies with sustainable earnings power that are trading at a discount to intrinsic worth.
Alongside traditional financial and economic analyses, the investment manager assesses the potential impacts of material environmental, social and governance (ESG) factors on a company, which the investment manager believes provide a measure of the company’s sustainability. In analyzing ESG factors, the investment manager assesses how a company's practices are aimed at improving or maintaining the ESG footprint of its operating model and conducts a materiality-based
ESG assessment. The following provides examples of ESG elements that can be taken into consideration when assessing a company:

Annual Report
Please keep this supplement with your prospectus for future reference.
Environmental considerations, which can include issues such as resource efficiency, carbon emissions management, waste prevention and recycling and pollution prevention and control.
Social considerations, which can include issues such as labor standards, fair wages, diversity and gender balance, health and safety practices and product safety.
Governance considerations, which can include issues such as appropriate accounting practices, alignment of interests, board effectiveness, capital allocation, shareholder rights and quality of disclosures.
Consideration of ESG factors and risks is only one component of the investment manager’s assessment of issuers eligible for investment. The weight given to ESG factors may vary across types of investments, industries, regions and issuers and may change over time, and not every ESG factor may be identified or evaluated in the investment manager’s analysis.
V. The following is added to the “Fund Details – Templeton Developing Markets VIP Fund – Principal Risks – Foreign
Securities (non-U.S.) – China companies” section of the prospectus:
Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.
VI. The following is added after the “Fund Details – Templeton Developing Markets VIP Fund – Principal Risks –
Management” section of the prospectus:
Environmental, Social and Governance (ESG) Considerations Risk
The investment manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies or may not have a high ESG risk profile.
Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended.
In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The investment manager’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. The Fund may underperform other funds that do not consider an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.73 $10.80 $8.62 $10.31 $7.42
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.07 0.18 0.09 0.08
Net realized and unrealized gains (losses) ........... (0.70) 1.57 2.12 (1.67) 2.92
Total from investment operations .................... (0.60) 1.64 2.30 (1.58) 3.00
Less distributions from:
Net investment income .......................... (0.13) (0.45) (0.12) (0.11) (0.11)
Net realized gains ............................. (0.24) (0.26) — — —
Total distributions ............................... (0.37) (0.71) (0.12) (0.11) (0.11)
Net asset value, end of year ....................... $10.76 $11.73 $10.80 $8.62 $10.31
Total return
c
................................... (5.51)% 17.39% 26.92% (15.44)% 40.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.19% 1.15% 1.24% 1.36%
Expenses net of waiver and payments by affiliates ....... 1.19%
d
1.19%
d
1.15%
d
1.24%
d
1.35%
e
Net investment income ........................... 0.82% 0.73% 1.83% 0.99% 0.86%
Supplemental data
Net assets, end of year (000’s) ..................... $83,269 $89,165 $97,271 $85,397 $105,493
Portfolio turnover rate ............................ 19.35% 11.60% 18.04% 9.22% 10.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.64 $10.71 $8.54 $10.23 $7.36
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.05 0.15 0.07 0.05
Net realized and unrealized gains (losses) ........... (0.69) 1.56 2.11 (1.68) 2.91
Total from investment operations .................... (0.62) 1.61 2.26 (1.61) 2.96
Less distributions from:
Net investment income .......................... (0.11) (0.42) (0.09) (0.08) (0.09)
Net realized gains ............................. (0.24) (0.26) — — —
Total distributions ............................... (0.35) (0.68) (0.09) (0.08) (0.09)
Net asset value, end of year ....................... $10.67 $11.64 $10.71 $8.54 $10.23
Total return
c
................................... (5.74)% 17.18% 26.70% (15.79)% 40.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.44% 1.45% 1.40% 1.49% 1.61%
Expenses net of waiver and payments by affiliates ....... 1.44%
d
1.44% 1.40%
d
1.49%
d
1.60%
e
Net investment income ........................... 0.57% 0.49% 1.58% 0.74% 0.61%
Supplemental data
Net assets, end of year (000’s) ..................... $215,977 $241,104 $231,645 $195,305 $270,433
Portfolio turnover rate ............................ 19.35% 11.60% 18.04% 9.22% 10.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.71 $10.77 $8.59 $10.28 $7.39
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.04 0.15 0.06 0.05
Net realized and unrealized gains (losses) ........... (0.70) 1.57 2.11 (1.68) 2.92
Total from investment operations .................... (0.65) 1.61 2.26 (1.62) 2.97
Less distributions from:
Net investment income .......................... (0.09) (0.41) (0.08) (0.07) (0.08)
Net realized gains ............................. (0.24) (0.26) — — —
Total distributions ............................... (0.33) (0.67) (0.08) (0.07) (0.08)
Net asset value, end of year ....................... $10.73 $11.71 $10.77 $8.59 $10.28
Total return
c
................................... (5.90)% 17.05% 26.49% (15.81)% 40.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.54% 1.54% 1.50% 1.59% 1.71%
Expenses net of waiver and payments by affiliates ....... 1.54%
d
1.54%
d
1.50%
d
1.59%
d
1.70%
e
Net investment income ........................... 0.46% 0.44% 1.48% 0.64% 0.51%
Supplemental data
Net assets, end of year (000’s) ..................... $4,846 $5,518 $5,590 $5,203 $7,199
Portfolio turnover rate ............................ 19.35% 11.60% 18.04% 9.22% 10.76%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Templeton Developing Markets VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 95.7%
Brazil 3.0%
a
Americanas SA .................. Internet & Direct Marketing Retail 301,924 $ 1,700,943
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 1,201,744 2,392,555
a
M Dias Branco SA ................ Food Products 106,200 486,303
TOTVS SA ..................... Software 56,245 285,773
Vale SA ........................ Metals & Mining 266,919 3,718,164
a
XP, Inc., A ...................... Capital Markets 21,386 614,634
9,198,372
Cambodia 0.4%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,371,750 1,196,934
China 25.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,100,205 16,170,435
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 644,685
a
Baidu, Inc., ADR ................. Interactive Media & Services 12,214 1,817,321
a,c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 2,772,041
a
Chervon Holdings Ltd. ............. Machinery 72,000 534,705
China Merchants Bank Co. Ltd., A .... Banks 464,411 3,559,868
China Merchants Bank Co. Ltd., H .... Banks 421,159 3,276,902
China Resources Cement Holdings Ltd. Construction Materials 3,360,915 2,542,326
China Resources Land Ltd. ......... Real Estate Management & Development 481,046 2,027,221
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 306,259 266,216
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 69,995 2,822,198
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 721,400 666,219
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 286,541 5,168,493
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 512,800 794,544
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 1,290,508 3,305,053
Longshine Technology Group Co. Ltd., A Software 394,139 2,298,547
NetEase , Inc., ADR ............... Entertainment 19,026 1,936,466
a
New Oriental Education & Technology
Group, Inc., ADR ............... Diversified Consumer Services 97,455 204,656
Ping An Bank Co. Ltd., A ........... Banks 802,600 2,080,688
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 343,406 2,474,974
a
Prosus NV ..................... Internet & Direct Marketing Retail 55,257 4,573,047
Tencent Holdings Ltd. ............. Interactive Media & Services 231,584 13,515,092
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 295,283 2,022,689
Uni -President China Holdings Ltd. .... Food Products 1,568,351 1,520,495
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 593,770
77,588,651
Egypt 0.1%
a
E-Finance for Digital & Financial
Investments ................... IT Services 324,869 419,579
a
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 92,414 2,482,832
India 9.1%
ACC Ltd. ....................... Construction Materials 9,600 284,923
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 63,532 4,622,921
ICICI Bank Ltd. .................. Banks 1,579,654 15,671,582

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Developing Markets VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Infosys Ltd. ..................... IT Services 95,284 $ 2,408,267
Tata Consultancy Services Ltd. ...... IT Services 93,626 4,686,385
27,674,078
Indonesia 0.8%
Astra International Tbk . PT ......... Automobiles 5,939,400 2,377,258
Mexico 1.7%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 840,830 4,742,281
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,928,900 571,483
5,313,764
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 1,013,500 670,797
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 49,450 1,304,491
Philippines 0.3%
BDO Unibank , Inc. ............... Banks 327,469 774,867
Russia 7.0%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 115,071 1,062,583
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,254 7,638,836
Sberbank of Russia PJSC, ADR ..... Banks 432,289 6,936,079
a,b,d
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 27,833 322,184
a
Yandex NV, A ................... Interactive Media & Services 88,921 5,379,721
21,339,403
South Africa 1.4%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 580,084 2,206,595
Naspers Ltd., N .................. Internet & Direct Marketing Retail 12,961 2,009,555
4,216,150
South Korea 21.8%
a
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 75,091 2,262,760
a
KT Skylife Co. Ltd. ............... Media 92,351 709,424
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 24,169 1,131,256
a
LG Corp. ....................... Industrial Conglomerates 90,582 6,165,162
a
NAVER Corp. ................... Interactive Media & Services 35,949 11,410,023
POSCO ....................... Metals & Mining 14,692 3,406,595
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 514,470 33,784,960
a
Samsung Life Insurance Co. Ltd. ..... Insurance 81,487 4,387,479
a
Soulbrain Co. Ltd. ................ Chemicals 13,314 3,114,234
66,371,893
Taiwan 18.0%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,108,545 4,150,001
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 2,850 253,113
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 290,072 12,425,296
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,709,749 37,755,853
54,584,263

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 1.6%
Kasikornbank PCL ............... Banks 718,893 $ 3,061,616
Kiatnakin Phatra Bank PCL ......... Banks 549,194 985,989
Thai Beverage PCL ............... Beverages 1,450,900 710,592
4,758,197
United Kingdom 1.5%
Unilever plc ..................... Personal Products 82,875 4,442,338
United States 2.1%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 62,978 5,587,408
Genpact Ltd. .................... IT Services 16,034 851,085
6,438,493
Total Common Stocks (Cost $192,912,488) .....................................
291,152,360
a
Preferred Stocks 2.7%
Brazil 2.7%
e
Banco Bradesco SA, ADR, 5.53% .... Banks 1,337,146 4,573,039
e
Itau Unibanco Holding SA, ADR, 4.43% Banks 926,309 3,473,659
8,046,698
Total Preferred Stocks (Cost $7,896,392) .......................................
8,046,698
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $200,808,880) ...............................
299,199,058
Short Term Investments 2.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.9%
United States 1.9%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 5,805,544 5,805,544
Total Money Market Funds (Cost $5,805,544) ...................................
5,805,544
h
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 170,471 170,471
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$170,471) ...................................................................
170,471
a a a a a
Total Short Term Investments (Cost $5,976,015 ) .................................
5,976,015
a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Developing Markets VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page TD- 28 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a
Total Investments (Cost $206,784,895) 100.4% ..................................
$305,175,073
Other Assets, less Liabilities (0.4)% ...........................................
(1,084,026)
Net Assets 100.0% ...........................................................
$304,091,047
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $2,204,571, representing 0.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
A portion or all of the security is on loan at December 31, 2021. See Note 1(c).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $200,808,880
Cost - Non-controlled affiliates (Note 3e) ........................................................ 5,976,015
Value - Unaffiliated issuers (Includes securities loaned of $161,086) ................................... $299,199,058
Value - Non-controlled affiliates (Note 3e) ....................................................... 5,976,015
Cash .................................................................................... 14
Receivables:
Investment securities sold ................................................................... 5,218
Capital shares sold ........................................................................ 74,162
Dividends ............................................................................... 1,124,458
Total assets .......................................................................... 306,378,925
Liabilities:
Payables:
Capital shares redeemed ................................................................... 35,389
Management fees ......................................................................... 268,636
Distribution fees .......................................................................... 46,922
Reports to shareholders fees ................................................................ 180,827
Payable upon return of securities loaned (Note 1 c ) .................................................. 170,471
Deferred tax ............................................................................... 1,470,403
Accrued expenses and other liabilities ........................................................... 115,230
Total liabilities ......................................................................... 2,287,878
Net assets, at value ................................................................. $304,091,047
Net assets consist of:
Paid-in capital ............................................................................. $191,551,822
Total distributable earnings (losses) ............................................................. 112,539,225
Net assets, at value ................................................................. $304,091,047
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $83,268,713
Shares outstanding ........................................................................ 7,737,149
Net asset value and maximum offering price per share ............................................. $10.76
Class 2:
Net assets, at value ....................................................................... $215,976,739
Shares outstanding ........................................................................ 20,249,070
Net asset value and maximum offering price per share ............................................. $10.67
Class 4:
Net assets, at value ....................................................................... $4,845,595
Shares outstanding ........................................................................ 451,384
Net asset value and maximum offering price per share ............................................. $10.73

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,014,924)
Unaffiliated issuers ........................................................................ $6,773,709
Non-controlled affiliates (Note 3e) ............................................................. 152
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 10,627
Non-controlled affiliates (Note 3 e ) ............................................................. 9
Total investment income ................................................................... 6,784,497
Expenses:
Management fees (Note 3 a ) ................................................................... 3,540,911
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 604,470
    Class 4 ................................................................................ 18,547
Custodian fees ............................................................................. 83,209
Reports to shareholders fees .................................................................. 134,148
Professional fees ........................................................................... 170,596
Trustees' fees and expenses .................................................................. 4,054
Other .................................................................................... 86,352
Total expenses ......................................................................... 4,642,287
Expenses waived/paid by affiliates (Note 3e) ................................................... (1,282)
Net expenses ......................................................................... 4,641,005
Net investment income ................................................................ 2,143,492
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $170,470)
Unaffiliated issuers ...................................................................... 22,075,878
Foreign currency t ransactions ................................................................ (106,930)
Net realized gain (loss) .................................................................. 21,968,948
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (41,076,678)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,742)
Change in deferred taxes on unrealized appreciation ............................................... (919,061)
Net change in unrealized appreciation (depreciation) ............................................ (41,997,481)
Net realized and unrealized gain (loss) ............................................................ (20,028,533)
Net increase (decrease) in net assets resulting from operations .......................................... $(17,885,041)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Developing Markets VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,143,492 $1,602,657
Net realized gain (loss) ................................................. 21,968,948 7,417,851
Net change in unrealized appreciation (depreciation) ........................... (41,997,481) 35,703,143
Net increase (decrease) in net assets resulting from operations ................ (17,885,041) 44,723,651
Distributions to shareholders:
Class 1 ............................................................. (2,736,269) (5,313,566)
Class 2 ............................................................. (7,098,412) (13,445,802)
Class 4 ............................................................. (145,812) (329,902)
Total distributions to shareholders .......................................... (9,980,493) (19,089,270)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 1,481,894 (15,688,037)
Class 2 ............................................................. (5,048,337) (8,150,495)
Class 4 ............................................................. (263,658) (515,345)
Total capital share transactions ............................................ (3,830,101) (24,353,877)
Net increase (decrease) in net assets ................................... (31,695,635) 1,280,504
Net assets:
Beginning of year ....................................................... 335,786,682 334,506,178
End of year ........................................................... $304,091,047 $335,786,682

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Developing Markets VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Templeton Developing Markets VIP Fund (Fund) is included
in this report. Shares of the Fund are generally sold only
to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and, if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Asset Management based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 941,262 $11,146,256 551,169 $5,176,244
Shares issued in reinvestment of distributions .......... 221,740 2,736,269 605,880 5,313,565
Shares redeemed ............................... (1,025,538) (12,400,631) (2,564,863) (26,177,846)
Net increase (decrease) .......................... 137,464 $1,481,894 (1,407,814) $(15,688,037)
Class 2 Shares:
Shares sold ................................... 3,029,783 $35,782,088 3,773,009 $36,677,695
Shares issued in reinvestment of distributions .......... 579,935 7,098,412 1,543,720 13,445,802
Shares redeemed ............................... (4,080,457) (47,928,837) (6,223,836) (58,273,992)
Net increase (decrease) .......................... (470,739) $(5,048,337) (907,107) $(8,150,495)
Class 4 Shares:
Shares sold ................................... 54,666 $636,847 25,280 $230,224
Shares issued in reinvestment of distributions .......... 11,826 145,812 37,660 329,902
Shares redeemed ............................... (86,374) (1,046,317) (110,712) (1,075,471)
Net increase (decrease) .......................... (19,882) $(263,658) (47,772) $(515,345)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
For the year ended December 31, 2021, the gross effective management fee rate was 1.050% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4 respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 1,250,033 $ 51,629,717 $ (47,074,206) $ — $ — $ 5,805,544 5,805,544 $ 152
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, foreign capital gains tax, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$64,156,215 and $77,625,850, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $518,425 $4,190,045 $(4,537,999) $— $— $170,471 170,471 $9
Total Affiliated Securities ... $1,768,458 $55,819,762 $(51,612,205) $— $— $5,976,015 $161
2021 2020
Distributions paid from:
Ordinary income .......................................................... $9,445,508 $11,805,794
Long term capital gain ...................................................... 534,985 7,283,476
$9,980,493 $19,089,270
Cost of investments .......................................................................... $215,883,210
Unrealized appreciation ........................................................................ $125,072,228
Unrealized depreciation ........................................................................ (35,780,365)
Net unrealized appreciation (depreciation) .......................................................... $89,291,863
Distributable earnings:
Undistributed ordinary income ................................................................... $8,704,438
Undistributed long term capital gains .............................................................. $16,163,833
Total distributable earnings ..................................................................... $24,868,271
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
At December 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$170,471 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund's portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At December 31, 2021, the Fund had 7.0% of its net assets invested in
Russia.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
5. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 614,634 $ 8,583,738 $ — $ 9,198,372
Cambodia ............................ — 1,196,934 — 1,196,934
China ............................... 10,132,579 64,684,031 2,772,041 77,588,651
Egypt ............................... 419,579 — — 419,579
Hungary ............................. 2,482,832 — — 2,482,832
India ................................ — 27,674,078 — 27,674,078
Indonesia ............................ — 2,377,258 — 2,377,258
Mexico .............................. 5,313,764 — — 5,313,764
Pakistan ............................. 670,797 — — 670,797
Peru ................................ 1,304,491 — — 1,304,491
Philippines ........................... — 774,867 — 774,867
Russia .............................. 5,379,721 15,959,682 — 21,339,403
South Africa .......................... 2,206,595 2,009,555 — 4,216,150
South Korea .......................... — 66,371,893 — 66,371,893
Taiwan .............................. — 54,584,263 — 54,584,263
Thailand ............................. — 4,758,197 — 4,758,197
United Kingdom ....................... — 4,442,338 — 4,442,338
United States ......................... 6,438,493 — — 6,438,493
Preferred Stocks ........................ 8,046,698 — — 8,046,698
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 5,976,015 — — 5,976,015
Total Investments in Securities ........... $48,986,198 $253,416,834
b
$2,772,041 $305,175,073
a
Includes securities determined to have no value at December 31, 2021.
8. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
b
Includes foreign securities valued at $253,416,834, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Developing
Markets VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Developing Markets VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Templeton Developing Markets VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $534,985
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $44,802
Amount Reported
Foreign Taxes Paid $1,170,843
Foreign Source Income Earned $6,715,881

Annual Report
Templeton Foreign VIP Fund
This annual report for Templeton Foreign VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 202 1
Average annual total return of Class 4 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
4
1-Year +4.10%
5-Year +2.62%
10-Year +3.90%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12–12/31/21)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the Fund’s new benchmark, the MSCI All Country World Index (ACWI) ex USA Index-NR, and the Fund’s former benchmark, the MSCI
ACWI ex USA Index. The MSCI ACWI ex USA Index-NR (net of taxes on dividends) is replacing the MSCI ACWI ex USA Index
(gross of taxes on dividends) because the investment manager believes the composition of the MSCI ACWI ex USA Index-NR provides a more consistent basis for comparison relative to the Fund’s peers. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the
Fund Summaries.
**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

Annual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Templeton Foreign VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of issuers located outside the U.S.,
including those in emerging markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments; investments in developing markets involve
heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and
can reduce returns. Because the Fund may invest at least a
significant portion of its assets in companies in a specific region, including Europe, it is subject to greater risks of
adverse developments in that region and/or the surrounding
regions than a fund that is more broadly diversified
geographically. Current political uncertainty concerning the economic consequences of the departure of the U.K. from
the European Union may increase market volatility.
Derivatives, including currency management strategies,
involve costs and can create economic leverage in the
portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) in an amount that exceeds the Fund’s initial investment. The
Fund may not achieve the anticipated benefits, and may
realize losses when a counterparty fails to perform as
promised. The Fund is actively managed but there is no
guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s new
benchmark, the MSCI All Country World Index (ACWI) ex
USA Index-NR, posted a +7.82% total return for the period
under review.
1
Also in comparison, the Fund’s former
benchmark, the MSCI ACWI ex USA Index, posted a +8.29%
total return for the same period.
1
The MSCI ACWI ex USA
Index-NR (net of taxes on dividends) is replacing the MSCI
ACWI ex USA Index (gross of taxes on dividends) because
the investment manager believes the composition of the
MSCI ACWI ex USA Index-NR provides a more consistent
basis for comparison relative to the Fund’s peers.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a +18.54% total return for the 12 months ended December
31, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, easing COVID-19 pandemic restrictions
in certain regions and the development of treatments and
vaccines. However, the Chinese government’s imposition of
additional restrictions on some businesses pressured Asian
and global emerging market stocks. Additionally, the spread
of the Delta and Omicron variants and higher inflation in an environment of persistent supply-chain disruptions hindered
global equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
Geographic Composition
12/31/21
% of Total
Net Assets
Europe 46.4%
Asia 43.7%
Latin America & Caribbean 1.9%
North America 1.7%
Short-Term Investments & Other Net Assets 6.3%

Templeton Foreign VIP Fund

Annual Report
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarter-over-quarter GDP contracted in 2021’s third
quarter. China’s economic recovery continued, although
the country’s quarter-over-quarter GDP growth in 2021’s
first three quarters was slower than in 2020’s second
half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a Chinese large property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
When choosing equity investments for the Fund, we
apply a bottom-up, value-oriented, long-term approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. Our analysis
includes an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider a company’s price/earnings ratio, price/cash flow
ratio, profit margins and liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives to seek to hedge (protect) against currency risks.
The Fund may also use a variety of equity-related derivatives for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways.
Manager’s Discussion
During the annual review period, key contributors to the
Fund’s performance relative to the MSCI ACWI ex USA
Index-NR included allocations in communication services
(underweight) and energy (overweight) as well as stock
selection in real estate and utilities.
The Fund’s communication services holdings were led
by Hong Kong-based social media platform Kuaishou
Technology. We participated in the firm’s initial public offering early in 2021, but we sold the shares a few months later
after the stock price had more than doubled. Following
the rapid ascent of Kuaishou’s share price, valuations no
longer looked cheap, in our analysis, particularly in light of increasing regulatory risks in China. While this investment
ended up being shorter term than usual for a Templeton
stock holding, we strive to remain nimble and flexible enough to change our views on stocks as conditions change. In this
case, our actions were vindicated as the company found
itself on the wrong side of regulatory measures intended to
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 4.7%
Technology Hardware, Storage & Peripherals,
South Korea
Taiwan Semiconductor Manufacturing Co. Ltd. 4.0%
Semiconductors & Semiconductor Equipment,
Taiwan
BP plc 3.3%
Oil, Gas & Consumable Fuels, United Kingdom
Hitachi Ltd. 3.2%
Industrial Conglomerates, Japan
Royal Dutch Shell plc 3.1%
Oil, Gas & Consumable Fuels, Netherlands
NXP Semiconductors NV 2.9%
Semiconductors & Semiconductor Equipment,
China
Housing Development Finance Corp. Ltd. 2.3%
Thrifts & Mortgage Finance, India
Bayer AG 2.2%
Pharmaceuticals, Germany
E.ON SE 2.1%
Multi-Utilities, Germany
AstraZeneca plc 2.1%
Pharmaceuticals, United Kingdom

Templeton Foreign VIP Fund

Annual Report
limit time spent on live-streaming platforms, which led to a downgrade of sky-high growth expectations and significant
share-price pressure after we exited the position.
The energy sector was led by Norwegian oil and gas
major Equinor, which advanced as the price of oil rallied
significantly during the year. We believe Equinor continues
to offer leverage to improving oil and gas fundamentals over the next few years, while also being regarded as an ESG
leader within the integrated oil sector. The stock’s free cash flow yield should rise materially in the coming years, in our assessment, as we anticipate commodity prices to normalize
higher and as Equinor receives some benefit from near-term
tax incentives in Norway. We remain constructive on the
energy sector more broadly. COVID-19-related production
disruptions and reduced investment due to environmental
pressures have curbed output, yet energy demand has
remained healthy due to the economic recovery and
reopening. The market capitalization of the energy sector
relative to the rest of the world fell to an all-time low recently, and we increased our exposure in 2021 given what we
considered compelling opportunities among extremely well-
managed and financially savvy oil producers. Many of these
companies are generating double-digit percentage free cash
flow yields and creating immense value for shareholders
through share buybacks and dividends.
There were no real estate stocks among the top 10
contributors, though our sole utilities holding, German
power provider E.ON, finished among the biggest individual
contributors during the year under review. The company
benefited from strong earnings results that highlighted
improvements across multiple business lines. We continue to
see numerous value catalysts for E.ON over time, including
balance sheet improvements, lower financing costs and the
green energy transition, which, in our view, will spur grid
investment and upgrades in Germany that should ultimately
help expand E.ON’s regulated-asset base.
Turning to detractors, stock selection in the financials,
industrials and health care sectors negatively impacted
relative returns.
Our financials holdings were pressured by Hong Kong-
based life insurer AIA Group. Its share price fell as regulatory tightening and slowing growth in China led to decelerating
new business in this key end-market. However, we believe
that current growth headwinds in China are likely to be
transient and that long-term growth opportunities in this
attractive market remain robust for an industry leader like
AIA. With a clear competitive advantage centered around
the firm’s premier sales agent network and highly profitable protection policies, we believe AIA is well-positioned for
success over the long term. The risk-reward ratio currently
appears favorable, in our view, with forward price/embedded
value toward the lower end of the stock’s historical valuation range. AIA remains a core holding that we expect will benefit from Asia’s rising middle class and compound value over
time.
Our industrials holdings were pressured by relatively
lackluster overall returns, though there were no sector
holdings among the Fund’s biggest detractors. There
was, however, an industrials stock among the Fund’s top
contributors: Japanese industrial technology conglomerate
Hitachi. Its shares rallied after the firm reported rising first-
half 2021 profits on strong revenue growth. Hitachi has
become a poster child for successful restructuring and is
emblematic of the type of opportunities we are finding in
corporate Japan. In the past decade, Hitachi’s corporate
governance has improved markedly, with a board that is
consistently ranked among the best in Japan and includes
10 independent directors (out of 13 directors). The firm’s
operating margin has also improved over the years, more
than doubling since the start of the firm’s de-conglomeration more than a decade ago, while management has prioritized
research and development (R&D) and made return on
invested capital a key performance metric. After years of
far-sighted portfolio restructuring, we believe Hitachi is now a major player in all the right places. Its Lumada internet-
of-things platform is poised to become one of the world’s
biggest beneficiaries of the digital industrial transformation, in our view. Hitachi also commands dominant positions in
multiple industries critical to the green transformation. It controls the third-largest auto-parts maker in Japan, with
leadership in high-growth areas such as electric powertrains, autonomous driving and connected-car technologies. We
believe its energy unit also stands to benefit from the power-
infrastructure upgrades necessary to facilitate smart-grid
development and electric vehicle deployment worldwide,
and its low-emissions railway systems should benefit from
global decarbonization efforts. Hitachi has beaten consensus estimates every quarter for the past year, but in our analysis at period-end, its stock still traded at a material discount to its sum-of-the-parts valuation and less than half its
Bloomberg peer group on price-to-free cash flow ratio.
The Fund’s health care sector holdings were pressured by
Japanese pharmaceuticals firm Takeda Pharmaceutical
and German dialysis specialist Fresenius Medical Care.
Takeda’s shares slumped after investors overlooked the
company’s first share buyback in 13 years and focused
instead on concerns relating to the impending loss of
exclusivity for a handful of meaningful products. Meanwhile,
Fresenius’s share price was pressured by weak growth

Templeton Foreign VIP Fund

Annual Report
and high mortality rates among the firm’s medically-
vulnerable customers during the COVID-19 pandemic.
We remain constructive on both stocks longer term. In the
pharmaceuticals industry, the continual race to invest in
R&D to replace revenues lost to patent expirations creates
structural challenges that too often prevent sustainable value compounding. Within the industry, we prefer holding higher-
growth names still trading at what we view as reasonable
valuations where patent expirations are manageable over
the next 10 years. Within medical devices, we have found
select opportunities in turnaround situations benefiting
from revamped leadership, in addition to industry-leading
companies with attractive future growth prospects that are
able to selectively manage near-term pandemic-related
pressures.
From a geographical standpoint, Europe was the biggest
regional detractor as weakness in Germany and Switzerland
more than offset strength in Norway and the Netherlands.
On the other hand, Asian holdings contributed to the Fund’s
relative performance, buoyed by stock selection in Japan
and our early decision to reduce exposure to the weak
Chinese market.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2021, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment predominantly in securities with non-
U.S. currency exposure.
Thank you for your participation in Templeton Foreign VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Templeton Foreign VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50) . In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $952.00 $6.04 $1,019.02 $6.24 1.23%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.57 $14.23 $13.01 $15.80 $13.89
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.32
c
0.44 0.29 0.30
Net realized and unrealized gains (losses) ........... 0.39 (0.54) 1.19 (2.64) 2.03
Total from investment operations .................... 0.62 (0.22) 1.63 (2.35) 2.33
Less distributions from:
Net investment income .......................... (0.29) (0.44) (0.27) (0.44) (0.42)
Net realized gains ............................. — — (0.14) — —
Total distributions ............................... (0.29) (0.44) (0.41) (0.44) (0.42)
Net asset value, end of year ....................... $13.90 $13.57 $14.23 $13.01 $15.80
Total return
d
................................... 4.44% (0.92)% 12.84% (15.27)% 17.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.86% 0.85% 0.83% 0.82%
Expenses net of waiver and payments by affiliates ....... 0.86% 0.84% 0.83% 0.81% 0.81%
e
Net investment income ........................... 1.58% 2.68%
c
3.25% 1.96% 1.99%
Supplemental data
Net assets, end of year (000’s) ..................... $114,563 $113,317 $121,948 $114,784 $152,684
Portfolio turnover rate ............................ 26.13% 40.07% 28.52% 21.38% 26.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.28 $13.93 $12.74 $15.47 $13.61
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.28
c
0.40 0.25 0.26
Net realized and unrealized gains (losses) ........... 0.38 (0.53) 1.16 (2.58) 1.98
Total from investment operations .................... 0.57 (0.25) 1.56 (2.33) 2.24
Less distributions from:
Net investment income .......................... (0.26) (0.40) (0.23) (0.40) (0.38)
Net realized gains ............................. — — (0.14) — —
Total distributions ............................... (0.26) (0.40) (0.37) (0.40) (0.38)
Net asset value, end of year ....................... $13.59 $13.28 $13.93 $12.74 $15.47
Total return
d
................................... 4.16% (1.16)% 12.53% (15.44)% 16.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.11% 1.10% 1.08% 1.07%
Expenses net of waiver and payments by affiliates ....... 1.11%
e
1.09% 1.08% 1.06% 1.06%
f
Net investment income ........................... 1.35% 2.42%
c
3.00% 1.71% 1.74%
Supplemental data
Net assets, end of year (000’s) ..................... $831,031 $1,084,789 $1,117,813 $1,060,101 $1,394,475
Portfolio turnover rate ............................ 26.13% 40.07% 28.52% 21.38% 26.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.54 $14.20 $12.96 $15.71 $13.71
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.28
c
0.39 0.24 0.23
Net realized and unrealized gains (losses) ........... 0.39 (0.55) 1.20 (2.63) 2.03
Total from investment operations .................... 0.57 (0.27) 1.59 (2.39) 2.26
Less distributions from:
Net investment income .......................... (0.24) (0.39) (0.21) (0.36) (0.26)
Net realized gains ............................. — — (0.14) — —
Total distributions ............................... (0.24) (0.39) (0.35) (0.36) (0.26)
Net asset value, end of year ....................... $13.87 $13.54 $14.20 $12.96 $15.71
Total return
d
................................... 4.10% (1.34)% 12.49% (15.54)% 16.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.21% 1.20% 1.18% 1.17%
Expenses net of waiver and payments by affiliates ....... 1.21%
e
1.19% 1.18% 1.16% 1.16%
f
Net investment income ........................... 1.22% 2.33%
c
2.90% 1.61% 1.64%
Supplemental data
Net assets, end of year (000’s) ..................... $91,428 $106,224 $113,681 $125,265 $159,944
Portfolio turnover rate ............................ 26.13% 40.07% 28.52% 21.38% 26.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Templeton Foreign VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.6%
Aerospace & Defense 2.5%
BAE Systems plc ..................................... United Kingdom 2,214,370 $ 16,499,578
Dassault Aviation SA ................................... France 85,498 9,239,918
25,739,496
Airlines 0.7%
a
International Consolidated Airlines Group SA ................. United Kingdom 3,911,187 7,605,901
Auto Components 2.7%
a
Continental AG ....................................... Germany 128,419 13,481,737
Valeo .............................................. France 469,185 14,137,747
27,619,484
Automobiles 4.5%
Bayerische Motoren Werke AG ........................... Germany 172,762 17,269,838
Honda Motor Co. Ltd. .................................. Japan 693,600 19,721,436
Isuzu Motors Ltd. ..................................... Japan 756,600 9,411,287
46,402,561
Banks 11.4%
ING Groep NV ....................................... Netherlands 999,391 13,883,558
Kasikornbank PCL .................................... Thailand 2,575,400 10,968,094
b
KB Financial Group, Inc., ADR ........................... South Korea 464,206 21,427,749
Lloyds Banking Group plc ............................... United Kingdom 25,913,630 16,814,438
Shinhan Financial Group Co. Ltd. ......................... South Korea 521,368 16,108,423
Standard Chartered plc ................................. United Kingdom 3,543,592 21,530,322
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 510,700 17,428,423
118,161,007
Chemicals 1.3%
c
Covestro AG, 144A, Reg S .............................. Germany 216,099 13,289,956
Construction & Engineering 1.8%
Sinopec Engineering Group Co. Ltd., H ..................... China 9,882,000 4,877,999
Taisei Corp. ......................................... Japan 447,600 13,603,276
18,481,275
Diversified Financial Services 0.7%
EXOR NV ........................................... Netherlands 85,710 7,666,500
Electronic Equipment, Instruments & Components 0.7%
a
Landis+Gyr Group AG .................................. Switzerland 101,763 6,860,644
Energy Equipment & Services 1.7%
SBM Offshore NV ..................................... Netherlands 1,200,592 17,882,990
Food & Staples Retailing 1.5%
Sundrug Co. Ltd. ...................................... Japan 581,900 15,203,604
Health Care Providers & Services 1.6%
Fresenius Medical Care AG & Co. KGaA .................... Germany 249,526 16,163,538
Household Durables 1.6%
Sony Group Corp. ..................................... Japan 134,100 16,923,616
Industrial Conglomerates 5.1%
b
CK Hutchison Holdings Ltd. .............................. United Kingdom 3,085,500 19,868,566
Hitachi Ltd. .......................................... Japan 614,600 33,274,683
53,143,249
Insurance 3.1%
AIA Group Ltd. ....................................... Hong Kong 1,669,200 16,849,358

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Foreign VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Prudential plc ........................................ United Kingdom 902,158 $ 15,588,213
32,437,571
Interactive Media & Services 0.3%
a
Baidu, Inc., ADR ...................................... China 23,330 3,471,271
Internet & Direct Marketing Retail 2.9%
a
Alibaba Group Holding Ltd. .............................. China 1,165,300 17,127,179
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 244,905 13,295,393
30,422,572
IT Services 0.8%
a
Amadeus IT Group SA ................................. Spain 130,260 8,806,978
Machinery 1.6%
Komatsu Ltd. ........................................ Japan 500,500 11,697,574
Toyota Industries Corp. ................................. Japan 62,400 4,988,528
16,686,102
Media 1.5%
a
Informa plc .......................................... United Kingdom 1,025,086 7,171,389
Nippon Television Holdings, Inc. .......................... Japan 285,400 2,894,099
TBS Holdings, Inc. .................................... Japan 371,900 5,387,477
15,452,965
Metals & Mining 4.9%
Alamos Gold, Inc., A ................................... Canada 956,452 7,355,116
ArcelorMittal SA ...................................... Luxembourg 174,713 5,600,131
Sumitomo Metal Mining Co. Ltd. .......................... Japan 466,900 17,672,828
Wheaton Precious Metals Corp. .......................... Brazil 458,400 19,677,305
50,305,380
Multiline Retail 0.5%
Seria Co. Ltd. ........................................ Japan 164,700 4,767,681
Multi-Utilities 2.1%
E.ON SE ............................................ Germany 1,575,398 21,876,704
Oil, Gas & Consumable Fuels 8.2%
BP plc .............................................. United Kingdom 7,701,664 34,480,217
Cenovus Energy, Inc. .................................. Canada 768,744 9,429,197
Equinor ASA ......................................... Norway 156,873 4,151,037
Galp Energia SGPS SA, B .............................. Portugal 476,187 4,616,860
Royal Dutch Shell plc, B ................................ Netherlands 1,455,150 31,924,155
84,601,466
Pharmaceuticals 7.3%
AstraZeneca plc ...................................... United Kingdom 184,667 21,545,939
Bayer AG ........................................... Germany 425,850 22,724,258
Roche Holding AG .................................... Switzerland 39,829 16,504,490
Takeda Pharmaceutical Co. Ltd. .......................... Japan 563,094 15,367,795
76,142,482
Professional Services 1.9%
Adecco Group AG ..................................... Switzerland 392,961 20,001,216
Real Estate Management & Development 2.8%
China Overseas Land & Investment Ltd. .................... China 3,591,000 8,507,562
CK Asset Holdings Ltd. ................................. Hong Kong 2,268,500 14,311,641

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Foreign VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page TF- 26 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Swire Pacific Ltd., A ................................... Hong Kong 1,129,000 $ 6,422,652
29,241,855
Semiconductors & Semiconductor Equipment 8.9%
Infineon Technologies AG ............................... Germany 449,967 20,699,417
NXP Semiconductors NV ............................... China 134,300 30,590,854
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,864,000 41,162,129
92,452,400
Technology Hardware, Storage & Peripherals 4.7%
Samsung Electronics Co. Ltd. ............................ South Korea 741,212 48,674,981
Thrifts & Mortgage Finance 2.3%
Housing Development Finance Corp. Ltd. ................... India 692,774 23,920,979
Tobacco 2.0%
Imperial Brands plc .................................... United Kingdom 945,557 20,704,852
Total Common Stocks (Cost $802,426,086) .....................................
971,111,276
Warrants
Warrants 0.1%
Oil, Gas & Consumable Fuels 0.1%
a
Cenovus Energy, Inc., 1/01/26 ............................ Canada 75,750 569,698
Total Warrants (Cost $255,280) ................................................
569,698
Total Long Term Investments (Cost $802,681,366) ...............................
971,680,974
a
Short Term Investments 4.9%
a a
Country Shares
a
Value
a
Money Market Funds 4.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 50,936,475 50,936,475
Total Money Market Funds (Cost $50,936,475) ..................................
50,936,475
a a a a a
f
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 192,332 192,332
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $192,332) .............................................................
192,332
Total Short Term Investments (Cost $51,128,807 ) ................................
51,128,807
a
Total Investments (Cost $853,810,173) 98.6% ...................................
$1,022,809,781
Other Assets, less Liabilities 1.4% .............................................
14,211,525
Net Assets 100.0% ...........................................................
$1,037,021,306

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Foreign VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2021. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $26,585,349, representing 2.6% of net assets.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $802,681,366
Cost - Non-controlled affiliates (Note 3e) ........................................................ 51,128,807
Value - Unaffiliated issuers (Includes securities loaned of $182,047) ................................... $971,680,974
Value - Non-controlled affiliates (Note 3e) ....................................................... 51,128,807
Receivables:
Capital shares sold ........................................................................ 769,570
Dividends and interest ..................................................................... 3,326,990
European Union tax reclaims (Note 1 d ) ......................................................... 12,980,800
Total assets .......................................................................... 1,039,887,141
Liabilities:
Payables:
Capital shares redeemed ................................................................... 186,186
Management fees ......................................................................... 707,001
Distribution fees .......................................................................... 201,328
Reports to shareholders fees ................................................................ 415,856
Payable upon return of securities loaned (Note 1 c ) .................................................. 192,332
Deferred tax ............................................................................... 931,517
Contingent fees for European Union tax reclaims (Note 1d) ........................................... 53,141
Accrued expenses and other liabilities ........................................................... 178,474
Total liabilities ......................................................................... 2,865,835
Net assets, at value ................................................................. $1,037,021,306
Net assets consist of:
Paid-in capital ............................................................................. $893,617,211
Total distributable earnings (losses) ............................................................. 143,404,095
Net assets, at value ................................................................. $1,037,021,306
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $114,562,892
Shares outstanding ........................................................................ 8,243,980
Net asset value and maximum offering price per share ............................................. $13.90
Class 2:
Net assets, at value ....................................................................... $831,030,735
Shares outstanding ........................................................................ 61,143,283
Net asset value and maximum offering price per share ............................................. $13.59
Class 4:
Net assets, at value ....................................................................... $91,427,679
Shares outstanding ........................................................................ 6,592,960
Net asset value and maximum offering price per share ............................................. $13.87

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $3,388,090)
Unaffiliated issuers ........................................................................ $30,570,361
Non-controlled affiliates (Note 3e) ............................................................. 5,764
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 61,592
Non-controlled affiliates (Note 3 e ) ............................................................. 631
Other income (Note 1 d ) ...................................................................... 467,018
Total investment income ................................................................... 31,105,366
Expenses:
Management fees (Note 3 a ) ................................................................... 10,211,662
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,623,170
    Class 4 ................................................................................ 350,363
Custodian fees ............................................................................. 132,968
Reports to shareholders fees .................................................................. 323,904
Professional fees ........................................................................... 97,463
Trustees' fees and expenses .................................................................. 12,278
Other .................................................................................... 173,628
Total expenses ......................................................................... 13,925,436
Expenses waived/paid by affiliates (Note 3e) ................................................... (61,529)
Net expenses ......................................................................... 13,863,907
Net investment income ................................................................ 17,241,459
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $180,372)
Unaffiliated issuers ...................................................................... 91,958,047
Foreign currency transactions ................................................................ (327,234)
Net realized gain (loss) .................................................................. 91,630,813
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (43,395,191)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,093,392)
Change in deferred taxes on unrealized appreciation ............................................... 578,267
Net change in unrealized appreciation (depreciation) ............................................ (43,910,316)
Net realized and unrealized gain (loss) ............................................................ 47,720,497
Net increase (decrease) in net assets resulting from operations .......................................... $64,961,956

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Foreign VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $17,241,459 $28,247,734
Net realized gain (loss) ................................................. 91,630,813 (91,749,700)
Net change in unrealized appreciation (depreciation) ........................... (43,910,316) 51,110,547
Net increase (decrease) in net assets resulting from operations ................ 64,961,956 (12,391,419)
Distributions to shareholders:
Class 1 ............................................................. (2,381,077) (3,651,171)
Class 2 ............................................................. (19,729,840) (32,735,824)
Class 4 ............................................................. (1,653,598) (3,189,135)
Total distributions to shareholders .......................................... (23,764,515) (39,576,130)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (1,488,235) (3,329,454)
Class 2 ............................................................. (289,098,586) 9,474,525
Class 4 ............................................................. (17,919,519) (3,288,883)
Total capital share transactions ............................................ (308,506,340) 2,856,188
Net increase (decrease) in net assets ................................... (267,308,899) (49,111,361)
Net assets:
Beginning of year ....................................................... 1,304,330,205 1,353,441,566
End of year ........................................................... $1,037,021,306 $1,304,330,205

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Foreign VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Templeton Foreign VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 442,846 $6,305,829 806,359 $9,224,666
Shares issued in reinvestment of distributions .......... 158,422 2,381,077 325,707 3,651,171
Shares redeemed ............................... (708,094) (10,175,141) (1,349,400) (16,205,291)
Net increase (decrease) .......................... (106,826) $(1,488,235) (217,334) $(3,329,454)
Class 2 Shares:
Shares sold ................................... 5,248,565 $73,689,135 11,015,042 $124,442,450
Shares issued in reinvestment of distributions .......... 1,341,254 19,729,840 2,981,404 32,735,824
Shares redeemed ............................... (27,124,178) (382,517,561) (12,535,323) (147,703,749)
Net increase (decrease) .......................... (20,534,359) $(289,098,586) 1,461,123 $9,474,525
Class 4 Shares:
Shares sold ................................... 677,401 $9,654,639 1,219,556 $13,736,529
Shares issued in reinvestment of distributions .......... 110,093 1,653,598 284,490 3,189,135
Shares redeemed ............................... (2,037,261) (29,227,756) (1,669,364) (20,214,547)
Net increase (decrease) .......................... (1,249,767) $(17,919,519) (165,318) $(3,288,883)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.806% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.810% Over $200 million, up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.750% Over $1.2 billion, up to and including $1.3 billion
0.675% Over $1.3 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
4. Income Taxes
During the year ended December 31, 2021 the Fund utilized $86,100,939 of capital loss carryforwards.
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 120,292,539 $ 358,133,144 $ (427,489,208) $ — $ — $ 50,936,475 50,936,475 $ 5,764
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $210,492,079 $(210,299,747) $— $— $192,332 192,332 $631
Total Affiliated Securities ... $120,292,539 $568,625,223 $(637,788,955) $— $— $51,128,807 $6,395
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $49,364,034
2021 2020
Distributions paid from:
Ordinary income .......................................................... $23,764,515 $39,576,130
Cost of investments .......................................................................... $867,540,542
Unrealized appreciation ........................................................................ $255,474,442
Unrealized depreciation ........................................................................ (100,205,203)
Net unrealized appreciation (depreciation) .......................................................... $155,269,239
Distributable earnings:
Undistributed ordinary income ................................................................... $25,514,436
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales, EU reclaims and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$301,334,474 and $548,383,488, respectively.
At December 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$192,332 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 25,739,496 $ — $ 25,739,496
Airlines .............................. — 7,605,901 — 7,605,901
Auto Components ...................... — 27,619,484 — 27,619,484
Automobiles .......................... — 46,402,561 — 46,402,561
Banks ............................... 21,427,749 96,733,258 — 118,161,007
Chemicals ........................... — 13,289,956 — 13,289,956
Construction & Engineering ............... — 18,481,275 — 18,481,275
Diversified Financial Services ............. — 7,666,500 — 7,666,500
Electronic Equipment, Instruments &
Components ........................ — 6,860,644 — 6,860,644
Energy Equipment & Services ............. — 17,882,990 — 17,882,990
Food & Staples Retailing ................. — 15,203,604 — 15,203,604
Health Care Providers & Services .......... — 16,163,538 — 16,163,538
Household Durables .................... — 16,923,616 — 16,923,616
Industrial Conglomerates ................ — 53,143,249 — 53,143,249
Insurance ............................ — 32,437,571 — 32,437,571
Interactive Media & Services .............. 3,471,271 — — 3,471,271
Internet & Direct Marketing Retail .......... — 30,422,572 — 30,422,572
IT Services ........................... — 8,806,978 — 8,806,978
Machinery ............................ — 16,686,102 — 16,686,102
Media ............................... — 15,452,965 — 15,452,965
Metals & Mining ....................... 27,032,421 23,272,959 — 50,305,380
Multiline Retail ........................ — 4,767,681 — 4,767,681
Multi-Utilities .......................... — 21,876,704 — 21,876,704
Oil, Gas & Consumable Fuels ............. 9,429,197 75,172,269 — 84,601,466
Pharmaceuticals ....................... — 76,142,482 — 76,142,482
Professional Services ................... — 20,001,216 — 20,001,216
Real Estate Management & Development .... — 29,241,855 — 29,241,855
Semiconductors & Semiconductor Equipment . 30,590,854 61,861,546 — 92,452,400
Technology Hardware, Storage & Peripherals . — 48,674,981 — 48,674,981
Thrifts & Mortgage Finance ............... — 23,920,979 — 23,920,979
Tobacco ............................. — 20,704,852 — 20,704,852
Warrants .............................. 569,698 — — 569,698
Short Term Investments ................... 51,128,807 — — 51,128,807
Total Investments in Securities ........... $143,649,997 $879,159,784
a
$— $1,022,809,781
a
Includes foreign securities valued at $879,159,784, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Foreign VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Foreign VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Templeton Foreign VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021:
Amount Reported
Foreign Taxes Paid $3,212,660
Foreign Source Income Earned $24,703,611

TGB-1
Annual Report
Templeton Global Bond VIP Fund
This annual report for Templeton Global Bond VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 202 1
Average annual total return of Class 4 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
4
1-Year -5.01%
5-Year -1.03%
10-Year +1.04%

TGB-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/21 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
J.P. Morgan (JPM) Global Government Bond Index (GGBI) and the FTSE World Government Bond Index (WGBI). One
cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to
Performance Information preceding the Fund Summaries.
**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

TGB-3
Annual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
Templeton Global Bond VIP Fund
Fund Goal and Main Investments
The Fund seeks high current income, consistent with
preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Foreign
securities involve special risks, including currency
fluctuations and economic and political uncertainties.
Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Sovereign debt securities
are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be
unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due.
Adverse conditions in a certain region or country can
adversely affect securities of issuers in other countries
whose economies appear to be unrelated. Investments in
developing markets involve heightened risks related to the
same factors, in addition to those associated with these
markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support
securities market. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will
produce the desired results. The Fund’s prospectus also
includes a description of the main investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the J.P. Morgan
Global Government Bond Index posted a -6.50% total return
and the FTSE World Government Bond Index posted a
-6.97% total return for the same period.
1
Economic and Market Overview
The 12-month period ended December 31, 2021, was a tale
of two halves. The first half was characterized by exuberant optimism for an end to the COVID-19 pandemic, punctuated
by a surge in economic activity in the spring as lockdowns
were eased and economies reopened. The second half
was characterized by rising inflation and incremental shifts towards monetary tightening, with several emerging markets
entering rate hiking cycles ahead of the major developed
markets. On the whole, sovereign bond yields rose in most
countries during the period while the U.S. dollar (USD)
broadly strengthened, albeit with intermittent episodes of
declining yields in various countries and shifting cycles of currency appreciation/depreciation in individual currency
pairings.
The period began with sovereign bond yields rising sharply
across much of the world over the first three months. The
yield on the 10-year U.S. Treasury (UST) note would reach
its high mark for the entire period on March 31 at 1.74%,
82 basis points (bps) higher than where it finished 2020.
Vaccine distributions, ongoing stimulus measures and
optimism for improving economic conditions appeared to fuel
reflation expectations across global financial markets.
However, the harsh realities of the worldwide health
crisis and economic hardship continued to have profound
consequences for lives and livelihoods around the world
in the winter and early spring months of 2021. Vaccine
distributions progressively accelerated in many countries
during the first half of 2021, though supply setbacks notably affected areas of Europe in March and April. Governments
continued to struggle with balancing the needs of their
economies with the health of their citizens during much of
the first quarter of 2021 before higher vaccination rates and lower case levels enabled many regions to progressively
reopen their economies in the spring.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first three months.
USD-denominated sovereign credit sectors broadly saw
negative returns in January, February and March before
sharply reversing to generate offsetting positive returns in
Geographic Composition
12/31/21
% of Total
Net Assets
Asia 33.9%
North America 20.6%
Latin America & Caribbean 12.1%
Europe 3.9%
Middle East & Africa 1.7%
Other 0.4%
Short-Term Investments & Other Net Assets 27.4%

Templeton Global Bond VIP Fund
TGB-4
Annual Report
April, May and June as UST yields pulled back from their
late-March peaks. Sovereign bond yields generally resumed
their rising trends in May and June amid rising inflation
in many areas of Europe and the Americas. In currency
markets, the USD broadly strengthened against a number
of developed market and emerging market currencies in the
first quarter of 2021, reversing the broad-based weakening
trend from the second half of 2020. Broad USD weakness
returned in April and May before the strengthening pattern
returned in June.
Business and consumer confidence surveys notably
strengthened in multiple regions during the second quarter of
2021, despite some growing concerns over the proliferation
of the Delta variant of COVID-19 in several parts of the
world in June. Economic activity continued to broadly
expand in many countries in the second quarter, largely
driven by strength in goods sectors and manufacturing, as
well as historically high savings rates in many countries
that helped fuel demand. On the whole, the second quarter
would represent the largest quarterly surge in GDP for most
countries in 2021.
In the second half of 2021, sovereign bond yields would
largely continue to rise across much of the world as central banks continued to wade deeper into monetary tightening
cycles. Developed market sovereign bond yields initially
declined in July and early August as the Delta variant
proliferated across multiple regions. The 10-year UST
note’s yield dropped to 1.17% on August 3 as risk aversion
resurfaced, its lowest level since mid-February. However,
sovereign bond yields largely trended higher from that point through the end of the year as investor sentiments appeared
to refortify.
In September, the U.S. Federal Reserve (Fed) announced
it would begin tapering its asset purchases in the fourth
quarter of 2021. The hawkish shift added further upward
pressure on UST yields and drove broad strengthening of
the USD. Sovereign bond yields continued to trend higher
in many regions over the following month, with the 10-
year UST note reaching 1.70% on October 21, its highest
yield since early April. Sovereign bond yields largely
maintained their levels over subsequent weeks until the
Omicron variant of COVID-19 emerged in the final days
of November, triggering broad-based risk aversion across
global financial markets and perceived safe-haven rallies in several developed market assets. Crude oil prices dropped
around 20% in November on global growth concerns, with
the bulk of the price adjustments occurring in the wake of the
Omicron news.
Sovereign bond yields declined in several developed
markets in late November and early December on the
heightened risk aversion before global growth concerns
eventually dissipated in the second half of the month,
even as COVID-19 cases surged to record levels. Disease
severity from Omicron appeared milder than previous
variants, leading to a significant decoupling of the trend
lines for case numbers (rising sharply) and mortality rates
(moderating). We expected COVID-19 variants to not derail
global growth momentum, though the risks continued to
bear monitoring. Commodity and energy prices ultimately
rebounded in December, recovering much of the price
corrections from the prior month as reflation sentiments
returned to global financial markets.
Manufacturing and business surveys largely continued to
remain at expansionary levels across much of the world
during the second half of 2021 but moderated from their
mid-year peaks. Consumer confidence surveys showed
similar trends. Labor market conditions generally continued
to improve in many countries, though labor shortages and
unemployment remained above pre-pandemic levels in
several regions. Overall, global growth showed signs of
moderating from the historically strong rebound in the first half of 2021 but remained largely resilient, in our view.
Inflation figures remained historically high across many parts of the world during the second half of the period, driven by a combination of factors that included resurgent economic
activity, supply disruptions in certain sectors, and the effects of massive fiscal and monetary stimulus measures. Headline
inflation (Consumer Price Index) in the U.S. remained at or
above 5.0% year-over-year from May through the end of
2021, coming in at 6.8% in November, its highest level since
1982.
A growing number of central banks pursued monetary
tightening measures in the second half of the year, with
persistent inflationary pressures in several emerging
markets motivating aggressive tightening responses. In
Latin America, Brazil’s central bank hiked its policy rate
by 725 bps in 2021, Chile by 350 bps, Peru by 225 bps,
Mexico by 150 bps and Colombia by 125 bps. In eastern
Europe, Russia hiked its policy rate by 425 bps, the Czech
Republic by 300 bps, Hungary by 180 bps and Poland by
165 bps. Most countries in Asia kept policy rates unchanged
as inflation generally remained more contained and within
central bank targets.
In developed markets, most central banks continued to keep
their policy rates unchanged at extraordinarily low levels
during the year, with some exceptions. Norway posted two
25-bp hikes in 2021 to bring its policy rate to 0.50%; the U.K.

Templeton Global Bond VIP Fund
TGB-5
Annual Report
hiked its policy rate by 15 bps to 0.25% in December, its first rate adjustment since March 2020; New Zealand posted
consecutive 25-bp hikes in October and November, bringing
its policy rate to 0.75%; and South Korea hiked its policy rate
25 bps in August and November to 1.00%. Other developed
market central banks, such as in Canada, Sweden and
Australia, remained on hold with policy rates in 2021, but
were at various stages of tapering their asset purchase
programs.
The Fed kept the federal funds target rate unchanged
(0.00% to 0.25%) at each of its policy meetings during
the period but it began tapering its asset purchases in
November. However, the Fed quickly shifted in a hawkish
direction at its December meeting, doubling the pace of its
asset purchase tapering for January. The accelerated pace
put the asset purchase program on schedule to conclude by
March 2022, enabling a rate hiking cycle to start in March
or May, earlier than previously indicated at the November
meeting. Additionally, the Fed’s dot plot survey in December showed that 12 of 18 officials expect at least three rate hikes in 2022, a substantial change from the September survey
that saw nine of 18 officials project no hikes until 2023. We expected UST term premiums to ratchet higher in upcoming
quarters, with a bear-flattening effect driven by rising yields in the short- to intermediate-term range of the yield curve.
The European Central Bank (ECB) kept monetary policy
largely unchanged during the period, leaving the main
refinancing operations rate at 0.0% and the main deposit
facility rate at -0.5%. ECB President Christine Lagarde
reaffirmed at the October and December meetings that
key rates will likely remain unchanged through 2022.
The ongoing accommodative policy stance from the ECB
appeared likely to diverge substantially from the tightening trajectory of the Fed in 2022. We expected the euro to
weaken against the USD given negative rates and widening
rate differentials with the U.S., as well as greater headwinds to growth in Europe.
The Bank of Japan (BOJ) also kept monetary policy
largely unchanged during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-
year Japanese government bond at 0.0%. In December,
the BOJ announced plans to scale down its emergency
pandemic purchasing measures by tapering its corporate
debt purchases to precrisis levels by April. We expected
the Japanese yen to face headwinds from widening rate
differentials with the U.S.
Overall, most developed markets saw 10-year sovereign
bond yields rise during the period, including Norway,
Sweden, the U.K., South Korea, Canada and core Europe.
The yield on the 10-year UST note finished the year at
1.51%, 59 bps higher than where it ended 2020. In emerging
markets, 10-year sovereign bond yields rose sharply
across much of Latin America, including Brazil, Mexico,
Colombia, Chile and Peru. In eastern Europe, 10-year
yields trended higher in Poland, Hungary, Russia and the
Czech Republic on elevated inflation and ongoing monetary
tightening. Yields also rose in much of Asia, including
India, Indonesia, Thailand and Singapore, but declined in
China. USD-denominated sovereign credit sectors broadly
saw moderately negative returns for the period (with some
exceptions in individual countries), as the investment-
grade credit tiers came under pressure from the rising yield environment while high-yield credit tiers largely endured
additional spread widening.
In currency markets, the USD broadly strengthened against
most developed market and emerging market currencies
in 2021, appreciating against the euro, the British pound,
the Japanese yen, the South Korean won, the Australian
dollar and the New Zealand dollar. In specific pairings, the
Norwegian krone and the Canadian dollar appreciated
against the euro, while the Swedish krona depreciated. In
emerging markets, the USD depreciated against the Chinese
yuan, but appreciated against most currencies in Latin
America and Asia, including the Brazilian real, Mexican peso,
Colombian peso, Chilean peso, Indian rupee, Indonesian
rupiah, Singapore dollar and Thai baht.
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we monitor various
factors including changes in interest rates, currency
exchange rates and credit risks. We seek to manage the
Fund’s exposure to various currencies and regularly enter
into various currency-related derivative instruments, such
as currency and cross-currency forwards, currency and
currency index futures contracts and currency options.
Manager’s Discussion
The successful development of vaccines against COVID-19
in final months of 2020 substantially changed our outlook
and positioning for 2021. In the weeks before the 12-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation to risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people

Templeton Global Bond VIP Fund
TGB-6
Annual Report
increasingly reengaged with the world. We were actively
constructive in a number of regions throughout the 12-month
period, particularly in areas of Asia that appeared to be at the forefront of the global economic recovery.
Overall, the Fund was focused on three core themes
during the period: (1) value in select currencies against
the USD and the euro, specifically in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies against the USD and the
euro. We held notable exposures to the Chinese yuan,
the South Korean won, the Indian rupee, the Indonesian
rupiah and the Japanese yen against the USD. We added
exposure to the Singapore dollar in April, the New Zealand
dollar in June and the Thai baht in December. We held an
overweighted position in the Japanese yen through the
first quarter of 2021 before reducing it to around a neutral weight in the second quarter. In the fourth quarter of 2021, we reduced our Japanese yen position to a significant
underweighting. In EMEA, we held exposures in the
Norwegian krone and Swedish krona against the euro
throughout 2021. In the Americas, we held long exposure to
the Canadian dollar against the euro, and long exposures
to the Colombian peso and Brazilian real against the USD.
In May, we added exposure to the Chilean peso against the
USD. During the period, we used currency forwards and
currency options to actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
After exiting our local-currency position in Brazil in the first quarter of 2021 due to acute political and economic risks,
we reestablished the position in the second quarter as
political compromises in the spring and better-than expected economic figures supported an improved outlook. In July, we
added to our local-currency position in Brazil and reduced
our position in Mexico. We also saw pockets of value in
certain USD-denominated sovereign credits during the
reporting period, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while sovereign
credit exposures had a largely neutral effect. Among
currencies, positions in the Japanese yen, South Korean
won, Argentine peso, Colombian peso and Chilean peso
detracted from absolute performance. However, the Fund’s
net-negative exposure to the euro contributed to absolute
results, as did its position in the Norwegian krone against
the euro. Its position in the Chinese yuan against the
USD also contributed to absolute performance. The Fund
maintained a defensive approach regarding interest rates
in developed markets, while holding duration exposures in
select emerging markets. Duration exposures in Argentina,
Indonesia and Ghana contributed to absolute results, while
the Fund’s position in intermediate-term USTs detracted.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-rate strategies. Currency positions detracted from relative results, while sovereign credit exposures had a largely neutral
effect. Overweighted duration exposures in Argentina,
Indonesia and Ghana contributed to relative performance,
as did the Fund’s lack of duration exposure in the euro area and underweighted duration exposure in USTs. Among
currencies, overweighted positions in the South Korean won,
Argentine peso, Colombian peso and Chilean peso detracted
from relative results, as did the Fund’s overweighted position in the Japanese yen for part of the period. However, its
underweighted exposure to the euro contributed to relative
performance, as did its overweighted position in the
Norwegian krone against the euro. Its overweighted position
in the Chinese yuan also contributed to relative results.
Thank you for your participation in Templeton Global Bond
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Templeton Global Bond VIP Fund
TGB-7
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $977.50 $4.29 $1,020.87 $4.38 0.86%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-8
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.49 $16.63 $17.54 $17.17 $16.85
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.52 0.89 0.88 0.83
Net realized and unrealized gains (losses) ........... (1.15) (1.31) (0.54) (0.51) (0.46)
Total from investment operations .................... (0.67) (0.79) 0.35 0.37 0.37
Less distributions from:
Net investment income and net foreign currency gains .. — (1.35) (1.26) — —
Net realized gains ............................. — — — — (0.05)
Tax return of capital ............................ — (—)
c
— — —
Total distributions ............................... — (1.35) (1.26) — (0.05)
Net asset value, end of year ....................... $13.82 $14.49 $16.63 $17.54 $17.17
Total return
d
................................... (4.62)% (4.73)% 1.89% 2.15% 2.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.51% 0.51% 0.53% 0.56% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.46% 0.44% 0.47% 0.46%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.50%
e
0.45% 0.42% 0.45% 0.46%
e
Net investment income ........................... 3.42% 3.43% 5.22% 5.09% 4.81%
Supplemental data
Net assets, end of year (000’s) ..................... $204,318 $224,704 $322,794 $285,046 $286,502
Portfolio turnover rate ............................ 27.65% 52.84% 22.58% 18.22% 37.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-9
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.82 $15.91 $16.83 $16.51 $16.25
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.46 0.82 0.81 0.76
Net realized and unrealized gains (losses) ........... (1.12) (1.24) (0.53) (0.49) (0.45)
Total from investment operations .................... (0.69) (0.78) 0.29 0.32 0.31
Less distributions from:
Net investment income and net foreign currency gains .. — (1.31) (1.21) — —
Net realized gains ............................. — — — — (0.05)
Tax return of capital ............................ — (—)
c
— — —
Total distributions ............................... — (1.31) (1.21) — (0.05)
Net asset value, end of year ....................... $13.13 $13.82 $15.91 $16.83 $16.51
Total return
d
................................... (4.99)% (4.92)% 1.63% 1.94% 1.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.76% 0.75% 0.78% 0.81% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.71% 0.69% 0.72% 0.71%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.75%
e
0.70% 0.67% 0.70% 0.71%
e
Net investment income ........................... 3.17% 3.16% 4.97% 4.84% 4.56%
Supplemental data
Net assets, end of year (000’s) ..................... $1,859,619 $2,022,487 $2,389,610 $2,544,900 $2,730,081
Portfolio turnover rate ............................ 27.65% 52.84% 22.58% 18.22% 37.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-10
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.17 $16.27 $17.19 $16.88 $16.62
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.46 0.82 0.81 0.76
Net realized and unrealized gains (losses) ........... (1.13) (1.27) (0.55) (0.50) (0.45)
Total from investment operations .................... (0.71) (0.81) 0.27 0.31 0.31
Less distributions from:
Net investment income and net foreign currency gains .. — (1.29) (1.19) — —
Net realized gains ............................. — — — — (0.05)
Tax return of capital ............................ — (—)
c
— — —
Total distributions ............................... — (1.29) (1.19) — (0.05)
Net asset value, end of year ....................... $13.46 $14.17 $16.27 $17.19 $16.88
Total return
d
................................... (5.01)% (5.00)% 1.48% 1.84% 1.76%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.86% 0.85% 0.88% 0.91% 0.88%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.81% 0.79% 0.82% 0.81%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.85%
e
0.80% 0.77% 0.80% 0.81%
e
Net investment income ........................... 3.07% 3.06% 4.87% 4.74% 4.46%
Supplemental data
Net assets, end of year (000’s) ..................... $71,454 $76,771 $90,272 $94,312 $98,934
Portfolio turnover rate ............................ 27.65% 52.84% 22.58% 18.22% 37.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Templeton Global Bond VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-11
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 52.0%
Argentina 2.1%
a
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 3,143,831,238 ARS $ 15,388,975
Index Linked, 1.3%, 9/20/22 ....... 674,980,531 ARS 3,320,634
Index Linked, 1.4%, 3/25/23 ....... 2,148,189,302 ARS 10,476,558
Index Linked, 1.45%, 8/13/23 ...... 127,880,115 ARS 605,569
Index Linked, 1.5%, 3/25/24 ....... 1,835,793,892 ARS 8,786,559
b
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 36.165%, (ARS
BADLAR + 2%), 4/03/22 ......... 24,036,000 ARS 117,434
Argentina Government Bond ,
16%, 10/17/23 ................. 884,455,900 ARS 2,708,558
15.5%, 10/17/26 ................ 1,668,306,000 ARS 3,184,907
44,589,194
Brazil 2.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 41,020,000 BRL 7,258,584
10%, 1/01/27 .................. 179,710,000 BRL 31,548,943
10%, 1/01/29 .................. 17,690,000 BRL 3,076,444
10%, 1/01/31 .................. 28,220,000 BRL 4,861,602
46,745,573
Colombia 3.2%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 88,516
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 161,377
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 17,524,600,000 COP 4,352,876
B, 10%, 7/24/24 ................ 67,868,000,000 COP 17,868,343
B, 6.25%, 11/26/25 .............. 32,036,000,000 COP 7,573,196
B, 7.5%, 8/26/26 ............... 102,403,700,000 COP 24,998,576
B, 5.75%, 11/03/27 .............. 22,036,000,000 COP 4,893,051
B, 6%, 4/28/28 ................. 29,113,600,000 COP 6,470,557
B, 7.75%, 9/18/30 .............. 8,450,000,000 COP 2,027,009
68,433,501
Ghana 1.7%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 27,160,000 GHS 4,445,002
18.25%, 7/25/22 ................ 80,000 GHS 13,132
17.6%, 11/28/22 ................ 520,000 GHS 84,109
20.75%, 1/16/23 ................ 120,000 GHS 19,868
19%, 9/18/23 .................. 150,000 GHS 24,225
18.85%, 9/28/23 ................ 3,100,000 GHS 499,354
19.25%, 11/27/23 ............... 1,350,000 GHS 218,224
19.25%, 12/18/23 ............... 110,000 GHS 17,771
19.75%, 3/25/24 ................ 26,840,000 GHS 4,355,465
19%, 11/02/26 ................. 80,510,000 GHS 12,393,221
19.75%, 3/15/32 ................ 80,510,000 GHS 12,393,787
Senior Note, 17.6%, 2/20/23 ...... 3,310,000 GHS 531,479
Senior Note, 17.7%, 3/18/24 ...... 1,080,000 GHS 169,140
Senior Note, 18.3%, 3/02/26 ...... 690,000 GHS 105,659
Senior Note, 18.5%, 1/02/23 ...... 70,000 GHS 11,368
Senior Note, 17.25%, 7/31/23 ...... 210,000 GHS 33,232
35,315,036

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Global Bond VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-12
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 4.6%
India Government Bond ,
8.2%, 2/15/22 ................. 500,000,000 INR $ 6,748,248
6.84%, 12/19/22 ................ 98,000,000 INR 1,345,681
7.16%, 5/20/23 ................ 133,700,000 INR 1,852,228
8.83%, 11/25/23 ................ 1,468,100,000 INR 21,099,495
8.2%, 9/24/25 ................. 297,100,000 INR 4,328,524
7.59%, 1/11/26 ................. 1,629,000,000 INR 23,276,115
7.27%, 4/08/26 ................ 214,000,000 INR 3,026,155
Senior Note, 5.22%, 6/15/25 ...... 313,000,000 INR 4,158,010
Senior Note, 5.15%, 11/09/25 ...... 2,459,900,000 INR 32,463,573
98,298,029
Indonesia 10.6%
Indonesia Government Bond ,
FR35, Senior Bond, 12.9%, 6/15/22 . 71,229,000,000 IDR 5,209,197
FR39, 11.75%, 8/15/23 .......... 5,491,000,000 IDR 433,561
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,964,404
FR43, 10.25%, 7/15/22 .......... 147,832,000,000 IDR 10,771,484
FR44, 10%, 9/15/24 ............. 4,454,000,000 IDR 356,694
FR46, 9.5%, 7/15/23 ............ 226,780,000,000 IDR 17,271,240
FR61, 7%, 5/15/22 .............. 244,849,000,000 IDR 17,429,332
FR63, 5.625%, 5/15/23 .......... 289,067,000,000 IDR 20,818,300
FR70, 8.375%, 3/15/24 .......... 53,132,000,000 IDR 4,060,360
FR81, 6.5%, 6/15/25 ............ 599,166,000,000 IDR 44,309,487
FR86, 5.5%, 4/15/26 ............ 1,421,313,000,000 IDR 101,329,321
225,953,380
Mexico 4.6%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/09/22 ............... 930,494,000 MXN 45,348,276
M, Senior Bond, 8%, 12/07/23 ..... 836,490,000 MXN 41,330,632
M, Senior Note, 6.75%, 3/09/23 .... 229,144,000 MXN 11,184,889
97,863,797
Norway 3.9%
c
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 315,007,000 NOK 36,177,281
144A, Reg S, 3%, 3/14/24 ........ 265,052,000 NOK 31,121,760
144A, Reg S, 1.75%, 3/13/25 ...... 89,312,000 NOK 10,205,786
144A, Reg S, 1.5%, 2/19/26 ....... 52,969,000 NOK 5,990,471
83,495,298
South Korea 18.7%
Korea Monetary Stabilization Bond ,
1.285%, 2/02/22 ................ 33,410,000,000 KRW 28,104,114
Senior Note, 0.87%, 2/02/23 ...... 59,850,000,000 KRW 50,028,828
Senior Note, 0.905%, 4/02/23 ...... 61,390,000,000 KRW 51,253,062
Korea Treasury Bond ,
1.25%, 12/10/22 ................ 77,860,000,000 KRW 65,427,884
3%, 3/10/23 ................... 3,919,000,000 KRW 3,356,573
2.25%, 9/10/23 ................ 88,312,000,000 KRW 75,062,515
0.875%, 12/10/23 ............... 22,287,000,000 KRW 18,470,993
1.875%, 3/10/24 ................ 33,811,000,000 KRW 28,535,387
1.375%, 9/10/24 ................ 75,881,910,000 KRW 63,112,689

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-13
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond, (continued)
3%, 9/10/24 ................... 18,500,000,000 KRW $ 16,045,955
399,398,000
Supranational 0.4%
d
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 200,000,000 MXN 9,663,987
Total Foreign Government and Agency Securities (Cost $1,332,266,753) ...........
1,109,755,795
U.S. Government and Agency Securities 20.6%
United States 20.6%
U.S. Treasury Notes ,
1.5%, 10/31/24 ................ 64,160,000 65,172,525
1.5%, 11/30/24 ................. 50,420,000 51,217,660
1.75%, 12/31/24 ................ 22,672,000 23,192,748
2%, 2/15/25 ................... 49,140,000 50,621,878
2.125%, 5/15/25 ................ 58,760,000 60,832,667
2.875%, 5/31/25 ................ 76,680,000 81,313,749
2.625%, 12/31/25 ............... 44,803,000 47,379,172
1.625%, 2/15/26 ................ 24,220,000 24,640,066
2.125%, 5/31/26 ................ 11,063,000 11,492,555
1.625%, 10/31/26 ............... 24,220,000 24,637,227
440,500,247
Total U.S. Government and Agency Securities (Cost $437,342,513) ................
440,500,247
Total Long Term Investments (Cost $1,769,609,266) .............................
1,550,256,042
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.2%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 42,504,000 165,461
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 16,562,000 409,675
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.34 MXN, Expires 5/31/22 ....... 1 43,701,000 570,586
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.69 MXN, Expires 5/24/22 ....... 1 118,329,000 1,160,578
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 16,875,000 480,919
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 9,033,000 257,431

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Global Bond VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-14
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 5,472,000 $ 155,946
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 20,304,000 622,406
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 20,304,000 552,778
4,375,780
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 8,281,000 5,559
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 9,700,000 45,068
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 2,736,000 27,253
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 8,437,000 84,039
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 4,517,000 44,993
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.64 MXN, Expires 2/08/22 .. 1 13,274,000 192,551
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.27 MXN, Expires 2/28/22 .. 1 7,284,000 263,333
662,796
Total Options Purchased (Cost $12,177,211) ....................................
5,038,576
Short Term Investments 26.3%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 18.0%
Argentina 0.3%
a,e
Letras de la Nacion Argentina con Ajuste
por CER ,
Index Linked, 2/28/22 ............ 319,208,969 ARS 1,552,429
Index Linked, 4/18/22 ............ 709,205,238 ARS 3,469,336
Index Linked, 5/23/22 ............ 289,421,591 ARS 1,409,882
Index Linked, 6/30/22 ............ 145,592,583 ARS 710,302
7,141,949

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-15
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil 5.9%
e
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 71,110,000 BRL $ 10,351,900
7/01/24 ...................... 308,450,000 BRL 42,850,547
1/01/25 ...................... 549,700,000 BRL 72,898,659
126,101,106
Japan 4.6%
e
Japan Treasury Bills ,
2/07/22 ...................... 4,068,300,000 JPY 35,349,440
2/10/22 ...................... 1,467,900,000 JPY 12,754,697
2/21/22 ...................... 905,000,000 JPY 7,863,892
3/28/22 ...................... 4,835,400,000 JPY 42,021,486
97,989,515
Singapore 4.7%
e
Singapore Treasury Bills ,
1/14/22 ...................... 45,410,000 SGD 33,664,384
2/11/22 ...................... 6,460,000 SGD 4,787,101
2/18/22 ...................... 83,640,000 SGD 61,974,116
100,425,601
Thailand 2.5%
e
Thailand Treasury Bills ,
3/24/22 ...................... 1,039,700,000 THB 31,274,611
5/11/22 ...................... 30,260,000 THB 909,657
6/22/22 ...................... 715,680,000 THB 21,501,969
53,686,237
Total Foreign Government and Agency Securities (Cost $400,829,036) ............
385,344,408
U.S. Government and Agency Securities 3.9%
United States 3.9%
e
U.S. Treasury Bills ,
1/27/22 ...................... 64,460,000 64,459,033
3/17/22 ...................... 19,265,000 19,263,037
83,722,070
Total U.S. Government and Agency Securities (Cost $83,721,733) .................
83,722,070
Industry Shares
Money Market Funds 4.4%
United States 4.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 94,380,135 94,380,135
Total Money Market Funds (Cost $94,380,135) ..................................
94,380,135
a a a a a
Total Short Term Investments (Cost $578,930,904 ) ...............................
563,446,613
a a a
Total Investments (Cost $2,360,717,381) 99.1% ..................................
$2,118,741,231
Options Written (0.1)% .......................................................
(3,196,932)
Other Assets, less Liabilities 1.0% .............................................
19,847,037
Net Assets 100.0% ...........................................................
$2,135,391,336
a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Global Bond VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-16
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.64 MXN, Expires 2/08/22 .. 1 13,274,000 $ (190,151)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 14,168,000 (132,123)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 9,523,000 (49,080)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 9,700,000 (249,769)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 28,336,000 (17,717)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.05 MXN, Expires 2/24/22 .. 1 54,938,000 (66,777)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.79 MXN, Expires 2/28/22 .. 1 14,567,000 (10,507)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
23.80 MXN, Expires 5/31/22 ....... 1 21,851,000 (119,817)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
25.65 MXN, Expires 5/24/22 ....... 1 46,486,000 (93,435)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 4,517,000 (27,322)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 3,596,000 (21,751)
(978,449)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 9,700,000 (160,314)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.72 MXN, Expires 2/28/22 .. 1 7,284,000 (132,121)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 16,562,000 (579,021)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 16,875,000 (724,381)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 9,033,000 (387,753)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-17
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
h
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 5,472,000 $ (234,893)
(2,218,483)
Total Options Written (Premiums received $5,690,671) ...........................
$ (3,196,932)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation. See Note 1(g) .
b
The coupon rate shown represents the rate at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $83,495,298, representing 3.9% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note
1(c)
regarding written options.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Global Bond VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-18
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 3,325,454,736 4,063,808 1/07/22 $ — $ (162,338)
Chilean Peso ...... GSCO Buy 2,535,965,199 3,089,589 1/10/22 — (115,614)
Chinese Yuan ...... CITI Buy 125,329,450 19,093,457 1/12/22 582,269 —
Chilean Peso ...... JPHQ Buy 5,487,100,000 6,910,705 1/13/22 — (478,600)
Mexican Peso ...... MSCO Sell 294,485,591 13,996,097 1/13/22 — (331,525)
Chilean Peso ...... GSCO Buy 1,757,352,262 2,174,941 1/14/22 — (115,222)
Chinese Yuan ...... HSBK Buy 135,702,480 20,849,911 1/18/22 445,891 —
Euro ............. DBAB Sell 8,522,048 86,680,310 SEK 1/18/22 — (113,699)
South Korean Won .. JPHQ Buy 8,539,200,000 7,434,442 1/19/22 — (255,630)
Chilean Peso ...... JPHQ Buy 6,390,810,000 7,831,875 1/21/22 — (348,856)
Euro ............. JPHQ Sell 19,918,309 202,667,400 NOK 1/21/22 323,351 —
South Korean Won .. CITI Buy 8,470,100,000 7,374,924 1/21/22 — (254,721)
Singapore Dollar .... MSCO Buy 4,660,000 3,430,304 1/24/22 24,414 —
South Korean Won .. JPHQ Buy 8,365,800,000 7,265,763 1/24/22 — (234,007)
Singapore Dollar .... CITI Buy 4,670,000 3,464,572 1/26/22 — (2,486)
Indian Rupee ...... JPHQ Buy 205,330,400 2,660,065 1/27/22 89,524 —
Euro ............. CITI Sell 4,743,210 7,054,790 CAD 2/03/22 179,764 —
Euro ............. HSBK Sell 17,629,932 26,134,788 CAD 2/03/22 599,357 —
Chilean Peso ...... JPHQ Buy 3,325,445,264 4,051,666 2/07/22 — (167,589)
Euro ............. CITI Sell 20,106,927 2,605,214,355 JPY 2/07/22 — (248,982)
Japanese Yen ...... CITI Sell 2,587,569,996 20,106,927 EUR 2/07/22 402,320 —
Australian Dollar .... CITI Sell 2,393,000 1,766,285 2/10/22 27,219 —
Chilean Peso ...... GSCO Buy 1,956,400,000 2,408,855 2/10/22 — (124,936)
Indian Rupee ...... CITI Buy 149,657,200 1,977,500 2/10/22 23,568 —
Japanese Yen ...... CITI Buy 194,150,000 1,765,880 2/10/22 — (78,594)
Japanese Yen ...... CITI Sell 194,150,000 1,708,075 2/10/22 20,789 —
Chilean Peso ...... GSCO Buy 3,439,478,985 4,355,976 2/11/22 — (341,361)
Chinese Yuan ...... JPHQ Buy 188,842,190 29,648,162 2/14/22 — (63,102)
Euro ............. CITI Buy 3,400,000 3,843,836 2/16/22 27,342 —
Euro ............. CITI Sell 3,400,000 3,900,410 2/16/22 29,232 —
Australian Dollar .... MSCO Sell 34,166,000 25,087,137 2/17/22 257,453 —
Chinese Yuan ...... JPHQ Buy 94,285,000 14,656,687 2/22/22 107,709 —
Euro ............. JPHQ Buy 3,420,000 3,865,928 2/23/22 28,540 —
Euro ............. JPHQ Sell 6,229,845 7,306,032 2/23/22 211,900 —
Euro ............. CITI Sell 15,587,141 2,003,275,010 JPY 2/24/22 — (338,520)
Japanese Yen ...... CITI Sell 1,999,923,774 15,587,141 EUR 2/24/22 367,647 —
Euro ............. BOFA Sell 1,336,000 1,572,321 2/25/22 50,916 —
Euro ............. MSCO Sell 30,744,500 36,277,434 2/28/22 1,264,318 —
Chinese Yuan ...... BOFA Buy 184,017,140 28,136,317 3/09/22 653,578 —
Chilean Peso ...... GSCO Buy 4,454,280,000 5,249,407 3/10/22 — (73,265)
Chinese Yuan ...... HSBK Buy 136,590,880 21,333,325 3/15/22 28,088 —
Euro ............. DBAB Sell 6,514,861 66,742,600 NOK 3/15/22 141,869 —
Chilean Peso ...... GSCO Buy 13,397,426,068 15,976,910 3/16/22 — (423,090)
Euro ............. DBAB Sell 35,535,012 364,056,421 SEK 3/16/22 — (208,940)
Euro ............. JPHQ Sell 19,374,354 198,445,700 NOK 3/16/22 416,577 —
Indian Rupee ...... HSBK Buy 242,055,750 3,170,655 3/16/22 51,729 —
Australian Dollar .... CITI Sell 11,476,000 8,208,668 3/21/22 — (132,004)
New Zealand Dollar . CITI Buy 12,470,000 8,419,120 3/21/22 102,320 —
New Zealand Dollar . JPHQ Buy 47,380,000 31,935,380 3/21/22 441,995 —
Australian Dollar .... CITI Sell 16,628,000 12,031,189 3/28/22 — (54,229)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-19
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. HSBK Sell 25,254,215 3,254,384,443 JPY 3/28/22 $ — $ (484,065)
Japanese Yen ...... CITI Buy 1,395,020,320 12,719,583 3/28/22 — (590,518)
Japanese Yen ...... CITI Sell 1,395,020,320 12,278,055 3/28/22 148,989 —
Japanese Yen ...... HSBK Sell 3,291,181,301 25,254,215 EUR 3/28/22 325,892 (161,759)
Euro ............. CITI Sell 67,857,227 8,860,050,290 JPY 3/31/22 — (298,078)
Euro ............. JPHQ Sell 2,453,477 25,140,000 SEK 3/31/22 — (14,500)
Japanese Yen ...... CITI Sell 4,794,395,400 37,350,000 EUR 3/31/22 880,150 —
Euro ............. GSCO Sell 1,230,811 1,402,140 4/01/22 — (617)
Euro ............. JPHQ Sell 22,498,409 230,077,650 NOK 4/01/22 423,645 —
Indian Rupee ...... JPHQ Buy 205,911,800 2,712,221 4/07/22 18,418 —
Indian Rupee ...... CITI Buy 200,059,600 2,641,051 4/08/22 11,654 —
Indian Rupee ...... JPHQ Buy 266,347,200 3,510,573 4/08/22 21,077 —
Indian Rupee ...... CITI Buy 241,153,200 3,163,080 4/12/22 32,933 —
Indian Rupee ...... HSBK Buy 241,380,400 3,160,670 4/12/22 38,353 —
Mexican Peso ...... CITI Buy 15,601,040 714,137 4/13/22 32,526 —
Mexican Peso ...... CITI Sell 492,586,500 23,546,200 4/13/22 — (28,895)
Euro ............. DBAB Sell 13,683,124 138,688,215 SEK 4/14/22 — (252,156)
Euro ............. DBAB Sell 10,365,961 104,016,200 SEK 4/19/22 — (308,197)
Singapore Dollar .... MSCO Buy 5,880,000 4,364,122 4/21/22 — (6,172)
Euro ............. HSBK Sell 25,253,939 3,354,468,074 JPY 4/25/22 377,348 —
Euro ............. HSBK Sell 11,000,000 12,868,900 4/27/22 323,184 —
Euro ............. JPHQ Sell 13,349,846 15,095,071 4/27/22 — (130,690)
Euro ............. HSBK Sell 17,594,593 26,135,009 CAD 5/03/22 588,685 —
Euro ............. CITI Sell 69,644,069 78,901,158 5/09/22 — (555,966)
Chilean Peso ...... GSCO Buy 3,292,433,571 4,150,929 5/11/22 — (364,870)
Euro ............. DBAB Sell 55,702,798 567,099,454 SEK 5/18/22 — (782,828)
Euro ............. HSBK Sell 14,254,000 16,150,138 5/18/22 — (116,390)
Mexican Peso ...... CITI Sell 446,586,500 20,174,215 5/31/22 — (993,774)
Australian Dollar .... CITI Sell 48,124,000 35,974,571 6/07/22 987,879 —
Japanese Yen ...... CITI Buy 4,061,448,000 35,974,567 6/07/22 — (621,373)
Japanese Yen ...... CITI Sell 4,061,448,000 35,628,299 6/07/22 275,105 —
Chinese Yuan ...... BOFA Buy 220,626,460 34,155,241 6/08/22 157,917 —
Chinese Yuan ...... CITI Buy 284,452,570 44,037,677 6/09/22 199,234 —
Chinese Yuan ...... JPHQ Buy 109,163,880 16,907,539 6/10/22 68,085 —
Euro ............. DBAB Sell 5,386,204 54,462,600 SEK 6/15/22 — (119,771)
Euro ............. DBAB Sell 6,540,211 66,595,700 NOK 6/15/22 64,353 —
Euro ............. DBAB Sell 2,971,000 30,252,800 NOK 6/16/22 29,141 —
New Zealand Dollar . BOFA Buy 10,600,000 7,106,240 6/17/22 120,246 —
Euro ............. DBAB Sell 9,278,905 95,003,000 NOK 6/20/22 147,695 —
Euro ............. CITI Sell 32,632,111 335,990,000 NOK 6/21/22 730,639 —
Indian Rupee ...... JPHQ Buy 1,020,100,000 13,121,017 6/21/22 281,725 —
Euro ............. DBAB Sell 10,346,782 104,016,200 SEK 7/19/22 — (303,493)
Euro ............. JPHQ Sell 20,129,401 198,445,700 NOK 7/19/22 — (577,142)
Japanese Yen ...... CITI Buy 1,948,164,000 17,208,988 7/20/22 — (236,728)
Japanese Yen ...... CITI Sell 1,948,164,000 17,103,576 7/20/22 131,315 —
Euro ............. BOFA Sell 6,176,410 8,949,000 CAD 8/02/22 3,790 —
Euro ............. HSBK Sell 45,226,203 65,353,672 CAD 8/03/22 — (112,471)
Total Forward Exchange Contracts ................................................... $13,319,657 $(11,727,763)
Net unrealized appreciation (depreciation) ............................................ $1,591,894
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 10 regarding other derivative information.
See A bbreviations on page TGB- 36 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-20
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,266,337,246
Cost - Non-controlled affiliates (Note 3e) ........................................................ 94,380,135
Value - Unaffiliated issuers .................................................................. $2,024,361,096
Value - Non-controlled affiliates (Note 3e) ....................................................... 94,380,135
Cash .................................................................................... 198,945
Restricted cash for OTC derivative contracts (Note 1d) ............................................... 5,760,000
Restricted currency, at value (cost $9,620) (Note
1 e
) ................................................. 9,531
Foreign currency, at value (cost $3,456,424) ...................................................... 3,492,420
Receivables:
Investment securities sold ................................................................... 2,084
Capital shares sold ........................................................................ 515,950
Interest ................................................................................. 15,598,591
Deposits with brokers for:
OTC derivative contracts .................................................................. 2,430,006
Unrealized appreciation on OTC forward exchange contracts .......................................... 13,319,657
Total assets .......................................................................... 2,160,068,415
Liabilities:
Payables:
Capital shares redeemed ................................................................... 513,981
Management fees ......................................................................... 827,465
Distribution fees .......................................................................... 415,713
Due to brokers ............................................................................. 5,760,000
Options written, at value (premiums received $5,690,671) ............................................ 3,196,932
Unrealized depreciation on OTC forward exchange contracts .......................................... 11,727,763
Deferred tax ............................................................................... 1,354,589
Accrued expenses and other liabilities ........................................................... 880,636
Total liabilities ......................................................................... 24,677,079
Net assets, at value ................................................................. $2,135,391,336
Net assets consist of:
Paid-in capital ............................................................................. $2,588,328,309
Total distributable earnings (losses) ............................................................. (452,936,973)
Net assets, at value ................................................................. $2,135,391,336

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-21
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $204,318,289
Shares outstanding ........................................................................ 14,789,423
Net asset value and maximum offering price per share ............................................. $13.82
Class 2:
Net assets, at value ....................................................................... $1,859,619,312
Shares outstanding ........................................................................ 141,580,297
Net asset value and maximum offering price per share ............................................. $13.13
Class 4:
Net assets, at value ....................................................................... $71,453,735
Shares outstanding ........................................................................ 5,310,500
Net asset value and maximum offering price per share ............................................. $13.46

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-22
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3e) ............................................................. $15,792
Interest: (net of foreign taxes of $3,028,687)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 16,413,732
Paid in cash
a
........................................................................... 71,605,472
Total investment income ................................................................... 88,034,996
Expenses:
Management fees (Note 3 a ) ................................................................... 10,345,572
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 4,872,782
    Class 4 ................................................................................ 265,985
Custodian fees (Note 4 ) ...................................................................... 452,018
Reports to shareholders fees .................................................................. 400,732
Professional fees ........................................................................... 125,106
Trustees' fees and expen ses .................................................................. 20,830
Other .................................................................................... 112,681
Total expenses ......................................................................... 16,595,706
Expense reductions (Note 4 ) ............................................................... (17,176)
Expenses waived/paid by affiliates (Note 3e) ................................................... (139,823)
Net expenses ......................................................................... 16,438,707
Net investment income ................................................................ 71,596,289
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (119,483,049)
Written options ........................................................................... 3,082,453
Foreign currency transactions ................................................................ 167,242
Forward exchange contracts ................................................................. (69,375,413)
Net realized gain (loss) .................................................................. (185,608,767)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (65,777,559)
Translation of other assets and liabilities denominated in foreign currencies .............................. (165,198)
Written options ........................................................................... 4,169,649
Forward exchange contracts ................................................................. 62,079,757
Change in deferred taxes on unrealized appreciation ............................................... (68,360)
Net change in unrealized appreciation (depreciation) ............................................ 238,289
Net realized and unrealized gain (loss) ............................................................ (185,370,478)
Net increase (decrease) in net assets resulting from operations .......................................... $(113,774,189)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-23
Templeton Global Bond VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $71,596,289 $78,553,753
Net realized gain (loss) ................................................. (185,608,767) (255,348,476)
Net change in unrealized appreciation (depreciation) ........................... 238,289 42,872,770
Net increase (decrease) in net assets resulting from operations ................ (113,774,189) (133,921,953)
Distributions to shareholders:
Class 1 ............................................................. — (22,006,093)
Class 2 ............................................................. — (177,353,662)
Class 4 ............................................................. — (6,338,562)
Distributions to shareholders from tax return of capital:
Class 1 ............................................................. — (1,661)
Class 2 ............................................................. — (13,386)
Class 4 ............................................................. — (478)
Total distributions to shareholders .......................................... — (205,713,842)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (9,857,158) (61,786,697)
Class 2 ............................................................. (63,558,697) (74,631,398)
Class 4 ............................................................. (1,380,150) (2,661,086)
Total capital share transactions ............................................ (74,796,005) (139,079,181)
Net increase (decrease) in net assets ................................... (188,570,194) (478,714,976)
Net assets:
Beginning of year ....................................................... 2,323,961,530 2,802,676,506
End of year ........................................................... $2,135,391,336 $2,323,961,530

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Global Bond VIP Fund
TGB-24
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Templeton Global Bond VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits
of variable life insurance policies or variable annuity
contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-25
Annual Report
Templeton Global Bond VIP Fund
(continued)
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund's custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-26
Annual Report
Templeton Global Bond VIP Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Restricted Currency
At December 31, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-27
Annual Report
Templeton Global Bond VIP Fund
(continued)
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 2,973,164 $41,967,080 4,250,493 $64,180,339
Shares issued in reinvestment of distributions .......... — — 1,520,923 22,007,754
Shares redeemed ............................... (3,685,956) (51,824,238) (9,677,321) (147,974,790)
Net increase (decrease) .......................... (712,792) $(9,857,158) (3,905,905) $(61,786,697)
Class 2 Shares:
Shares sold ................................... 10,826,597 $145,827,853 10,329,028 $147,468,530
Shares issued in reinvestment of distributions .......... — — 12,843,378 177,367,048
Shares redeemed ............................... (15,636,949) (209,386,550) (26,982,602) (399,466,976)
Net increase (decrease) .......................... (4,810,352) $(63,558,697) (3,810,196) $(74,631,398)
Class 4 Shares:
Shares sold ................................... 824,461 $11,404,659 867,773 $12,730,613
Shares issued in reinvestment of distributions .......... — — 447,356 6,339,040
Shares redeemed ............................... (933,077) (12,784,809) (1,443,142) (21,730,739)
Net increase (decrease) .......................... (108,616) $(1,380,150) (128,013) $(2,661,086)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-28
Annual Report
Templeton Global Bond VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.461% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-29
Annual Report
Templeton Global Bond VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 221,215,254 $ 1,013,520,528 $ (1,140,355,647) $ — $ — $ 94,380,135 94,380,135 $ 15,792
Total Affiliated Securities ... $221,215,254 $1,013,520,528 $(1,140,355,647) $— $— $94,380,135 $15,792
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $11,031,492
Long term ................................................................................ 190,967,605
Total capital loss carryforwards ............................................................... $201,999,097
2021 2020
Distributions paid from:
Ordinary income .......................................................... — $205,698,317
Return of capital ........................................................... — 15,525
— $205,713,842
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-30
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 3 1 , 2021 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$622,633,278 and $468,101,409, respectively.
7. Credit Risk
At December 31, 2021, the Fund had 12.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2021, the Fund had 2.5% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $2,367,285,607
Unrealized appreciation ........................................................................ $49,186,204
Unrealized depreciation ........................................................................ (299,335,618)
Net unrealized appreciation (depreciation) .......................................................... $(250,149,414)
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-31
Annual Report
Templeton Global Bond VIP Fund
(continued)
10. Other Derivative Information
At December 31, 2021, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of options represented $1,435,690,578. The average month end contract value of forward exchange contracts was $1,936,100,836.
See Note 1(c) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Foreign exchange contracts ..
Investments in securities, at value $ 5,038,576
a
Options written, at value $ 3,196,932
Unrealized appreciation on OTC
forward exchange contracts
13,319,657 Unrealized depreciation on OTC
forward exchange contracts
11,727,763
Total .................... $18,358,233 $14,924,695
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(24,594,396) Investments $6,288,969
a
Written options 3,082,453 Written options 4,169,649
Forward exchange contracts (69,375,413) Forward exchange contracts 62,079,757
Total ....................... $(90,887,356) $72,538,375
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-32
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2021, OTC derivative assets and liabilities are as follows:
At December 3 1 , 2021 , OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Derivatives
Forward exchange contracts ............................. $ 13,319,657 $ 11,727,763
Options purchased ..................................... 5,038,576 —
Options written ........................................ — 3,196,932
Total ............................................. $18,358,233 $14,924,695
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BOFA .................... $986,447 $— $— $(820,000) $166,447
CITI ..................... 8,595,984 (6,593,615) — (2,002,369) —
DBAB ................... 383,058 (383,058) — — —
GSCO ................... — — — — —
HSBK ................... 2,778,527 (874,685) (1,205,705) — 698,137
JPHQ ................... 2,432,546 (2,432,454) (92) — —
MSCO ................... 3,181,671 (1,375,882) — (1,805,789) —
Total ................... $18,358,233 $(11,659,694) $ (1,205,797) $(4,628,158) $864,584
$ 1
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-33
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Abbreviations on page TGB-36.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BOFA .................... $— $— $— $— $—
CITI ..................... 6,593,615 (6,593,615) — — —
DBAB ................... 2,089,084 (383,058) — (910,006) 796,020
GSCO ................... 1,558,975 — — (1,520,000) 38,975
HSBK ................... 874,685 (874,685) — — —
JPHQ ................... 2,432,454 (2,432,454) — — —
MSCO ................... 1,375,882 (1,375,882) — — —
Total ................... $14,924,695 $(11,659,694) $— $(2,430,006) $834,995
a
At December 31, 2021, the Fund received U.S. Treasury Bills and U.K Treasury Inflation-Linked Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-34
Annual Report
Templeton Global Bond VIP Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 1,109,755,795 $ — $ 1,109,755,795
U.S. Government and Agency Securities ....... — 440,500,247 — 440,500,247
Options purchased ....................... — 5,038,576 — 5,038,576
Short Term Investments ................... 178,102,205 385,344,408 — 563,446,613
Total Investments in Securities ........... $178,102,205 $1,940,639,026 $— $2,118,741,231
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 13,319,657 $ — $ 13,319,657
Restricted Currency (ARS) ................. — 9,531 — 9,531
Total Other Financial Instruments ......... $— $13,329,188 $— $13,329,188
Receivables:
Interest (ARS) ........................... $— $609,166 $— $609,166
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 3,196,932 $ — $ 3,196,932
Forward exchange contracts ................ $ — $ 11,727,763 $ — $ 11,727,763
Total Other Financial Instruments ......... $— $14,924,695 $— $14,924,695
Payables:
Deferred Tax (ARS) ....................... $— $1,498 $— $1,498

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-35
Annual Report
Templeton Global Bond VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2021, the reconciliation is as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
a
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities :
Argentina .... $ 43,034,720 $ — $ — $ — $ (43,034,720) $ — $ — $ — $ — $ —
Short Term
Investments .. 3,010,391 — — — (3,010,391) — — — — —
Total Investments in
Securities ....... $46,045,111 $— $— $— $(46,045,111) $— $— $— $— $—
Other Financial Instruments:
Restricted Currency
(ARS) ......
$3,151 $— $— $— $(3,151) $— $— $— $— $—
Receivables:
Interest (ARS) .
$947,439 $— $— $— $(947,439) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$463,749 $— $— $— $(463,749) $— $— $— $— $—
Deferred Tax (ARS)
$2,124 $— $— $— $(2,124) $— $— $— $— $—
a
Transfers out of Level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-36
Annual Report
Templeton Global Bond VIP Fund
(continued)
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
BADLAR
Argentina Deposit Rates Badlar Private Banks
ARS
CER
Reference Stabilization Coefficient
FRN
Floating Rate Note
Cu r rency
ARS
Argentine Peso
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
TGB-37
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Global Bond
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Global Bond VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
TGB-38
Annual Report
Templeton Global Bond VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31 , 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $9,028,124
Amount Reported
Foreign Taxes Paid $3,257,973
Foreign Source Income Earned $93,880,185

Annual Report
Templeton Growth VIP Fund
This annual report for Templeton Growth VIP Fund covers the fiscal year ended December 31, 2021 .
Class 4 Performance Summary as of December 31, 2021
Average annual total return of Class 4 shares represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
Performance reflects the Fund’s Class 4 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
4
1-Year +4.85%
5-Year +5.11%
10-Year +7.26%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (1/1/12– 12/31/21 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Fund’s new benchmark, the MSCI All Country World Index (ACWI)-NR, and the Fund’s former benchmark, the MSCI ACWI. The
MSCI ACWI-NR (net of taxes on dividends) is replacing the MSCI ACWI (gross of taxes on dividends) because the investment manager believes the actual withholding rates for the Fund are closer to the assumptions of the MSCI ACWI-NR. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to
Performance Information preceding the Fund Summaries.
*Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

Annual Report
Templeton Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities (primarily common stocks) of companies located
anywhere in the world, including developing markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments; investments in developing markets involve
heightened risks related to the same factors. Because the
Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/
or the surrounding regions than a fund that is more broadly
diversified geographically. Political, social or economic
disruptions in the region, even in countries in which the
Fund is not invested, may adversely affect the value of
securities held by the Fund. Current political uncertainty
concerning the economic consequences of the departure
of the U.K. from the European Union may increase market
volatility. Derivatives involve costs and can create economic leverage which may result in significant volatility and cause the Fund to participate in losses (and enable gains) on
an amount that exceeds the Fund’s initial investment. In
addition, securities issued by small- and mid-capitalization companies have historically experienced more price volatility than larger-company stocks, especially over the short
term and may involve additional risks. The Fund is actively
managed but there is no guarantee that the manager’s
investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main
investment risks.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s new
benchmark, the MSCI All Country World Index (ACWI)-NR,
posted a +18.54% total return for the period under review.
1
The Fund’s former benchmark, the MSCI ACWI, posted a
+19.04% total return.
1
The MSCI ACWI-NR (net of taxes
on dividends) is replacing the MSCI ACWI (gross of taxes
on dividends) because the investment manager believes
the actual withholding rates for the Fund are closer to the
assumptions of the MSCI ACWI-NR.
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a +18.54% total return for the 12 months ended December
31, 2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, easing COVID-19 pandemic restrictions
in certain regions and the development of treatments and
vaccines. However, the Chinese government’s imposition of
additional restrictions on some businesses pressured Asian
and global emerging market stocks. Additionally, the spread
of the Delta and Omicron variants and higher inflation in an environment of persistent supply-chain disruptions hindered
global equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
Geographic Composition
12/31/21
% of Total
Net Assets
North America 46.3%
Europe 29.5%
Asia 14.9%
Latin America & Caribbean 1.1%
Short-Term Investments & Other Net Assets 8.2%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Templeton Growth VIP Fund

Annual Report
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarter-over-quarter GDP contracted in 2021’s third
quarter. China’s economic recovery continued, although
the country’s quarter-over-quarter GDP growth in 2021’s
first three quarters was slower than in 2020’s second
half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a Chinese large property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
When choosing equity investments for the Fund, we
apply a bottom-up, value-oriented, long-term approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. Our analysis
includes an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider a company’s price/earnings ratio, price/cash flow
ratio, profit margins and liquidation value.
The Fund may, from time to time, seek to hedge (protect)
against currency risks, using certain currency-related
derivative instruments. The Fund may also use a variety
of equity-related derivatives for various purposes including enhancing Fund returns, increasing liquidity and gaining
exposure to particular markets in more efficient or less
expensive ways.
Manager’s Discussion
During the annual review period, key contributors to the
Fund’s performance relative to the MSCI ACWI-NR included
stock selection in materials, energy and utilities.
Materials and energy were the Fund’s top two performing
sectors in 2021. From materials, U.S.-based lithium producer
Albemarle finished the period as the biggest individual
contributor. Its shares rallied following strong earnings
results and surging lithium prices as demand for the key
battery materials component outstripped supply. The stock
also benefited from the announcement that the Big Three
U.S. automakers are targeting a sizable percentage of car
sales from electric vehicles by 2030. We believe that as
one of the world’s lowest-cost lithium producers with an
ambitious expansion plan, Albemarle remains fundamentally
well placed to enjoy substantial revenue and earnings growth over our forecast period.
The energy sector was led by U.S. oil refiner Marathon
Petroleum. Its shares rallied after company management
successfully closed the sale of its Speedway fueling station business and announced the company would use the
proceeds to buy back shares and pay down long-term debt.
The firm also benefited from higher oil prices and beat
earnings estimates at the end of 2021, leading to a raft of
upgrades from Wall Street analysts. The company committed
to a large buyback plan during the period and has seen
strong fundamental improvements in operating margins and
free cash flow generation. We remain constructive on the
energy sector more broadly. COVID-19-related production
disruptions and reduced investment due to environmental
pressures have curbed output, yet energy demand has
remained healthy due to the economic recovery and
reopening. The market capitalization of the energy sector
relative to the rest of the world fell to an all-time low recently, and we increased our exposure in 2021 given what we
considered compelling opportunities among extremely well-
managed and financially savvy oil producers. Many of these
companies are generating double-digit percentage free cash
flow yields and creating immense value for shareholders
through buybacks and dividends.

Templeton Growth VIP Fund

Annual Report
Utilities also outperformed, buoyed by stock selection.
German power provider E.ON finished among the Fund’s
key contributors, benefiting from strong earnings results that highlighted improvements across numerous business lines.
We continue to see numerous value catalysts for E.ON over
time, including continued balance-sheet improvements,
lower financing costs and the green energy transition,
which, in our view, will spur grid investment and upgrades
in Germany that should ultimately help expand E.ON’s
regulated-asset base.
Relative weakness during the year was attributable to an
overweight in consumer discretionary and stock selection in
information technology and communication services.
Netherlands-based food delivery service provider Just Eat
Takeaway.com (JET), which has operations in Germany,
was the biggest consumer discretionary detractor. Its
shares slumped due to continued investor concerns about
competition and profitability in the high-stakes food delivery business. Given the dynamics of this marketplace and
the winner-take-all/most nature of the business, we are
not surprised by near-term stock volatility. However, we
continue to believe JET has significant upside potential given its cheap valuation, re-based expectations, competitive
positioning and large potential market opportunities.
Although it was largely ignored by the market, we are
encouraged by a wave of recent good news surrounding
JET, including key partnerships in the U.S., the U.K. and
Canada, the recent exit of a major competitor from the firm’s primary German market and industry consolidation leading
to a more rational competitive landscape.
Our IT holdings posted double-digit percentage gains
on average but lagged the benchmark’s higher-
weighted, higher-returning sector position. South Korean
semiconductor and consumer electronics manufacturer
Samsung Electronics was the sector’s biggest detractor,
pressured by concerns about falling dynamic random-
access memory chip prices and smartphone sales. In our
view, most of these concerns are short-term and seasonal,
and we believe Samsung remains well positioned as a
major beneficiary of the sustained uptrend in memory chip
demand over time. Other positive catalysts include long-
term opportunities in the firm’s foundry business, optionality around capital deployment and a competitive advantage
from being one of the three semiconductor manufacturers
globally that can compete at the leading edge. Overall,
we continue to believe that Samsung remains significantly
undervalued for a well-run global technology leader
with a strong balance sheet and generous shareholder
return program. More generally, our tech holdings also
underperformed due to lack of exposure to expensive
“FAANG” (Facebook-parent Meta Platforms, Amazon.com,
Apple, Netflix and Google-parent Alphabet) and FAANG-
adjacent stocks such as Apple, Microsoft and NVIDIA, the
MSCI ACWI-NR’s three top-performing IT components.
Finally, stock-specific weakness in the communication
services sector pressured performance. U.S. media
conglomerate and theme park operator Walt Disney was
the sector’s biggest detractor, its shares declining toward
the end of 2021 after the firm reported higher-than-expected content costs and analysts again raised concerns about
the impact of COVID-19 and inflationary wage pressures
on theme park economics. We are not bothered by the
increasing content spend because we view it as an
investment in an attractive long-term growth opportunity. In our analysis, Disney can afford to make these investments
and has a strong track record of execution as evidenced by
its high historical returns on invested capital. We also believe that investors are too negative on the parks business,
which has significant scope for recovery as conditions
normalize. Like IT, communication services holdings
were also pressured by what we did not own, namely the
component of FAANG that resides in the sector. In this case,
Google-parent Alphabet, Facebook-parent Meta Platforms
and Netflix were the three top communication services
contributors in the MSCI ACWI-NR in 2021; however, we had
no exposure to these companies due to our assessment of
their prohibitively expensive valuations.
From a regional standpoint, the U.S. was the biggest relative detractor, pressured by stock-specific issues (including
near-term COVID-19-related pressures at medical device
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 2.8%
Technology Hardware, Storage & Peripherals,
South Korea
Walt Disney Co. (The) 2.5%
Entertainment, United States
Dollar Tree, Inc. 2.4%
Multiline Retail, United States
Anheuser-Busch InBev SA/NV 2.2%
Beverages, Belgium
Booking Holdings, Inc. 2.2%
Hotels, Restaurants & Leisure, United States
E.ON SE 2.2%
Multi-Utilities, Germany
Sony Group Corp. 2.2%
Household Durables, Japan
AbbVie, Inc. 2.1%
Biotechnology, United States
DuPont de Nemours, Inc. 2.1%
Chemicals, United States
Marathon Petroleum Corp. 2.0%
Oil, Gas & Consumable Fuels, United States

Templeton Growth VIP Fund

Annual Report
companies, such as Zimmer Biomet Holdings and Medtronic)
and a lack of exposure to the aforementioned expensive
FAANG stocks. Europe also detracted, pressured by
overweight allocations to Germany and Belgium. In Asia, the
positive contribution of stock selection and an underweight
in China (we reduced exposure during 2021 as regulatory
risks rose) was offset by the negative effect of overweights in
Japan and Hong Kong.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2021, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s substantial investment in securities with non-U.S.
currency exposure.
Thank you for your participation in Templeton Growth VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 4 Fund Expenses
Templeton Growth VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Fund-Level
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
4 $1,000 $979.20 $6.70 $1,018.44 $6.83 1.34%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.42 $11.15 $12.44 $16.24 $13.93
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.24
c
0.30 0.28 0.29
Net realized and unrealized gains (losses) ........... 0.52 0.36 1.30 (2.42) 2.30
Total from investment operations .................... 0.61 0.60 1.60 (2.14) 2.59
Less distributions from:
Net investment income .......................... (0.16) (0.33) (0.40) (0.35) (0.28)
Net realized gains ............................. — — (2.49) (1.31) —
Total distributions ............................... (0.16) (0.33) (2.89) (1.66) (0.28)
Net asset value, end of year ....................... $11.87 $11.42 $11.15 $12.44 $16.24
Total return
d
................................... 5.26% 5.99% 15.43% (14.61)% 18.77%
Ratios to average net assets
Expenses
e
.................................... 0.91% 0.91% 0.86% 0.83% 0.82%
f
Net investment income ........................... 0.71% 2.42%
c
2.52% 1.90% 1.94%
Supplemental data
Net assets, end of year (000’s) ..................... $39,373 $92,653 $97,988 $354,164 $466,207
Portfolio turnover rate ............................ 45.59%
g
63.65% 19.69% 29.25% 26.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.17 $10.90 $12.21 $15.97 $13.70
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.21
c
0.26 0.24 0.25
Net realized and unrealized gains (losses) ........... 0.50 0.36 1.28 (2.38) 2.26
Total from investment operations .................... 0.55 0.57 1.54 (2.14) 2.51
Less distributions from:
Net investment income .......................... (0.13) (0.30) (0.36) (0.31) (0.24)
Net realized gains ............................. — — (2.49) (1.31) —
Total distributions ............................... (0.13) (0.30) (2.85) (1.62) (0.24)
Net asset value, end of year ....................... $11.59 $11.17 $10.90 $12.21 $15.97
Total return
d
................................... 4.87% 5.80% 15.15% (14.85)% 18.50%
Ratios to average net assets
Expenses
e
.................................... 1.18% 1.16% 1.11% 1.08% 1.07%
f
Net investment income ........................... 0.39% 2.17%
c
2.27% 1.65% 1.69%
Supplemental data
Net assets, end of year (000’s) ..................... $405,365 $603,996 $659,412 $625,311 $879,521
Portfolio turnover rate ............................ 45.59%
g
63.65% 19.69% 29.25% 26.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.35 $11.07 $12.36 $16.13 $13.83
Income from investment operations
a
:
Net investment income
b
......................... 0.03 0.20
c
0.26 0.23 0.24
Net realized and unrealized gains (losses) ........... 0.53 0.36 1.29 (2.40) 2.28
Total from investment operations .................... 0.56 0.56 1.55 (2.17) 2.52
Less distributions from:
Net investment income .......................... (0.12) (0.28) (0.35) (0.29) (0.22)
Net realized gains ............................. — — (2.49) (1.31) —
Total distributions ............................... (0.12) (0.28) (2.84) (1.60) (0.22)
Net asset value, end of year ....................... $11.79 $11.35 $11.07 $12.36 $16.13
Total return
d
................................... 4.85% 5.65% 14.97% (14.88)% 18.38%
Ratios to average net assets
Expenses
e
.................................... 1.29% 1.26% 1.21% 1.18% 1.17%
f
Net investment income ........................... 0.24% 2.04%
c
2.17% 1.55% 1.59%
Supplemental data
Net assets, end of year (000’s) ..................... $21,559 $23,213 $27,330 $28,238 $38,798
Portfolio turnover rate ............................ 45.59%
g
63.65% 19.69% 29.25% 26.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 9.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, December 31, 2021
Templeton Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.8%
Aerospace & Defense 2.3%
BAE Systems plc ..................................... United Kingdom 691,283 $ 5,150,846
a
Rolls-Royce Holdings plc ............................... United Kingdom 3,290,386 5,487,643
10,638,489
Airlines 1.9%
a
International Consolidated Airlines Group SA ................. United Kingdom 2,020,764 3,929,684
a
Southwest Airlines Co. ................................. United States 116,795 5,003,498
8,933,182
Auto Components 2.2%
a
Continental AG ....................................... Germany 52,238 5,484,071
Lear Corp. .......................................... United States 26,540 4,855,493
10,339,564
Automobiles 1.6%
Honda Motor Co. Ltd. .................................. Japan 166,396 4,731,211
Isuzu Motors Ltd. ..................................... Japan 212,400 2,642,027
7,373,238
Banks 1.4%
Bank of America Corp. ................................. United States 149,903 6,669,185
Beverages 3.5%
Anheuser-Busch InBev SA/NV ........................... Belgium 174,062 10,485,897
Pernod Ricard SA ..................................... France 24,491 5,887,334
16,373,231
Biotechnology 2.1%
AbbVie, Inc. ......................................... United States 73,517 9,954,202
Chemicals 4.3%
Albemarle Corp. ...................................... United States 28,640 6,695,173
DuPont de Nemours, Inc. ............................... United States 118,411 9,565,240
Umicore SA ......................................... Belgium 94,680 3,859,365
20,119,778
Consumer Finance 1.5%
American Express Co. ................................. United States 43,700 7,149,320
Electric Utilities 1.5%
Southern Co. (The) .................................... United States 103,243 7,080,405
Entertainment 2.5%
a
Walt Disney Co. (The) .................................. United States 75,018 11,619,538
Food Products 1.4%
Danone SA .......................................... France 107,762 6,693,134
Health Care Equipment & Supplies 3.7%
Medtronic plc ........................................ United States 82,843 8,570,109
Zimmer Biomet Holdings, Inc. ............................ United States 67,580 8,585,363
17,155,472
Health Care Providers & Services 4.7%
Fresenius Medical Care AG & Co. KGaA .................... Germany 92,557 5,995,562
HCA Healthcare, Inc. ................................... United States 31,590 8,116,103
UnitedHealth Group, Inc. ................................ United States 15,618 7,842,422
21,954,087

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 5.8%
a
Booking Holdings, Inc. ................................. United States 4,350 $ 10,436,651
a
Compass Group plc ................................... United Kingdom 307,619 6,920,010
a
Hyatt Hotels Corp., A ................................... United States 48,595 4,660,260
Starbucks Corp. ...................................... United States 43,634 5,103,869
a
Whitbread plc ........................................ United Kingdom 3,041 123,600
27,244,390
Household Durables 3.7%
Panasonic Corp. ...................................... Japan 616,375 6,771,562
Sony Group Corp. ..................................... Japan 81,299 10,260,053
17,031,615
Industrial Conglomerates 2.0%
Honeywell International, Inc. ............................. United States 22,084 4,604,735
Siemens AG ......................................... Germany 26,474 4,581,748
9,186,483
Insurance 1.6%
AIA Group Ltd. ....................................... Hong Kong 726,931 7,337,839
Internet & Direct Marketing Retail 1.9%
a
Farfetch Ltd., A ....................................... United Kingdom 72,782 2,433,102
a,b
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 117,182 6,361,572
8,794,674
IT Services 4.8%
a
DXC Technology Co. ................................... United States 275,112 8,855,855
Fujitsu Ltd. .......................................... Japan 39,314 6,751,082
Visa, Inc., A .......................................... United States 30,748 6,663,399
22,270,336
Machinery 4.2%
Komatsu Ltd. ........................................ Japan 307,700 7,191,495
Stanley Black & Decker, Inc. ............................. United States 19,713 3,718,266
Westinghouse Air Brake Technologies Corp. ................. United States 92,690 8,537,676
19,447,437
Media 1.2%
Comcast Corp., A ..................................... United States 110,876 5,580,389
Metals & Mining 2.1%
Freeport-McMoRan, Inc. ................................ United States 107,883 4,501,958
Wheaton Precious Metals Corp. .......................... Brazil 120,754 5,183,493
9,685,451
Multiline Retail 2.4%
a
Dollar Tree, Inc. ...................................... United States 79,403 11,157,710
Multi-Utilities 2.2%
E.ON SE ............................................ Germany 742,259 10,307,351
Oil, Gas & Consumable Fuels 4.9%
BP plc .............................................. United Kingdom 1,729,453 7,742,731
Equinor ASA ......................................... Norway 224,285 5,934,835
Marathon Petroleum Corp. .............................. United States 144,714 9,260,249
22,937,815

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report ft
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 1.7%
Unilever plc .......................................... United Kingdom 144,198 $ 7,723,806
Pharmaceuticals 5.6%
AstraZeneca plc ...................................... United Kingdom 73,563 8,582,930
Johnson & Johnson ................................... United States 49,285 8,431,185
Roche Holding AG .................................... Switzerland 22,318 9,248,216
26,262,331
Semiconductors & Semiconductor Equipment 2.7%
Infineon Technologies AG ............................... Germany 132,824 6,110,180
NXP Semiconductors NV ............................... China 28,177 6,418,157
12,528,337
Specialty Retail 4.5%
Nitori Holdings Co. Ltd. ................................. Japan 31,218 4,666,485
Ross Stores, Inc. ..................................... United States 66,763 7,629,676
TJX Cos., Inc. (The) ................................... United States 114,833 8,718,121
21,014,282
Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd. ............................ South Korea 195,785 12,857,093
Textiles, Apparel & Luxury Goods 1.8%
adidas AG ........................................... Germany 15,645 4,501,344
Burberry Group plc .................................... United Kingdom 157,479 3,883,777
8,385,121
Wireless Telecommunication Services 1.3%
a
T-Mobile US, Inc. ..................................... United States 53,811 6,241,000
Total Common Stocks (Cost $340,947,106) .....................................
428,046,285
Short Term Investments 3.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 3.2%
Royal Bank of Canada, 0.04%, 1/03/22 ..................... Canada 15,000,000 15,000,000
Total Time Deposits (Cost $15,000,000) ........................................
15,000,000
Total Short Term Investments (Cost $15,000,000 ) ................................
15,000,000
a
Total Investments (Cost $355,947,106) 95.0% ...................................
$443,046,285
Other Assets, less Liabilities 5.0% .............................................
23,250,790
Net Assets 100.0% ...........................................................
$466,297,075

Franklin Templeton Variable Insurance Products Trust
Statement of Investments
Templeton Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the value of this security was $6,361,572, representing 1.4% of net assets.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $355,947,106
Value - Unaffiliated issuers .................................................................. $443,046,285
Cash .................................................................................... 14,503,613
Receivables:
Investment securities sold ................................................................... 97,301
Capital shares sold ........................................................................ 17,234
Dividends and interest ..................................................................... 702,852
European Union tax reclaims (Note 1 d ) ......................................................... 8,820,447
Total assets .......................................................................... 467,187,732
Liabilities:
Payables:
Investment securities purchased .............................................................. 176
Capital shares redeemed ................................................................... 67,744
Management fees ......................................................................... 351,166
Distribution fees .......................................................................... 90,929
Reports to shareholders fees ................................................................ 167,621
Contingent fees for European Union tax reclaims (Note 1d) ........................................... 53,141
Accrued expenses and other liabilities ........................................................... 159,880
Total liabilities ......................................................................... 890,657
Net assets, at value ................................................................. $466,297,075
Net assets consist of:
Paid-in capital ............................................................................. $393,578,050
Total distributable earnings (losses) ............................................................. 72,719,025
Net assets, at value ................................................................. $466,297,075
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $39,373,184
Shares outstanding ........................................................................ 3,318,195
Net asset value and maximum offering price per share ............................................. $11.87
Class 2:
Net assets, at value ....................................................................... $405,364,622
Shares outstanding ........................................................................ 34,971,524
Net asset value and maximum offering price per share ............................................. $11.59
Class 4:
Net assets, at value ....................................................................... $21,559,269
Shares outstanding ........................................................................ 1,829,285
Net asset value and maximum offering price per share ............................................. $11.79

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $646,426)
Unaffiliated issuers ........................................................................ $9,215,122
Interest:
Unaffiliated issuers ........................................................................ 7,604
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 83,057
Non-controlled affiliates (Note 3 e ) ............................................................. 119
Other income (Note 1 d ) ...................................................................... 165,125
Total investment income ................................................................... 9,471,027
Expenses:
Management fees (Note 3 a ) ................................................................... 5,109,338
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,281,857
    Class 4 ................................................................................ 79,598
Custodian fees ............................................................................. 41,891
Reports to shareholders fees .................................................................. 140,669
Professional fees ........................................................................... 96,162
Trustees' fees and expenses .................................................................. 6,776
Other .................................................................................... 183,453
Total expenses ......................................................................... 6,939,744
Expenses waived/paid by affiliates (Note 3e) ................................................... (556)
Net expenses ......................................................................... 6,939,188
Net investment income ................................................................ 2,531,839
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
+
Unaffiliated issuers ...................................................................... 103,052,389
Foreign currency transactions ................................................................ (33,104)
Net realized gain (loss) .................................................................. 103,019,285
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (66,424,180)
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,761,950)
Net change in unrealized appreciation (depreciation) ............................................ (68,186,130)
Net realized and unrealized gain (loss) ............................................................ 34,833,155
Net increase (decrease) in net assets resulting from operations .......................................... $37,364,994
+
Includes gains from redemption in-kind (Note 9).

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Growth VIP Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,531,839 $14,481,288
Net realized gain (loss) ................................................. 103,019,285 (64,187,228)
Net change in unrealized appreciation (depreciation) ........................... (68,186,130) 79,512,856
Net increase (decrease) in net assets resulting from operations ................ 37,364,994 29,806,916
Distributions to shareholders:
Class 1 ............................................................. (1,223,678) (2,680,578)
Class 2 ............................................................. (6,568,551) (16,492,099)
Class 4 ............................................................. (217,527) (659,619)
Total distributions to shareholders .......................................... (8,009,756) (19,832,296)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (57,275,687) (7,082,982)
Class 2 ............................................................. (223,087,833) (63,376,754)
Class 4 ............................................................. (2,556,253) (4,382,946)
Total capital share transactions ............................................ (282,919,773) (74,842,682)
Net increase (decrease) in net assets ................................... (253,564,535) (64,868,062)
Net assets:
Beginning of year ....................................................... 719,861,610 784,729,672
End of year ........................................................... $466,297,075 $719,861,610

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Growth VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). Templeton Growth VIP Fund (Fund) is included in
this report. Shares of the Fund are generally sold only to
insurance company separate accounts to fund the benefits of
variable life insurance policies or variable annuity contracts.
At December 31, 2021, 42.1% of the Fund’s shares were
held through one insurance company. Investment activities
of these insurance company separate accounts could have
a material impact on the Fund. The Fund offers three
classes of shares: Class 1, Class 2 and Class 4. Each class
of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in time deposits are valued at cost, which
approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
 The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
 Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2021,
the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 93,336 $1,113,724 111,654 $1,099,154
Shares issued in reinvestment of distributions .......... 98,763 1,223,678 287,000 2,680,578
Shares redeemed in-kind (Note 9) ................... (4,433,957) (53,015,936) — —
Shares redeemed ............................... (550,857) (6,597,153) (1,072,276) (10,862,714)
Net increase (decrease) .......................... (4,792,715) $(57,275,687) (673,622) $(7,082,982)
Class 2 Shares:
Shares sold ................................... 1,548,646 $18,105,277 4,395,675 $41,408,273
Shares issued in reinvestment of distributions .......... 541,960 6,568,551 1,804,387 16,492,099
Shares redeemed in-kind (Note 9) ................... (13,894,850) (162,512,778) — —
Shares redeemed ............................... (7,320,737) (85,248,883) (12,576,995) (121,277,126)
Net increase (decrease) .......................... (19,124,981) $(223,087,833) (6,376,933) $(63,376,754)
Class 4 Shares:
Shares sold ................................... 73,213 $870,473 102,362 $966,885
Shares issued in reinvestment of distributions .......... 17,642 217,527 71,003 659,619
Shares redeemed ............................... (307,061) (3,644,253) (596,081) (6,009,450)
Net increase (decrease) .......................... (216,206) $(2,556,253) (422,716) $(4,382,946)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.849% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisers, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended December 31, 2021, the Fund utilized $59,990,795 of capital loss carryforwards.
At December 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims and gains realized on in-kind shareholder redemptions.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $63,169,089 $(63,169,089) $— $— $— — $119
Total Affiliated Securities ... $— $63,169,089 $(63,169,089) $— $— $— $119
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $23,594,627
2021 2020
Distributions paid from:
Ordinary income .......................................................... $8,009,756 $19,832,296
Cost of investments .......................................................................... $356,203,817
Unrealized appreciation ........................................................................ $100,624,096
Unrealized depreciation ........................................................................ (13,781,628)
Net unrealized appreciation (depreciation) .......................................................... $86,842,468
Distributable earnings:
Undistributed ordinary income ................................................................... $678,440
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2021, such reclassifications were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$250,431,983 and $326,023,613, respectively. Sales of investments excludes in-kind transactions of $193,310,984.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
9. Redemption In-Kind
During the year ended December 31, 2021, the Fund realized $43,506,810 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
Paid-in Capital .............................................................................. $43,414,335
Total distributable earnings (loss) ................................................................ $(43,414,335)
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 10,638,489 $ — $ 10,638,489
Airlines .............................. 5,003,498 3,929,684 — 8,933,182
Auto Components ...................... 4,855,493 5,484,071 — 10,339,564
Automobiles .......................... — 7,373,238 — 7,373,238
Banks ............................... 6,669,185 — — 6,669,185
Beverages ........................... — 16,373,231 — 16,373,231
Biotechnology ......................... 9,954,202 — — 9,954,202
Chemicals ........................... 16,260,413 3,859,365 — 20,119,778
Consumer Finance ..................... 7,149,320 — — 7,149,320
Electric Utilities ........................ 7,080,405 — — 7,080,405
Entertainment ......................... 11,619,538 — — 11,619,538
Food Products ........................ — 6,693,134 — 6,693,134
Health Care Equipment & Supplies ......... 17,155,472 — — 17,155,472
Health Care Providers & Services .......... 15,958,525 5,995,562 — 21,954,087
Hotels, Restaurants & Leisure ............. 20,200,780 7,043,610 — 27,244,390
Household Durables .................... — 17,031,615 — 17,031,615
Industrial Conglomerates ................ 4,604,735 4,581,748 — 9,186,483
Insurance ............................ — 7,337,839 — 7,337,839
Internet & Direct Marketing Retail .......... 2,433,102 6,361,572 — 8,794,674
IT Services ........................... 15,519,254 6,751,082 — 22,270,336
Machinery ............................ 12,255,942 7,191,495 — 19,447,437
Media ............................... 5,580,389 — — 5,580,389
Metals & Mining ....................... 9,685,451 — — 9,685,451
Multiline Retail ........................ 11,157,710 — — 11,157,710
Multi-Utilities .......................... — 10,307,351 — 10,307,351
Oil, Gas & Consumable Fuels ............. 9,260,249 13,677,566 — 22,937,815
Personal Products ..................... — 7,723,806 — 7,723,806
Pharmaceuticals ....................... 8,431,185 17,831,146 — 26,262,331
Semiconductors & Semiconductor Equipment . 6,418,157 6,110,180 — 12,528,337
Specialty Retail ........................ 16,347,797 4,666,485 — 21,014,282
Technology Hardware, Storage & Peripherals . — 12,857,093 — 12,857,093
Textiles, Apparel & Luxury Goods .......... — 8,385,121 — 8,385,121
Wireless Telecommunication Services ....... 6,241,000 — — 6,241,000
Short Term Investments ................... — 15,000,000 — 15,000,000
Total Investments in Securities ........... $229,841,802 $213,204,483
a
$— $443,046,285

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
a
Includes foreign securities valued at $198,204,483, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Growth VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Templeton Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,431,103
Interest Earned from Federal Obligations Note (1) $167

Franklin Templeton Variable Insurance Products Trust
Index Descriptions

Annual Report
The indexes are unmanaged and include reinvestment of
any income or distributions. They do not reflect any fees,
expenses or sales charges. One cannot invest directly in
an index, and an index is not representative of the Fund’s
portfolio. Net Returns (NR) include income net of tax
withholding when dividends are paid.
For Russell Indexes: Frank Russell Company is the source
and owner of the trademarks, service marks and copyrights
related to the Russell Indexes. Russell
®
is a trademark of
Frank Russell Company.
See www.franklintempletondatasources.com for additional
data provider information.
Bloomberg 1-3 Month U.S. Treasury Bill Index measures
the performance of U.S. Treasury bills that have a remaining maturity of greater than or equal to one month and less than three months. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
Bloomberg U.S. Aggregate Bond Index measures
the performance of the investment-grade, U.S. dollar-
denominated, fixed-rate taxable bond market. The index
includes Treasuries, government-related and corporate
securities, mortgage-backed securities (agency fixed-
rate and hybrid adjustable-rate mortgage pass-throughs),
asset-backed securities and commercial mortgage-backed
securities (agency and nonagency).
Bloomberg U.S. Corporate Bond Index measures the
performance of the investment-grade, fixed-rate, taxable
corporate bond market. It includes U.S. dollar-denominated
securities publicly issued by U.S. and non-U.S. industrial,
utility and financial issuers.
Bloomberg U.S. Corporate High Yield Bond Index
measures the performance of the U.S. dollar-denominated,
high-yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and Standard & Poor’s is Ba1/BB+/BB+ or below. Bonds
from issuers with an emerging markets (EM) country of risk,
based on Bloomberg EM country definition, are excluded.
Bloomberg U.S. Government - Intermediate Index
is the intermediate component of the Bloomberg U.S.
Government Index, which includes U.S. dollar-denominated,
fixed-rate, nominal U.S. Treasuries and U.S. agency
debentures (securities issued by U.S. government-owned
or government-sponsored entities, and debt explicitly
guaranteed by the U.S. government).
Bloomberg U.S. High Yield Very Liquid Index is a
component of the U.S. Corporate High Yield Index that is
designed to track a more liquid component of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market.
Bloomberg U.S. Mortgage-Backed Securities (MBS)
Index tracks the performance of fixed-rate agency mortgage-
backed pass-through securities guaranteed by Ginnie Mae
(GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
Effective June 1, 2017, hybrid adjustable-rate mortgages
were removed from the index.
Bloomberg U.S. Treasury Index measures the
performance of U.S. dollar-denominated, fixed-rate, nominal
debt issued by the U.S. Treasury with at least one year until final maturity. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-
adjusted index designed to measure the performance of
publicly traded real estate securities in the North American,
European and Asian real estate markets.
FTSE World Government Bond Index measures the
performance of fixed-rate, local currency, investment-grade
sovereign bonds and is stated in U.S. dollar terms.
J.P. Morgan (JPM) Global Government Bond Index
(GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year
issued by developed countries globally.
Lipper Multi-Sector Income Funds Classification
Average is calculated by averaging the total returns of
all funds within the Lipper Multi-Sector Income Funds
classification in the Lipper Open-End underlying funds
universe. Lipper Multi-Sector Income Funds are defined as
funds that seek current income by allocating assets among
different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and
foreign governments, with a significant portion rated below
investment grade. For the 12-month period ended 12/31/21,

Franklin Templeton Variable Insurance Products Trust
Index Descriptions

Annual Report
there were 365 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any
income or distributions. Fund performance relative to the
average may have differed if these and other factors had
been considered.
Lipper VIP General U.S. Government Funds
Classification Average is an equally weighted average
calculation of performance figures for all funds within the
Lipper General U.S. Government Funds classification in the
Lipper VIP underlying funds universe. Lipper General U.S.
Government Funds invest primarily in U.S. government and
agency issues. For the 12-month period ended 12/31/21,
there were 24 funds in this category. Lipper calculations
do not include contract fees, expenses or sales charges,
and may have been different if such charges had been
considered.
MSCI All Country Asia Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of developed and emerging
markets in Asia.
MSCI All Country World Index (ACWI) is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global developed
and emerging markets.
MSCI All Country World Index (ACWI)-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global developed
and emerging markets.
MSCI All Country World Index (ACWI) ex USA Index is
a free float-adjusted, market capitalization-weighted index
designed to measure the equity market performance of
global developed and emerging markets, excluding the U.S.
MSCI All Country World Index (ACWI) ex USA Index-NR
is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of
global developed and emerging markets, excluding the U.S.
MSCI Emerging Markets (EM) Index-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global emerging
markets.
MSCI Europe Index-NR is a free float-adjusted, market
capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.
MSCI USA High Dividend Yield Index is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent.
MSCI World ex USA Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of global developed markets,
excluding the U.S.
MSCI World Growth Index-NR measures large and midcap
securities exhibiting overall growth style characteristics
across 23 developed markets countries.
MSCI World Index is a free float-adjusted, market
capitalization-weighted index designed to measure the equity market performance of global developed markets.
MSCI World Value Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the performance of stocks exhibiting overall value style
characteristics in global developed markets.
Russell 1000
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
1000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell 1000
®
Index is market capitalization weighted
and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index,
which represents the majority of the U.S. market’s total
capitalization.
Russell 1000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2000
®
Index is market capitalization weighted
and measures the performance of the approximately
2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
Russell 2000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 2000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions

Annual Report
Russell 2500
TM
Index is market capitalization weighted
and measures the performance of the approximately
2,500 smallest companies in the Russell 3000 Index
®
that
represent a modest amount of the Russell 3000
®
Index’s
total market capitalization.
Russell 3000
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
3000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell 3000
®
Index is market capitalization weighted
and measures the performance of the largest 3,000 U.S.
companies representing the majority of the U.S. market’s
total capitalization.
Russell Midcap
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
Midcap
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell Midcap
®
Index is market capitalization weighted
and measures the performance of the approximately
800 smallest companies in the Russell 1000
®
Index that
represent a modest amount of the Russell 1000
®
Index’s
total market capitalization.
Standard & Poor’s
®
500 Index (S&P 500
®
) is a market
capitalization-weighted index of 500 stocks designed to
measure total U.S. equity market performance.

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
BOD-1
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
BOD-2
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-3
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2013
and Trustee
since 1988
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-4
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President
since 2009
and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-5
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
SI-1
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Allocation VIP Fund
(Fund)
At a meeting held on September 8, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved a new investment sub-advisory
agreement between Franklin Advisers, Inc. (Manager), the
Fund’s investment manager, and each of Brandywine Global
Investment Management, LLC, ClearBridge Investments,
LLC, Western Asset Management Company, LLC, and
Western Asset Management Company Limited (each a
Sub-Adviser and collectively, the Sub-Advisers), on behalf
of the Fund (each a Sub-Advisory Agreement) for an initial
two-year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve each Sub-Advisory
Agreement.
The Board reviewed and considered information provided
by the Manager and the Sub-Advisers at the Meeting with
respect to each Sub-Advisory Agreement. The Board also
reviewed and considered the factors it deemed relevant
in approving each Sub-Advisory Agreement, including,
but not limited to: (i) the nature, extent, and quality of the services to be provided by each Sub-Adviser; and (ii) the
costs of the services to be provided by each Sub-Adviser.
The Board further reviewed and considered information
provided by management showing the expected impact
of hiring each Sub-Adviser on the Manager’s profitability
consistent with the Order (as defined below). The Board
also considered that management proposed that the Board
approve each Sub-Advisory Agreement in order to provide
the Fund’s portfolio management team with access to
additional investment strategies that could be accessed to
attain desired exposures across asset allocation portfolios
and to diversify holdings in the Fund. The Board reviewed
and further considered the form of Sub-Advisory Agreement
and the terms of each Sub-Advisory Agreement which
were discussed at the Meeting, noting that the terms
and conditions of each Sub-Advisory Agreement were
substantially similar to the terms and conditions of the Fund’s other sub-advisory agreements and substantially similar to
the terms and conditions of sub-advisory agreements for
other Franklin Templeton (FT) mutual funds.
In approving each Sub-Advisory Agreement, the Board,
including a majority of the Independent Trustees, determined that the hiring of each Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives
an inappropriate advantage. The Board also determined
that the terms of each Sub-Advisory Agreement are fair
and reasonable and that the approval of such Sub-Advisory
Agreement is in the best interests of the Fund and its
shareholders. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by each Sub-Adviser and currently
being provided by the Manager and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the
Fund employs a "manager of managers" structure pursuant
to an exemptive order (Order) granted to the Manager by
the U.S. Securities and Exchange Commission, whereby the
Manager and the Fund may, without shareholder approval,
enter into sub-advisory agreements with sub-advisers that
are indirect or direct wholly owned subsidiaries of Franklin
Resources, Inc. (FRI). In particular, with respect to each
Sub-Adviser, the Board took into account that each Sub-
Advisory Agreement would not affect how the Fund is
managed or the Fund's investment goal, principal investment
strategies or principal risks associated with an investment in the Fund. The Board reviewed and considered information
regarding the nature, quality and extent of investment sub-
advisory services to be provided by each Sub-Adviser to
the Fund and its shareholders under each Sub-Advisory
Agreement; each Sub-Adviser's experience as manager
of other funds and accounts, including those within the FT
organization; the personnel, operations, financial condition, and investment management capabilities, methodologies
and resources of each Sub-Adviser and each Sub-Adviser's
capabilities, as demonstrated by, among other things, its
policies and procedures reasonably designed to prevent
violations of the federal securities laws.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
SI-2
Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of FRI, the parent of the Manager and
each Sub-Adviser, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT's commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities, as evidenced by its acquisition of the Legg Mason companies.
The Board also noted FT's attention focused on expanding
the distribution opportunities for all funds in the FT family of funds.
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by each Sub-Adviser and its affiliates to the Fund
and its shareholders.
Fund Performance
The Board noted its review and consideration of the
performance results of the Fund in connection with the April
2021 annual contract renewal (Annual Contract Renewal)
of the Fund’s investment management agreement. The
Board recalled its conclusion at that time that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment sub-advisory fee to be charged by each
Sub-Adviser. The Board noted that the addition of each Sub-
Adviser will have no impact on the amount of management
fees that are currently paid by the Fund as each Sub-Adviser will be paid by the Manager out of the management fee that
the Manager receives from the Fund. The Board further
noted that the allocation of the fee between the Manager and each Sub-Adviser reflected the services to be provided by
each. The Board concluded that each proposed investment
sub-advisory fee is reasonable.
Management Profitability and Economies of Scale
The Board noted that it reviewed and considered information
showing the expected impact of retaining each Sub-
Adviser on the profitability of the Manager consistent with
the conditions of the Order. The Board determined that its
conclusions regarding profitability and economies of scale
reached in connection with the Annual Contract Renewal of
the investment management agreement with the Manager
had not changed as a result of the proposal to approve each
Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
each Sub-Advisory Agreement for an initial two-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

VIP4 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Templeton Variable Insurance Products Trust
Investment Managers Fund Administrator Distributor
Franklin Advisers, Inc.
Franklin Mutual Advisers,
LLC
Templeton Asset
Management Ltd.
Templeton Global Advisors
Limited
Templeton Investment
Counsel, LLC
Franklin Templeton Services, LLC Franklin Distributors,
LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $782,449 for the fiscal year ended
December 31, 2021
and $929,368 for the fiscal year ended December 31, 2020
.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $100,125 for the fiscal year ended December 31, 2021 and $202,570 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $8,122 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $90,743 for the fiscal year ended December 31, 2021 and $55,772 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included benchmarking services in connection with the ICI TA survey, assets under management certification, professional fees in connection with determining the feasibility of a U.S. direct lending structure, compliance examination for Investment Advisor Act rule 204-2 and 206-4 (2), the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $198,990 for the fiscal year ended December 31, 2021 and $258,342 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, December 31, 2021

Franklin Strategic Income VIP Fund

	Country	Shares	Value
Common Stocks 0.3%
Energy Equipment & Services 0.1%
aWeatherford International plc	United States	13,794	$382,370

Machinery 0.1%
aBirch Permian Holdings, Inc.	United States	4,478	67,170
aBirch Permian Holdings, Inc.	United States	34,907	519,242
			586,412
Media 0.1%
aClear Channel Outdoor Holdings, Inc.	United States	20,804	68,861
aiHeartMedia, Inc., A	United States	8,384	176,399
a,biHeartMedia, Inc., B	United States	142	2,779
			248,039
Multiline Retail 0.0%
a,b,cK2016470219 South Africa Ltd., A	South Africa	14,792,309	—
a,b,cK2016470219 South Africa Ltd., B	South Africa	1,472,041	—
			—
Oil, Gas & Consumable Fuels 0.0%†
aAmplify Energy Corp.	United States	431	1,340
a,b,cRiviera Resources, Inc.	United States	6,620	—
			1,340
Specialty Retail 0.0%†
aParty City Holdco, Inc.	United States	1	4
Total Common Stocks (Cost $2,063,659)			1,218,165

Management Investment Companies 7.9%
Capital Markets 7.9%
dFranklin Floating Rate Income Fund	United States	3,420,372	27,739,219
SPDR Blackstone Senior Loan ETF	United States	65,000	2,965,950
			30,705,169
Total Management Investment Companies (Cost $34,601,922)			30,705,169

Warrants 0.0%†		Warrants
Oil, Gas & Consumable Fuels 0.0%†
a,bBattalion Oil Corp., A, 10/08/22	United States	879	2
a,bBattalion Oil Corp., B, 10/08/22	United States	1,098	1
a,bBattalion Oil Corp., C, 10/08/22	United States	1,412	—
			3
Paper & Forest Products 0.0%†
aVerso Corp., 7/25/23	United States	592	6,689
Total Warrants (Cost $—)			6,692

		Principal
Convertible Bonds 0.0%†		Amount*
Wireless Telecommunication Services 0.0%†
e,f,gDigicel Group Holdings Ltd., Sub. Bond, 144A, PIK, 7%, Perpetual	Bermuda	28,116	23,986
Total Convertible Bonds (Cost $6,871)			23,986

Corporate Bonds 50.8%
Aerospace & Defense 0.6%
Boeing Co. (The), Senior Note, 5.15%, 5/01/30	United States	700,000	816,238
gTransDigm, Inc., Senior Secured Note, 144A, 6.25%, 3/15/26	United States	1,400,000	1,456,896
			2,273,134
Air Freight & Logistics 0.3%
gDAE Funding LLC, Senior Note, 144A, 1.55%, 8/01/24	United Arab Emirates	300,000	298,114
FedEx Corp., Senior Bond, 4.05%, 2/15/48	United States	650,000	731,616
			1,029,730
Airlines 1.2%
gAmerican Airlines Inc/AAdvantage Loyalty IP Ltd., Senior Secured Note, 144A, 5.75%, 4/20/29	United States	600,000	642,453
gAzul Investments LLP, Senior Note, 144A, 7.25%, 6/15/26	Brazil	700,000	642,110
gDelta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured Note, 144A, 4.5%, 10/20/25	United States	1,100,000	1,156,795
gHawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., Senior Secured Note, 144A, 5.75%, 1/20/26	United States	900,000	942,835
gInternational Consolidated Airlines Group SA, Senior Note, Reg S, 3.75%, 3/25/29	United Kingdom	1,000,000 EUR	1,115,267
gUnited Airlines, Inc., Senior Secured Note, 144A, 4.375%, 4/15/26	United States	100,000	104,405
			4,603,865
Auto Components 1.5%
gAllison Transmission, Inc.,
Senior Bond, 144A, 5.875%, 6/01/29	United States	800,000	871,104
Senior Bond, 144A, 3.75%, 1/30/31	United States	500,000	488,387
Dana, Inc., Senior Note, 5.625%, 6/15/28	United States	1,200,000	1,276,656
gDornoch Debt Merger Sub, Inc., Senior Note, 144A, 6.625%, 10/15/29	United States	900,000	889,875
Goodyear Tire & Rubber Co. (The), g Senior Note, 144A, 5%, 7/15/29.	United States	800,000	860,880
Senior Note, 4.875%, 3/15/27	United States	500,000	529,945
gReal Hero Merger Sub 2, Inc., Senior Note, 144A, 6.25%, 2/01/29	United States	1,000,000	999,845
			5,916,692
Automobiles 0.3%
gJaguar Land Rover Automotive plc, Senior Note, 144A, 5.5%, 7/15/29	United Kingdom	1,200,000	1,202,976

Banks 1.8%
Banco Santander SA, Sub. Note, 2.749%, 12/03/30	Spain	300,000	293,921
gBNP Paribas SA, Senior Note, 144A, 2.219% to 6/09/25, FRN thereafter, 6/09/26	France	500,000	505,061
gChina Construction Bank Corp., Sub. Note, Reg S, 4.25% to 2/27/24, FRN thereafter, 2/27/29	China	800,000	842,368
HSBC Holdings plc,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31	United Kingdom	800,000	810,105
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	300,000	293,424
JPMorgan Chase & Co.,
f R, Junior Sub. Bond, 6% to 8/01/23, FRN thereafter, Perpetual	United States	213,000	222,345
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	1,000,000	1,011,815
Senior Note, 3.2%, 6/15/26	United States	1,213,000	1,287,579
gSociete Generale SA, Senior Bond, 144A, 2.889% to 6/09/31, FRN thereafter, 6/09/32	France	800,000	798,665
SVB Financial Group, Senior Note, 3.125%, 6/05/30	United States	300,000	315,203
gUniCredit SpA, Senior Bond, 144A, 3.127% to 6/03/31, FRN thereafter, 6/03/32	Italy	500,000	494,639
			6,875,125
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc., Senior Bond, 3.5%, 6/01/30	Belgium	1,700,000	1,865,325
gPrimo Water Holdings, Inc., Senior Note, 144A, 4.375%, 4/30/29	Canada	1,000,000	991,640
			2,856,965
Biotechnology 0.2%
AbbVie, Inc., Senior Note, 3.2%, 11/21/29	United States	700,000	749,210
Building Products 0.4%
Owens Corning, Senior Bond, 4.3%, 7/15/47	United States	700,000	803,165
gStandard Industries, Inc.,
Senior Bond, 144A, 4.75%, 1/15/28	United States	500,000	517,158
Senior Bond, 144A, 4.375%, 7/15/30	United States	200,000	204,456
Senior Bond, 144A, 3.375%, 1/15/31	United States	200,000	193,000
			1,717,779

Capital Markets 0.6%
Goldman Sachs Group, Inc. (The), Senior Bond, 3.21% to 4/22/41, FRN thereafter, 4/22/42	United States	400,000	415,604
Morgan Stanley, Senior Bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	809,000	872,835
gMSCI, Inc., Senior Bond, 144A, 3.25%, 8/15/33	United States	1,200,000	1,215,366
			2,503,805
Chemicals 4.0%
gAlpek SAB de CV, Senior Note, 144A, 4.25%, 9/18/29	Mexico	800,000	852,148
e,gAnagram International, Inc. / Anagram Holdings LLC, Secured Note, 144A, PIK, 10%, 8/15/26	United States	134,384	137,811
gBraskem Idesa SAPI, Senior Secured Bond, 144A, 6.99%, 2/20/32	Mexico	900,000	904,860
gBraskem Netherlands Finance BV, Senior Bond, 144A, 4.5%, 1/31/30	Brazil	1,600,000	1,704,368
CF Industries, Inc., Senior Bond, 5.15%, 3/15/34	United States	400,000	484,442
gCNAC HK Finbridge Co. Ltd., Senior Note, Reg S, 4.875%, 3/14/25	China	800,000	869,461
gConsolidated Energy Finance SA, Senior Note, 144A, 5.625%, 10/15/28	Switzerland	700,000	685,234
gCVR Partners LP / CVR Nitrogen Finance Corp., Senior Secured Note, 144A, 6.125%, 6/15/28	United States	300,000	316,942
gDiamond BC BV, Senior Note, 144A, 4.625%, 10/01/29	United States	300,000	298,046
gElement Solutions, Inc., Senior Note, 144A, 3.875%, 9/01/28	United States	1,100,000	1,107,078
gGates Global LLC / Gates Corp., Senior Note, 144A, 6.25%, 1/15/26	United States	1,200,000	1,240,314
gINEOS Quattro Finance 1 plc, Senior Note, 144A, 3.75%, 7/15/26 . United Kingdom		800,000 EUR	917,201
gIngevity Corp., Senior Note, 144A, 3.875%, 11/01/28	United States	400,000	390,106
e,gKobe US Midco 2, Inc., Senior Note, 144A, PIK, 9.25%, 11/01/26	United States	300,000	308,218
gLSF11 A5 HoldCo LLC, Senior Note, 144A, 6.625%, 10/15/29	United States	600,000	591,843
Methanex Corp., Senior Note, 5.125%, 10/15/27	Canada	500,000	525,500
gSABIC Capital II BV, Senior Note, 144A, 4.5%, 10/10/28	Saudi Arabia	600,000	678,279
Sasol Financing USA LLC, Senior Bond, 6.5%, 9/27/28	South Africa	900,000	976,464
gSCIH Salt Holdings, Inc.,
Senior Note, 144A, 6.625%, 5/01/29	United States	500,000	468,202
Senior Secured Note, 144A, 4.875%, 5/01/28	United States	300,000	288,470
gSyngenta Finance NV, Senior Note, 144A, 4.892%, 4/24/25	Switzerland	800,000	859,820
gUnifrax Escrow Issuer Corp.,
Senior Note, 144A, 7.5%, 9/30/29	United States	200,000	202,284
Senior Secured Note, 144A, 5.25%, 9/30/28	United States	300,000	303,810
Westlake Chemical Corp., Senior Note, 3.375%, 6/15/30	United States	200,000	212,201
gYara International ASA, Senior Note, 144A, 3.148%, 6/04/30	Brazil	100,000	103,280
			15,426,382
Commercial Services & Supplies 0.9%
gAllied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas LuxCo 4 SARL, Senior Secured Note, 144A, 4.625%, 6/01/28	United States	200,000	196,600
gAPCOA Parking Holdings GmbH, Senior Secured Note, 144A, 4.625%, 1/15/27	Germany	200,000 EUR	226,143
gAPX Group, Inc., Senior Note, 144A, 5.75%, 7/15/29	United States	700,000	690,487
gPrime Security Services Borrower LLC / Prime Finance, Inc., Senior Secured Note, 144A, 3.375%, 8/31/27	United States	1,300,000	1,256,678
gStericycle, Inc., Senior Note, 144A, 3.875%, 1/15/29	United States	1,000,000	986,475
			3,356,383
Communications Equipment 0.3%
gCommScope Technologies LLC, Senior Note, 144A, 5%, 3/15/27	United States	1,374,000	1,286,064
Construction & Engineering 0.2% gArcosa, Inc., Senior Note, 144A, 4.375%, 4/15/29	United States	300,000	304,569
gGreat Lakes Dredge & Dock Corp., Senior Note, 144A, 5.25%, 6/01/29	United States	500,000	515,753
gRutas 2 and 7 Finance Ltd., Senior Secured Bond, 144A, Zero Cpn., 9/30/36	United States	200,000	147,768
			968,090
Construction Materials 0.2%
gCemex SAB de CV, Senior Bond, 144A, 3.875%, 7/11/31	Mexico	700,000	698,541
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Senior Bond, 3.4%, 10/29/33	Ireland	500,000	509,681
gPRA Group, Inc., Senior Note, 144A, 5%, 10/01/29	United States	300,000	301,203
gPROG Holdings, Inc., Senior Note, 144A, 6%, 11/15/29	United States	1,000,000	1,030,380
			1,841,264
Containers & Packaging 1.4%
gArdagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, Senior Note, 144A, 4%, 9/01/29	United States	800,000	793,868
gArdagh Packaging Finance plc / Ardagh Holdings USA, Inc., Senior Note, 144A, 5.25%, 8/15/27	United States	300,000	302,213
gMauser Packaging Solutions Holding Co., Senior Note, 144A, 7.25%, 4/15/25	United States	1,278,000	1,282,665
gOwens-Brockway Glass Container, Inc.,
Senior Note, 144A, 5.875%, 8/15/23	United States	566,000	593,459
Senior Note, 144A, 6.625%, 5/13/27	United States	100,000	105,600
gPactiv Evergreen Group Issuer, LLC / Pactiv Evergreen Group Issuer Inc., Senior Secured Note, 144A, 4.375%, 10/15/28	United States	500,000	497,008
gPactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Holdings Ltd., Senior Secured Note, 144A, 4%, 10/15/27	United States	600,000	584,292
gSealed Air Corp.,
Senior Bond, 144A, 5.5%, 9/15/25	United States	124,000	137,299
Senior Note, 144A, 5.125%, 12/01/24	United States	709,000	760,154
WRKCo, Inc., Senior Bond, 3%, 6/15/33	United States	400,000	411,940
			5,468,498
Diversified Consumer Services 0.2%
Grand Canyon University, 5.125%, 10/01/28	United States	800,000	823,444
Diversified Financial Services 0.6%
gJefferson Capital Holdings LLC, Senior Note, 144A, 6%, 8/15/26	United States	700,000	709,471
gMPH Acquisition Holdings LLC, Senior Note, 144A, 5.75%, 11/01/28	United States	1,500,000	1,428,772
			2,138,243
Diversified Telecommunication Services 1.3%
gAltice France Holding SA, Senior Note, 144A, 6%, 2/15/28	Luxembourg	900,000	861,120
gAltice France SA, Senior Secured Note, 144A, 5.5%, 1/15/28	France	200,000	198,785
AT&T, Inc., Senior Bond, 3.65%, 9/15/59	United States	800,000	809,484
CCO Holdings LLC / CCO Holdings Capital Corp.,
g Senior Bond, 144A, 4.5%, 8/15/30	United States	300,000	307,570
Senior Bond, 4.5%, 5/01/32	United States	1,000,000	1,030,415
gIliad Holding SASU,
Senior Secured Note, 144A, 6.5%, 10/15/26	France	300,000	315,627
Senior Secured Note, 144A, 7%, 10/15/28	France	600,000	631,968
Telefonica Emisiones SA, Senior Bond, 4.895%, 3/06/48	Spain	150,000	180,857
gVirgin Media Secured Finance plc, Senior Secured Bond, 144A, 4.5%, 8/15/30	United Kingdom	900,000	907,137
			5,242,963
Electric Utilities 1.6%
gCGNPC International Ltd., Senior Note, Reg S, 3.75%, 12/11/27	China	300,000	318,125
Duke Energy Corp., Senior Bond, 2.45%, 6/01/30	United States	400,000	397,593
Exelon Corp., Senior Bond, 4.05%, 4/15/30	United States	1,300,000	1,445,909
Southern Co. (The), Senior Bond, 4.4%, 7/01/46	United States	400,000	469,747
gState Grid Overseas Investment BVI Ltd., Senior Note, 144A, 3.5%, 5/04/27	China	1,651,000	1,784,223
Virginia Electric and Power Co., Senior Bond, 6.35%, 11/30/37	United States	85,000	121,164
gVistra Operations Co. LLC,
Senior Note, 144A, 4.375%, 5/01/29	United States	1,100,000	1,104,010
Senior Secured Bond, 144A, 4.3%, 7/15/29	United States	500,000	535,218
			6,175,989
Electrical Equipment 0.5%
gSensata Technologies BV, Senior Note, 144A, 4%, 4/15/29	United States	1,000,000	1,022,980
gVertiv Group Corp., Senior Secured Note, 144A, 4.125%, 11/15/28	United States	900,000	910,543
			1,933,523
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp., Senior Note, 3.25%, 2/15/29	United States	900,000	909,328
Flex Ltd., Senior Note, 4.875%, 5/12/30	United States	800,000	913,250
			1,822,578

Energy Equipment & Services 0.7%
gNabors Industries Ltd., Senior Note, 144A, 7.25%, 1/15/26	United States	800,000	740,832
gNabors Industries, Inc., Senior Note, 144A, 7.375%, 5/15/27	United States	200,000	207,238
gSchlumberger Holdings Corp., Senior Note, 144A, 3.9%, 5/17/28	United States	400,000	432,423
gWeatherford International Ltd.,
Senior Note, 144A, 11%, 12/01/24	United States	51,000	52,583
Senior Note, 144A, 8.625%, 4/30/30	United States	1,200,000	1,247,766
			2,680,842
Entertainment 0.5%
gLive Nation Entertainment, Inc., Senior Secured Note, 144A, 3.75%, 1/15/28	United States	600,000	597,000
Netflix, Inc.,
Senior Bond, 4.375%, 11/15/26	United States	300,000	332,644
Senior Bond, 5.875%, 11/15/28	United States	1,000,000	1,204,180
			2,133,824
Equity Real Estate Investment Trusts (REITs) 1.2%
gAmerican Finance Trust, Inc. / American Finance Operating Partner LP, Senior Note, 144A, 4.5%, 9/30/28	United States	500,000	504,438
AvalonBay Communities, Inc., Senior Bond, 2.45%, 1/15/31	United States	500,000	513,062
gGlobal Net Lease, Inc. / Global Net Lease Operating Partnership LP, Senior Note, 144A, 3.75%, 12/15/27	United States	400,000	390,970
gMGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Senior Note, 144A, 3.875%, 2/15/29	United States	300,000	315,431
MPT Operating Partnership LP / MPT Finance Corp., Senior Bond, 3.5%, 3/15/31	United States	300,000	303,837
Simon Property Group LP, Senior Bond, 4.25%, 11/30/46	United States	800,000	950,233
gVICI Properties LP / VICI Note Co., Inc., Senior Note, 144A, 3.75%, 2/15/27	United States	1,400,000	1,447,628
gXHR LP, Senior Secured Note, 144A, 4.875%, 6/01/29	United States	400,000	407,684
			4,833,283
Food & Staples Retailing 0.2%
gCencosud SA, Senior Note, 144A, 4.375%, 7/17/27	Chile	700,000	750,582

Food Products 1.2%
gBimbo Bakeries USA, Inc., Senior Bond, 144A, 4%, 5/17/51	Mexico	200,000	216,954
gChobani LLC / Chobani Finance Corp., Inc., Senior Secured Note, 144A, 4.625%, 11/15/28	United States	1,200,000	1,234,680
gJBS Finance Luxembourg SARL,
Senior Bond, 144A, 3.625%, 1/15/32	United States	400,000	402,196
Senior Note, 144A, 2.5%, 1/15/27	United States	700,000	693,007
gLamb Weston Holdings, Inc., Senior Note, 144A, 4.125%, 1/31/30	United States	1,200,000	1,233,504
gPost Holdings, Inc., Senior Bond, 144A, 4.5%, 9/15/31	United States	800,000	795,296
			4,575,637
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc., Senior Bond, 3.35%, 6/01/50	United States	300,000	308,928

Health Care Equipment & Supplies 0.2%
gMozart Debt Merger Sub, Inc.,
Senior Note, 144A, 5.25%, 10/01/29	United States	500,000	507,860
Senior Secured Note, 144A, 3.875%, 4/01/29	United States	400,000	399,388
			907,248
Health Care Providers & Services 1.5%
Anthem, Inc., Senior Bond, 3.7%, 9/15/49	United States	150,000	167,345
Centene Corp.,
Senior Note, 4.25%, 12/15/27	United States	300,000	313,269
Senior Note, 2.45%, 7/15/28	United States	100,000	98,654
Senior Note, 4.625%, 12/15/29	United States	200,000	216,038
Senior Note, 3.375%, 2/15/30	United States	600,000	612,033
Senior Note, 2.625%, 8/01/31	United States	200,000	196,333
gCHS/Community Health Systems, Inc.,
Secured Note, 144A, 6.875%, 4/15/29	United States	800,000	816,224
Senior Secured Note, 144A, 5.625%, 3/15/27	United States	700,000	741,685
CVS Health Corp., Senior Bond, 1.75%, 8/21/30	United States	400,000	381,645
gDaVita, Inc., Senior Note, 144A, 4.625%, 6/01/30	United States	1,200,000	1,230,672
HCA, Inc., Senior Bond, 3.5%, 9/01/30	United States	100,000	105,887
gModivCare Escrow Issuer, Inc., Senior Note, 144A, 5%, 10/01/29	United States	500,000	511,390
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	330,000	360,607
Quest Diagnostics, Inc., Senior Bond, 2.8%, 6/30/31	United States	200,000	206,755
			5,958,537
Hotels, Restaurants & Leisure 2.6%
gCarnival Corp., Senior Note, 144A, 5.75%, 3/01/27	United States	720,000	721,080
gEveri Holdings, Inc., Senior Note, 144A, 5%, 7/15/29	United States	700,000	708,151
gGolden Nugget, Inc., Senior Note, 144A, 6.75%, 10/15/24	United States	632,000	632,822
Las Vegas Sands Corp., Senior Bond, 3.9%, 8/08/29	United States	800,000	806,380
gMelco Resorts Finance Ltd., Senior Note, 144A, 5.75%, 7/21/28	Hong Kong	600,000	604,164
gMotion Bondco DAC, Senior Note, 144A, 6.625%, 11/15/27 United Kingdom		200,000	202,283
gNCL Corp. Ltd., Senior Note, 144A, 5.875%, 3/15/26	United States	1,800,000	1,794,375
gPapa John's International, Inc., Senior Note, 144A, 3.875%, 9/15/29	United States	300,000	298,943
gPenn National Gaming, Inc., Senior Note, 144A, 4.125%, 7/01/29	United States	300,000	291,454
gPremier Entertainment Sub LLC / Premier Entertainment Finance
Corp.,
Senior Bond, 144A, 5.875%, 9/01/31	United States	400,000	402,000
Senior Note, 144A, 5.625%, 9/01/29	United States	500,000	496,797
gRoyal Caribbean Cruises Ltd., Senior Note, 144A, 5.5%, 8/31/26	United States	1,400,000	1,425,088
gStudio City Finance Ltd., Senior Note, 144A, 5%, 1/15/29	Macau	1,200,000	1,075,878
gWynn Macau Ltd., Senior Note, 144A, 5.625%, 8/26/28	Macau	700,000	649,250
			10,108,665
Household Durables 0.7%
M/I Homes, Inc., Senior Note, 3.95%, 2/15/30	United States	600,000	591,909
Mohawk Industries, Inc., Senior Note, 3.625%, 5/15/30	United States	1,300,000	1,395,576
gWilliams Scotsman International, Inc., Senior Secured Note, 144A, 4.625%, 8/15/28	United States	700,000	723,761
			2,711,246
Household Products 0.7%
gCentral Garden & Pet Co., Senior Bond, 144A, 4.125%, 4/30/31	United States	700,000	704,532
gEnergizer Holdings, Inc., Senior Note, 144A, 4.375%, 3/31/29	United States	1,300,000	1,270,705
gKimberly-Clark de Mexico SAB de CV, Senior Bond, 144A, 2.431%, 7/01/31	Mexico	300,000	296,894
gSpectrum Brands, Inc., Senior Bond, 144A, 3.875%, 3/15/31	United States	500,000	494,487
			2,766,618
Independent Power and Renewable Electricity Producers 1.8%
gAtlantica Sustainable Infrastructure plc, Senior Note, 144A, 4.125%, 6/15/28	Spain	400,000	403,574
gCalpine Corp.,
Senior Bond, 144A, 5%, 2/01/31	United States	600,000	600,927
Senior Note, 144A, 5.125%, 3/15/28	United States	200,000	203,356
Senior Note, 144A, 4.625%, 2/01/29	United States	700,000	691,436
gClearway Energy Operating LLC, Senior Note, 144A, 3.75%, 2/15/31	United States	700,000	699,328
gColbun SA,
Senior Note, 144A, 3.95%, 10/11/27	Chile	800,000	846,420
Senior Note, 144A, 3.15%, 3/06/30	Chile	300,000	300,487
gInterGen NV, Senior Secured Bond, 144A, 7%, 6/30/23	Netherlands	1,100,000	1,093,427
gLeeward Renewable Energy Operations LLC, Senior Note, 144A, 4.25%, 7/01/29	United States	1,000,000	1,011,480
gTalen Energy Supply LLC, Senior Secured Note, 144A, 7.25%, 5/15/27	United States	1,300,000	1,151,800
			7,002,235
Insurance 0.3%
Arch Capital Group Ltd., Senior Bond, 3.635%, 6/30/50	United States	1,000,000	1,072,783

Interactive Media & Services 0.5%
gTencent Holdings Ltd., Senior Note, 144A, 2.39%, 6/03/30	China	2,100,000	2,059,704

Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd., Senior Bond, 4%, 12/06/37	China	400,000	434,334

JD.com, Inc., Senior Note, 3.375%, 1/14/30	China	1,200,000	1,253,067
gMatch Group Holdings II LLC, Senior Note, 144A, 3.625%, 10/01/31	United States	600,000	583,635
			2,271,036
IT Services 1.1%
gCablevision Lightpath LLC, Senior Secured Note, 144A, 3.875%, 9/15/27	United States	900,000	873,936
gGartner, Inc.,
Senior Note, 144A, 4.5%, 7/01/28	United States	700,000	732,207
Senior Note, 144A, 3.625%, 6/15/29	United States	200,000	202,535
gNorthwest Fiber LLC / Northwest Fiber Finance Sub, Inc., Senior
Note, 144A, 6%, 2/15/28	United States	1,100,000	1,079,760
gPresidio Holdings, Inc., Senior Secured Note, 144A, 4.875%, 2/01/27	United States	1,200,000	1,237,272
			4,125,710
Machinery 0.7%
gATS Automation Tooling Systems, Inc., Senior Note, 144A, 4.125%, 12/15/28	Canada	1,400,000	1,412,586
gTK Elevator U.S. Newco, Inc., Senior Secured Note, 144A, 5.25%, 7/15/27	Germany	1,100,000	1,157,783
			2,570,369
Marine 0.3%
gICTSI Treasury BV, Senior Note, Reg S, 4.625%, 1/16/23	Philippines	1,200,000	1,249,980

Media 2.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital, Senior Secured Bond, 2.8%, 4/01/31	United States	1,300,000	1,287,937
gClear Channel Outdoor Holdings, Inc.,
Senior Note, 144A, 7.75%, 4/15/28	United States	400,000	428,612
Senior Note, 144A, 7.5%, 6/01/29	United States	300,000	320,766
gClear Channel Worldwide Holdings, Inc., Senior Secured Note, 144A, 5.125%, 8/15/27	United States	300,000	310,800
gDiamond Sports Group LLC / Diamond Sports Finance Co., Senior Secured Note, 144A, 5.375%, 8/15/26	United States	600,000	300,690
gDirectv Financing LLC / Directv Financing Co-Obligor, Inc., Senior Secured Note, 144A, 5.875%, 8/15/27	United States	200,000	205,040
gDISH DBS Corp., Senior Secured Note, 144A, 5.75%, 12/01/28	United States	1,400,000	1,416,625
gNexstar Media, Inc., Senior Note, 144A, 4.75%, 11/01/28	United States	800,000	816,460
gOutfront Media Capital LLC / Outfront Media Capital Corp., Senior Note, 144A, 4.25%, 1/15/29	United States	1,100,000	1,103,669
gSinclair Television Group, Inc.,
Senior Bond, 144A, 5.5%, 3/01/30	United States	300,000	291,421
Senior Secured Note, 144A, 4.125%, 12/01/30	United States	800,000	759,212
gSirius XM Radio, Inc., Senior Note, 144A, 4%, 7/15/28	United States	600,000	604,392
gUnivision Communications, Inc.,
Senior Secured Note, 144A, 5.125%, 2/15/25	United States	1,321,000	1,335,855
Senior Secured Note, 144A, 4.5%, 5/01/29	United States	100,000	101,178
			9,282,657
Metals & Mining 1.2%
Commercial Metals Co., Senior Bond, 3.875%, 2/15/31	United States	1,200,000	1,192,770
gConstellium SE, Senior Note, 144A, 3.75%, 4/15/29	United States	1,000,000	985,370
gCSN Inova Ventures, Senior Note, 144A, 6.75%, 1/28/28	Brazil	800,000	843,364
gFMG Resources August 2006 Pty. Ltd., Senior Bond, 144A, 4.375%, 4/01/31	Australia	700,000	736,211
gNovelis Corp., Senior Bond, 144A, 3.875%, 8/15/31	United States	200,000	199,061
gSunCoke Energy, Inc., Senior Secured Note, 144A, 4.875%, 6/30/29	United States	600,000	597,903
			4,554,679
Mortgage Real Estate Investment Trusts (REITs) 0.0%†
gApollo Commercial Real Estate Finance, Inc., Senior Secured Note, 144A, 4.625%, 6/15/29	United States	100,000	96,896

Multiline Retail 0.0%
b,e,gK2016470219 South Africa Ltd., Senior Secured Note, 144A, PIK, 3%, 12/31/22	South Africa	1,005,954	—
b,e,gK2016470260 South Africa Ltd., Senior Secured Note, 144A, PIK, 25%, 12/31/22	South Africa	446,180	—
			—
Oil, Gas & Consumable Fuels 5.0%
gAntero Resources Corp.,
Senior Note, 144A, 8.375%, 7/15/26	United States	130,000	148,179
Senior Note, 144A, 7.625%, 2/01/29	United States	166,000	184,523
Apache Corp.,
Senior Note, 4.625%, 11/15/25	United States	600,000	644,994
Senior Note, 4.875%, 11/15/27	United States	500,000	545,713
Canadian Natural Resources Ltd., Senior Bond, 2.95%, 7/15/30	Canada	450,000	456,241
Cenovus Energy, Inc., Senior Note, 5.375%, 7/15/25	Canada	277,000	305,928
gCrestwood Midstream Partners LP / Crestwood Midstream Finance Corp., Senior Note, 144A, 6%, 2/01/29	United States	1,500,000	1,560,225
gCrownRock LP / CrownRock Finance, Inc., Senior Note, 144A, 5%, 5/01/29	United States	300,000	311,706
gCVR Energy, Inc., Senior Note, 144A, 5.25%, 2/15/25	United States	500,000	483,038
gDT Midstream, Inc., Senior Bond, 144A, 4.375%, 6/15/31	United States	500,000	520,770
Energy Transfer LP, Senior Bond, 3.75%, 5/15/30	United States	200,000	212,158
EnLink Midstream LLC,
Senior Bond, 5.375%, 6/01/29	United States	1,100,000	1,126,598
g Senior Note, 144A, 5.625%, 1/15/28	United States	100,000	104,146
e,gEnQuest plc, Senior Note, 144A, Reg S, PIK, 7%, 10/15/23	United Kingdom	909,763	846,462
gHilcorp Energy I LP / Hilcorp Finance Co.,
Senior Bond, 144A, 6%, 2/01/31	United States	700,000	725,375
Senior Note, 144A, 5.75%, 2/01/29	United States	200,000	206,425
gMartin Midstream Partners LP / Martin Midstream Finance Corp.,
Secured Note, 144A, 10%, 2/29/24	United States	307,101	316,079
Secured Note, 144A, 11.5%, 2/28/25	United States	1,394,630	1,468,943
MPLX LP, Senior Note, 2.65%, 8/15/30	United States	1,500,000	1,494,896
Occidental Petroleum Corp.,
Senior Bond, 6.125%, 1/01/31	United States	600,000	730,008
Senior Bond, 6.45%, 9/15/36	United States	500,000	638,500
Senior Note, 8.875%, 7/15/30	United States	700,000	945,266
gRattler Midstream LP, Senior Note, 144A, 5.625%, 7/15/25	United States	1,400,000	1,457,400
Sabine Pass Liquefaction LLC, Senior Secured Note, 4.5%, 5/15/30	United States	1,600,000	1,806,386
Sunoco LP / Sunoco Finance Corp.,
Senior Note, 6%, 4/15/27	United States	500,000	521,950
Senior Note, 4.5%, 5/15/29	United States	1,200,000	1,220,664
gVenture Global Calcasieu Pass LLC,
Senior Secured Bond, 144A, 4.125%, 8/15/31	United States	300,000	318,519
Senior Secured Note, 144A, 3.875%, 8/15/29	United States	300,000	311,749
			19,612,841
Paper & Forest Products 0.4%
gGlatfelter Corp., Senior Note, 144A, 4.75%, 11/15/29	United States	400,000	413,092
Suzano Austria GmbH,
Senior Bond, 3.75%, 1/15/31	Brazil	700,000	712,593
Senior Bond, 3.125%, 1/15/32	Brazil	400,000	387,696
			1,513,381
Personal Products 0.3%
gOriflame Investment Holding plc, Senior Secured Note, 144A, 5.125%, 5/04/26	Switzerland	800,000	741,576
gPrestige Brands, Inc., Senior Bond, 144A, 3.75%, 4/01/31	United States	600,000	582,909
			1,324,485
Pharmaceuticals 1.6%
gBausch Health Cos., Inc.,
Senior Bond, 144A, 5.25%, 2/15/31	United States	300,000	264,090
Senior Secured Note, 144A, 4.875%, 6/01/28	United States	1,000,000	1,021,810
gBayer US Finance II LLC, Senior Bond, 144A, 4.375%, 12/15/28	Germany	889,000	993,847
gJazz Securities DAC, Senior Secured Note, 144A, 4.375%, 1/15/29	United States	1,200,000	1,244,604
gOrganon & Co. / Organon Foreign Debt Co-Issuer BV,
Senior Bond, 144A, 5.125%, 4/30/31	United States	600,000	627,885
Senior Secured Note, 144A, 4.125%, 4/30/28	United States	700,000	712,586
Royalty Pharma plc, Senior Bond, 3.3%, 9/02/40	United States	500,000	499,474

Teva Pharmaceutical Finance Netherlands III BV, Senior Note, 5.125%, 5/09/29	Israel	900,000	883,845
			6,248,141
Real Estate Management & Development 1.1%
gChina Overseas Finance Cayman VI Ltd., Senior Note, Reg S, 5.95%, 5/08/24	China	700,000	760,901
gCountry Garden Holdings Co. Ltd., Senior Secured Note, Reg S, 7.25%, 4/08/26	China	800,000	791,113
gFive Point Operating Co. LP / Five Point Capital Corp., Senior Note, 144A, 7.875%, 11/15/25	United States	800,000	835,312
gForestar Group, Inc., Senior Note, 144A, 3.85%, 5/15/26	United States	500,000	501,785
gHoward Hughes Corp. (The), Senior Note, 144A, 5.375%, 8/01/28	United States	1,000,000	1,066,460
gVivion Investments SARL, Senior Note, Reg S, 3%, 8/08/24	Luxembourg	200,000 EUR	223,425
			4,178,996
Road & Rail 1.0%
CSX Corp., Senior Bond, 4.1%, 3/15/44	United States	550,000	637,949
gFirst Student Bidco, Inc. / First Transit Parent, Inc., Senior Secured Note, 144A, 4%, 7/31/29	United States	800,000	778,812
gKazakhstan Temir Zholy Finance BV, Senior Bond, 144A, 6.95%, 7/10/42	Kazakhstan	1,500,000	2,005,050
gNESCO Holdings II, Inc., Secured Note, 144A, 5.5%, 4/15/29	United States	500,000	517,137
			3,938,948
Software 0.3%
gRocket Software, Inc., Senior Note, 144A, 6.5%, 2/15/29	United States	1,100,000	1,074,706
Specialty Retail 1.0%
AutoNation, Inc., Senior Bond, 4.75%, 6/01/30	United States	200,000	228,704
gLithia Motors, Inc.,
Senior Bond, 144A, 4.375%, 1/15/31	United States	500,000	534,468
Senior Note, 144A, 3.875%, 6/01/29	United States	700,000	715,767
gMichaels Cos., Inc. (The), Senior Note, 144A, 7.875%, 5/01/29	United States	600,000	592,023
gPark River Holdings, Inc., Senior Note, 144A, 6.75%, 8/01/29	United States	1,200,000	1,177,314
hParty City Holdings, Inc., Senior Secured Note, FRN, 5.75%,
(6-month USD LIBOR + 5%), 7/15/25	United States	236,150	222,825
gVictoria's Secret & Co., Senior Note, 144A, 4.625%, 7/15/29	United States	400,000	409,612
			3,880,713
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC, Senior Note, 2.5%, 8/01/30	United States	200,000	200,670
Textiles, Apparel & Luxury Goods 0.1%
gKontoor Brands, Inc., Senior Note, 144A, 4.125%, 11/15/29	United States	300,000	300,501
Thrifts & Mortgage Finance 0.1%
gLadder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp., Senior Note, 144A, 4.75%, 6/15/29	United States	300,000	308,012
Tobacco 0.3%
Altria Group, Inc., Senior Note, 3.4%, 5/06/30	United States	1,200,000	1,242,855
Trading Companies & Distributors 0.6%
gH&E Equipment Services, Inc., Senior Note, 144A, 3.875%, 12/15/28	United States	1,200,000	1,193,130
gHerc Holdings, Inc., Senior Note, 144A, 5.5%, 7/15/27	United States	1,000,000	1,041,205
			2,234,335
Wireless Telecommunication Services 0.6%
e,gDigicel Group Holdings Ltd., Senior Note, 144A, PIK, 8%, 4/01/25	Bermuda	20,381	18,744
Hughes Satellite Systems Corp., Senior Note, 6.625%, 8/01/26	United States	500,000	560,125
T-Mobile USA, Inc.,
Senior Secured Bond, 3.3%, 2/15/51	United States	500,000	489,488
Senior Secured Note, 3.875%, 4/15/30	United States	1,300,000	1,423,144
			2,491,501
Total Corporate Bonds (Cost $196,559,037)			197,482,787

h,iSenior Floating Rate Interests 1.6%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc.,
2020 Term Loan, B1, 3.724%, (3-month USD LIBOR + 3.5%), 4/06/26	United States	446,430	435,590
2020 Term Loan, B2, 3.724%, (3-month USD LIBOR + 3.5%), 4/06/26	United States	240,016	234,189
			669,779
Airlines 0.3%
Air Canada, Term Loan, 4.25%, (3-month USD LIBOR + 3.5%), 8/11/28	Canada	1,000,000	1,000,535
Kestrel Bidco, Inc., Term Loan, 4%, (3-month USD LIBOR + 3%), 12/11/26	Canada	280,186	272,816
			1,273,351
Diversified Consumer Services 0.2%
KUEHG Corp., Term Loan, B3, 4.75%, (3-month USD LIBOR + 3.75%), 2/21/25	United States	724,712	711,580

Entertainment 0.2%
Diamond Sports Group LLC, Term Loan, 3.36%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	444,874	208,966
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), First Lien, Term Loan, B1, 2.86%, (1-month USD LIBOR + 2.75%), 5/18/25	United States	544,078	533,672
			742,638
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.5%), 12/16/24	United States	784,310	771,075
Motion Acquisition Ltd.,
Term Loan, B1, 3.474%, (3-month USD LIBOR + 3.25%), 11/12/26	United Kingdom	348,342	341,531
Term Loan, B2, 3.474%, (3-month USD LIBOR + 3.25%), 11/12/26	United Kingdom	49,660	48,689
			1,161,295
Media 0.3%
Cengage Learning, Inc., First Lien, Term Loan, B, 5.75%, (3-month USD LIBOR + 4.75%), 7/14/26	United States	745,545	748,535
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.629%, (3-month USD LIBOR + 3.5%), 8/21/26	United States	298,473	294,774
			1,043,309
Personal Products 0.1%
Coty, Inc., USD Term Loan, B, 2.353%, (1-month USD LIBOR +
2.25%), 4/07/25	United States	579,300	572,783
Total Senior Floating Rate Interests (Cost $6,307,134)			6,174,735

Marketplace Loans 1.5%
Platform	Principal Amount*	Value	Days past due
bUpstart Network, Inc., FW1738592, 28.44%, 09/20/26	5,857	5,823	-
bUpstart Network, Inc., FW1738604, 22.34%, 09/20/24	3,255	3,222	-
bUpstart Network, Inc., FW1738971, 27.63%, 09/20/26	4,488	4,461	-
bUpstart Network, Inc., FW1739051, 32.64%, 09/20/26	4,405	4,380	-
bUpstart Network, Inc., FW1739127, 25.16%, 09/20/24	29,031	28,727	-
bUpstart Network, Inc., FW1739144, 30.91%, 09/20/26	3,844	3,662	13
bUpstart Network, Inc., FW1739398, 20.17%, 09/20/24	3,750	3,712	-
bUpstart Network, Inc., FW1739399, 28.19%, 09/20/26	5,856	5,821	-
bUpstart Network, Inc., FW1739404, 26.55%, 09/20/26	3,047	3,024	-
bUpstart Network, Inc., FW1739462, 27.3%, 09/20/26	4,877	4,848	-
bUpstart Network, Inc., FW1739495, 32.86%, 09/20/26	5,900	5,852	-
bUpstart Network, Inc., FW1739500, 30.99%, 09/20/26	14,000	4,440	43
bUpstart Network, Inc., FW1739526, 17.22%, 09/20/26	7,740	7,682	-
bUpstart Network, Inc., FW1902968, 31.58%, 10/25/26	4,000	1,204	38
bUpstart Network, Inc., FW1907740, 31.19%, 10/25/26	986	984	-
bUpstart Network, Inc., FW1908593, 28.41%, 10/25/26	19,706	19,668	-
bUpstart Network, Inc., FW1914238, 29.34%, 10/25/26	6,471	6,442	-
bUpstart Network, Inc., FW1914247, 29.67%, 10/25/26	4,898	4,883	-
bUpstart Network, Inc., FW1914310, 30.01%, 10/25/26	41,142	41,005	-
bUpstart Network, Inc., FW1914469, 17.25%, 10/25/24	4,200	1,235	38
bUpstart Network, Inc., FW1914675, 26.25%, 10/25/26	9,835	9,814	-
bUpstart Network, Inc., FW1914760, 27.19%, 10/25/24	1,926	1,919	-

bUpstart Network, Inc., FW1914911, 31.1%, 10/25/26	2,859	2,853	-
bUpstart Network, Inc., FW1915025, 31.16%, 10/25/26	4,329	4,316	-
bUpstart Network, Inc., FW1915043, 27.43%, 10/25/26	4,920	4,910	-
bUpstart Network, Inc., FW1915175, 23.46%, 10/25/26	2,946	2,939	-
bUpstart Network, Inc., FW1915211, 19.28%, 10/25/26	6,117	6,152	-
bUpstart Network, Inc., FW1915225, 30.8%, 10/25/26	3,546	3,535	-
bUpstart Network, Inc., FW1915226, 13.65%, 10/25/24	1,432	1,429	-
bUpstart Network, Inc., FW1915250, 12.04%, 10/25/24	47,671	47,576	-
bUpstart Network, Inc., FW1915262, 19.99%, 10/25/26	9,470	9,422	-
bUpstart Network, Inc., FW1915272, 30.7%, 10/25/26	1,858	1,851	-
bUpstart Network, Inc., FW1915312, 31.22%, 10/25/26	4,042	4,034	-
bUpstart Network, Inc., FW1915384, 30.97%, 10/25/26	1,183	1,181	-
bUpstart Network, Inc., FW1915438, 31.07%, 10/25/26	14,786	14,759	-
bUpstart Network, Inc., FW1915567, 19.17%, 10/25/26	980	975	-
bUpstart Network, Inc., FW2046105, 29.67%, 11/16/26	4,465	4,442	-
bUpstart Network, Inc., FW2051020, 15.91%, 11/16/26	13,849	13,812	-
bUpstart Network, Inc., FW2052456, 23.32%, 11/16/26	19,726	19,613	-
bUpstart Network, Inc., FW2053330, 28.78%, 11/16/24	1,276	1,267	-
bUpstart Network, Inc., FW2053471, 27.97%, 11/16/26	1,984	1,973	-
bUpstart Network, Inc., FW2053649, 23.67%, 11/16/26	21,898	21,797	-
bUpstart Network, Inc., FW2053732, 16.83%, 11/16/26	989	984	-
bUpstart Network, Inc., FW2054089, 26.17%, 11/16/26	1,983	1,972	-
bUpstart Network, Inc., FW2054200, 17.46%, 11/16/26	13,652	13,566	-
bUpstart Network, Inc., FW2054534, 31.22%, 11/16/26	1,191	1,185	-
bUpstart Network, Inc., FW2054616, 28.56%, 11/16/26	3,472	3,454	-
bUpstart Network, Inc., FW2054947, 21.35%, 11/16/24	1,763	1,750	-
bUpstart Network, Inc., FW2055081, 29.29%, 11/16/24	5,892	5,850	-
bUpstart Network, Inc., FW2055175, 19.05%, 11/16/26	17,814	17,704	-
bUpstart Network, Inc., FW2055257, 11.51%, 11/16/26	9,875	9,844	-
bUpstart Network, Inc., FW2055282, 29.32%, 11/16/26	4,948	4,922	-
bUpstart Network, Inc., FW2055364, 30.66%, 11/16/26	7,940	7,899	-
bUpstart Network, Inc., FW2055613, 28.42%, 11/16/26	2,482	2,475	-
bUpstart Network, Inc., FW2055692, 31.07%, 11/16/26	1,687	1,679	-
bUpstart Network, Inc., FW2055739, 27.25%, 11/16/26	15,000	14,289	17
bUpstart Network, Inc., FW2055789, 15.22%, 11/16/26	14,823	14,779	-
bUpstart Network, Inc., FW2055828, 30.82%, 11/16/26	3,077	3,061	-
bUpstart Network, Inc., FW2055936, 17.39%, 11/16/26	1,484	1,477	-
bUpstart Network, Inc., FW2055944, 24.96%, 11/16/26	1,982	1,971	-
bUpstart Network, Inc., FW2056001, 30.17%, 11/16/26	1,290	1,283	-
bUpstart Network, Inc., FW2056040, 31.11%, 11/16/26	5,530	5,499	-
bUpstart Network, Inc., FW2056081, 30.81%, 11/16/26	1,687	1,679	-
bUpstart Network, Inc., FW2056098, 23.67%, 11/16/26	6,936	6,899	-
bUpstart Network, Inc., FW2056110, 26.13%, 11/16/26	15,863	15,779	-
bUpstart Network, Inc., FW2056157, 15.18%, 11/16/26	8,897	8,853	-
bUpstart Network, Inc., FW2056229, 31.92%, 11/16/26	7,147	7,111	-
bUpstart Network, Inc., FW2056482, 26.96%, 11/16/26	4,958	4,932	-
bUpstart Network, Inc., FW2056543, 29.23%, 11/16/24	1,375	1,365	-
bUpstart Network, Inc., FW2056560, 31.71%, 11/16/26	1,985	1,975	-
bUpstart Network, Inc., FW2056667, 24.73%, 11/16/26	4,956	4,929	-
bUpstart Network, Inc., FW2056764, 31.04%, 11/16/26	993	987	-
bUpstart Network, Inc., FW2056882, 26.32%, 11/16/26	4,958	4,931	-
bUpstart Network, Inc., FW2056960, 31.19%, 11/16/26	1,687	1,679	-
bUpstart Network, Inc., FW2056962, 9.24%, 11/16/24	9,757	9,729	-
bUpstart Network, Inc., FW2057162, 32.15%, 11/16/26	9,232	9,186	-
bUpstart Network, Inc., FW2057201, 22.39%, 11/16/26	3,930	3,911	-
bUpstart Network, Inc., FW2057264, 27.1%, 11/16/26	5,950	5,919	-
bUpstart Network, Inc., FW2057500, 30.64%, 11/16/26	9,924	9,873	-
bUpstart Network, Inc., FW2211495, 29.38%, 12/13/26	20,000	20,123	-
bUpstart Network, Inc., FW2231506, 30.63%, 12/13/26	44,600	44,408	-
bUpstart Network, Inc., FW2239073, 24.34%, 12/13/26	8,000	8,047	-
bUpstart Network, Inc., FW2239509, 31.82%, 12/13/26	5,800	5,836	-
bUpstart Network, Inc., FW2240660, 30.84%, 12/13/26	4,600	4,580	-
bUpstart Network, Inc., FW2240706, 30.86%, 12/13/26	13,100	13,182	-
bUpstart Network, Inc., FW2241145, 30.66%, 12/13/26	3,100	3,087	-
bUpstart Network, Inc., FW2241302, 31.08%, 12/13/26	3,200	3,220	-
bUpstart Network, Inc., FW2241307, 13.77%, 12/13/26	3,000	2,995	-
bUpstart Network, Inc., FW2241443, 29.46%, 12/13/26	2,905	2,889	-
bUpstart Network, Inc., FW2241542, 28.48%, 12/13/26	3,000	3,018	-
bUpstart Network, Inc., FW2241616, 29.08%, 12/13/26	5,600	5,575	-
bUpstart Network, Inc., FW2241624, 31.84%, 12/13/26	4,600	4,629	-
bUpstart Network, Inc., FW2241683, 29.38%, 12/13/26	3,000	3,018	-
bUpstart Network, Inc., FW2241711, 21.36%, 12/13/26	13,000	13,075	-
bUpstart Network, Inc., FW2241745, 31.13%, 12/13/26	5,281	5,255	-
bUpstart Network, Inc., FW2241764, 27.11%, 12/13/26	4,700	4,728	-
bUpstart Network, Inc., FW2241794, 28.26%, 12/13/24	3,000	3,020	-
bUpstart Network, Inc., FW2241799, 24.1%, 12/13/26	5,000	4,977	-
bUpstart Network, Inc., FW2241807, 16.84%, 12/13/26	10,000	9,969	-
bUpstart Network, Inc., FW2241828, 29.64%, 12/13/26	10,000	9,956	-
bUpstart Network, Inc., FW2241855, 26.58%, 12/13/26	2,700	2,688	-
bUpstart Network, Inc., FW2241860, 23.21%, 12/13/26	6,000	6,035	-
bUpstart Network, Inc., FW2241887, 28.39%, 12/13/24	3,000	2,985	-
bUpstart Network, Inc., FW2241952, 25.3%, 12/13/26	12,000	12,072	-
bUpstart Network, Inc., FW2241988, 31.24%, 12/13/26	2,200	2,191	-
bUpstart Network, Inc., FW2241999, 29.1%, 12/13/26	2,500	2,489	-
bUpstart Network, Inc., FW2242021, 29.12%, 12/13/24	1,623	1,611	-
bUpstart Network, Inc., FW2242024, 21.89%, 12/13/26	2,000	2,012	-
bUpstart Network, Inc., FW2242045, 30.98%, 12/13/26	2,400	2,415	-
bUpstart Network, Inc., FW2242085, 31.21%, 12/13/26	5,200	5,232	-
bUpstart Network, Inc., FW2242189, 31.76%, 12/13/26	4,800	4,780	-
bUpstart Network, Inc., FW2242232, 27.33%, 12/13/26	3,500	3,484	-
bUpstart Network, Inc., FW2242239, 24.53%, 12/13/24	1,000	1,006	-
bUpstart Network, Inc., FW2242256, 31.07%, 12/13/26	1,100	1,107	-
bUpstart Network, Inc., FW2242278, 21.84%, 12/13/24	1,000	995	-
bUpstart Network, Inc., FW2242379, 28.85%, 12/13/26	5,000	5,031	-
bUpstart Network, Inc., FW2242390, 30.76%, 12/13/26	10,500	10,455	-
bUpstart Network, Inc., FW2242424, 20.03%, 12/13/24	1,000	996	-
bUpstart Network, Inc., FW2242493, 26.46%, 12/13/26	2,000	2,012	-
bUpstart Network, Inc., FW2242510, 7.1%, 12/13/24	9,000	8,990	-
bUpstart Network, Inc., FW2242580, 31.01%, 12/13/26	1,100	1,095	-
bUpstart Network, Inc., FW2242593, 30.22%, 12/13/26	4,600	4,580	-
bUpstart Network, Inc., FW2242624, 29.36%, 12/13/26	9,200	9,160	-
bUpstart Network, Inc., FW2242691, 30.2%, 12/13/26	25,000	25,155	-
bUpstart Network, Inc., FW2242705, 27.05%, 12/13/26	1,500	1,493	-
bUpstart Network, Inc., FW2242714, 26.37%, 12/13/24	5,500	5,471	-
bUpstart Network, Inc., FW2242733, 30.97%, 12/13/26	1,500	1,508	-
bUpstart Network, Inc., L1723172, 18.88%, 09/20/26	2,305	2,282	-
bUpstart Network, Inc., L1736636, 14.78%, 09/20/26	13,516	13,451	-
bUpstart Network, Inc., L1738899, 19.15%, 09/20/26	14,538	14,401	-
bUpstart Network, Inc., L1738904, 24.36%, 09/20/26	6,813	6,750	-
bUpstart Network, Inc., L1738918, 27.72%, 09/20/26	4,583	4,528	-
bUpstart Network, Inc., L1738924, 15.39%, 09/20/24	933	926	-
bUpstart Network, Inc., L1739019, 13.76%, 09/20/26	5,594	5,567	-
bUpstart Network, Inc., L1739131, 17.22%, 09/20/26	14,513	14,375	-
bUpstart Network, Inc., L1739140, 21.45%, 09/20/26	2,931	2,805	-
bUpstart Network, Inc., L1739307, 13.36%, 09/20/26	32,780	32,621	-
bUpstart Network, Inc., L1739433, 8.57%, 09/20/24	6,297	6,269	-
bUpstart Network, Inc., L1739499, 25.07%, 09/20/26	5,064	5,033	-
bUpstart Network, Inc., L1739562, 22.68%, 09/20/26	6,804	6,763	-
bUpstart Network, Inc., L1739584, 25.42%, 09/20/26	3,529	3,485	-
bUpstart Network, Inc., L1739680, 16.6%, 09/20/26	14,505	14,396	-
bUpstart Network, Inc., L1739694, 22.68%, 09/20/26	10,692	10,627	-
bUpstart Network, Inc., L1739715, 9.65%, 09/20/26	24,013	23,959	-
bUpstart Network, Inc., L1897015, 23.49%, 10/25/26	11,786	11,758	-
bUpstart Network, Inc., L1898888, 25.15%, 10/25/26	1,278	1,274	-
bUpstart Network, Inc., L1901600, 16.72%, 10/25/26	2,745	2,729	-
bUpstart Network, Inc., L1910370, 14.66%, 10/25/26	4,188	4,175	-

bUpstart Network, Inc., L1912265, 23.3%, 10/25/26	3,928	3,919	-
bUpstart Network, Inc., L1914184, 25.37%, 10/25/26	2,206	2,193	-
bUpstart Network, Inc., L1914567, 16.17%, 10/25/24	3,141	3,125	-
bUpstart Network, Inc., L1914615, 19.05%, 10/25/26	9,797	9,762	-
bUpstart Network, Inc., L1914682, 21.49%, 10/25/26	19,430	19,311	-
bUpstart Network, Inc., L1914712, 24.22%, 10/25/26	7,860	7,842	-
bUpstart Network, Inc., L1914714, 24.73%, 10/25/26	3,931	3,922	-
bUpstart Network, Inc., L1914732, 17.66%, 10/25/24	9,572	9,539	-
bUpstart Network, Inc., L1914761, 23.31%, 10/25/26	982	980	-
bUpstart Network, Inc., L1914801, 12.09%, 10/25/24	4,767	4,753	-
bUpstart Network, Inc., L1914923, 23.8%, 10/25/26	1,965	1,960	-
bUpstart Network, Inc., L1915014, 19.01%, 10/25/26	4,849	4,818	-
bUpstart Network, Inc., L1915064, 20.48%, 10/25/26	4,749	4,726	-
bUpstart Network, Inc., L1915081, 25.35%, 10/25/26	2,753	2,744	-
bUpstart Network, Inc., L1915085, 14.46%, 10/25/26	1,802	1,792	-
bUpstart Network, Inc., L1915199, 6.41%, 10/25/24	15,676	15,654	-
bUpstart Network, Inc., L1915220, 18.87%, 10/25/24	4,719	4,693	-
bUpstart Network, Inc., L1915269, 23.56%, 10/25/26	6,963	6,957	8
bUpstart Network, Inc., L1915447, 20.32%, 10/25/26	5,778	5,739	-
bUpstart Network, Inc., L1915468, 23.09%, 10/25/26	5,401	5,383	-
bUpstart Network, Inc., L1915560, 20.46%, 10/25/26	4,903	4,890	-
bUpstart Network, Inc., L1915604, 24.04%, 10/25/26	1,081	1,078	-
bUpstart Network, Inc., L2016017, 13.19%, 11/16/26	2,483	2,479	-
bUpstart Network, Inc., L2019975, 23.69%, 11/16/26	1,982	1,971	-
bUpstart Network, Inc., L2024110, 7.78%, 11/16/26	17,737	17,704	-
bUpstart Network, Inc., L2043903, 9.82%, 11/16/26	18,119	18,086	-
bUpstart Network, Inc., L2046165, 25.35%, 11/16/26	2,577	2,564	-
bUpstart Network, Inc., L2047823, 23.05%, 11/16/26	4,999	4,957	-
bUpstart Network, Inc., L2049616, 25.29%, 11/16/26	1,189	1,183	-
bUpstart Network, Inc., L2051843, 20.82%, 11/16/26	13,862	13,796	-
bUpstart Network, Inc., L2052051, 15.75%, 11/16/26	4,449	4,427	-
bUpstart Network, Inc., L2052082, 25.42%, 11/16/26	1,487	1,479	-
bUpstart Network, Inc., L2052101, 20.05%, 11/16/26	24,749	24,597	-
bUpstart Network, Inc., L2052105, 24.58%, 11/16/26	5,247	5,265	-
bUpstart Network, Inc., L2052126, 12.52%, 11/16/26	15,804	15,756	-
bUpstart Network, Inc., L2052376, 25.81%, 11/16/26	4,957	4,931	-
bUpstart Network, Inc., L2052461, 22.33%, 11/16/26	49,344	49,062	-
bUpstart Network, Inc., L2052610, 11.6%, 11/16/24	2,929	2,919	-
bUpstart Network, Inc., L2052631, 8.92%, 11/16/24	4,878	4,864	-
bUpstart Network, Inc., L2052804, 9.15%, 11/16/26	39,317	39,245	-
bUpstart Network, Inc., L2052838, 16.45%, 11/16/24	1,467	1,459	-
bUpstart Network, Inc., L2053269, 18.64%, 11/16/24	1,957	1,945	-
bUpstart Network, Inc., L2053478, 24.22%, 11/16/26	2,577	2,563	-
bUpstart Network, Inc., L2053787, 10.61%, 11/16/26	4,936	4,920	-
bUpstart Network, Inc., L2053900, 23.81%, 11/16/26	991	986	-
bUpstart Network, Inc., L2054559, 14.24%, 11/16/26	8,895	8,868	-
bUpstart Network, Inc., L2054750, 10.22%, 11/16/24	4,872	4,858	-
bUpstart Network, Inc., L2054937, 25.38%, 11/16/26	2,974	2,958	-
bUpstart Network, Inc., L2055116, 13.82%, 11/16/26	9,882	9,852	-
bUpstart Network, Inc., L2055155, 20.16%, 11/16/24	4,897	4,860	-
bUpstart Network, Inc., L2055269, 19.56%, 11/16/26	22,519	22,378	-
bUpstart Network, Inc., L2055275, 19%, 11/16/26	14,845	14,773	-
bUpstart Network, Inc., L2055412, 14.29%, 11/16/26	2,965	2,956	-
bUpstart Network, Inc., L2055423, 8.44%, 11/16/24	5,267	5,252	-
bUpstart Network, Inc., L2055652, 25.25%, 11/16/26	1,189	1,183	-
bUpstart Network, Inc., L2055669, 25.48%, 11/16/26	2,463	2,448	-
bUpstart Network, Inc., L2055689, 25.98%, 11/16/26	1,086	1,081	-
bUpstart Network, Inc., L2055803, 24.96%, 11/16/26	1,498	1,493	-
bUpstart Network, Inc., L2055855, 25.11%, 11/16/26	1,982	1,972	-
bUpstart Network, Inc., L2055857, 12.9%, 11/16/26	11,854	11,819	-
bUpstart Network, Inc., L2056184, 17.11%, 11/16/26	11,568	11,531	-
bUpstart Network, Inc., L2056364, 25.24%, 11/16/26	1,388	1,380	-
bUpstart Network, Inc., L2056373, 17.2%, 11/16/26	8,903	8,859	-
bUpstart Network, Inc., L2056403, 18.49%, 11/16/26	2,361	2,355	-
bUpstart Network, Inc., L2056440, 25.49%, 11/16/26	31,920	31,732	-
bUpstart Network, Inc., L2056491, 7.95%, 11/16/24	1,461	1,457	-
bUpstart Network, Inc., L2056569, 22.59%, 11/16/26	13,520	13,436	-
bUpstart Network, Inc., L2056878, 9.83%, 11/16/26	4,827	4,817	-
bUpstart Network, Inc., L2057046, 15.77%, 11/16/24	2,933	2,917	-
bUpstart Network, Inc., L2057058, 17.23%, 11/16/26	7,419	7,382	-
bUpstart Network, Inc., L2057081, 23.41%, 11/16/24	2,255	2,238	-
bUpstart Network, Inc., L2057137, 15.78%, 11/16/24	3,912	3,889	-
bUpstart Network, Inc., L2057159, 22.2%, 11/16/24	9,800	9,727	-
bUpstart Network, Inc., L2057218, 19.51%, 11/16/26	22,964	22,901	-
bUpstart Network, Inc., L2057372, 23.63%, 11/16/26	6,837	6,800	-
bUpstart Network, Inc., L2057377, 13.89%, 11/16/24	1,955	1,948	-
bUpstart Network, Inc., L2057382, 22.46%, 11/16/26	2,774	2,757	-
bUpstart Network, Inc., L2057604, 24.15%, 11/16/26	6,993	6,968	-
bUpstart Network, Inc., L2228456, 22.2%, 12/13/24	5,500	5,470	-
bUpstart Network, Inc., L2230478, 21.97%, 12/13/26	7,500	7,472	-
bUpstart Network, Inc., L2232043, 23.76%, 12/13/26	5,500	5,532	-
bUpstart Network, Inc., L2233875, 22.25%, 12/13/26	27,000	26,871	-
bUpstart Network, Inc., L2233888, 7.98%, 12/13/24	6,000	6,013	-
bUpstart Network, Inc., L2234521, 21.55%, 12/13/26	9,000	9,052	-
bUpstart Network, Inc., L2238725, 21.75%, 12/13/26	5,000	4,981	-
bUpstart Network, Inc., L2239758, 14.15%, 12/13/26	11,500	11,481	-
bUpstart Network, Inc., L2239771, 15.55%, 12/13/26	27,000	27,109	-
bUpstart Network, Inc., L2239830, 11.79%, 12/13/26	10,600	10,628	-
bUpstart Network, Inc., L2240058, 26.7%, 12/13/26	8,200	8,163	-
bUpstart Network, Inc., L2241045, 17.22%, 12/13/26	8,500	8,535	-
bUpstart Network, Inc., L2241096, 22.49%, 12/13/26	6,506	9,953	-
bUpstart Network, Inc., L2241420, 25.73%, 12/13/26	5,400	5,375	-
bUpstart Network, Inc., L2241503, 24.24%, 12/13/26	3,000	2,986	-
bUpstart Network, Inc., L2241531, 11.26%, 12/13/24	7,000	7,023	-
bUpstart Network, Inc., L2241600, 24.51%, 12/13/26	3,500	3,487	-
bUpstart Network, Inc., L2241610, 15.37%, 12/13/26	7,500	7,530	-
bUpstart Network, Inc., L2241640, 22.44%, 12/13/26	3,000	2,986	-
bUpstart Network, Inc., L2241647, 25.19%, 12/13/26	1,700	1,692	-
bUpstart Network, Inc., L2241657, 24.98%, 12/13/26	4,000	4,024	-
bUpstart Network, Inc., L2241739, 23.45%, 12/13/24	1,500	1,492	-
bUpstart Network, Inc., L2241741, 14.61%, 12/13/24	4,300	4,320	-
bUpstart Network, Inc., L2241756, 12.69%, 12/13/26	5,500	5,515	-
bUpstart Network, Inc., L2241803, 9.3%, 12/13/24	20,000	20,047	-
bUpstart Network, Inc., L2241809, 25.24%, 12/13/26	6,992	6,960	-
bUpstart Network, Inc., L2241823, 20.32%, 12/13/26	4,200	4,188	-
bUpstart Network, Inc., L2241825, 13.8%, 12/13/26	30,000	30,084	-
bUpstart Network, Inc., L2241856, 13.04%, 12/13/26	15,000	14,974	-
bUpstart Network, Inc., L2241857, 11.98%, 12/13/26	12,000	12,032	-
bUpstart Network, Inc., L2241897, 17.92%, 12/13/26	4,500	4,486	-
bUpstart Network, Inc., L2241910, 20.19%, 12/13/26	20,000	19,923	-
bUpstart Network, Inc., L2241947, 25.52%, 12/13/26	1,400	1,395	-
bUpstart Network, Inc., L2241949, 22.97%, 12/13/26	5,000	4,976	-
bUpstart Network, Inc., L2241958, 24.65%, 12/13/26	1,000	1,006	-

bUpstart Network, Inc., L2241963, 18.55%, 12/13/24	3,300	3,316	-
bUpstart Network, Inc., L2241965, 20.43%, 12/13/24	2,000	1,992	-
bUpstart Network, Inc., L2241971, 20.32%, 12/13/26	3,000	2,991	-
bUpstart Network, Inc., L2241989, 17.5%, 12/13/26	2,600	2,611	-
bUpstart Network, Inc., L2241994, 25.4%, 12/13/26	1,800	1,810	-
bUpstart Network, Inc., L2242027, 25.21%, 12/13/24	7,700	7,659	-
bUpstart Network, Inc., L2242043, 6.01%, 12/13/24	1,000	999	-
bUpstart Network, Inc., L2242066, 17.12%, 12/13/26	10,000	10,048	-
bUpstart Network, Inc., L2242098, 12.31%, 12/13/26	7,000	7,019	-
bUpstart Network, Inc., L2242119, 18.59%, 12/13/26	4,500	4,487	-
bUpstart Network, Inc., L2242159, 16.13%, 12/13/24	1,500	1,507	-
bUpstart Network, Inc., L2242162, 25.7%, 12/13/26	1,700	1,710	-
bUpstart Network, Inc., L2242191, 25.04%, 12/13/26	1,000	1,006	-
bUpstart Network, Inc., L2242200, 24.08%, 12/13/26	5,800	5,834	-
bUpstart Network, Inc., L2242202, 14.09%, 12/13/26	16,600	16,573	-
bUpstart Network, Inc., L2242212, 19.99%, 12/13/26	3,422	3,403	-
bUpstart Network, Inc., L2242235, 6.04%, 12/13/24	3,500	3,505	-
bUpstart Network, Inc., L2242250, 22.23%, 12/13/24	3,400	3,421	-
bUpstart Network, Inc., L2242252, 14.05%, 12/13/26	10,000	10,028	-
bUpstart Network, Inc., L2242254, 7.13%, 12/13/26	10,000	10,016	-
bUpstart Network, Inc., L2242317, 18.48%, 12/13/24	6,000	6,030	-
bUpstart Network, Inc., L2242322, 25.22%, 12/13/26	1,000	1,006	-
bUpstart Network, Inc., L2242354, 13.2%, 12/13/24	3,000	3,008	-
bUpstart Network, Inc., L2242361, 9.11%, 12/13/26	25,000	25,044	-
bUpstart Network, Inc., L2242383, 25.22%, 12/13/26	9,000	8,968	-
bUpstart Network, Inc., L2242418, 25.33%, 12/13/26	10,000	10,060	-
bUpstart Network, Inc., L2242430, 18.29%, 12/13/26	18,000	18,088	-
bUpstart Network, Inc., L2242447, 16.94%, 12/13/26	5,500	5,526	-
bUpstart Network, Inc., L2242450, 20.97%, 12/13/26	6,200	6,236	-
bUpstart Network, Inc., L2242451, 10.48%, 12/13/24	1,000	1,002	-
bUpstart Network, Inc., L2242471, 15.28%, 12/13/24	1,000	1,005	-
bUpstart Network, Inc., L2242478, 25.01%, 12/13/26	2,200	2,190	-
bUpstart Network, Inc., L2242486, 13.76%, 12/13/26	3,800	3,794	-
bUpstart Network, Inc., L2242489, 22.19%, 12/13/26	21,700	21,596	-
bUpstart Network, Inc., L2242547, 18.45%, 12/13/26	5,000	4,985	-
bUpstart Network, Inc., L2242559, 19.89%, 12/13/26	16,800	16,853	-
bUpstart Network, Inc., L2242575, 18.06%, 12/13/26	7,500	7,531	-
bUpstart Network, Inc., L2242587, 22.84%, 12/13/26	6,800	6,768	-
bUpstart Network, Inc., L2242595, 11.8%, 12/13/24	2,500	2,496	-
bUpstart Network, Inc., L2242638, 19.38%, 12/13/26	10,900	10,857	-
bUpstart Network, Inc., L2242651, 11.78%, 12/13/26	15,000	14,973	-
bUpstart Network, Inc., L2242668, 12.46%, 12/13/26	22,000	21,962	-
bUpstart Network, Inc., L2242679, 16.66%, 12/13/24	4,000	4,019	-
bUpstart Network, Inc., L2242685, 9%, 12/13/26	15,000	14,986	-
bUpstart Network, Inc., L2242692, 25.15%, 12/13/24	15,000	14,921	-
bUpstart Network, Inc., L2242742, 23.45%, 12/13/26	2,000	1,993	-
bUpstart Network, Inc., L2242784, 25.23%, 12/13/26	5,800	5,835	-
bUpstart Network, Inc., L2242791, 17.38%, 12/13/26	15,000	15,072	-
	2,323,564	2,305,116

bProsper Funding LLC, 1605953, 14.7%, 08/17/26	23,844	23,254	-
bProsper Funding LLC, 1605959, 18.73%, 08/17/26	19,170	18,696	-
bProsper Funding LLC, 1605968, 14.29%, 08/17/26	7,150	6,973	-
bProsper Funding LLC, 1606280, 14.7%, 08/17/24	1,819	1,765	-
bProsper Funding LLC, 1608710, 15.5%, 08/23/26	5,728	5,599	-
bProsper Funding LLC, 1610432, 14.03%, 08/25/26	6,194	6,107	-
bProsper Funding LLC, 1611508, 15.4%, 08/20/24	4,552	4,446	-
bProsper Funding LLC, 1611667, 12.6%, 08/20/26	6,183	6,088	-
bProsper Funding LLC, 1612567, 24.6%, 08/23/24	1,843	1,790	-
bProsper Funding LLC, 1613827, 12.5%, 08/25/26	5,524	5,428	-
bProsper Funding LLC, 1618044, 15.1%, 08/19/26	13,360	13,038	-
bProsper Funding LLC, 1620345, 13.2%, 08/24/26	10,947	10,790	-
bProsper Funding LLC, 1620408, 12.5%, 08/24/24	31,728	31,253	-
bProsper Funding LLC, 1620426, 20%, 08/24/26	20,158	19,569	-
bProsper Funding LLC, 1622637, 12.7%, 08/27/26	6,659	6,568	-
bProsper Funding LLC, 1622940, 13.7%, 08/30/26	11,430	11,559	-
bProsper Funding LLC, 1623671, 25.71%, 09/21/24	9,425	9,141	-
bProsper Funding LLC, 1624202, 11.79%, 09/21/26	18,290	18,008	-
bProsper Funding LLC, 1625048, 16.18%, 09/22/26	27,646	27,004	-
bProsper Funding LLC, 1627811, 13.05%, 09/28/24	18,613	18,340	-
bProsper Funding LLC, 1627820, 12.15%, 09/28/24	4,649	4,580	-
bProsper Funding LLC, 1628458, 18.5%, 09/22/24	4,680	4,552	-
bProsper Funding LLC, 1628909, 17.96%, 09/29/24	7,016	7,035	-
bProsper Funding LLC, 1629401, 13.5%, 09/30/24	5,587	5,711	-
bProsper Funding LLC, 1631458, 14.19%, 09/28/24	3,261	3,249	-
bProsper Funding LLC, 1632445, 15.18%, 09/29/26	14,390	14,366	-
bProsper Funding LLC, 1636455, 16%, 09/24/24	9,335	9,128	-
bProsper Funding LLC, 1638201, 13.3%, 09/28/24	9,309	9,172	-
bProsper Funding LLC, 1638657, 16.1%, 09/28/24	1,867	1,829	-
bProsper Funding LLC, 1639785, 13.1%, 09/30/24	9,307	9,512	-
bProsper Funding LLC, 1644821, 16.18%, 10/26/26	13,693	13,573	-
bProsper Funding LLC, 1644830, 10.5%, 10/26/26	11,693	11,574	-
bProsper Funding LLC, 1644836, 18.5%, 10/26/26	6,366	6,289	-
bProsper Funding LLC, 1645184, 16.9%, 10/27/26	1,964	1,962	-
bProsper Funding LLC, 1645598, 16.2%, 10/27/24	9,085	8,986	-
bProsper Funding LLC, 1645601, 26.13%, 10/27/26	4,917	4,859	-
bProsper Funding LLC, 1645643, 18.5%, 10/27/26	10,774	10,648	-
bProsper Funding LLC, 1646399, 10.5%, 10/28/26	10,719	10,614	-
bProsper Funding LLC, 1646444, 13%, 10/29/24	803	809	-
bProsper Funding LLC, 1646459, 11.89%, 10/29/26	9,754	9,785	-
bProsper Funding LLC, 1646507, 16%, 10/29/26	15,647	15,706	-
bProsper Funding LLC, 1647191, 16.32%, 10/29/26	11,836	11,879	-
bProsper Funding LLC, 1647438, 19.71%, 10/13/24	19,172	18,667	-
bProsper Funding LLC, 1648285, 12.62%, 10/26/26	7,807	7,765	-
bProsper Funding LLC, 1648558, 14.63%, 10/27/24	14,328	14,106	-
bProsper Funding LLC, 1648942, 11.89%, 10/27/26	6,340	6,277	-
bProsper Funding LLC, 1650962, 13.81%, 11/05/24	9,773	9,660	-
bProsper Funding LLC, 1650965, 18.41%, 11/05/24	9,698	9,532	-
bProsper Funding LLC, 1651234, 13.7%, 11/01/24	3,894	3,821	-
bProsper Funding LLC, 1651610, 10.8%, 11/08/26	10,366	10,265	-
bProsper Funding LLC, 1652036, 10.4%, 11/08/26	14,807	14,662	-
bProsper Funding LLC, 1653314, 13.2%, 11/09/24	2,931	2,900	-
bProsper Funding LLC, 1653386, 24.93%, 11/09/26	8,425	8,232	-
bProsper Funding LLC, 1654273, 11.4%, 11/05/26	14,811	14,657	-
bProsper Funding LLC, 1654279, 12.4%, 11/05/24	8,791	8,689	-
bProsper Funding LLC, 1654288, 15.29%, 11/05/26	9,795	9,636	-
bProsper Funding LLC, 1654507, 18.6%, 11/05/26	11,669	11,400	-
bProsper Funding LLC, 1655937, 12%, 10/28/26	19,509	19,212	-
bProsper Funding LLC, 1656696, 11.7%, 10/29/24	12,391	12,569	-
bProsper Funding LLC, 1657122, 10.8%, 10/29/24	6,668	6,765	-
bProsper Funding LLC, 1657248, 10.5%, 10/29/26	24,361	24,449	-
bProsper Funding LLC, 1660294, 15.2%, 11/15/26	11,858	11,686	-
bProsper Funding LLC, 1660821, 12.5%, 11/05/26	14,817	14,662	-
bProsper Funding LLC, 1660953, 14.09%, 11/05/24	14,660	14,408	-
bProsper Funding LLC, 1660956, 18.25%, 11/05/26	6,926	6,768	-
bProsper Funding LLC, 1660959, 14%, 11/05/24	1,893	1,942	-
bProsper Funding LLC, 1661067, 12.3%, 11/05/26	9,877	9,774	-
bProsper Funding LLC, 1661070, 13.36%, 11/05/24	3,908	3,863	-
bProsper Funding LLC, 1661382, 16.7%, 11/05/26	4,945	4,832	-
bProsper Funding LLC, 1664083, 11.6%, 11/17/26	7,900	7,839	-
bProsper Funding LLC, 1664763, 13.8%, 11/08/26	5,929	5,839	-
bProsper Funding LLC, 1666497, 13.8%, 11/09/26	14,823	14,602	-
bProsper Funding LLC, 1666848, 10.8%, 11/10/24	11,300	11,192	-
bProsper Funding LLC, 1666914, 11.89%, 11/10/26	9,876	9,784	-
bProsper Funding LLC, 1673687, 25.6%, 12/16/26	10,000	9,917	-
bProsper Funding LLC, 1673693, 12.5%, 12/16/26	16,500	16,452	-
bProsper Funding LLC, 1673696, 24.3%, 12/16/24	7,000	6,940	-
bProsper Funding LLC, 1674092, 16.2%, 12/16/24	7,500	7,446	-
bProsper Funding LLC, 1674281, 21%, 12/17/26	3,000	2,977	-
bProsper Funding LLC, 1674302, 18.33%, 12/17/26	23,000	22,854	-
bProsper Funding LLC, 1675325, 14%, 12/20/26	20,000	19,936	-
bProsper Funding LLC, 1677551, 18.09%, 12/22/24	2,000	1,992	-
bProsper Funding LLC, 1679833, 17.54%, 12/16/24	8,000	7,943	-
bProsper Funding LLC, 1679839, 12.76%, 12/16/24	5,000	4,984	-
bProsper Funding LLC, 1679851, 10.9%, 12/16/26	18,000	17,947	-
bProsper Funding LLC, 1680232, 15.5%, 12/16/24	20,000	19,899	-
bProsper Funding LLC, 1681375, 16.02%, 12/20/24	2,000	1,990	-
bProsper Funding LLC, 1686723, 18.4%, 12/16/24	2,000	1,986	-
bProsper Funding LLC, 1686732, 12.62%, 12/16/26	5,000	4,986	-

bProsper Funding LLC, 1686756, 20.08%, 12/16/26	7,500	7,449	-
bProsper Funding LLC, 1686771, 12%, 12/16/24	6,500	6,478	-
bProsper Funding LLC, 1687101, 17.28%, 12/16/24	25,000	24,821	-
bProsper Funding LLC, 1688400, 15.4%, 12/20/24	2,000	1,993	-
bProsper Funding LLC, 1689429, 11.7%, 12/21/24	3,000	2,994	-
bProsper Funding LLC, 1690251, 13.66%, 12/22/24	9,000	8,984	-
	963,163	952,657

bFreedom Financial Asset Management LLC, 10145326, 17.49%, 08/12/26	5,065	5,044	-
bFreedom Financial Asset Management LLC, 10551290, 5.99%, 10/22/23	7,228	7,345	-
bFreedom Financial Asset Management LLC, 10855951, 14.49%, 10/17/26	7,256	7,369	-
bFreedom Financial Asset Management LLC, 10866610, 18.99%, 10/18/26	7,299	7,372	-
bFreedom Financial Asset Management LLC, 10803494, 22.49%, 11/20/26	7,372	7,449	-
bFreedom Financial Asset Management LLC, 11113415, 26.49%, 12/18/25	7,479	7,605	-
bFreedom Financial Asset Management LLC, 11694275, 17.99%, 02/07/27	7,515	7,689	-
bFreedom Financial Asset Management LLC, 10692679, 17.99%, 10/08/26	7,865	7,939	-
bFreedom Financial Asset Management LLC, 11122940, 22.49%, 12/20/26	8,087	8,130	-
bFreedom Financial Asset Management LLC, 10551484, 16.99%, 10/23/23	8,110	8,228	-
bFreedom Financial Asset Management LLC, 10084293, 5.99%, 09/17/23	9,040	9,174	-
bFreedom Financial Asset Management LLC, 10561209, 5.99%, 09/16/23	9,261	9,400	-
bFreedom Financial Asset Management LLC, 11693689, 5.99%, 12/15/23	9,278	9,439	-
bFreedom Financial Asset Management LLC, 10531559, 25.49%, 10/19/24	9,408	9,412	-
bFreedom Financial Asset Management LLC, 10573174, 5.99%, 11/04/23	9,418	9,571	-
bFreedom Financial Asset Management LLC, 11021613, 5.99%, 11/01/23	9,600	9,750	-
bFreedom Financial Asset Management LLC, 10842987, 5.99%, 11/29/23	9,713	9,891	-
bFreedom Financial Asset Management LLC, 10142715, 25.49%, 09/24/26	9,745	9,846	-
bFreedom Financial Asset Management LLC, 10801091, 17.49%, 11/28/25	9,757	9,962	-
bFreedom Financial Asset Management LLC, 10793460, 25.49%, 10/11/26	9,782	9,771	-
bFreedom Financial Asset Management LLC, 10844146, 23.99%, 10/18/24	9,811	9,930	12
bFreedom Financial Asset Management LLC, 10551180, 5.99%, 11/04/23	9,854	10,008	-
bFreedom Financial Asset Management LLC, 11084655, 22.49%, 11/03/26	9,894	9,923	-
bFreedom Financial Asset Management LLC, 10114471, 13.99%, 08/12/24	9,996	10,139	-
bFreedom Financial Asset Management LLC, 11021830, 5.99%, 11/01/23	10,056	10,202	-
bFreedom Financial Asset Management LLC, 11008033, 5.99%, 12/20/23	11,364	11,582	-
bFreedom Financial Asset Management LLC, 11765697, 16.99%, 12/24/24	11,400	11,592	-
bFreedom Financial Asset Management LLC, 10141296, 18.99%, 08/11/24	11,807	11,779	-
bFreedom Financial Asset Management LLC, 10829129, 19.99%, 11/01/26	11,853	11,877	-
bFreedom Financial Asset Management LLC, 10849232, 20.99%, 11/28/26	11,937	12,113	-
bFreedom Financial Asset Management LLC, 11746986, 18.99%, 12/19/24	12,000	12,352	-
bFreedom Financial Asset Management LLC, 11765263, 19.49%, 12/24/25	12,000	12,196	-
bFreedom Financial Asset Management LLC, 10091178, 16.99%, 08/03/24	12,078	12,014	-
bFreedom Financial Asset Management LLC, 10835087, 11.74%, 10/15/26	12,179	12,357	-
bFreedom Financial Asset Management LLC, 10840320, 10.49%, 11/29/24	12,382	12,628	-
bFreedom Financial Asset Management LLC, 10760305, 13.74%, 10/13/26	12,613	12,783	-
bFreedom Financial Asset Management LLC, 10746159, 10.99%, 10/12/25	13,276	13,476	-
bFreedom Financial Asset Management LLC, 11082813, 15.49%, 12/06/26	13,411	13,577	-
bFreedom Financial Asset Management LLC, 10559881, 19.49%, 10/22/24	14,061	14,164	-
bFreedom Financial Asset Management LLC, 11764848, 16.49%, 02/05/27	14,259	14,573	-
bFreedom Financial Asset Management LLC, 11007932, 17.99%, 12/18/26	14,414	14,655	-
bFreedom Financial Asset Management LLC, 10571729, 19.99%, 11/03/26	14,500	4,691	57
bFreedom Financial Asset Management LLC, 11103382, 12.74%, 11/02/24	14,638	14,842	-
bFreedom Financial Asset Management LLC, 10144000, 19.99%, 09/12/26	15,221	15,263	-
bFreedom Financial Asset Management LLC, 10670518, 10.49%, 11/27/24	15,386	15,682	-
bFreedom Financial Asset Management LLC, 11657858, 17.49%, 12/16/25	15,800	16,002	-
bFreedom Financial Asset Management LLC, 11115814, 10.99%, 12/20/25	15,803	16,142	-
bFreedom Financial Asset Management LLC, 11733551, 9.74%, 12/20/24	15,892	16,219	-
bFreedom Financial Asset Management LLC, 11115677, 19.99%, 12/20/26	15,956	16,252	-
bFreedom Financial Asset Management LLC, 10147734, 19.99%, 08/12/23	16,000	1,585	109
bFreedom Financial Asset Management LLC, 10111075, 11.99%, 09/25/26	16,079	16,383	-
bFreedom Financial Asset Management LLC, 10561392, 16.49%, 10/28/24	16,215	16,462	-
bFreedom Financial Asset Management LLC, 11765858, 19.49%, 02/06/25	16,500	16,874	-
bFreedom Financial Asset Management LLC, 11106190, 12.74%, 12/20/24	16,929	17,266	-
bFreedom Financial Asset Management LLC, 11695285, 9.74%, 02/07/25	17,100	17,532	-
bFreedom Financial Asset Management LLC, 10762535, 16.99%, 12/01/26	17,818	18,141	-
bFreedom Financial Asset Management LLC, 10481966, 19.99%, 11/30/26	17,911	18,226	-
bFreedom Financial Asset Management LLC, 10830772, 19.49%, 10/29/25	18,397	18,661	-
bFreedom Financial Asset Management LLC, 11756687, 19.49%, 02/06/27	18,399	18,816	-
bFreedom Financial Asset Management LLC, 11693771, 9.74%, 02/06/25	18,506	18,969	-
bFreedom Financial Asset Management LLC, 10129305, 15.49%, 09/15/25	18,662	18,935	-
bFreedom Financial Asset Management LLC, 10565939, 17.99%, 11/03/24	19,269	19,249	-
bFreedom Financial Asset Management LLC, 10857421, 16.49%, 10/17/25	19,394	19,598	-
bFreedom Financial Asset Management LLC, 11757515, 17.49%, 12/24/26	19,602	19,930	-
bFreedom Financial Asset Management LLC, 10830131, 15.49%, 11/30/26	19,656	20,007	-
bFreedom Financial Asset Management LLC, 10854367, 20.49%, 10/17/26	19,970	20,243	13
bFreedom Financial Asset Management LLC, 11749109, 17.49%, 02/06/27	20,000	20,449	-
bFreedom Financial Asset Management LLC, 10540954, 18.99%, 10/21/26	20,496	20,655	-
bFreedom Financial Asset Management LLC, 11104671, 16.49%, 12/17/24	20,705	21,049	-
bFreedom Financial Asset Management LLC, 10745738, 10.49%, 10/15/24	21,774	22,107	-
bFreedom Financial Asset Management LLC, 10568950, 12.24%, 09/20/26	22,149	22,475	-
bFreedom Financial Asset Management LLC, 10054712, 14.99%, 08/06/26	22,838	23,047	-
bFreedom Financial Asset Management LLC, 10084167, 16.49%, 08/05/24	23,513	23,553	-
bFreedom Financial Asset Management LLC, 10140689, 20.49%, 09/25/26	24,057	24,305	-
bFreedom Financial Asset Management LLC, 11112132, 23.99%, 12/19/24	24,245	24,590	-
bFreedom Financial Asset Management LLC, 10845076, 11.99%, 11/25/26	24,444	24,913	-
bFreedom Financial Asset Management LLC, 11720742, 18.99%, 12/21/26	25,000	25,645	-
bFreedom Financial Asset Management LLC, 11766036, 23.74%, 12/18/24	25,000	25,287	-
bFreedom Financial Asset Management LLC, 11751433, 23.74%, 12/24/24	25,300	26,198	-
bFreedom Financial Asset Management LLC, 10882091, 10.99%, 12/10/25	25,910	26,387	-
bFreedom Financial Asset Management LLC, 10940745, 10.49%, 12/20/24	26,094	26,634	-
bFreedom Financial Asset Management LLC, 10847014, 11.99%, 10/05/26	26,220	26,533	-
bFreedom Financial Asset Management LLC, 11763348, 10.24%, 12/20/24	27,000	27,572	-
bFreedom Financial Asset Management LLC, 10143388, 10.99%, 08/12/25	27,974	28,405	-
bFreedom Financial Asset Management LLC, 10567981, 9.99%, 10/30/26	28,406	28,964	-
bFreedom Financial Asset Management LLC, 10352836, 10.99%, 09/21/24	31,432	31,922	-
bFreedom Financial Asset Management LLC, 10762332, 12.49%, 11/29/26	33,831	34,529	-
bFreedom Financial Asset Management LLC, 11049788, 14.74%, 11/01/26	35,982	36,466	-
bFreedom Financial Asset Management LLC, 11046646, 20.99%, 12/06/26	37,650	38,040	-
bFreedom Financial Asset Management LLC, 10129666, 18.49%, 09/25/26	38,604	39,106	-
bFreedom Financial Asset Management LLC, 10822586, 18.49%, 10/05/26	38,910	39,041	-
bFreedom Financial Asset Management LLC, 09979067, 12.74%, 11/03/26	38,912	39,569	-
bFreedom Financial Asset Management LLC, 11124654, 19.49%, 12/18/26	40,000	40,726	12
bFreedom Financial Asset Management LLC, 11752447, 9.99%, 02/05/26	40,000	40,851	-
bFreedom Financial Asset Management LLC, 11605924, 11.74%, 12/20/26	46,434	47,206	-
bFreedom Financial Asset Management LLC, 10141797, 16.99%, 09/15/26	47,898	48,263	-
bFreedom Financial Asset Management LLC, 08813385, 15.49%, 09/17/26	48,215	48,852	-
bFreedom Financial Asset Management LLC, 11442537, 5.99%, 12/17/23	7,740	7,895	-
bFreedom Financial Asset Management LLC, 11744311, 13.74%, 12/23/24	35,000	35,700	-
bFreedom Financial Asset Management LLC, 11764235, 11.74%, 12/29/26	50,000	51,000	-
bFreedom Financial Asset Management LLC, 11795510, 12.49%, 02/11/26	18,950	19,329	-
bFreedom Financial Asset Management LLC, 11798383, 19.99%, 02/01/25	10,338	10,544	-
bFreedom Financial Asset Management LLC, 11798689, 16.99%, 02/12/27	19,700	20,094	-
bFreedom Financial Asset Management LLC, 11801122, 16.49%, 02/10/27	20,000	20,400	-
bFreedom Financial Asset Management LLC, 11803939, 10.99%, 02/10/27	35,000	35,700	-
bFreedom Financial Asset Management LLC, 11804417, 18.49%, 02/12/26	9,243	9,428	-
bFreedom Financial Asset Management LLC, 11806622, 18.99%, 02/11/27	10,000	10,200	-
bFreedom Financial Asset Management LLC, 11813151, 20.99%, 12/30/26	12,630	12,883	-
bFreedom Financial Asset Management LLC, 11814690, 5.99%, 02/03/24	10,000	10,200	-
bFreedom Financial Asset Management LLC, 11817363, 25.49%, 02/11/25	10,000	10,200	-
bFreedom Financial Asset Management LLC, 11818700, 17.74%, 02/08/25	21,000	21,420	-
bFreedom Financial Asset Management LLC, 11819292, 18.99%, 02/12/26	12,999	13,259	-
bFreedom Financial Asset Management LLC, 11819470, 15.74%, 02/12/25	22,000	22,440	-
bFreedom Financial Asset Management LLC, 11822354, 9.49%, 12/18/24	21,873	22,310	-
bFreedom Financial Asset Management LLC, 11822469, 22.49%, 12/30/26	11,000	11,220	-
bFreedom Financial Asset Management LLC, 11823715, 14.99%, 02/05/26	20,000	20,400	-
	2,144,992	2,154,237

bLendingClub Corp. - LCX, 165759291, 15.24%, 01/28/23	626	615	-
bLendingClub Corp. - LCX, 166957411, 15.24%, 02/19/23	638	581	-
bLendingClub Corp. - LCX, 161719240, 13.08%, 11/12/22	690	684	-
bLendingClub Corp. - LCX, 165475303, 8.19%, 01/24/23	2,065	2,032	-
bLendingClub Corp. - LCX, 165690410, 15.24%, 01/28/23	2,072	2,014	-
bLendingClub Corp. - LCX, 166302044, 23.05%, 02/10/23	2,147	2,083	-
bLendingClub Corp. - LCX, 166043155, 14.3%, 02/03/23	2,157	2,077	-
bLendingClub Corp. - LCX, 159222008, 14.3%, 09/26/22	2,330	2,330	-
bLendingClub Corp. - LCX, 167225770, 25.65%, 02/28/23	2,404	2,340	-
bLendingClub Corp. - LCX, 166662631, 20.55%, 02/21/23	2,775	2,703	-
bLendingClub Corp. - LCX, 165951879, 16.12%, 02/03/23	2,936	2,864	-
bLendingClub Corp. - LCX, 166308005, 20.55%, 02/10/23	3,375	3,226	-
bLendingClub Corp. - LCX, 161884359, 16.12%, 11/14/22	3,673	3,609	-
bLendingClub Corp. - LCX, 159930422, 16.12%, 11/14/22	3,724	3,647	-
bLendingClub Corp. - LCX, 168221172, 8.81%, 03/12/23	3,820	3,624	-
bLendingClub Corp. - LCX, 162701954, 10.33%, 12/03/22	4,460	4,291	-
bLendingClub Corp. - LCX, 165696133, 17.74%, 01/28/23	4,572	4,381	-
bLendingClub Corp. - LCX, 162579504, 12.4%, 12/02/22	4,819	797	58
bLendingClub Corp. - LCX, 165983963, 16.95%, 02/03/23	4,858	4,663	-
bLendingClub Corp. - LCX, 168570207, 14.3%, 04/14/23	4,917	4,473	-
bLendingClub Corp. - LCX, 167431383, 13.08%, 02/27/25	5,537	4,951	-
bLendingClub Corp. - LCX, 165581669, 7.56%, 01/27/23	5,706	5,444	-
bLendingClub Corp. - LCX, 166294895, 20.55%, 02/10/23	5,808	5,622	-
bLendingClub Corp. - LCX, 167701933, 10.33%, 03/03/23	5,907	5,686	-
bLendingClub Corp. - LCX, 165206225, 11.02%, 02/03/25	6,003	5,747	-
bLendingClub Corp. - LCX, 165393871, 11.02%, 01/24/23	6,393	6,218	-
bLendingClub Corp. - LCX, 165960294, 25.65%, 02/03/23	6,583	6,367	-
bLendingClub Corp. - LCX, 167106425, 18.62%, 02/28/25	6,684	6,247	-
bLendingClub Corp. - LCX, 166186603, 8.81%, 02/07/23	6,875	6,688	-
bLendingClub Corp. - LCX, 165954960, 16.12%, 02/03/23	7,255	7,049	-
bLendingClub Corp. - LCX, 166918483, 15.24%, 02/18/23	7,457	6,839	-
bLendingClub Corp. - LCX, 167497337, 10.33%, 03/03/23	7,795	7,505	-
bLendingClub Corp. - LCX, 166049294, 14.3%, 02/03/25	8,322	7,821	-
bLendingClub Corp. - LCX, 167087907, 18.62%, 02/28/23	8,735	8,352	-
bLendingClub Corp. - LCX, 165662049, 18.62%, 01/28/23	8,952	8,762	-
bLendingClub Corp. - LCX, 163949124, 15.24%, 12/27/24	8,975	7,885	-
bLendingClub Corp. - LCX, 165954765, 20.55%, 02/03/25	9,490	9,005	-
bLendingClub Corp. - LCX, 167028247, 17.74%, 02/28/23	10,558	680	91
bLendingClub Corp. - LCX, 166979816, 15.24%, 02/24/25	10,976	10,275	-
bLendingClub Corp. - LCX, 166275848, 14.3%, 02/07/23	13,205	12,750	-
bLendingClub Corp. - LCX, 166998785, 20.55%, 02/28/25	13,394	12,512	-
bLendingClub Corp. - LCX, 165633933, 11.02%, 01/28/25	13,595	12,835	-
bLendingClub Corp. - LCX, 158759739, 16.12%, 09/17/24	14,837	14,152	-
bLendingClub Corp. - LCX, 165816008, 13.08%, 01/31/23	15,241	14,769	-
bLendingClub Corp. - LCX, 161777786, 8.19%, 11/21/24	17,529	13,994	-
bLendingClub Corp. - LCX, 163168705, 17.74%, 12/13/22	17,607	16,912	-
bLendingClub Corp. - LCX, 165313131, 11.02%, 02/03/25	22,174	20,898	-
bLendingClub Corp. - LCX, 165199936, 18.62%, 02/03/25	23,772	21,893	-
bLendingClub Corp. - LCX, 164287317, 15.24%, 02/04/25	25,595	23,891	-
bLendingClub Corp. - LCX, 166405649, 0%, 02/11/23	-	408	-
	380,018	345,191
bLendingClub Corp. - LCX PM, 170194060, 10.81%, 10/08/23	6,122	4,437	8
bLendingClub Corp. - LCX PM, 170676409, 17.3%, 10/13/25	10,043	9,561	-
bLendingClub Corp. - LCX PM, 170715926, 16.08%, 10/13/25	12,486	12,107	-
bLendingClub Corp. - LCX PM, 171017381, 15.4%, 10/08/23	6,213	5,779	-
bLendingClub Corp. - LCX PM, 171023265, 17.3%, 10/08/23	3,800	3,597	-
bLendingClub Corp. - LCX PM, 171026131, 14.02%, 10/08/23	14,517	14,043	-
bLendingClub Corp. - LCX PM, 171077226, 10.19%, 10/13/23	1,609	1,513	-
bLendingClub Corp. - LCX PM, 171104281, 15.4%, 10/13/23	4,296	232	100
bLendingClub Corp. - LCX PM, 171176757, 18.24%, 10/13/25	8,494	8,122	-
bLendingClub Corp. - LCX PM, 172371391, 15.4%, 12/24/25	21,311	20,280	-
bLendingClub Corp. - LCX PM, 172927033, 10.81%, 12/24/23	5,615	5,442	-
bLendingClub Corp. - LCX PM, 173276655, 18.24%, 12/24/23	3,624	3,503	-
bLendingClub Corp. - LCX PM, 173602157, 16.99%, 02/03/24	6,167	6,036	-
bLendingClub Corp. - LCX PM, 174285582, 15.99%, 02/03/26	17,666	16,692	-
bLendingClub Corp. - LCX PM, 174324177, 14.99%, 02/03/24	3,827	3,757	-
bLendingClub Corp. - LCX PM, 174329530, 20.49%, 02/03/26	8,953	8,711	-
bLendingClub Corp. - LCX PM, 174350163, 18.44%, 02/03/26	11,661	11,394	-
	146,404	135,206

Total Marketplace Loans (Cost $5,997,498)	5,958,141	5,892,407

kLoan Participations and Assignments 0.4%
gRussian Railways Via RZD Capital plc, Senior Note, Reg S, 5.7%, 4/05/22	Russia	1,500,000	1,516,568
Total Loan Participations and Assignments (Cost $1,508,535)			1,516,568

Foreign Government and Agency Securities 12.7%
gAfrican Export-Import Bank (The), Senior Note, 144A, 3.994%, 9/21/29	Supranational l	2,000,000	2,069,032
gAngola Government Bond, Senior Note, 144A, 8.25%, 5/09/28	Angola	2,500,000	2,518,312
gBanque Centrale de Tunisie, Senior Note, Reg S, 5.625%, 2/17/24	Tunisia	2,300,000 EUR	2,084,811
gBanque Ouest Africaine de Developpement, Senior Note, 144A, 5%, 7/27/27	Supranational l	1,200,000	1,328,736
gBelarus Government Bond,
Senior Bond, 144A, 6.2%, 2/28/30	Belarus	1,200,000	956,280
Senior Note, 144A, 7.625%, 6/29/27	Belarus	1,200,000	1,108,488
Brazil Notas do Tesouro Nacional, Senior Bond, 3.875%, 6/12/30	Brazil	1,000,000	971,750
Colombia Government Bond,
Senior Bond, 3.875%, 4/25/27	Colombia	1,400,000	1,413,300
Senior Bond, 9.85%, 6/28/27	Colombia	5,315,000,000 COP	1,489,093
Senior Bond, 4.5%, 3/15/29	Colombia	500,000	513,035
Senior Bond, 5%, 6/15/45	Colombia	1,900,000	1,721,875
gComision Federal de Electricidad, Senior Bond, 144A, 3.348%, 2/09/31	Mexico	1,000,000	982,270
gDominican Republic Government Bond,
Senior Bond, 144A, 6.85%, 1/27/45	Dominican
	Republic	700,000	773,500
Senior Note, 144A, 8.9%, 2/15/23	Dominican
	Republic	81,500,000 DOP	1,469,592
Ecopetrol SA,
Senior Bond, 4.125%, 1/16/25	Colombia	400,000	407,030
Senior Bond, 4.625%, 11/02/31	Colombia	400,000	389,604
gEgypt Government Bond, Senior Bond, 144A, 7.625%, 5/29/32	Egypt	600,000	570,057
f,gElectricite de France SA, Junior Sub. Bond, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	2,425,000	2,518,508
gExport-Import Bank of India, Senior Note, 144A, 3.875%, 2/01/28	India	1,655,000	1,773,627
gGabon Government Bond, Senior Bond, 144A, 6.625%, 2/06/31	Gabon	1,600,000	1,558,120
gIndonesia Asahan Aluminium Persero PT, Senior Note, 144A, 5.45%, 5/15/30	Indonesia	1,400,000	1,598,268
Indonesia Government Bond,
g Senior Bond, 144A, 4.35%, 1/08/27	Indonesia	900,000	1,003,724
g Senior Bond, 144A, 4.625%, 4/15/43	Indonesia	300,000	353,616
g Senior Note, 144A, 3.85%, 7/18/27	Indonesia	1,200,000	1,315,944
FR64, 6.125%, 5/15/28	Indonesia	9,500,000,000 IDR	679,208
gIraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28	Iraq	1,625,000	1,559,285
gIsrael Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%, 8/14/28	Israel	1,000,000	1,100,650
gKazakhstan Government Bond, Senior Bond, 144A, 4.875%,
10/14/44	Kazakhstan	1,500,000	1,845,525
Mexico Government Bond,
Senior Bond, 4.75%, 4/27/32	Mexico	600,000	679,800
Senior Note, 3.75%, 1/11/28	Mexico	500,000	537,888

Peru Government Bond, Senior Bond, 6.55%, 3/14/37	Peru	800,000	1,093,444
Petroleos Mexicanos, Senior Bond, 6.625%, 6/15/35	Mexico	700,000	673,750
gRomania Government Bond, Senior Bond, 144A, 6.125%, 1/22/44	Romania	500,000	657,498
gRussia Government Bond, Senior Note, Reg S, 4.75%, 5/27/26	Russia	1,200,000	1,314,173
South Africa Government Bond,
Senior Bond, 4.85%, 9/30/29	South Africa	600,000	621,180
Senior Bond, 5.875%, 6/22/30	South Africa	700,000	781,918
Turkey Government Bond,
Senior Bond, 4.875%, 10/09/26	Turkey	800,000	727,069
Senior Bond, 5.95%, 1/15/31	Turkey	1,600,000	1,435,824
gUkraine Government Bond,
Senior Bond, 144A, 7.375%, 9/25/32	Ukraine	500,000	447,565
Senior Note, 144A, 7.75%, 9/01/22	Ukraine	200,000	198,702
Senior Note, 144A, 7.75%, 9/01/23	Ukraine	369,000	361,850
Senior Note, 144A, 7.75%, 9/01/24	Ukraine	369,000	358,985
m VRI, GDP Linked Security, Senior Bond, 144A, Reg S, 5/31/40	Ukraine	978,000	893,868
nUruguay Government Bond,
Index Linked, Senior Bond, 4.375%, 12/15/28	Uruguay	5,581,686 UYU	148,957
Index Linked, Senior Bond, 3.7%, 6/26/37	Uruguay	93,155,571 UYU	2,348,910
Total Foreign Government and Agency Securities (Cost $50,995,661)			49,354,621

U.S. Government and Agency Securities 3.8%
U.S. Treasury Notes,
1.625%, 11/15/22	United States	2,700,000	2,729,016
1.75%, 1/31/23	United States	2,700,000	2,738,180
2.75%, 2/15/24	United States	3,700,000	3,854,070
1.125%, 2/28/27	United States	5,500,000	5,457,890
Total U.S. Government and Agency Securities (Cost $14,843,232)			14,779,156

Asset-Backed Securities 6.8%
Airlines 0.0%†
United Airlines Pass-Through Trust, 2020-1, B, 4.875%, 7/15/27	United States	89,800	93,621

Consumer Finance 0.4%
oCitibank Credit Card Issuance Trust, 2017-A7, A7, FRN, 0.473%, (1-month USD LIBOR + 0.37%), 8/08/24	United States	1,494,000	1,496,700

Diversified Financial Services 6.4%
g,oAntares CLO Ltd., 2018-1A, B, 144A, FRN, 1.781%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	1,455,000	1,449,562
g,oBCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 2.282%, (3-month USD LIBOR + 2.15%), 10/20/30	United States	700,000	697,468
g,oBlueMountain CLO Ltd., 2018-1A, D, 144A, FRN, 3.182%, (3-month USD LIBOR + 3.05%), 7/30/30	United States	1,000,000	964,833
g,oBlueMountain Fuji EUR CLO V DAC, 5A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 1/15/33	Ireland	600,000 EUR	683,004
g,oBurnham Park CLO Ltd., 2016-1A, BR, 144A, FRN, 1.631%, (3-month USD LIBOR + 1.5%), 10/20/29	United States	460,000	459,047
g,oButtermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 2.224%, (3-month USD LIBOR + 2.1%), 10/15/31	United States	1,408,860	1,408,854
g,oCarlyle Global Market Strategies CLO Ltd., 2014-4RA, C, 144A, FRN, 3.024%, (3-month USD LIBOR + 2.9%), 7/15/30	United States	300,000	286,984
g,oCarlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 2.324%, (3-month USD LIBOR + 2.2%), 10/15/31	United States	1,213,000	1,207,133
g,oCarlyle US CLO Ltd., 2021-1A, A2, 144A, FRN, 1.574%, (3-month USD LIBOR + 1.45%), 4/15/34	United States	1,500,000	1,501,497
g,pConsumer Loan Underlying Bond Certificate Issuer Trust I,
2019-51, PT, 144A, FRN, 16.892%, 1/15/45	United States	333,666	331,828
2019-52, PT, 144A, FRN, 16.224%, 1/15/45	United States	366,907	366,934
2019-S8, PT, 144A, FRN, 10.684%, 1/15/45	United States	236,111	231,444
2020-2, PT, 144A, FRN, 16.149%, 3/15/45	United States	345,357	344,320
2020-7, PT, 144A, FRN, 16.127%, 4/17/45	United States	196,681	193,710
g,oDryden 38 Senior Loan Fund, 2015-38A, CR, 144A, FRN, 2.124%, (3-month USD LIBOR + 2%), 7/15/30	United States	863,000	857,839
g,oDryden 55 CLO Ltd., 2018-55A, D, 144A, FRN, 2.974%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	300,000	288,512
g,oGalaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 2.074%, (3-month USD LIBOR + 1.95%), 7/15/31	United States	250,000	249,427
g,oGalaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 1.955%, (3-month USD LIBOR + 1.8%), 5/16/31	United States	400,000	399,835
gHome Partners of America Trust,
2021-2, B, 144A, 2.302%, 12/17/26	United States	1,269,255	1,255,235
2021-3, B, 144A, 2.649%, 1/17/41	United States	480,000	479,187
g,oLCM 26 Ltd., 26A, B, 144A, FRN, 1.532%, (3-month USD LIBOR + 1.4%), 1/20/31	United States	250,000	248,754
g,oLCM XVII LP,
17A, BRR, 144A, FRN, 1.724%, (3-month USD LIBOR + 1.6%), 10/15/31	United States	350,000	350,349
17A, CRR, 144A, FRN, 2.224%, (3-month USD LIBOR + 2.1%), 10/15/31	United States	320,000	319,320
g,oLCM XVIII LP, 18A, DR, 144A, FRN, 2.932%, (3-month USD LIBOR + 2.8%), 4/20/31	United States	770,000	738,865
g,oMadison Park Euro Funding VIII DAC, 8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32	Ireland	400,000 EUR	455,694
g,oMagnetite XXIX Ltd., 2021-29A, B, 144A, FRN, 1.524%, (3-month USD LIBOR + 1.4%), 1/15/34	United States	1,500,000	1,499,134
g,pMill City Mortgage Loan Trust, 2018-4, A1B, 144A, FRN, 3.5%, 4/25/66	United States	902,246	926,299
g,oOctagon Investment Partners 28 Ltd., 2016-1A, BR, 144A, FRN,
1.924%, (3-month USD LIBOR + 1.8%), 10/24/30	United States	250,000	250,485
g,oOctagon Investment Partners 36 Ltd., 2018-1A, A1, 144A, FRN,
1.094%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	500,000	499,629
g,oOctagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN,
2.974%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	400,000	392,742
g,oOctagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN,
3.081%, (3-month USD LIBOR + 2.95%), 7/20/30	United States	1,000,000	959,776
g,pProsper Pass-Thru Trust III,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26	United States	209,893	213,405
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26	United States	231,592	227,628
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26	United States	63,950	64,525
g,oStrata CLO I Ltd., 2018-1A, B, 144A, FRN, 2.324%, (3-month USD LIBOR + 2.2%), 1/15/31	United States	1,300,000	1,298,613
g,pUpgrade Master Pass-Thru Trust, 2019-PT2, A, 144A, FRN, 13.266%, 2/15/26	United States	192,834	197,002
g,oVoya CLO Ltd.,
2013-2A, BR, 144A, FRN, 1.974%, (3-month USD LIBOR +
1.85%), 4/25/31	United States	780,000	771,186
2014-1A, CR2, 144A, FRN, 2.922%, (3-month USD LIBOR +
2.8%), 4/18/31	United States	1,000,000	948,199
2015-2A, BR, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.5%),
7/23/27	United States	820,000	821,434
			24,839,692
Total Asset-Backed Securities (Cost $26,542,557)			26,430,013

Commercial Mortgage-Backed Securities 0.2%
Diversified Financial Services 0.2%
g,oBX Commercial Mortgage Trust,
2021-VOLT, A, 144A, FRN, 0.81%, (1-month USD LIBOR + 0.7%), 9/15/36	United States	250,000	249,493
2021-VOLT, B, 144A, FRN, 1.06%, (1-month USD LIBOR + 0.95%), 9/15/36	United States	400,000	398,171
pCommercial Mortgage Trust, 2006-GG7, AJ, FRN, 6.012%, 7/10/38	United States	186,216	156,732
			804,396
Total Commercial Mortgage-Backed Securities (Cost $829,606)			804,396

Mortgage-Backed Securities 1.3%
qFederal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33	United States	4,835	4,855
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 30 Year, 5%, 4/01/34 - 8/01/35	United States	118,368	133,243
FHLMC Gold Pools, 30 Year, 5.5%, 3/01/33 - 1/01/35	United States	74,831	83,322
FHLMC Gold Pools, 30 Year, 6%, 4/01/33 - 2/01/36	United States	65,210	73,406
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32	United States	9,181	10,242
FHLMC Gold Pools, 30 Year, 7%, 4/01/30	United States	1,168	1,312
FHLMC Gold Pools, 30 Year, 7.5%, 8/01/30	United States	136	157
			301,682
qFederal National Mortgage Association (FNMA) Adjustable Rate 0.0% †
FNMA, 2.289%, (1-year CMT T-Note +/- MBS Margin), 12/01/34	United States	43,411	44,222
Federal National Mortgage Association (FNMA) Fixed Rate 1.1%
FNMA, 10 Year, 2.5%, 7/01/22	United States	509	526
FNMA, 20 Year, 5%, 4/01/30	United States	22,447	24,692
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51	United States	2,331,768	2,437,000
FNMA, 30 Year, 4.5%, 5/01/48	United States	1,733,213	1,878,827
FNMA, 30 Year, 6.5%, 6/01/28 - 10/01/37	United States	66,908	75,517
			4,416,562
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34	United States	98,154	112,510
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29	United States	10,626	10,702
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30	United States	912	1,033
GNMA II, 30 Year, 6.5%, 2/20/34	United States	1,863	1,909
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33	United States	27,776	30,986
GNMA II, Single-family, 30 Year, 6%, 11/20/34	United States	40,795	47,009
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33	United States	17,732	20,360
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32	United States	6,537	7,322
			231,831
Total Mortgage-Backed Securities (Cost $4,825,608)			4,999,152

Municipal Bonds 0.9%
California 0.1%
San Bernardino Community College District, GO, 2019 A-1, 3.271%, 8/01/39	United States	210,000	222,366
Illinois 0.2%
State of Illinois, GO, 2003, 5.1%, 6/01/33	United States	695,000	803,861
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B, Refunding, 4.131%, 6/15/42	United States	345,000	387,888
New York 0.2%
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding, 4%, 11/15/45	United States	535,000	611,741
New York State Dormitory Authority, State University of New York, Revenue, 2019 B, Refunding, 3.142%, 7/01/43	United States	305,000	315,351
			927,092
Ohio 0.1%
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue, 2019 G, Refunding, 3.276%, 1/01/42	United States	190,000	202,497
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41	United States	535,000	571,024
Texas 0.1%
Texas State University System, Revenue, 2019 B, Refunding, 3.289%, 3/15/40	United States	190,000	198,751
Total Municipal Bonds (Cost $2,998,209)			3,313,479

Residential Mortgage-Backed Securities 8.1%
Diversified Financial Services 2.0%
gBRAVO Residential Funding Trust,
2019-1, A1C, 144A, 3.5%, 3/25/58	United States	257,291	261,220
p 2019-2, A3, 144A, FRN, 3.5%, 10/25/44	United States	514,649	529,779
g,pCIM Trust,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49	United States	172,375	174,031
2019-INV2, A3, 144A, FRN, 4%, 5/25/49	United States	333,969	339,343
g,pJ.P. Morgan Mortgage Trust,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52	United States	1,587,377	1,598,452
2021-15, A4, 144A, FRN, 2.5%, 6/25/52	United States	490,000	494,211
2021-6, A4, 144A, FRN, 2.5%, 10/25/51	United States	883,959	892,337
g,pOBX Trust, 2021-J3, A4, 144A, FRN, 2.5%, 10/25/51	United States	324,034	327,510
g,pProvident Funding Associates LLP, 2021-J1, A3, 144A, FRN, 2.5%, 2/20/49	United States	975,956	986,425
g,pProvident Funding Mortgage Trust, 2019-1, A2, 144A, FRN, 3%, 12/25/49	United States	192,036	192,161
g,pPSMC Trust, 2021-3, A3, 144A, FRN, 2.5%, 8/25/51	United States	1,930,190	1,948,482
			7,743,951
Thrifts & Mortgage Finance 6.1%
oFHLMC Structured Agency Credit Risk Debt Notes,
2013-DN2, M2, FRN, 4.353%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	894,294	922,133
2014-DN2, M3, FRN, 3.703%, (1-month USD LIBOR + 3.6%), 4/25/24	United States	1,229,404	1,259,682
2014-DN3, M3, FRN, 4.103%, (1-month USD LIBOR + 4%), 8/25/24	United States	49,515	50,450
2014-DN4, M3, FRN, 4.653%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	304,252	311,957
2014-HQ1, M3, FRN, 4.203%, (1-month USD LIBOR + 4.1%), 8/25/24	United States	24,110	24,224
2014-HQ3, M3, FRN, 4.853%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	22,920	22,997
2015-DNA1, M3, FRN, 3.403%, (1-month USD LIBOR + 3.3%), 10/25/27	United States	81,441	82,740
2015-DNA3, M3, FRN, 4.803%, (1-month USD LIBOR + 4.7%), 4/25/28	United States	1,064,769	1,098,531
2016-DNA2, M3, FRN, 4.753%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	899,061	932,123
2017-DNA2, M2, FRN, 3.553%, (1-month USD LIBOR + 3.45%), 10/25/29	United States	1,340,000	1,380,197
2017-DNA3, M2, FRN, 2.603%, (1-month USD LIBOR + 2.5%), 3/25/30	United States	2,901,345	2,960,196
2017-HQA2, M2, FRN, 2.753%, (1-month USD LIBOR + 2.65%), 12/25/29	United States	232,389	238,525
oFNMA Connecticut Avenue Securities,
2013-C01, M2, FRN, 5.353%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	115,880	120,648
2014-C01, M2, FRN, 4.503%, (1-month USD LIBOR + 4.4%), 1/25/24	United States	196,873	204,051
2014-C02, 1M2, FRN, 2.703%, (1-month USD LIBOR + 2.6%), 5/25/24	United States	614,575	626,497
2014-C02, 2M2, FRN, 2.703%, (1-month USD LIBOR + 2.6%), 5/25/24	United States	219,099	222,392
2014-C03, 1M2, FRN, 3.103%, (1-month USD LIBOR + 3%), 7/25/24	United States	1,226,362	1,246,212
2014-C03, 2M2, FRN, 3.003%, (1-month USD LIBOR + 2.9%), 7/25/24	United States	38,842	39,440
2015-C01, 1M2, FRN, 4.403%, (1-month USD LIBOR + 4.3%), 2/25/25	United States	270,728	276,273
2015-C02, 1M2, FRN, 4.103%, (1-month USD LIBOR + 4%), 5/25/25	United States	663,908	676,272
2015-C02, 2M2, FRN, 4.103%, (1-month USD LIBOR + 4%), 5/25/25	United States	40,451	40,567
2015-C03, 1M2, FRN, 5.103%, (1-month USD LIBOR + 5%), 7/25/25	United States	942,559	969,871

2015-C03, 2M2, FRN, 5.103%, (1-month USD LIBOR + 5%), 7/25/25	United States	69,574	69,824
2016-C01, 1M2, FRN, 6.853%, (1-month USD LIBOR + 6.75%), 8/25/28	United States	182,382	191,639
2016-C02, 1M2, FRN, 6.103%, (1-month USD LIBOR + 6%), 9/25/28	United States	1,154,181	1,193,935
2016-C03, 1M2, FRN, 5.403%, (1-month USD LIBOR + 5.3%), 10/25/28	United States	907,913	941,538
2016-C05, 2M2, FRN, 4.553%, (1-month USD LIBOR + 4.45%), 1/25/29	United States	844,080	875,074
2016-C06, 1M2, FRN, 4.353%, (1-month USD LIBOR + 4.25%), 4/25/29	United States	296,959	306,877
2016-C07, 2M2, FRN, 4.453%, (1-month USD LIBOR + 4.35%), 5/25/29	United States	625,920	650,428
2017-C01, 1M2, FRN, 3.653%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	1,245,150	1,276,223
2017-C03, 1M2, FRN, 3.103%, (1-month USD LIBOR + 3%), 10/25/29	United States	2,255,769	2,310,318
2017-C04, 2M2, FRN, 2.953%, (1-month USD LIBOR + 2.85%), 11/25/29	United States	525,434	539,173
2017-C05, 1M2, FRN, 2.303%, (1-month USD LIBOR + 2.2%), 1/25/30	United States	1,519,795	1,547,274
			23,608,281
Total Residential Mortgage-Backed Securities (Cost $32,425,652)			31,352,232

		Shares
Escrows and Litigation Trusts 0.0%†
a,bK2016470219 South Africa Ltd., Escrow Account	South Africa	72,822	—
Mesquite Energy, Inc., Escrow Account	United States	243,000	9,416
a,bMillennium Corporate Claim Trust, Escrow Account	United States	950,432	—
a,bMillennium Lender Claim Trust, Escrow Account	United States	950,432	—
Total Escrows and Litigation Trusts (Cost $243,000)			9,416
Total Long Term Investments (Cost $380,748,181)			374,062,974

	Number of Contracts	Notional Amount#
Options Purchased 0.0%†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%†
Receive Fixed 1.35%, Pay Floating 3-month USD LIBOR, Counterparty CITI, Expires 5/16/22	1	12,100,000	77,013
Puts - Over-the-Counter
Currency Options
Foreign Exchange EUR/RUB, Counterparty MSCO, October Strike Price 82.83 RUB, Expires 10/27/22	1	2,060,000 EUR	30,516
Total Options Purchased (Cost $126,007)			107,529

Short Term Investments 2.3%

	Country	Shares	Value
Money Market Funds 2.3%
d,rInstitutional Fiduciary Trust - Money Market Portfolio, 0.01%	United States	9,106,742	9,106,742
Total Money Market Funds (Cost $9,106,742)			9,106,742
Total Short Term Investments (Cost $9,106,742)			9,106,742

Total Investments (Cost $389,980,930) 98.6%			$383,277,245
Options Written (0.0)%†			(56,093)
Other Assets, less Liabilities 1.4%			5,245,117
Net Assets 100.0%			$388,466,269

	Number of Contracts	Notional Amount#
sOptions Written (0.0)%†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.75%, Counterparty CITI, Expires 5/16/22	1	(12,100,000)	(56,093)
			(56,093)
Total Options Written (Premiums received $92,323)			$(56,093)

#	Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
a	Non-income producing.
b	Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c	See Note 9 regarding restricted securities.
d	See Note 3(e) regarding investments in affiliated management investment companies.
e	Income may be received in additional securities and/or cash.
f	Perpetual security with no stated maturity date.
g	Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $210,014,353, representing 54.1% of net assets.
h	The coupon rate shown represents the rate at period end.
i	See Note 1(h) regarding senior floating rate interests.
j	See Note 1(i) regarding Marketplace Lending.
k	See Note 1(e) regarding loan participations and assignments.
l	A supranational organization is an entity formed by two or more central governments through international treaties.
m	The principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
n	Principal amount of security is adjusted for inflation. See Note 1(k) in Item 1 of this Form N-CSR.
o	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
p	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q	Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r	The rate shown is the annualized seven-day effective yield at period end.
s	See Note 1(d) regarding written options.

At December 31, 2021, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes	Short	96	$12,525,000	3/22/22	$(147,725)
U.S. Treasury 10 Year Ultra Notes	Short	27	3,953,812	3/22/22	(12,415)
U.S. Treasury 2 Year Notes	Long	26	5,672,469	3/31/22	(5,601)
U.S. Treasury 5 Year Notes	Short	190	22,985,547	3/31/22	(127,898)
U.S. Treasury Long Bonds	Short	12	1,925,250	3/22/22	(26,642)
Total Futures Contracts					$(320,281)

*	As of year end.

At December 31, 2021, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts
Currency	Counterparty a	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Euro	JPHQ	Sell	4,507,600	5,235,491	1/18/22	$106,173	$—
Indonesian Rupiah	JPHQ	Buy	8,900,000,000	621,726	1/18/22	2,351	—
Indonesian Rupiah	JPHQ	Sell	8,900,000,000	625,879	1/18/22	1,802	—
South Korean Won	JPHQ	Buy	1,050,000,000	885,635	1/27/22	$—	$(3,169)
Australian Dollar	JPHQ	Buy	1,200,000	869,550	1/31/22	2,505	—
Australian Dollar	JPHQ	Sell	1,200,000	862,357	1/31/22	—	(9,698)
Indonesian Rupiah	JPHQ	Buy	12,618,000,000	878,446	2/22/22	3,615	—
Indonesian Rupiah	JPHQ	Sell	23,000,000,000	1,598,332	2/22/22	—	(9,483)
Euro	JPHQ	Sell	1,230,000	1,379,577	2/24/22	—	(21,091)
Euro	JPHQ	Sell	1,040,034	1,189,381	3/18/22	4,804	(346)
Columbian Peso	JPHQ	Sell	1,700,000,000	425,418	6/03/22	15,211	—
Total Forward Exchange Contracts						$136,461	$(43,787)
Net unrealized appreciation (depreciation)						$92,674

*	In U.S. dollars unless otherwise indicated.
[a]	May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At December 31, 2021, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter- party	Maturity Date	Notional Amount(a)	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection (c)
Traded Index
CDX.NA.HY.37 .	(5.00)%	Quarterly		12/20/26	3,875,000	$(363,086)	$(353,089)	$(9,997)

Contracts to Sell Protection (c)(d)
Traded Index
CDX.NA.EM.36 .	1.00%	Quarterly		12/20/26	2,150,000	(86,073)	(71,244)	(14,829)	Investment Grade
Total Centrally Cleared Swap Contracts						$(449,159)	$(424,333)	$(24,826)

OTC Swap Contracts
Contracts to Sell Protection (c)(d)
Single Name
Air France-KLM	5.00%	Quarterly	BOFA	6/20/26	20,000 EUR	486	360	126	NR
Air France-KLM	5.00%	Quarterly	JPHQ	6/20/26	60,000 EUR	1,458	943	515	NR
Air France-KLM	5.00%	Quarterly	MSCO	12/20/25	660,000 EUR	17,766	621	17,145	NR
American Airlines Group, Inc.	5.00%	Quarterly	GSCO	6/20/22	200,000	483	(875)	1,358	CCC
Carnival Corp.	1.00%	Quarterly	CITI	12/20/26	1,080,000	(147,111)	(135,060)	(12,051)	B-
Mexico Government Bond	1.00%	Quarterly	GSCO	6/20/26	925,000	7,897	2,402	5,495	BBB
Nordstrom, Inc.	1.00%	Quarterly	JPHQ	12/20/26	1,000,000	(106,932)	(84,832)	(22,100)	BB+
United Airlines Holdings, Inc.	5.00%	Quarterly	JPHQ	12/20/26	800,000	29,781	24,316	5,465	B
(e)BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10%	4.10%	Quarterly	BNDP	12/20/23	350,000 EUR	$9,442	$—	$9,442	Non-Investment Grade
(e)Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5%	—%	Quarterly	CITI	12/20/23	800,000	(297,267)	(239,917)	(57,350)	Non-Investment Grade
(e)Citibank
Bespoke Kona
Index, Equity
Tranche 0-5%	—%	Quarterly	CITI	12/20/22	1,000,000	(176,411)	(133,678)	(42,733)	Non-Investment Grade
(e)Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10%	2.42%	Quarterly	CITI	12/20/22	800,000	6,164	—	6,164	Non-Investment Grade
(e)Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10%	1.97%	Quarterly	CITI	12/20/22	1,100,000	10,308	—	10,308	Non-Investment Grade
MCDX.
NA.MAIN.31 .	1.00%	Quarterly	CITI	12/20/23	2,270,000	27,367	9,041	18,326	Investment Grade
Total OTC Swap Contracts						$(616,569)	$(556,679)	$(59,890)
Total Credit Default Swap Contracts						$(1,065,728)	$(981,012)	$(84,716)

(a)	In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)	Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)	Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)	The fund enters contracts to sell protection to create a long credit position.
(e)	Represents a custom index comprised of a basket of underlying instruments.

Additional financial disclosures are included in the notes to financial statements of the Fund's annual report and should be read in conjunction with this report.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Strategic Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary statement of investments, of Franklin Strategic Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (included in Item 1 of this Form N-CSR) and the statement of investments (included in Item 6 of this Form N-CSR) as of December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 17, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022